    As Filed with the Securities and Exchange Commission on January 24, 1996
                                                Registration Nos. 33-[         ]
                                                                811-[          ]
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                              -----------------

                                   FORM N-1A
       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             /X/

                          Pre-Effective Amendment No.                      / /

                          Post-Effective Amendment No.                    / /

                                     and/or

                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940
                                 AMENDMENT NO.
                        (Check appropriate box or boxes)

                              -----------------

                                 FS FUNDS Trust
               (Exact Name of Registrant as Specified in Charter)
                                805 Third Avenue
                                   30th Floor
                            New York, New York 10022
              (Address of Principal Executive Offices) (Zip Code)

     Registrant's Telephone Number, including Area Code: (800)_____________

                                John J. Pileggi
                                237 Park Avenue
                           New York, New York  10017
                    (Name and Address of Agent for Service)

                                    Copy to:
                             Steven R. Howard, Esq.
                                Baker & McKenzie
                                805 Third Avenue
                           New York, New York  10022

               Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

               Registration has elected, pursuant to Rule 24f-2 under the Investment Company Act of 1940, to register an indefinite number of shares by this registration statement. In accordance with Rule 24f-2, a registration fee in the amount of $500 has previously been paid.

                              -----------------

               Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with
Section 8(a) of the Securities Act of 1933 or until this registration statement shall become effective on such date as the Commission, acting pursuant to said
Section 8(a), may determine.

==============================================================================

Total Pages:  ___

Exhibit Index:  ___

                                 FS FUNDS TRUST

                      Registration Statement on Form N-1A

                             CROSS REFERENCE SHEET
                            Pursuant to Rule 495(a)
                        under the Securities Act of 1933

                    U.S. TREASURY RESERVE MONEY MARKET FUND
                         CASH RESERVE MONEY MARKET FUND
                        SHORT-TERM TREASURY INCOME FUND
                         INTERMEDIATE BOND INCOME FUND
                                BOND INCOME FUND
                            STOCK APPRECIATION FUND
                       AGGRESSIVE STOCK APPRECIATION FUND
                         VALUE STOCK APPRECIATION FUND
                           INTERNATIONAL EQUITY FUND

                            SERVICE CLASS PROSPECTUS

 Part A                                Prospectus Caption
 ------                                ------------------
 Item 1.   Cover Page  . . . . . .     Cover Page

 Item 2.   Synopsis  . . . . . . .     Fund Expenses; Fee Table

 Item 3.   Condensed Financial
             Information . . . . .     Not Applicable


 Item 4.   General Description of
             Registrant  . . . . .     The Funds; The Investment
                                       Policies and Practices of
                                       the Funds

 Item 5.   Management of the Fund      Management of the Funds

 Item 5A.  Management's Discussion of
            Fund Performance . . .     Not Applicable

 Item 6.   Capital Stock and Other
             Securities  . . . . .     Dividends, Distributions
                                       and Federal Income Tax;
                                       Other Information

 Item 7.   Purchase of Securities
            Being Offered  . . . .     Fund Valuation; Pricing
                                       and Purchase of Fund
                                       Shares

 Item 8.   Redemption or
             Repurchase  . . . . .     Redemption of Fund Shares

 Item 9.   Legal Proceedings . . .     Not Applicable

                            PREMIUM CLASS PROSPECTUS

                    U.S. TREASURY RESERVE MONEY MARKET FUND
                         CASH RESERVE MONEY MARKET FUND
                        SHORT-TERM TREASURY INCOME FUND
                         INTERMEDIATE BOND INCOME FUND
                                BOND INCOME FUND
                            STOCK APPRECIATION FUND
                       AGGRESSIVE STOCK APPRECIATION FUND
                         VALUE STOCK APPRECIATION FUND
                           INTERNATIONAL EQUITY FUND



 Part A                                Prospectus Caption
 ------                                ------------------
 Item 1.   Cover Page  . . . . . .     Cover Page

 Item 2.   Synopsis  . . . . . . .     Fund Expenses; Fee Table

 Item 3.   Condensed Financial
             Information . . . . .     Not Applicable

 Item 4.   General Description of
             Registrant  . . . . .     The Funds; The Investment
                                       Policies and Practices of
                                       the Funds

 Item 5.   Management of the
             Fund  . . . . . . . .     Management of the Funds

 Item 5A.  Management's Discussion of
            Fund Performance . . .     Not Applicable

 Item 6.   Capital Stock and Other
             Securities  . . . . .     Dividends, Distributions
                                       and Federal Income Tax;
                                       Other Information

 Item 7.   Purchase of Securities
            Being Offered  . . . .     Fund Valuation; Pricing
                                       and Purchase of Fund
                                       Shares

 Item 8.   Redemption or
             Repurchase  . . . . .     Redemption of Fund Shares

 Item 9.   Legal Proceedings . . .     Not Applicable

                       U.S. INTERMEDIATE TAX EXEMPT FUND
                      KANSAS INTERMEDIATE TAX EXEMPT FUND
                            SERVICE CLASS PROSPECTUS

 Part A                                Prospectus Caption
 ------                                ------------------
 Item 1.   Cover Page  . . . . . .     Cover Page

 Item 2.   Synopsis  . . . . . . .     Fund Expenses; Fee Table

 Item 3.   Condensed Financial
             Information . . . . .     Not Applicable

 Item 4.   General Description of
             Registrant  . . . . .     The Funds; The Investment
                                       Policies and Practices of
                                       the Funds

 Item 5.   Management of the
             Fund  . . . . . . . .     Management of the Funds

 Item 5A.  Management's Discussion of
            Fund Performance . . .     Not Applicable

 Item 6.   Capital Stock and Other
             Securities  . . . . .     Dividends, Distributions
                                       and Federal Income Tax;
                                       Other Information

 Item 7.   Purchase of Securities
            Being Offered  . . . .     Fund Valuation; Pricing
                                       and Purchase of Fund
                                       Shares

 Item 8.   Redemption or
             Repurchase  . . . . .     Redemption of Fund Shares

 Item 9.   Legal Proceedings . . .     Not Applicable

                       U.S. INTERMEDIATE TAX EXEMPT FUND
                      KANSAS INTERMEDIATE TAX EXEMPT FUND

                            PREMIUM CLASS PROSPECTUS

 Part A                                Prospectus Caption
 ------                                ------------------
 Item 1.   Cover Page  . . . . . .     Cover Page

 Item 2.   Synopsis  . . . . . . .     Fund Expenses; Fee Table

 Item 3.   Condensed Financial
             Information . . . . .     Not Applicable

 Item 4.   General Description of
             Registrant  . . . . .     The Funds; The Investment
                                       Policies and Practices of
                                       the Funds

 Item 5.   Management of the
             Fund  . . . . . . . .     Management of the Funds

 Item 5A.  Management's Discussion of
            Fund Performance . . .     Not Applicable

 Item 6.   Capital Stock and Other
             Securities  . . . . .     Dividends, Distributions
                                       and Federal Income Tax;
                                       Other Information

 Item 7.   Purchase of Securities
            Being Offered  . . . .     Fund Valuation; Pricing
                                       and Purchase of Fund
                                       Shares

 Item 8.   Redemption or
             Repurchase  . . . . .     Redemption of Fund Shares

 Item 9.   Legal Proceedings . . .     Not Applicable

                    U.S. TREASURY RESERVE MONEY MARKET FUND
                         CASH RESERVE MONEY MARKET FUND
                        SHORT-TERM TREASURY INCOME FUND
                         INTERMEDIATE BOND INCOME FUND
                                BOND INCOME FUND
                            STOCK APPRECIATION FUND
                       AGGRESSIVE STOCK APPRECIATION FUND
                         VALUE STOCK APPRECIATION FUND
                           INTERNATIONAL EQUITY FUND
                       U.S. INTERMEDIATE TAX EXEMPT FUND
                      KANSAS INTERMEDIATE TAX EXEMPT FUND


                                       Statement of Additional
 Part B                                Information Caption
 -------------                         -------------------------
 Item 10.  Cover Page  . . . . . .     Cover Page

 Item 11.  Table of Contents . . .     Table of Contents

 Item 12.  General Information and
            History  . . . . . . .     Not Applicable

 Item 13.  Investment Objective and
            Policies . . . . . . .     Investment Policies;
                                       Investment Restrictions

 Item 14.  Management of the
           Registrant  . . . . . .     Management

 Item 15.  Control Persons and
             Principal Holders of
             Securities  . . . . .     Management

 Item 16.  Investment Advisory and
             Other Services  . . .     Management; Custodian;
                                       Experts

 Item 17.  Brokerage Allocation  .     Portfolio Transactions

 Item 18.  Capital Stock and Other
             Securities  . . . . .     Shares of Beneficial
                                       Interest

 Item 19.  Purchase, Redemption and
             Pricing of Securities
             Being Offered . . . .     Pricing and Purchase of
                                       Fund Shares (Part A);
                                       Redemption of Fund Shares
                                       (Part A); Determination
                                       of Net Asset Value

 Item 20.  Tax Status  . . . . . .     Taxation

 Item 21.  Underwriters  . . . . .     Management

                                       Statement of Additional
 Part B                                Information Caption
 -------------                         -------------------------
 Item 22.  Calculation of Performance
             Data  . . . . . . . .     Calculation of Yields and
                                       Performance Information

 Item 23.  Financial Statements  .     Not Applicable

Part C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

                                 FS FUNDS TRUST
                                       [ADDRESS]
                                       GENERAL AND ACCOUNT INFORMATION:
                                       (800) __________

                            SERVICE CLASS PROSPECTUS
                          ________--INVESTMENT ADVISOR
                          ("______" OR THE "ADVISER")
                   _____________________--INVESTMENT ADVISOR
                     FOR THE CASH RESERVE MONEY MARKET FUND
                                  ("_______")
                   ____________________________--ADMINISTRATOR AND SPONSOR
                                ("____________")
                         ________________--DISTRIBUTOR
                          ("___" OR THE "DISTRIBUTOR")

         This Prospectus describes nine funds, two money market funds (the "Money Market Funds") and seven non-money market funds (the "Non Money Market Funds") (collectively, the "Funds"), all of which are managed by _______, except the Cash Reserve Money Market Fund, which is managed by ___. The Funds and their investment objectives are:

         - THE U.S. TREASURY RESERVE MONEY MARKET FUND SEEKS TO PROVIDE INVESTORS WITH AS HIGH A LEVEL OF CURRENT INCOME AS IS CONSISTENT WITH LIQUIDITY, STABILITY, MAXIMUM SAFETY OF PRINCIPAL AND THE MAINTENANCE OF A STABLE $1.00 NET ASSET VALUE.

         - THE CASH RESERVE MONEY MARKET FUND SEEKS TO PROVIDE INVESTORS WITH CURRENT INCOME, LIQUIDITY AND THE MAINTENANCE OF A STABLE $1.00 NET ASSET VALUE BY INVESTING IN HIGH QUALITY, SHORT-TERM OBLIGATIONS.

         - THE SHORT-TERM TREASURY INCOME FUND SEEKS TO PROVIDE INVESTORS WITH AS HIGH A LEVEL OF CURRENT INCOME AS IS CONSISTENT WITH LIQUIDITY AND SAFETY OF PRINCIPAL.

         - THE INTERMEDIATE BOND INCOME FUND SEEKS TO PROVIDE INVESTORS WITH AS HIGH A LEVEL OF CURRENT INCOME AS IS CONSISTENT WITH MANAGING FOR TOTAL RETURN BY INVESTING IN FIXED INCOME SECURITIES.

         - THE BOND INCOME FUND SEEKS TO PROVIDE INVESTORS WITH AS HIGH A LEVEL OF CURRENT INCOME AS IS CONSISTENT WITH MANAGING FOR TOTAL RETURN BY INVESTING IN FIXED INCOME SECURITIES.

         - THE STOCK APPRECIATION FUND SEEKS TO PROVIDE INVESTORS WITH LONG-TERM CAPITAL APPRECIATION.

         - THE AGGRESSIVE STOCK APPRECIATION FUND SEEKS TO PROVIDE INVESTORS WITH AGGRESSIVE LONG-TERM CAPITAL APPRECIATION.

         - THE VALUE STOCK APPRECIATION FUND SEEKS TO PROVIDE INVESTORS WITH LONG-TERM CAPITAL APPRECIATION AND DIVIDEND INCOME.

         - THE INTERNATIONAL EQUITY FUND SEEKS TO PROVIDE INVESTORS WITH LONG-TERM CAPITAL APPRECIATION BY INVESTING, DIRECTLY OR INDIRECTLY, IN HIGH QUALITY COMPANIES BASED OUTSIDE THE UNITED STATES.

         This Prospectus describes only the "Service Class" of each Fund. Each Fund also offers a Premium Class of shares. See "Other Information" -- "Capitalization". The Funds are separate investment funds of FS FUNDS Trust (the "Trust"), a Delaware business trust and registered management investment company.

         The International Equity Fund, unlike other mutual funds which directly acquire and manage their own portfolio of securities, seeks to achieve its investment objectives by investing all of its investable assets in another mutual fund. The International Equity Fund employs a two-tier master feeder fund structure.

         AN INVESTMENT IN SHARES OF THE TRUST IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, _______, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY, AND MAY INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

         THIS PROSPECTUS SETS FORTH CONCISELY THE INFORMATION A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN ANY OF THE FUNDS AND SHOULD BE READ AND RETAINED FOR INFORMATION ABOUT EACH FUND.

         A Statement of Additional Information (the "SAI"), dated January __, 1996, containing additional and more detailed information about the Funds has been filed with the Securities and Exchange Commission ("SEC") and is hereby incorporated by reference into this Prospectus. It is available without charge and can be obtained by writing or calling the Funds at the address and information numbers printed above.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
     EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

              The Date of this Prospectus is January __, 1996.

                               TABLE OF CONTENTS

                                                                             Page
                                                                             ----
FUND EXPENSES . . . . . . . . . . . . . . . . . . . . . . . . . . .  . . . . .  1

FEE TABLE . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  . . . . .  1

HIGHLIGHTS  . . . . . . . . . . . . . . . . . . . . . . . . . . . .  . . . . .  3

THE INVESTMENT POLICIES AND PRACTICES OF THE FUNDS  . . . . . . . .  . . . .   10

INVESTMENT RESTRICTIONS . . . . . . . . . . . . . . . . . . . . . .  . . . .   21

RISKS OF INVESTING IN THE FUNDS . . . . . . . . . . . . . . . . . .  . . . .   21

MANAGEMENT OF THE FUNDS . . . . . . . . . . . . . . . . . . . . . .  . . . .   23

FUND SHARE VALUATION  . . . . . . . . . . . . . . . . . . . . . . .  . . . .   27

PRICING AND PURCHASE OF FUND SHARES . . . . . . . . . . . . . . . .  . . . .   28

MINIMUM PURCHASE REQUIREMENTS . . . . . . . . . . . . . . . . . . .  . . . .   29

INDIVIDUAL RETIREMENT ACCOUNTS  . . . . . . . . . . . . . . . . . .  . . . .   29

EXCHANGE OF FUND SHARES . . . . . . . . . . . . . . . . . . . . . .  . . . .   29

REDEMPTION OF FUND SHARES . . . . . . . . . . . . . . . . . . . . .  . . . .   30

DIVIDENDS, DISTRIBUTIONS AND FEDERAL INCOME TAX . . . . . . . . . .  . . . .   32

OTHER INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . .  . . . .   34

APPENDIX  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  . . . .  A-1

                                 FUND EXPENSES

         The following expense table lists the costs and expenses that an investor in the Service Class of shares will incur either directly or indirectly as a shareholder of a Fund. The information is based upon estimates. Shareholders in the Premium Class of shares may be subject to an additional shareholder servicing charge of up to 0.50% of average daily net assets.

                                                                   FEE TABLE

                                U.S.
                               Treasury    Cash    Short-
                               Reserve   Reserve    Term   Intermediate                         Aggressive    Value
                                Money     Money   Treasury     Bond        Bond      Stock        Stock       Stock        Int'l
                                Market   Market    Income     Income      Income  Appreciation Appreciation Appreciation  Equity
                                 Fund     Fund      Fund       Fund        Fund      Fund        Fund         Fund         Fund
                                ------    ------   ------   ----------    ------    ---------   ----------   --------     -------
Maximum Sales Load Imposed on
Purchases (as a percentage of
offering price)   . . . . . .    None      None     None       None        None        None        None        None       None

Maximum Sales Load Imposed on
Reinvested Dividends (as a
percentage of offering price)    None      None     None       None        None        None        None        None       None

Deferred Sales Load (as a        None      None     None       None        None        None        None        None       None
percentage of redemption
proceeds)   . . . . . . . . .

Redemption Fees(1). . . . . .    None      None     None       None        None        None        None        None       None

Exchange Fees   . . . . . . .    None      None     None       None        None        None        None        None       None

ANNUAL FUND OPERATING
EXPENSES
 (as a percentage of average
net assets)


Management Fees . . . . . . .   0.15%     0.20%     0.30%     0.40%       0.40%       0.65%       0.745%       0.65%      0.75%
12b-1 Fees
(after waivers)(2). . . . . .    0.00      0.00     0.00       0.00        0.00        0.00        0.00        0.00       0.00

Other Expenses  . . . . . . .   0.32%     0.30%    0.45%(3)   0.35%       0.56%       0.35%        0.49%       0.53%    0.24%(3)(4)
                                -----     -----    -----      -----       -----       ------       -----       -----    ----
Total Portfolio Operating
Expenses(1)(2) . . . . . . .    0.47%     0.50%     0.75%     0.75%       0.96%       1.00%        1.23%       1.18%    0.99%(3)(4)
                                =====     =====    =====      =====       =====       =====        =====       =====    =====





----------------------------------

(1) Shareholders may be charged a wire redemption fee by their bank for receiving a wire payment on their behalf.

(2) The fee under each Fund's Distribution Plan and Agreement is calculated on the basis of the average net assets of each Fund at an annual rate not to exceed 0.25%.

(3) [Absent 12b-1 fee waivers, which may be discontinued at any time, Total Portfolio Operating Expenses would be 0.72% for the U.S. Treasury Reserve Money Market Fund, 0.75% for the Cash Reserve Money Market Fund, 1.00% for the Short-Term Treasury Income Fund, 1.00% for the Intermediate Bond Income Fund, 1.21% for the Bond Income Fund, 1.25% for the Stock Appreciation Fund, 1.48% for the Aggressive Stock Appreciation Fund, 1.43% for the Value Stock Appreciation Fund, and 1.49% for the International Equity Fund.]

(4) [The International Equity Fund pays [ADMINISTRATOR] a 0.15% administrative fee and has other expenses of ____% and the Portfolio pays advisory and administrative fees, of which the International Equity Fund bears its pro rata portion. The Trust's Board of Trustees believes that the aggregate per share expenses of the Fund and the Portfolio will be approximately equal to the expenses the Fund would incur if its assets were invested directly in foreign securities. Investment Advisory Fees are those incurred by the Portfolio; as long as its assets are invested in the Portfolio, the Fund pays no investment advisory fees directly. For the first year of the International Equity Fund's operation, ______ will reimburse 0.10% to the Fund and [ADMINISTRATOR] will waive its fee.
      Absent such reimbursement and waiver and 12b-1 waiver, Other Expenses and Total Portfolio Operating Expenses would be 0.49% and 1.49%, respectively.]

         The purpose of this table is to assist a shareholder in the Service Class of shares in understanding the various costs and expenses that an investor in the Funds will bear.

Example:*

         You would pay the following expenses on a $1,000 investment, assuming
(1) 5% gross annual return and (2) redemption at the end of each time period:



                                   U.S.
                                 Treasury    Cash      Short-
                                  Reserve   Reserve     Term    Intermediate                    Aggressive      Value
                                   Money     Money    Treasury      Bond     Bond     Stock        Stock        Stock
                                  Market    Market     Income      Income   Income Appreciation Appreciation Appreciation     Int'l
                                   Fund      Fund       Fund        Fund     Fund      Fund         Fund          Fund        Fund
                                  ------    ------     -------   ----------- ------  -------     ---------     ---------   ---------
1 year  . . . . . . . . . . .       $5        $5         $8          $8        $10      $10          $13          $12         $10

3 years   . . . . . . . . . .      $15       $16        $24         $24        $31      $32          $39          $37         $32





----------------------------------

* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount.

                                   HIGHLIGHTS


INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

         This Prospectus describes nine funds, two money market funds and seven non-money market funds (collectively, the "Funds"), all of which are managed by [ADVISOR'S NAME], except the Cash Reserve Money Market Fund which is managed by [ADVISOR'S NAME]. Each Fund has distinct investment objectives and policies.

MONEY MARKET FUNDS:

         U.S. Treasury Reserve Money Market Fund. The investment objective of the U.S. Treasury Reserve Money Market Fund is to seek as high a level of current income as is consistent with liquidity, stability and maximum safety of principal and the maintenance of a stable $1.00 net asset value per share. The Fund invests exclusively in short-term obligations of the United States Treasury, which are backed by the full faith and credit of the United States Government, and repurchase agreements in respect of such obligations. This fund is not currently in operation.

         Cash Reserve Money Market Fund. The investment objectives of the Cash Reserve Money Market Fund are current income, liquidity and the maintenance of a stable $1.00 net asset value per share by investing in high quality, U.S. dollar-denominated short-term obligations which are determined by the investment advisor to present minimal credit risks.

         The Cash Reserve Money Market Fund may invest in obligations permitted to be purchased under Rule 2a-7 of the Investment Company Act of 1940 (the "1940 Act") including, but not limited to, (1) obligations of the U.S. Government or its agencies or instrumentalities; (2) commercial paper, loan participation interests, medium-term notes, asset-backed securities and other promissory notes, including floating or variable rate obligations; and (3) domestic, Yankee dollar and Eurodollar certificates of deposit, time deposits, bankers' acceptances, commercial paper, bearer deposit notes and other promissory notes, including floating or variable rate obligations issued by U.S. or foreign bank holding companies and their bank subsidiaries, branches and agencies. The Cash Reserve Money Market Fund will invest only in issuers or instruments that at the time of purchase (1) have received the highest short-term rating by at least two Nationally Recognized Statistical Rating Organizations ("NRSROs") such as "A-1" by Standard & Poor's and "P-1" by Moody's; (2) are single rated and have received the highest short-term rating by a NRSRO (and provided the purchase is approved or ratified by the Board of Trustees); or (3) are unrated, but are determined to be of comparable quality by [ADVISOR'S NAME] pursuant to guidelines approved by the Board and subject to ratification by the Board. The Cash Reserve Money Market Fund may also purchase securities on a "when-issued" basis and purchase or sell them on a "forward commitment" basis.

         The Cash Reserve Money Market Fund will concentrate its investments in obligations issued by the banking industry. Concentration in this context means the investment of more than 25% of the Cash Reserve Money Market Fund's assets in such investments. However, for temporary defensive purposes during periods when [ADVISOR'S NAME] believes that maintaining this concentration may be inconsistent with the best interest of shareholders, the Cash Reserve Money Market Fund will not maintain this concentration. The Cash Reserve Money Market Fund's policy of concentration in the banking industry increases the Fund's exposure to market conditions prevailing in that industry.

         The Cash Reserve Money Market Fund may also invest in variable amount master demand obligations which are unsecured demand notes that permit the indebtedness thereunder to vary, and provide for periodic adjustments in the interest rate. Because master demand obligations are direct lending arrangements between the Cash Reserve Money Market Fund and the issuer, they are not normally traded. There is no secondary market for the notes; however, the period of time remaining until payment of principal and accrued interest can be recovered under a variable amount master demand obligation generally shall not exceed seven days. To the extent this period is exceeded, the obligation in question would be considered illiquid. Issuers of variable amount master demand obligations must satisfy the same criteria as set forth for other promissory notes (e.g., commercial paper). The Cash Reserve Money Market Fund will invest in variable amount master demand obligations only when such obligations are determined by [ADVISOR'S NAME], pursuant to guidelines established by the Board of Trustees, to be of comparable quality to rated issuers or instruments eligible for investment by the Cash Reserve Money Market Fund. In determining weighted average dollar portfolio maturity, a variable amount master demand obligation will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of the interest rate or the period of time remaining until the principal amount can be recovered from the issuer on demand.


Amortized Cost Method of Valuation for the Money Market Funds

         Portfolio investments of each Money Market Fund are valued based on the amortized cost valuation technique pursuant to Rule 2a-7 under the 1940 Act. Obligations in which the Money Market Funds invest generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The weighted average dollar portfolio maturity of each Money Market Fund will not exceed 90 days. See the SAI for an explanation of the amortized cost valuation method.


NON-MONEY MARKET FUNDS:

         Short-Term Treasury Income Fund. The investment objective of this Fund is to seek as high a level of current income as is consistent with liquidity and safety of principal. The Fund invests at least 65% of its total assets in U.S. Treasury obligations and it is the current intent of [ADVISOR'S NAME] to maintain an average maturity range between 1 to 3 years.

         Intermediate Bond Income Fund. The investment objective of the Intermediate Bond Income Fund is to provide as high a level of current income as is consistent with managing for total return by investing at least 65% of its total assets in fixed income securities. The Fund invests primarily in high quality fixed income securities such as U.S. Government securities, corporate bonds and asset-backed securities (including mortgage-backed securities). A minimum of 65% of the Fund's total assets will be invested in securities rated "A" or better by a primary credit rating agency and the Fund will seek to maintain a minimum average portfolio quality rating of "AA". All securities will be rated "BBB" or better by a primary credit rating agency at the time of purchase. Fixed income securities downgraded to below BBB subsequent to purchase may be retained in the portfolio when deemed by the advisor to be in the best interest of Fund shareholders. The Fund may also invest in convertible securities, preferred stocks and debt of foreign governments or corporations. Futures and/or options may be used to hedge the portfolio against reinvestment and interest rate risk when deemed necessary. For purposes of this Fund, a "bond" is defined as a debt instrument with a fixed interest rate. The average maturity of the Intermediate Income Fund will generally range between three and ten years.

         Bond Income Fund. The investment objective of the Bond Income Fund is to provide as high a level of current income as is consistent with managing for total return by investing at least 65% of its total assets in fixed income securities. The Fund primarily invests in high quality fixed income securities such as U.S. Government securities, corporate bonds and asset-backed securities (including mortgage-backed securities). A minimum of 65% of the portfolio will be invested in securities rated "A" or better by a primary credit rating agency and the Fund will seek to maintain a minimum average portfolio quality of "AA". All securities will be rated "BBB" or better by a primary credit rating agency at the time of purchase. Fixed income securities downgraded to below BBB subsequent to purchase may be retained in the portfolio when deemed by the advisor to be in the best interests of Fund shareholders. The Fund may also invest in convertible securities, preferred stocks and debt of foreign governments or corporations. Futures and/or options may be used to hedge the portfolio against reinvestment and interest rate risk when deemed necessary. For purposes of this Fund, a "bond" is defined as a debt instrument with a fixed interest rate. The average maturity of the Bond Income Fund will generally range between seven and fifteen years.

         Stock Appreciation Fund. The objective of the Stock Appreciation Fund is to seek long-term capital appreciation through investment in a diversified portfolio of common stock (and securities convertible into common stock) of domestic companies. The Fund may also invest, to a far lesser extent, in securities of foreign companies, primarily through securities represented by American Depositary Receipts (ADRs). Under normal market conditions, at least 65% of the Fund's total assets will consist of common stocks. Each stock that is purchased will be selected on the weight of available evidence, including but not limited to: (1) the company's fundamental business outlook and competitive position, (2) the valuation of the security relative to its own historical norms, to the industry in which the company competes, and to the market as a whole, and (3) the momentum of earnings growth expected to be generated by the company. [ADVISOR'S NAME] will seek to control performance risk in two ways: (1) relative to the market, by diversifying investments across economic sectors and amongst small-, medium-, and large-capitalization companies, and (2) by increasing the level of money market reserves and/or employing hedging vehicles (futures and/or options) when risks of a substantial stock market correction have risen to levels where such action appears warranted. In addition, assets may be held in securities convertible into common stock, debt securities (it is the Fund's current intention to restrict these debt securities to those rated in the top three quality categories by Moody's Investors Service, Inc. or Standard & Poor's Corporation or determined to be of equivalent quality by [ADVISOR'S NAME]), cash or cash equivalents, U.S. Government securities, or nonconvertible preferred stock.

         Aggressive Stock Appreciation Fund. The objective of the Aggressive Stock Appreciation Fund is to aggressively seek long-term capital appreciation through investment in a diversified portfolio of common stock (and securities convertible into common stock) of domestic companies. The Fund may also invest, to a far lesser extent, in securities of foreign companies, primarily through securities represented by ADRs. The Fund will invest primarily in the stocks of companies expected to increase their earnings at a rate that exceeds the growth rate expected of the market. (Periodically, however, the emphasis on growth as a selection factor may be tempered by market conditions). While the Fund will always hold a broad array of larger-capitalization stocks (approximately $4 billion and greater), there will often be an emphasis on investing in mid-capitalization issues (between approximately $1 billion and $4 billion), and to a much lesser extent, smaller-capitalization stocks (approximately $1 billion market capitalization and under). The decision to emphasize stocks of mid- to smaller-capitalization companies will be based on a positive outlook for the market in general, favorable stock valuation comparisons relative to larger-company stocks, and attractive relative growth characteristics. Under normal market conditions, at least 65% of the Fund's total assets will consist of common stocks. Each stock that is purchased will be selected on the weight of available evidence, including but not limited to:
(1) the company's fundamental business outlook and competitive position, (2) the momentum of earnings growth expected to be generated by the company, and
(3) the valuation of the security relative to its own historic norms, to the industry in which the company competes, and to the market as a whole. Although the Fund will have representation in all major economic sectors and amongst small-, medium-, and large-capitalization companies, [ADVISOR'S NAME] generally will attempt to add considerable value relative to the market by emphasizing those stocks, investment themes, and/or industry groups with the greatest overall appeal and most attractive reward/risk characteristics. At times, the Fund may hold considerable positions (relative to the market) in broadly-defined economic sectors with growth potential unreflected in then current stock prices. [ADVISOR'S NAME] may increase the level of money market reserves and/or employ hedging vehicles (futures and/or options) when risks of a substantial market correction have risen to levels where such action appears warranted. In addition, assets may be held in securities convertible into common stocks, debt securities (it is the Fund's current intention to restrict these debt securities to those rated in the top three quality categories by Moody's Investors Service, Inc. or Standard & Poor's Corporation or determined to be of equivalent quality by [ADVISOR'S NAME]), cash or cash equivalents, U.S. Government securities, or nonconvertible preferred stocks. Aggressive stock funds generally involve a higher degree of risk in search of higher returns.

         The Value Stock Appreciation Fund. The objective of the Value Stock Appreciation Fund is to seek long-term capital appreciation and dividend income through investment in a diversified portfolio of common stocks (and securities convertible into common stock) of domestic companies. The Fund may also invest, to a far lesser extent, in securities of foreign companies, primarily through securities represented by American Depositary Receipts (ADRs). The Fund will employ a "value style" of equity management. Stocks selected for use in the Fund may generally be expected to exhibit the following characteristics:
1) sell at a discount to their underlying "intrinsic value" determined by discounting the stock's expected future dividends to their present day value and/or 2) possess relative low price/earnings ratios and/or 3) possess relative low price/cash flow ratios. A "dividend discount model" methodology is a contributing component in the determination of a stocks "intrinsic value". Frequently, these stocks may have a higher-than-average dividend yield. Often, stocks exhibiting the above noted characteristics are described as being "underowned" or "out of favor". Stock investments are selected from a universe of high quality large, medium, and small capitalization companies. Quality is determined based on a company's fundamental financial strength, size and earnings visibility. Stocks are purchased with a long-term investment time horizon in mind and are generally sold when their market price rises above intrinsic value and/or their underlying fundamentals begin to deteriorate. [ADVISOR'S NAME] may increase the level of money market reserves and/or employ hedging vehicles (futures and/or options) when risks of a substantial market correction have risen to levels where such action appears warranted. In addition, assets may be held in securities convertible into common stocks, straight debt securities (it is the Fund's current intention to restrict these debt securities to those rated in the top three quality categories by Moody's Investors Service, Inc. or Standard & Poor's Corporation or determined to be of equivalent quality by [ADVISOR'S NAME]), cash or cash equivalents, U.S. Government securities, or nonconvertible preferred stocks.

International Equity Fund

         The International Equity Fund seeks long-term capital appreciation by investing, directing or indirectly, in high quality companies based outside the Untied States. Currently, the International Equity Fund invests exclusively in the ____________ (the "Portfolio"), a series of ____________ ("______ Trust"), itself a registered open-end management investment company. Accordingly, the investment experience of the International Equity Fund will correspond directly with the investment experience of the Portfolio. See "Other Information - International Equity Fund Structure." The Portfolio has the same investment objective and policies as the International Equity Fund.

         The Portfolio's investment adviser is
______________________________________ ("__________").  __________, a
registered investment adviser under the Investment Advisers Act of 1940, specializes in providing international investment advice to various clients. See "Management - Investment Advisory Services."

         The International Equity Fund is designed for investors who desire to achieve international diversification of their investments by participating in foreign securities markets. Because international investments generally involve risks in addition to those risks associated with investment in the United States, the International Equity Fund should be considered only as a vehicle for international diversification and not as a complete investment program.

         There can be no assurance that the International Equity Fund or the Portfolio will achieve its investment objective.

         Under normal circumstances, the Portfolio will invest substantially all of its assets, but not less than 65% of its total assets, in equity securities of companies domiciled outside the United States. The Portfolio selects its investments on the basis of their potential for capital appreciation without regard to current income. The Portfolio may also invest in the securities of domestic closed-end investment companies investing primarily in foreign securities and may invest in debt obligations of foreign governments or their political subdivisions, agencies or instrumentalities, of supranational organizations and of foreign corporations. The Fund will not observe any minimum ratings requirement for debt obligations in which it invests. Such debt obligations may have predominantly speculative characteristics. Investment will be diversified among securities of issuers in foreign countries including, but not limited to, Japan, Germany, the United Kingdom, France, the Netherlands, Hong Kong, Singapore and Australia. Under normal market conditions the Portfolio will invest at all times in at least three countries outside the United States. In general, the Portfolio will invest only in securities of companies and governments in countries that [ADVISOR'S NAME], in its judgment, considers both politically and economically stable. The Portfolio has no limit on the amount of its assets which may be invested in any one type of foreign instrument or in any foreign country; however, to the extent the Portfolio concentrates its assets in a foreign country, it will incur greater risks.

         The Portfolio may also enter into foreign exchange contracts, including forward contracts to purchase or sell foreign currencies, in anticipation of its currency requirements and to protect against possible adverse movements in foreign exchange rates. Although such contracts may reduce the risk of loss to the Portfolio from adverse movements in currency values, the contracts also limit possible gains from favorable movements.

         When business or adverse financial conditions warrant, the Portfolio may assume a temporary defensive position and invest without limit in domestic or foreign cash or in cash equivalents, including (i) short-term U.S. Government Securities, (ii) prime quality short-term instruments of commercial banks, (iii) prime quality commercial paper, (iv) repurchase agreements with banks and broker-dealers covering any of the securities in which the Portfolio may invest directly and (v) shares of money market funds to the extent permitted by the 1940 Act. During periods when and to the extent that the Portfolio has assumed a temporary defensive position, it may not be pursuing its investment objective. The Portfolio may hold cash and bank instruments denominated in any major foreign currency.


Short-Term Trading for the Stock Funds

         Under certain market conditions, the Stock Appreciation Fund, Aggressive Stock Appreciation Fund, Value Stock Appreciation Fund and International Equity Fund may seek profits by short-term trading. The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the number of securities owned by a Fund is known as "portfolio turnover". To the extent short-term trading strategies are used, a Fund's portfolio turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such transactions may result in realization of taxable capital gains.


RISKS OF INVESTING IN THE FUNDS

         The Money Market Funds attempt to maintain the value of their shares at a constant $1.00 share price, although there can be no assurance that the Money Market Funds will always be able to do so. The Money Market Funds may not achieve as high a level of current income as other funds that do not limit their investments to the high quality securities in which the Money Market Funds invest.

         The price per share of the Non-Money Market Funds will fluctuate with changes in value of the investments held by each Fund. Additionally, there can be no assurance that a Fund will achieve its investment objective or be successful in preventing or minimizing the risk of loss that is inherent in investing in particular types of securities. Such risks include the sensitivity of the cash flows and yields of separately traded interest and principal components of obligations to the rate of principal payments (including prepayments). With respect to mortgage-backed securities, risks include a similar sensitivity to the rate of prepayments in that, although the value of fixed-income securities generally increases during periods of falling interest rates, as a result of prepayments and other factors, this is not always the case with respect to mortgage-backed securities. Asset-backed securities involve the risk that such securities do not usually have the benefit of a complete security interest in the related collateral. Positions in options, futures and options on futures involve the risks that such options and futures may fail as hedging techniques, that the loss from investing in futures transactions is potentially unlimited and that closing transactions may not be effected where a secondary liquid market does not exist. Further, investment in the securities of issuers in any foreign country involves special risks and considerations not typically associated with investing in U.S. issuers.

         An investment in the International Equity Fund involves certain risks, depending on the types of investments made and the types of investment techniques employed. All investments by the International Equity Fund entail some risk. The International Equity Fund's policy of investing directly or indirectly in foreign issuers entails certain risks in addition to those normally associated with investments in equity securities. See "Investment Objective and Policies - Investment Policies - Foreign Investment Risks and Considerations."

         By investing solely in the Portfolio, the International Equity Fund may achieve certain efficiencies and economies of scale. Nonetheless, this investment could also have potential adverse effects on the Fund. Investors in the Fund should consider these risks, as described under "Other Information - International Equity Fund Structure."


MANAGEMENT OF THE FUNDS

         [ADVISOR'S NAME] acts as investment advisor to all of the Funds, except the Cash Reserve Money Market Fund for which [ADVISOR'S NAME] acts as investment advisor. For its services, [ADVISOR'S NAME] receives a fee from each Fund (other than the Cash Reserve Money Market Fund) based upon each Fund's average daily net assets. [ADVISOR'S NAME] receives a fee from the Cash Reserve Money Market Fund based upon that Fund's average daily net assets. See "Fee Table" in this Prospectus.

         The International Equity Fund currently invests all of its assets in the Portfolio. The International Equity Fund may withdraw its investment from the Portfolio, for which [ADVISOR'S NAME] serves as investment adviser, at any time if the Board determines that it is in the best interests of the International Equity Fund and its shareholders to do so. See "Other Information - International Equity Fund Structure." Accordingly, the International Equity Fund has retained the Adviser as its investment adviser and [ADVISOR'S NAME] as its investment subadviser to manage the International Equity Fund's assets in the event the International Equity Fund so withdraws its investment. Neither the Adviser or [ADVISOR'S NAME] will receive any advisory or subadvisory fees with respect to the International Equity Fund as long as the International Equity Fund remains completely invested in the Portfolio or any other investment company.

         [ADMINISTRATOR] acts as administrator and sponsor to the Funds. For its services, [ADMINISTRATOR] receives a fee from the Funds based on each Fund's average daily net assets. See "Management of the Fund" in this Prospectus. [DISTRIBUTOR'S NAME] ("_____") distributes the Funds' shares and may be reimbursed for certain of its distribution-related expenses.


GUIDE TO INVESTING IN THE __________ FAMILY OF FUNDS

         Purchase orders for the Money Market Funds received by 12:00 noon Eastern time will become effective that day. Purchase orders for all other Funds received by your broker or Service Organization in proper form prior to 4:15 p.m., Eastern time, and transmitted to _____ prior to 5:00 p.m. Eastern time, will become effective that day.

-   Minimum Initial Investment   . . . . . . . . . . . . . . .   $1,000
-   Minimum Initial Investment for IRAs  . . . . . . . . . . .   $  250
-   Minimum Subsequent Investment  . . . . . . . . . . . . . .   $   50

         The Funds are purchased at net asset value.

         Shareholders may exchange shares between Funds in the Trust by telephone or mail. Exchanges may not be effected by facsimile.

-   Minimum initial exchange   . . . . . . . . . . . . . . . . . .$ 500
    (minimum for subsequent exchanges)

         Shareholders may redeem shares by telephone, mail, wire, or by writing a check (the Money Market Funds only). Shares may not be redeemed by facsimile.

                 - If a redemption request is received by 12:00 noon Eastern time, proceeds for the Money Market Funds will be transferred to a designated account that day.

                 -       Minimum check amount is $500.

                 - The Funds reserve the right to redeem upon not less than 30 days' notice all shares in a Fund's account which have an aggregate value of $500 or less.

         [(Redemption by telephone, wire and check writing is not available for IRAs and trust relationships of ___________.)

         All dividends and distributions will be automatically paid in additional shares at net asset value of the applicable Fund unless cash payment is requested.

                 - Distributions for the Stock Appreciation Fund, Aggressive Stock Appreciation Fund, Stock Appreciation Fund, and International Equity Fund are paid at least once annually and distributions for the other Funds are paid monthly.

               THE INVESTMENT POLICIES AND PRACTICES OF THE FUNDS


         Each Fund is a separate investment fund or portfolio, commonly known as a mutual fund. The Funds are portfolios of a Delaware business trust, [_________] Trust, organized under the laws of Delaware as an open-end, management investment company. The Trust's Board of Trustees oversees the overall management of the Funds and elects the officers of the Trust.


         - The investment objective of the U.S. Treasury Reserve Money Market Fund is to provide investors with as high a level of current income as is consistent with liquidity, stability, maximum safety of principal and the maintenance of a stable $1.00 net asset value per share.

         - The investment objective of the Cash Reserve Money Market Fund is to provide investors with current income, liquidity and the maintenance of a stable $1.00 net asset value by investing in high quality, short-term obligations.

         - The investment objective of the Short-Term Treasury Income Fund is to provide investors with as high a level of current income as is consistent with liquidity and safety of principal.

         - The investment objective of the Intermediate Bond Income Fund is to provide investors with as high a level of current income as is consistent with managing for total return by investing in fixed income securities.

         - The investment objective of the Bond Income Fund is to provide investors with as high a level of current income as is consistent with managing for total return by investing in fixed income securities.

         - The investment objective of the Stock Appreciation Fund is to provide investors with long-term capital appreciation.

         - The investment objective of the Aggressive Stock Appreciation Fund is to provide investors with aggressive long-term capital appreciation.

         - The investment objective of the Value Stock Appreciation Fund is to provide investors with long-term capital appreciation and dividend income.

         - The investment objective of the International Equity Fund is to provide investors long-term capital appreciation.

         Each Fund follows its own investment objectives and policies, including certain investment restrictions. The SAI contains specific investment restrictions which govern the Funds' investments. Those restrictions and the Funds' investment objectives are fundamental policies, which means that they may not be changed without a majority vote of shareholders of the affected Fund. Except for the objectives and those restrictions specifically identified as fundamental, all other investment policies and practices described in this Prospectus and in the SAI are not fundamental and may change solely with Board of Trustees approval.

         [ADVISOR'S NAME] and [ADVISOR'S NAME] select investments and make investment decisions based on the investment objective and policies of each Fund. The following is a description of securities and investment practices.

         U.S. Treasury Obligations (All Funds). The Funds may invest in U.S. Treasury obligations, which are backed by the full faith and credit of the United States Government as to the timely payment of principal and interest. U.S. Treasury obligations consist of bills, notes, and bonds and separately traded interest and principal component parts of such obligations known as STRIPS which generally differ in their interest rates and maturities. U.S. Treasury bills, which have original maturities of up to one year, notes, which have maturities ranging from one year to 10 years, and bonds, which have original maturities of 10 to 30 years, are direct obligations of the United States Government.

         U.S. Government Securities (All Funds, except U.S. Treasury Reserve Money Market Fund and Short-Term Treasury Income Fund). U.S. Government securities are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. U.S. Government securities include debt securities issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies and instrumentalities. Some types of U.S. Government securities are supported by the full faith and credit of the United States Government or U.S. Treasury guarantees, such as mortgage-backed certificates guaranteed by the Government National Mortgage Association ("GNMA"). Other types of U.S. Government securities, such as obligations of the Student Loan Marketing Association, provide recourse only to the credit of the agency or instrumentality issuing the obligation. In the case of obligations not backed by the full faith and credit of the United States Government, the investor must look to the agency issuing or guaranteeing the obligation for ultimate repayment.

         Commercial Paper (All Funds, except U.S. Treasury Reserve Money Market Fund and Short-Term Treasury Income Fund). Commercial paper includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by both domestic and foreign bank holding companies, corporations and financial institutions and United States Government agencies and instrumentalities. All commercial paper purchased by the Funds is, at the time of investment, rated in one of the top two rating categories of at least one NRSRO, or, if not rated is, in the opinion of [ADVISOR'S NAME] or [ADVISOR'S NAME], of an investment quality comparable to rated commercial paper in which the Funds may invest, or, with respect to the Cash Reserve Money Market Fund, (i) rated "P-1" by Moody's Investors Service, Inc. ("Moody's") and "A-1" or better by Standard & Poor's Corporation ("S&P") or in a comparable rating category by any two NRSROs that have rated the commercial paper or (ii) rated in a comparable category by only one such organization if it is the only organization that has rated the commercial paper (and provided the purchase is approved or ratified by the Board of Trustees).

         Corporate Debt Securities (All Funds, except U.S. Treasury Reserve Money Market Fund and Short-Term Treasury Income Fund). These Funds may purchase corporate debt securities, subject to the rating and quality requirements specified with respect to each Fund. The Funds may invest in both rated commercial paper and rated corporate debt obligations of foreign issuers that meet the same quality criteria applicable to investments by the Funds in commercial paper and corporate debt obligations of domestic issuers. These investments, therefore, are not expected to involve significant additional risks as compared to the risks of investing in comparable domestic securities. Generally, all foreign investments carry with them both opportunities and risks not applicable to investments in securities of domestic issuers, such as risks of foreign political and economic instability, adverse movements in foreign exchange rates, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital, changes in foreign governmental attitudes toward private investment (possibly leading to nationalization, increased taxation or confiscation of foreign assets) and added difficulties inherent in obtaining and enforcing a judgment against a foreign issuer of securities should it default.

         Mortgage-Related Securities (All Funds, except U.S. Treasury Reserve Money Market Fund and Short-Term Treasury Income Fund). These Funds are permitted to invest in mortgage-related securities subject to the rating and quality requirements specified with respect to each such Fund. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect, "passing through" monthly payments made by the individual borrowers on the mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of mortgage-related securities generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. In recognition of this prepayment risk to investors, the Public Securities Association (the "PSA") has standardized the method of measuring the rate of mortgage loan principal prepayments. The PSA formula, the Constant Prepayment Rate or other similar models that are standard in the industry will be used by the Funds in calculating maturity for purposes of investment in mortgage-related securities. The inverse relation between interest rates and value of fixed income securities will be more pronounced with respect to investments by the Fund in mortgage-related securities, the value of which may be more sensitive to interest ratemeasuring

         Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by GNMA or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported in various forms of insurance or guarantees issued by governmental entities.

         Collateralized Mortgage Obligations ("CMOs") are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, semi-annually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. CMOs are structured in multiple classes, with each class bearing a different stated maturity or interest rate. The inverse relation between interest rates and value of fixed income securities will be more pronounced with respect to investments by the Fund in mortgage-related securities, the value of which may be more sensitive to interest rate changes.

         Asset-Backed Securities (Cash Reserve Money Market Fund, Intermediate Bond Income Fund and Bond Income Fund). These Funds are permitted to invest in asset-backed securities, subject to the rating and quality requirements specified with respect to each such Fund. Through the use of trusts and special purpose subsidiaries, various types of assets, primarily home equity loans and automobile and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above. Consistent with the Funds' investment objectives, policies and quality standards, a Fund may invest in these and other types of asset-backed securities which may be developed in the future.

         Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities do not usually contain the benefit of a complete security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities. The risks associated with asset-backed securities are often reduced by the addition of credit enhancements such as a letter of credit from a bank, excess collateral or a third-party guarantee.

         Municipal Commercial Paper (Intermediate Bond Income Fund, Bond Income
Fund). Municipal commercial paper is a debt obligation with a stated maturity of one year or less which is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. Investments in municipal commercial paper are limited to commercial paper which is rated at the date of purchase: (i) "P-1" by Moody's and "A-1" or "A-1+" by S&P "P-2" (Prime-2) or better by Moody's and "A-2" or better by S&P or (ii) in a comparable rating category by any two of the NRSROs that have rated commercial paper or (iii) in a comparable rating category by only one such organization if it is the only organization that has rated the commercial paper or (iv) if not rated, is, in the opinion of [ADVISOR'S NAME], of comparable investment quality and within the credit quality policies and guidelines established by the Board of Trustees.

         Issuers of municipal commercial paper rated "P-1" have a "superior capacity for repayment of short-term promissory obligations". The "A-1" rating for commercial paper under the S&P classification indicates that the "degree of safety regarding timely payment is either overwhelming or very strong." Commercial paper with "overwhelming safety characteristics" will be rated "A-1+". Commercial paper receiving a "P-2" rating has a strong capacity for repayment of short-term promissory obligations. Commercial paper rated "A-2" has the capacity for timely payment although the relative degree of safety is not as overwhelming as for issues designated "A-1". See the Appendix for a more complete description of securities ratings.

         Municipal Notes (Intermediate Bond Income Fund, Bond Income Fund). Municipal notes are generally sold as interim financing in anticipation of the collection of taxes, a bond sale or receipt of other revenue. Municipal notes generally have maturities at the time of issuance of one year or less. Investments in municipal notes are limited to notes which are rated at the date of purchase: (i) MIG 1 or MIG 2 by Moody's and in a comparable rating category by at least one other nationally recognized statistical rating organization that has rated the notes, or (ii) in a comparable rating category by only one such organization, including Moody's, if it is the only organization that has rated the notes, or (iii) if not rated, are, in the opinion of [ADVISOR'S NAME], of comparable investment quality and within the credit quality policies and guidelines established by the Board of Trustees.

         Notes rated "MIG 1" are judged to be of the "best quality" and carry the smallest amount of investment risk. Notes rated "MIG 2" are judged to be of "high quality, with margins of protection ample although not as large as in the preceding group."

         Municipal Bonds (Intermediate Bond Income Fund, Bond Income Fund). Municipal bonds generally have a maturity at the time of issuance of more than one year. Municipal bonds may be issued to raise money for various public purposes -- such as constructing public facilities and making loans to public institutions. There are generally two types of municipal bonds: general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of municipal bond. Revenue bonds are backed by the revenues of a project or facility -- tolls from a toll road, for example. Certain types of municipal bonds are issued to obtain funding for privately operated facilities. Industrial development revenue bonds (which are private activity bonds) are a specific type of revenue bond backed by the credit and security of a private user, and therefore investments in these bonds have more potential risk. Investments in municipal bonds are limited to bonds which are rated at the time of purchase "A" or better by a NRSRO. Municipal bonds generally have a maturity at the time of issuance of more than one year.

         Common Stocks (Stock Appreciation Fund, Aggressive Stock Appreciation Fund, Value Stock Appreciation Fund and International Equity Fund). Common stock represents the residual ownership interest in the issuer after all of its obligations and preferred stocks are satisfied. Common stock fluctuates in price in response to many factors, including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market volatility.

         Preferred Stocks (Intermediate Bond Income Fund, Bond Income Fund, Stock Appreciation Fund, Aggressive Stock Appreciation Fund, Value Stock Appreciation Fund and International Equity Fund). Preferred stock has a preference over common stock in liquidation and generally in dividends as well, but is subordinated to the liabilities of the issuer in all respects.
Preferred stock may or may not be convertible into common stock. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

         American Depository Receipts (Intermediate Bond Income Fund, Bond Income Fund, Stock Appreciation Fund, Aggressive Stock Appreciation Fund, Value Stock Appreciation Fund, and International Equity Fund). American Depository Receipts are U.S. dollar-denominated receipts generally issued by domestic banks, which evidence the deposit with the bank of the common stock of a foreign issuer and which are publicly traded on exchanges or over-the-counter in the United States.

         These Funds may each invest in both sponsored and unsponsored ADR programs. There are certain risks associated with investments in unsponsored ADR programs. Because the non-U.S. company does not actively participate in the creation of the ADR program, the underlying agreement for service and payment will be between the depository and the shareholder. The Company issuing the stock underlying the ADR pays nothing to establish the unsponsored facility, as fees for ADR issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody and dividend payment.

         In an unsponsored ADR program, there also may be several depositories with no defined legal obligations to the non-U.S. company. The duplicate depositories may lead to marketplace confusion because there would be no central source of information to buyers, sellers and intermediaries. The efficiency of centralization gained in a sponsored program can greatly reduce the delays in delivery of dividends and annual reports. In addition, with respect to all ADRs there is always the risk of loss due to currency fluctuations.

         Investments in ADRs involve certain risks not typically involved in purely domestic investments, including future foreign political and economic developments, and the possible imposition of foreign governmental laws or restrictions applicable to such investments. Securities of foreign issuers through ADRs are subject to different economic, financial, political and social factors. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. With respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect the value of the particular ADR. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of U.S. companies. The International Equity Fund may also invest in European Depository Receipts, which are receipts issued by a European financial institution evidencing an arrangement similar to ADRs, and in other similar instruments representing securities of foreign companies.

         Investment in Foreign Securities (Intermediate Bond Income Fund, Bond Income Fund, Stock Appreciation Fund, Aggressive Stock Appreciation Fund, Value Stock Appreciation Fund and International Equity Fund). These Funds may each invest in securities of foreign governmental and private issuers that are generally denominated in and pay interest in U.S. dollars. Investments in foreign securities involve certain considerations that are not typically associated with investing in domestic securities. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers. In addition, with respect to certain foreign countries, interest may be withheld at the source under foreign income tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in securities of issuers located in those countries.

         Convertible and Exchangeable Securities (Intermediate Bond Income Fund, Bond Income Fund, Stock Appreciation Fund, Aggressive Stock Appreciation Fund, Value Stock Appreciation Fund and International Equity Fund). These Funds are permitted to invest in convertible and exchangeable securities, subject to the rating and quality requirements specified with respect to each such Fund. Convertible securities generally offer fixed interest or dividend yields and may be converted either at a stated price or stated rate for common or preferred stock. Exchangeable securities may be exchanged on specified terms for common or preferred stock. Although to a lesser extent than with fixed income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible or exchangeable securities tends to vary with fluctuations in the market value of the underlying common or preferred stock. Debt securities that are convertible into or exchangeable for preferred or common stock are liabilities of the issuer but are generally subordinated to senior debt of the issuer.

         Domestic and Foreign Bank Obligations (All Funds, except U.S. Treasury Reserve Money Market Fund and Short-Term Treasury Income Fund). These obligations include but are not restricted to certificates of deposit, commercial paper, Yankee certificates of deposit, bankers' acceptances, Eurodollar certificates of deposit and time deposits, promissory notes and medium term deposit notes. The Funds will not invest in any obligations of their affiliates, as defined under the 1940 Act.

         Each Fund limits its investment in United States bank obligations to obligations of United States banks (including foreign branches). Each Fund limits its investment in foreign bank obligations to United States dollar-denominated obligations of foreign banks (including United States branches of foreign banks) which in the opinion of [ADVISOR'S NAME] or [ADVISOR'S NAME], are of an investment quality comparable to obligations of United States banks which may be purchased by the Funds. There is no limitation on the amount of the Funds' assets which may be invested in obligations of foreign banks which meet the conditions set forth herein.

         Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Investments in fixed time deposits subject to withdrawal penalties maturing from two days through seven days may not exceed 15% of the value of the total assets of the Non-Money Market Funds and 10% of the value of the total assets of the Money Market Funds.

         Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to Untied States banks. In that connection, foreign banks are not subject to examination by any United States Government agency or instrumentality.

         Investments in Eurodollar and Yankeedollar obligations involve additional risks. Most notably, there generally is less publicly available information about foreign companies; there may be less governmental regulation and supervision; they may use different accounting and financial standards; and the adoption of foreign governmental restrictions may adversely affect the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.

         Zero Coupon Securities (All Funds). The Funds may invest in zero coupon securities. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are more sensitive to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.

         Variable rate demand obligations (All Funds, except U.S. Treasury Reserve Money Market Fund and Short-Term Treasury Income Fund). Variable rate demand obligations have a maturity of 397 days or less with respect to the Money Market Funds or five to twenty years with respect to the Non-Money Market Funds, but carry with them the right of the holder to put the securities to a remarketing agent or other entity on short notice, typically seven days or less. Generally, the remarketing agent will adjust the interest rate every seven days (or at other intervals corresponding to the notice period for the put), in order to maintain the interest rate at the prevailing rate for securities with a seven-day maturity. The remarketing agent is typically a financial intermediary that has agreed to perform these services. Variable rate master demand obligations permit a Fund to invest fluctuating amounts at varying rates of interest pursuant to direct arrangements between the Funds, as lender, and the borrower. Because the obligations are direct lending arrangements between the Funds and the borrower, they will not generally be traded, and there is no secondary market for them, although they are redeemable (and thus immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. The borrower also may prepay up to the full amount of the obligation without penalty. While master demand obligations, as such, are not typically rated by credit rating agencies, if not so rated, a Fund may, under its minimum rating standards, invest in them only if, in the opinion of [ADVISOR'S NAME] or [ADVISOR'S NAME], they are of an investment quality comparable to other debt obligations in which the Funds may invest and are within the credit quality policies, guidelines and procedures established by the Board of Trustees. See the SAI for further details on variable rate demand obligations and variable rate master demand obligations.

         Other Mutual Funds (All Funds). Each Fund may invest in shares of other open-end, management investment companies, subject to the limitations of the 1940 Act and subject to such investments being consistent with the overall objective and policies of the Fund making such investment, provided that any such purchases will be limited to short-term investments in shares of unaffiliated investment companies. The purchase of securities of other mutual funds results in duplication of expenses such that investors indirectly bear a proportionate share of the expenses of such mutual funds including operating costs, and investment advisory and administrative fees.

         Options on Securities (All Funds, except U.S. Treasury Reserve Money Market Fund and Cash Reserve Money Market Fund). The Funds may purchase put and call options and write covered put and call options on securities in which each Fund may invest directly and that are traded on registered domestic securities exchanges or that result from separate, privately negotiated transactions (i.e., over-the-counter (OTC) options). The writer of a call option, who receives a premium, has the obligation, upon exercise, to deliver the underlying security against payment of the exercise price during the option period. The writer of a put, who receives a premium, has the obligation to buy the underlying security, upon exercise, at the exercise price during the option period.

         The Funds may write put and call options on securities only if they are covered, and such options must remain covered as long as the Fund is obligated as a writer. A call option is covered if a Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if the underlying security is held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A put option is covered if a Fund maintains cash, U.S. Treasury bills or other high grade short-term obligations with a value equal to the exercise price in a segregated account with its custodian.

         The principal reason for writing put and call options is to attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying securities alone. In return for the premium received for a call option, the Funds forego the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retain the risk of loss should the price of the security decline. In return for the premium received for a put option, the Funds assume the risk that the price of the underlying security will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss. The Funds may purchase put options in an effort to protect the value of a security it owns against a possible decline in market value.

         Writing of options involves the risk that there will be no market in which to effect a closing transaction. An exchange-traded option may be closed out only on an exchange that provides a secondary market for an option of the same series. OTC options are not generally terminable at the option of the writer and may be closed out only by negotiation with the holder. There is also no assurance that a liquid secondary market on an exchange will exist. In addition, because OTC options are issued in privately negotiated transactions exempt from registration under the

Securities Act of 1933, there is no assurance that the Funds will succeed in negotiating a closing out of a particular OTC option at any particular time. If a Fund, as covered call option writer, is unable to effect a closing purchase transaction in the secondary market or otherwise, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

         The staff of the SEC has taken the position that purchased options not traded on registered domestic securities exchanges and the assets used as cover for written options not traded on such exchanges are generally illiquid securities. However, the staff has also opined that, to the extent a mutual fund sells an OTC option to a primary dealer that it considers creditworthy and contracts with such primary dealer to establish a formula price at which the fund would have the absolute right to repurchase the option, the fund would only be required to treat as illiquid the portion of the assets used to cover such option equal to the formula price minus the amount by which the option is in-the-money. Pending resolution of the issue, the Funds will treat such options and, except to the extent permitted through the procedure described in the preceding sentence, assets as subject to each such Fund's limitation on investments in securities that are not readily marketable.

         Futures, Related Options and Options on Stock Indices (Stock Appreciation Fund, Aggressive Stock Appreciation Fund, Value Stock Appreciation Fund and International Equity Fund). Each Fund may attempt to reduce the risk of investment in equity securities by hedging a portion of its portfolio through the use of certain futures transactions, options on futures traded on a board of trade and options on stock indices traded on national securities exchanges. In addition, each Fund may hedge a portion of its portfolio by purchasing such instruments during a market advance or when [ADVISOR'S NAME] anticipates an advance. In attempting to hedge a portfolio, a Fund may enter into contracts for the future delivery of securities and futures contracts based on a specific security, class of securities or an index, purchase or sell options on any such futures contracts, and engage in related closing transactions. Each Fund will use these instruments primarily as a hedge against changes resulting from market conditions in the values of securities held in its portfolio or which it intends to purchase.

         A stock index assigns relative weighing to the common stocks in the index, and the index generally fluctuates with changes in the market values of these stocks. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. Each Fund will sell stock index futures only if the amount resulting from the multiplication of the then current level of the indices upon which such futures contracts are based, and the number of futures contracts which would be outstanding, do not exceed one-third of the value of the Fund's net assets.

         When a futures contract is executed, each party deposits with a broker or in a segregated custodial account up to 5% of the contract amount, called the "initial margin," and during the term of the contract, the amount of the deposit is adjusted based on the current value of the futures contract by payments of variation margin to or from the broker or segregated account.

         In the case of options on stock index futures, the holder of the option pays a premium and receives the right, upon exercise of the option at a specified price during the option period, to assume the option writer's position in a stock index futures contract. If the option is exercised by the holder before the last trading day during the option period, the option writer delivers the futures position, as well as any balance in the writer's futures margin account. If it is exercised on the last trading day, the option writer delivers to the option holder cash in an amount equal to the difference between the option exercise price and the closing level of the relevant index on the date the option expires. In the case of options on stock indexes, the holder of the option pays a premium and receives the right, upon exercise of the option at a specified price during the option period, to receive cash equal to the dollar amount of the difference between the closing price of the relevant index and the option exercise price times a specified multiple, called the "multiplier."

         During a market decline or when [ADVISOR'S NAME] anticipates a decline, each Fund may hedge a portion of its portfolio by selling futures contracts or purchasing puts on such contracts or on a stock index in order to limit exposure to the decline. This provides an alternative to liquidation of securities positions and the corresponding costs of such liquidation. Conversely, during a market advance or when [ADVISOR'S NAME] anticipates an advance, each Fund may hedge a portion of its portfolio by purchasing futures, options on these futures or options on stock indices. This affords a hedge against a Fund not participating in a market advance at a time when it is not fully invested and serves as a temporary substitute for the purchase of individual securities which may later be purchased in a more advantageous manner. Each Fund will sell options on futures and on stock indices only to close out existing positions.


         Interest Rate Futures Contracts (All Funds, except U.S. Treasury Reserve Money Market Fund). These Funds may, to a limited extent, enter into interest rate futures contracts--i.e., contracts for the future delivery of securities or index-based futures contracts--that are, in the opinion of [ADVISOR'S NAME], sufficiently correlated with the Fund's portfolio. These investments will be made primarily in an attempt to protect a Fund against the effects of adverse changes in interest rates (i.e., "hedging"). When interest rates are increasing and portfolio values are falling, the sale of futures contracts can offset a decline in the value of a Fund's current portfolio securities. The Funds will engage in such transactions primarily for bona fide hedging purposes.

         Options on Interest Rate Futures Contracts (All Funds, except U.S. Treasury Reserve Money Market Fund). These Funds may purchase put and call options on interest rate futures contracts, which give a Fund the right to sell or purchase the underlying futures contract for a specified price upon exercise of the option at any time during the option period. Each Fund may also write
(sell) put and call options on such futures contracts. For options on interest rate futures that a Fund writes, such Fund will receive a premium in return for granting to the buyer the right to sell to the Fund or to buy from the Fund the underlying futures contract for a specified price at any time during the option period. As with futures contracts, each Fund will purchase or sell options on interest rate futures contracts primarily for bona fide hedging purposes.

         Foreign Exchange Contracts (International Equity Fund). Changes in foreign currency exchange rates will affect the U.S. dollar values of securities denominated in currencies other than the U.S. dollar. The rate of exchange between the U.S. dollar and other currencies fluctuates in response to forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government invention, speculation and other factors.
When investing in foreign securities, the Portfolio usually effects currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. The Portfolio incurs foreign exchange expenses in converting assets from one currency to another.

The Portfolio may enter into foreign currency forward contracts or currency futures or options contracts for the purchase or sale of foreign currency to "lock in" the U.S. dollar price of the securities denominated in a foreign currency or the U.S. dollar value of interest and dividends to be paid on such securities, or to hedge against the possibility that the currency of a foreign country in which the Portfolio has investments may suffer a decline against the U.S. dollar. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time for the contract. This method of attempting to hedge the value of the Portfolio's portfolio securities again a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. Although the strategy of engaging in foreign currency transactions could reduce the risk of loss due to a decline in the value of the hedged currency, it could also limit the potential gain from an increase in the value of the currency. The Portfolio does not intend to maintain a net exposure to such contracts where the fulfillment of the Portfolio's obligations under such contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's portfolio securities or other assets denominated in the currency. The Portfolio will not enter into these contracts for speculative purposes and will not enter into non-hedging currency contracts. These contracts involve a risk of loss if [SUBADVISOR'S NAME] fails to predict currency values correctly. The Portfolio has no present intention to enter into currency futures or options contracts buy may do so in the future.

         Risks of Options and Futures Contracts. One risk involved in the purchase and sale of futures and options is that a Fund may not be able to effect closing transactions at a time when it wishes to do so. Positions in futures contracts and options on futures contracts may be closed out only on an exchange or board of trade that provides an active market for them, and there can be no assurance that a liquid market will exist for the contract or the option at any particular time. To mitigate this risk, each Fund will ordinarily purchase and write options only if a secondary market for the options exists on a national securities exchange or in the over-the-counter market. Another risk is that during the option period, if a Fund has written a covered call option, it will have given up the opportunity to profit from a price increase in the underlying securities above the exercise price in return for the premium on the option (although the premium can be used to offset any losses or add to a Fund's income) but, as long as its obligation as a writer continues, such Fund will have retained the risk of loss should the price of the underlying security decline. Investors should note that because of the volatility of the market value of the underlying security, the loss from investing in futures transactions is potentially unlimited. In addition, a Fund has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once a Fund has received an exercise notice, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price.

         The Funds' successful use of stock index futures contracts, options on such contracts and options on indices depends upon the ability of [ADVISOR'S NAME] to predict the direction of the market and is subject to various additional risks. The correlation between movements in the price of the futures contract and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases in the case of stock index futures as the composition of the Funds' portfolios diverge from the composition of the relevant index. Such imperfect correlation may prevent the Funds from achieving the intended hedge or may expose the Funds to risk of loss. In addition, if the Funds purchase futures to hedge against market advances before they can invest in common stock in an advantageous manner and the market declines, the Funds might create a loss on the futures contract. Particularly in the case of options on stock index futures and on stock indices, the Funds' ability to establish and maintain positions will depend on market liquidity. The successful utilization of options and futures transactions requires skills different from those needed in the selection of the Funds' portfolio securities. The Funds believe that [ADVISOR'S NAME] possesses the skills necessary for the successful utilization of such transactions.

         The Funds are permitted to engage in bona fide hedging transactions (as defined in the rules and regulations of the Commodity Futures Trading Commission) without any quantitative limitations. Futures and related option transactions which are not for bona fide hedging purposes may be used provided the total amount of the initial margin and any option premiums attributable to such positions does not exceed 5% of each Fund's liquidating value after taking into account unrealized profits and unrealized losses, and excluding any in-the-money option premiums paid. The Funds will not market, and are not marketing, themselves as commodity pools or otherwise as vehicles for trading in futures and related options. The Funds will segregate liquid assets such as cash, U.S. Government securities or other liquid high grade debt obligations to cover the futures and options.

         "When Issued" and "Forward Commitment" Transactions (All Funds). The Funds may purchase securities on a when issued and delayed delivery basis and may purchase or sell securities on a forward commitment basis. When issued or delayed delivery transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. A forward commitment transaction is an agreement by a Fund to purchase or sell securities at a specified future date. When a Fund engages in these transactions, the Fund relies on the buyer or seller, as the case may be, to consummate the sale. Failure to do so may result in the Fund missing the opportunity to obtain a price or yield considered to be advantageous. When issued and delayed delivery transactions and forward commitment transactions may be expected to occur a month or more before delivery is due. However, no payment or delivery is made by a Fund until it receives payment or delivery from the other party to the transaction. A separate account containing only liquid assets such as cash, U.S. Government securities, or other liquid high grade debt obligations equal to the value of purchase commitments will be maintained until payment is made. Such securities have the effect of leverage on the Funds and may contribute to volatility of a Fund's net asset value. For further information, see the SAI.

         Loans of Portfolio Securities (All Funds). To increase current income, each Fund may lend its portfolio securities in an amount up to 33 1/3% of each such Fund's total assets to brokers, dealers and financial institutions, provided certain conditions are met, including the condition that each loan is secured continuously by collateral maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned. These transactions involve a loan by the applicable Fund and are subject to the same risks as repurchase agreements. For further information, see the SAI.

         Repurchase Agreements (All Funds, except the Short-Term Treasury Income Fund). The Funds may enter into repurchase agreements with any bank and broker-dealer which, in the opinion of the Trustees, presents a minimum risk of bankruptcy. Under a repurchase agreement a Fund acquires securities and obtains a simultaneous commitment from the seller to repurchase the securities at a specified time and at an agreed upon yield. The agreements will be fully collateralized and the value of the collateral, including accrued interest, marked-to-market daily. The agreements may be considered to be loans made by the purchaser, collateralized by the underlying securities. If the seller should default on its obligation to repurchase the securities, a Fund may experience a loss of income from the loaned securities and a decrease in the value of any collateral, problems in exercising its rights to the underlying securities and costs and time delays in connection with the disposition of securities. No Money Market Fund may invest more than 10% and no Non-Money Market Fund may invest more than 15% of its net assets in repurchase agreements maturing in more than seven business days and in securities for which market quotations are not readily available. For more information about repurchase agreements, see "Investment Policies" in the SAI.

         Reverse Repurchase Agreements (All Funds).

         The Funds may also enter into reverse repurchase agreements to avoid selling securities during unfavorable market conditions to meet redemptions. Pursuant to a reverse repurchase agreement, a Fund will sell portfolio securities and agree to repurchase them from the buyer at a particular date and price. Whenever a Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets in an amount at least equal to the repurchase price marked to market daily (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

         Portfolio Turnover. The Funds generally will not engage in the trading of securities for the purpose of realizing short-term profits, but each Fund will adjust its portfolio as it deems advisable in view of prevailing or anticipated market conditions or fluctuations in interest rates to accomplish its respective investment objective. For example, each Fund may sell portfolio securities in anticipation of an adverse market movement. Other than for tax purposes, frequency of portfolio turnover will not be a limiting factor if a Fund considers it advantageous to purchase or sell securities. The Funds do not anticipate that the respective annual portfolio turnover rates will exceed the following: Short-Term Treasury Income Fund, 400%; Intermediate Income Fund, 500%; Bond Income Fund, 500%; Stock Appreciation Fund, 85%; Aggressive Stock Appreciation Fund, 85%; Value Stock Appreciation Fund, 85% and International Equity Fund, 100%. A high rate of portfolio turnover involves correspondingly greater transaction expenses than a lower rate, which expenses must be borne by each Fund and its shareholders. High portfolio turnover rates may also make it more difficult for the Funds to satisfy the requirement for qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), that less than 30% of each Funds' gross income in any tax year be derived from gains on the sale of securities held for less than less than three months.

                            INVESTMENT RESTRICTIONS
                        (ALL FUNDS, EXCEPT AS INDICATED)


         (1) No Fund may invest more than 15% (10% with respect to the Money Market Funds) of the aggregate value of its net assets in investments which are illiquid, or not readily marketable (including repurchase agreements having maturities of more than seven calendar days, time deposits having maturities of more than seven calendar days, and securities of foreign issuers that are not listed on a recognized domestic or foreign securities exchange).

         (2) No Fund may borrow money or pledge or mortgage its assets, except that a Fund may borrow from banks up to 10% of the current value of its total net assets for temporary or emergency purposes and those borrowings may be secured by the pledge of not more than 15% of the current value of that Fund's total net assets (but investments may not be purchased by a Fund while any such borrowings exist).

         (3) No Fund may make loans, except loans of portfolio securities and except that a Fund may enter into repurchase agreements with respect to its portfolio securities and may purchase the types of debt instruments described in this Prospectus.

         The foregoing investment restrictions and those described in the SAI as fundamental are policies of each Fund which may be changed only when permitted by law and approved by the holders of a majority of the applicable Fund's outstanding voting securities as described under "Other
Information--Voting."

         In addition, each Fund is a diversified fund. As such, each will not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer (except for U.S. Government securities), provided that the International Equity Fund will invest 100% of its assets in the Portfolio, or purchase more than 10% of the outstanding voting securities of any such issuer. The Money Market Funds are subject to further diversification requirements with respect to 100% of their assets. Also, each Fund will invest less than 25% of its total assets in the securities of any one industry, excluding the Cash Reserve Money Market Fund which may invest more than 25% of its total assets in instruments issued by the banking industry. For this purpose, U.S. Government securities (and repurchase agreements related thereto) are not considered securities of a single industry.

         If a percentage restriction on investment policies or the investment or use of assets set forth in this Prospectus are adhered to at the time a transaction is effected, later changes in percentage resulting from changing asset values will not be considered a violation.


                        RISKS OF INVESTING IN THE FUNDS


CERTAIN RISK CONSIDERATIONS

         The Money Market Funds attempt to maintain a constant net asset value of $1.00 per share, although there can be no assurance that the Money Market Funds will always be able to do so. The Money Market Funds may not achieve as high a level of current income as other funds that do not limit their investment to the high quality securities in which the Money Market Funds invest.

         The price per share of each of the other Funds will fluctuate with changes in value of the investments held by the Fund. For example, the value of a bond Fund's shares will generally fluctuate inversely with the movements in interest rates and a stock Fund's shares will generally fluctuate as a result of numerous factors, including but not limited to investors' expectations about the economy and corporate earnings and interest rates. Shareholders of a Fund should expect the value of their shares to fluctuate with changes in the value of the securities owned by that Fund. Additionally, a Fund's investment in smaller companies may involve greater risks than investments in large companies due to such factors as limited product lines, markets and financial or managerial resources, and less frequently traded securities that may be subject to more abrupt price movements than securities of larger companies.

         There is, of course, no assurance that a Fund will achieve its investment objective or be successful in preventing or minimizing the risk of loss that is inherent in investing in particular types of investment products. In order to attempt to minimize that risk, [ADVISOR'S NAME] and [ADVISOR'S NAME] monitor developments in the economy, the securities markets, and with each particular issuer. Also, as noted earlier, each diversified Fund is managed within certain limitations that restrict the amount of a Fund's investment in any single issuer.

         Foreign Securities (All Funds, except the U.S. Treasury Reserve Money Market Fund and Short-Term Treasury Income Fund). Investing in the securities of issuers in any foreign country, including ADRs, involves special risks and considerations not typically associated with investing in U.S. companies.
These include differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political instability which could affect U.S. investments in foreign countries. Additionally, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements and transaction costs of foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar and, with respect to the Money Market Fund, may affect the ability to maintain net asset value. A Fund's objectives may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Through a Fund's flexible policies, management endeavors to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where, from time to time, it places a Fund's investments. See the SAI for further information about foreign securities.

         Small Capitalization Stocks (Stock Appreciation Fund, Aggressive Stock Appreciation Fund, Value Stock Appreciation Fund). Small capitalization stocks are more volatile than larger capitalization stocks. The Fund may invest in relatively new or unseasoned companies, which are in their early stages of development, or small companies positioned in new and emerging industries. Securities of small and unseasoned companies present greater risks than securities of larger, more established companies. The companies in which the Fund may invest may have relatively small revenues and limited product lines, and may have a small share of the market for their products or services. Small companies may lack depth of management. They may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms. They may be developing or marketing new products or services for which markets are not yet established and may never become established. Due to these and other factors, small companies may incur significant losses, and investments in such companies are therefore speculative.

CERTAIN RISKS OF INVESTING IN THE INTERNATIONAL EQUITY FUND

         The International Equity Fund's investment in the Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if the Portfolio had a large investor other than the International Equity Fund that redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the International Equity Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

         The International Equity Fund may withdraw it s entire investment from the Portfolio at any time, if the Board determines that it is in the best interests of the International Equity Fund and its shareholders to do so. The International Equity Fund might withdraw, for example, if there were other investors in the Portfolio with power to, and who did by a vote of the shareholders of all investors (including the International Equity
Fund), change the investment objective or policies of the Portfolio in a manner not acceptable to the Board. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. That distribution could result in a less diversified portfolio of investments for the International Equity Fund and could affect adversely the liquidity of the International Equity Fund's portfolio. If the International Equity Fund decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If the International Equity Fund withdrew its investment from the Portfolio, the Board would consider what action might be taken, including the management of the International Equity Fund's assets in accordance with its investment objective and policies by the Adviser and [SUBADVISER'S NAME], the International Equity Fund's investment adviser and subadviser, respectively, or the investment of all of the International Equity Fund's investable assets in another pooled investment entity having substantially the same investment objective as the International Equity Fund. The inability of the International Equity Fund to find a suitable replacement investment, in the event the Board decided not to permit the Adviser and [SUBADVISER'S NAME] to manage the International Equity Fund's assets, could have a significant impact on shareholders of the International Equity Fund.

         [Each investor in the Portfolio, including the International Equity Fund, will be liable for all obligations of the Portfolio, but not any other portfolio of __________.] The risk to an investor in the Portfolio of incurring financial loss on account of such liability, however, would be limited to circumstances in which the Portfolio was unable to meet its obligations. Upon liquidation of the Portfolio, investors would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.


                            MANAGEMENT OF THE FUNDS


         The business and affairs of each Fund are managed under the direction of the Board of Trustees. Information about the Trustees, as well as the Trust's executive officers, may be found in the SAI under the heading "Management--Trustees and Officers."

THE ADVISORS:    [ADVISOR'S NAME]

                 [ADVISOR'S NAME] ("__________") has provided investment advisory services to the Funds since inception (except the Cash Reserve Money Market Fund) pursuant to an Advisory Agreement with the Trust (the "Advisory Agreement"). Subject to such policies as the Trust's Board of Trustees may determine, [ADVISOR'S NAME] makes investment decisions for the Funds. For the advisory services it provides to the Funds, [ADVISOR'S NAME] receives fees based on average daily net assets up to the following annualized rates: U.S. Treasury Reserve Money Market Fund, 0.15%; Short-Term Treasury Income Fund, 0.30%; Intermediate Bond Income Fund, 0.40%; Bond Income Fund, 0.40%; Stock Appreciation Fund, 0.65%; Aggressive Stock Appreciation Fund, 0.745%; and Value Stock Appreciation Fund, 0.65%. [ADVISOR'S NAME] does not receive advisory fees with respect to the International Equity Fund, as long as the Fund remains completely invested in the Portfolio or any other investment company.

                 Each of the portfolio managers listed below has significant experience in managing investment portfolios similar to the Funds. ___________, an_______________________of [ADVISOR'S
                 NAME], is responsible for the day-to-day management of the Short-Term Treasury Income Fund's portfolio. ___________ has been with [ADVISOR'S NAME] since_______ and was previously with ________________ from ____ to ____. Mr. __________, an
                 _________________ of [ADVISOR'S NAME], is responsible for the day-to- day management of the portfolios of the Intermediate Income Fund and the Bond Income Fund. Mr. ______ has been with [ADVISOR'S NAME] since ____ and was previously with _____________ from ____ to ____ and _________________ from
                 ____ to ____.

                 Mr. _______, a  ________________ of [ADVISOR'S NAME], is
                 responsible for the day-to-day management of the portfolios of the Stock Appreciation Fund and the Aggressive Stock Appreciation Fund. Mr. ______ has been with [ADVISOR'S NAME] since ____. Mr. ___________, Vice President of [ADVISOR'S NAME], is responsible for the day-to-day management of the Value Stock Appreciation Fund's portfolio. Mr. _______ has been with [ADVISOR'S NAME] since ____.

                 [ADVISOR'S NAME], whose predecessor was formed in ____, is the ____________________ largest ___________ in_______ and provides ________________ services to _______________.  It is a wholly-owned subsidiary of ____________. [ADVISOR'S NAME] acts as the investment advisor to a wide variety of trusts, individuals, institutions and corporations. Its investment management responsibilities, as of _________ 199_, included accounts with aggregate assets of approximately $_____ billion. The principal business address of [ADVISOR'S NAME] is _______________________.

                 [ADDITIONAL ADVISOR'S NAME AND DESCRIPTION]


                 [SUBADVISER'S NAME AND DESCRIPTION]


         The investment advisory fees payable to [SUBADVISOR'S NAME] by_________ Trust are 0.75% of the average annual daily net assets of the Portfolio. The investment advisory agreement for the International Equity Fund provides for an investment advisory fee payable to [ADVISOR'S NAME] by the Trust of 0.75% of the average annual daily net assets of the Fund in the event that the Fund is not completely invested in the Portfolio or another investment company. All investment advisory fees are accrued daily and paid monthly.

         [Based upon the advice of counsel, [ADVISOR'S NAME] believes that the performance of investment advisory services for the Funds will not violate the Glass-Steagall Act or other applicable banking laws or regulations. However, future statutory or regulatory changes, as well as future judicial or administrative decisions and interpretations of present and future statutes and regulations, could prevent [ADVISOR'S NAME] from continuing to perform such services for the Funds. If [ADVISOR'S NAME] were prohibited from acting as investment advisor to the Funds, it is expected that the Board of Trustees would recommend to shareholders approval of a new investment advisory agreement with another qualified investment advisor selected by the Board or that the Board would recommend other appropriate action.


THE SPONSOR AND DISTRIBUTOR

         [ADMINISTRATOR],[ADDRESS], acts as Sponsor of the Funds.
[ADMINISTRATOR] is primarily an institutional brokerage firm with membership on the New York, American, Boston, Midwest, Pacific and Philadelphia Stock Exchanges. [ADMINISTRATOR] also serves as administrator and distributor of other mutual funds. ________ Distributor Inc. ("___") is an affiliate of [
] and was organized specifically to distribute the ________ Funds.

         In addition to sales charges paid to dealers, ___ may from time to time pay a bonus or other incentive to dealers which employ registered representatives who sell a minimum dollar amount of shares of the Funds. Such bonus or other incentive may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to places within or without the United States, or other bonuses, such as gift certificates or the cash equivalent of such bonuses.

         The Funds have adopted a Rule 12b-1 Distribution Plan and Agreement (the "Plan") pursuant to which each Fund may reimburse the Distributor on a monthly basis for costs and expenses of the Distribution in connection with the distribution and marketing of shares. These costs and expenses, which are subject to a maximum limit of 0.25% per annum of the average daily net assets of the Fund, include (i) advertising by radio, television, newspapers, magazines, brochures, sales literature, direct mail or any other form of advertising, (ii) expenses of employees or agents of the Distributor, including salary, commissions, travel and related expenses,
(iii) payments to broker-dealers and financial institutions for services in connection with the distribution of shares, including promotional incentives and fees calculated with reference to the average daily net asset value of shares held by shareholders who have a brokerage or other service relationship with the broker-dealer or other institution receiving such fees, (iv) costs of printing prospectuses, statements of additional information and other materials to be given or sent to prospective investors, (v) such other similar services as the Trustees determine to be reasonably calculated to result in the sale of shares of the Funds, (vi) costs of shareholder servicing which may be incurred by broker-dealers, banks or other financial institutions, and (vii) other direct and indirect distribution-related expenses, including the provision of services with respect to maintaining the assets of the Funds. Each Fund will pay all costs and expenses in connection with the preparation, printing and distribution of its Prospectus to current shareholders and the operation of its Plan, including related legal and accounting fees. No Fund will be liable for distribution expenditures made by the Distributor in any given year in excess of the maximum amount payable under the Plan for that Fund year.


ADMINISTRATIVE SERVICES

         The Funds have also entered into an Administrative Services Contract with[ADMINISTRATOR] pursuant to which [ADMINISTRATOR] provides certain management and administrative services necessary for the Funds' operations including: (i) general supervision of the operation of the Funds including coordination of the services performed by the Funds' Advisors, transfer agent, custodian, independent accountants and legal counsel, regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions, and preparation of proxy statements and shareholder reports for the Funds; (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Funds' Officers and Board of Trustees; and
(iii) furnishing office space and certain facilities required for conducting the business of the Funds. For these services, [ADMINISTRATOR] receives from each Fund a fee, payable monthly, at the annual rate of 0.15% of each Fund's average daily net assets. Pursuant to a Services Agreement between the Trust and the Administrator, [ADMINISTRATOR] assists the Trust with certain transfer and dividend disbursing agent functions and receives a fee of $15 per account per year plus out-of-pocket expenses. Pursuant to a Fund Accounting Agreement between the Trust and the Administrator, the Administrator assists the Trust in calculating net asset values and provides certain other accounting services for each Fund described therein, for an annual fee of $30,000 per Fund plus out-of-pocket expenses.

         For the International Equity Fund, in lieu of the fees set forth above, [ADMINISTRATOR] is paid 0.15% of assets for administrative services.


SERVICE ORGANIZATIONS

         Various banks, trust companies, broker-dealers (other than the Sponsor) or other financial organizations (collectively, "Service Organizations") also may provide administrative services for the Funds, such as maintaining shareholder accounts and records. The Funds may pay fees to Service Organizations (which vary depending upon the services provided) in amounts up to an annual rate of 0.05% (0.08% for the International Equity Fund) of the daily net asset value of the Funds' shares owned by shareholders with whom the Service Organization has a servicing relationship.

         Some Service Organizations may impose additional or different conditions on their clients, such as requiring their clients to invest more than a Fund's minimum initial or subsequent investments or charging a direct fee for servicing. If imposed, these fees would be in addition to any amounts which might be paid to the Service Organization by the Funds. Each Service Organization has agreed to transmit to its clients a schedule of any such fees. Shareholders using Service Organizations are urged to consult with them regarding any such fees or conditions.

         The Glass-Steagall Act and other applicable laws provide that, among other things, banks may not engage in the business of underwriting, selling or distributing securities. There is currently no precedent prohibiting banks from performing administrative and shareholder servicing functions as Service Organizations. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either Federal or state regulations relating to the permissible activities of banks and their subsidiaries or affiliates, could prevent a bank Service Organization from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders of the Funds and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.


OTHER EXPENSES

         Each Fund bears all costs of its operations other than expenses specifically assumed by [ADMINISTRATOR], [DISTRIBUTOR'S NAME], [ADVISOR'S NAME] or [ADVISOR'S NAME]. The costs borne by the Funds include legal and accounting expenses; Trustees' fees and expenses; insurance premiums; custodian and transfer agent fees and expenses; expenses incurred in acquiring or disposing of the Funds' portfolio securities; expenses of registering and qualifying the Funds' shares for sale with the SEC and with various state securities commissions; expenses of obtaining quotations on the Funds' portfolio securities and pricing of the Funds' shares; expenses of maintaining the Funds' legal existence and of shareholders' meetings; and expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses. Each Fund bears its own expenses associated with its establishment as a series of the Trust; these expenses are amortized over a five-year period from the commencement of a Fund's operations. See "Management" in the SAI. Trust expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among all of the Funds in the Trust in relation to the net assets of each Fund.

PORTFOLIO TRANSACTIONS

                 Pursuant to the applicable Advisory Agreement, [ADVISOR'S NAME] and [ADVISOR'S NAME] place orders for the purchase and sale of portfolio investments for the Funds' accounts with brokers or dealers selected by it in its discretion. In effecting purchases and sales of portfolio securities for the account of the Funds, [ADVISOR'S NAME] and [ADVISOR'S NAME] will seek the best available price and most favorable execution of the Funds' orders.
Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter. Purchases and sales of securities are generally placed by [ADVISOR'S NAME] with broker-dealers which, in [ADVISOR'S NAME]'s judgment, provide prompt and reliable execution at favorable security prices and reasonable commission rates. [ADVISOR'S NAME] may cause a Fund to pay commissions higher than another broker-dealer would have charged if [ADVISOR'S NAME] believes the commission paid is reasonable in relation to the value of the brokerage and research services received by [ADVISOR'S NAME]. Broker-dealers are selected on the basis of a variety of factors such as reputation, capital strength, size and difficulty of order, sale of Fund shares and research provided to [ADVISOR'S NAME] and [ADVISOR'S NAME]. Consistent with its policy of seeking best execution of portfolio transactions, the Fund may place orders to purchase or sell securities with affiliates. Affiliates will not, however, execute as principal, any transactions for or with the Fund. The Fund has adopted procedures under Rule 17e-1 of the Investment Company Act of 1940 governing brokerage transactions with affiliates.

                 For the Portfolio in which the International Equity Fund invests, [SUBADVISOR'S NAME] places orders for the purchase and sale of the Portfolio's assets with brokers and dealers its selects. [SUBADVISOR'S NAME] seeks "best execution" for all portfolio transactions, but the Portfolio may pay higher than the lowest available commission rates when [SUBADVISOR'S NAME] believes it is reasonable to do so in light of the value for the brokerage and research services provided by the broker effecting the transaction. Commission rates for brokerage transactions are fixed on many foreign securities exchanges, and this may cause higher brokerage expenses to the

Portfolio than would be the case for comparable transactions effected on United States securities exchanges. Subject to the Portfolio's policy of obtaining the best price consistent with the quality of execution of transactions, consistent with the quality of execution of transactions, [SUBADVISOR'S NAME] may employ _______________ and other broker-dealer affiliates of [SUBADVISOR'S NAME] or the Adviser to effect brokerage transactions for the Portfolio. The Portfolio's payment of commission for these affiliated brokers is subject to procedures adopted by_________Trust's board of trustees to provide that the commissions will not exceed the usual and customary broker's commissions charged by unaffiliated brokers. No specific portion of the Portfolio's brokerage will be directed to an affiliated broker and in no event will a broker affiliated with [SUBADVISOR'S NAME] or the Adviser receive brokerage transactions in recognition of research services provided to [SUBADVISOR'S NAME] or the Adviser.

         [SUBADVISOR'S NAME] anticipates that the annual portfolio turnover rate in the Portfolio will be less than 100%.


                              FUND SHARE VALUATION


         The net asset value per share of the Funds is calculated at 12:00 noon (Eastern time) for the Money Market Funds and at 4:15 p.m. (Eastern time) for each of the Non-Money Market Funds, Monday through Friday, on each day the New York Stock Exchange is open for trading, which excludes the following business holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day; and the following additional business holidays for the Money Market Funds: Martin Luther King's Birthday, Columbus Day and Veterans Day. The net asset value per share of each share class is computed by dividing the value of the net assets attributable to each class (i.e., the value of the assets less the liabilities) by the total number of such class's outstanding shares. All expenses, including fees paid to the Advisor, [ADMINISTRATOR] and [Distributor], are accrued daily and taken into account for the purpose of determining the net asset value. Expenses directly attributable to a Fund are charged to the Fund; other expenses are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund, or on another reasonable basis. Each share class within the Fund is charged with the direct expenses of that class and with a proportion of the general expenses of the Fund. These general expenses (e.g., investment advisory fees) are allocated among the classes of shares based on the relative value of their outstanding shares.

         Securities listed on an exchange are valued on the basis of the last sale prior to the time the valuation is made. If there has been no sale since the immediately previous valuation, then the current bid price is used. Quotations are taken from the exchange where the security is primarily traded. Portfolio securities which are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees. Over-the-counter securities are valued on the basis of the bid price at the close of business on each business day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Notwithstanding the above, bonds and other fixed-income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and asked prices of such currencies against U.S. dollars as last quoted by any major bank.

         Trading in securities on European, Far Eastern and other international securities exchanges and over-the-counter markets is normally completed well before the close of business of each Fund Business Day. In addition, trading in foreign securities generally or in a particular country or countries may not take place on all Fund Business Days. Trading does take place in various foreign markets, however, on days on which the International Equity Fund's net asset value is not calculated. Calculation of the net asset value per share of the International Equity Fund may not occur contemporaneously with the determination of the prices of the foreign securities used in the calculation. Events affecting the values of foreign securities that occur after the time their prices are determined and before the International Equity Fund's determination of net asset value will not be reflected in the International Equity Fund's calculation of net asset value unless the Adviser or [Subadvisor's Name] determines that the particular event would materially affect net asset value, in which case an adjustment will be made.

         All assets and liabilities of the International Equity Fund denominated in foreign currencies are converted into United States dollars at the mean of the bid and asked prices of such currencies against the United States dollar last quoted by a major bank prior to the time of conversion.

         The Money Market Funds use the amortized cost method to value their portfolio securities and seek to maintain a constant net asset value of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. See the SAI for a more complete description of the amortized cost method.


                      PRICING AND PURCHASE OF FUND SHARES


         Orders for the purchase of shares will be executed at the net asset value per share next determined after an order has been received.

         [The following purchase procedures do not apply to certain fund or trust accounts that are managed by [ADVISOR'S NAME]. The customer should consult his or her trust administrator for proper instructions.]

         All funds received are invested in full and fractional shares of the appropriate Fund. Certificates for shares are not issued.[ADMINISTRATOR] maintains records of each shareholder's holdings of Fund shares, and each shareholder receives a statement of transactions, holdings and dividends. The Funds reserve the right to reject any purchase.

         An investment may be made using any of the following methods:

         Through an Authorized Broker, Investment Advisor or Service Organization. Shares are available to new and existing shareholders through authorized brokers, investment advisors and Service Organizations. To make an investment using this method, simply complete a Purchase Application and contact your broker, investment advisor or Service Organization with instructions as to the amount you wish to invest. Your broker will then contact [DISTRIBUTOR'S NAME] to place the order on your behalf on that day.

         Orders received by your broker or Service Organization for the Non-Money Market Funds in proper order prior to the determination of net asset value and transmitted to [DISTRIBUTOR'S NAME] prior to the close of its business day (which is currently 5:00 p.m., Eastern time), will become effective that day. Orders for the Money Market Funds received prior to 12:00 noon will become effective that day. Brokers who receive orders are obligated to transmit them promptly. You should receive written confirmation of your order within a few days of receipt of instructions from your broker.

         By Wire. Investments may be made directly through the use of wire transfers of Federal funds. Contact your bank and request it to wire Federal funds to the applicable Fund. In most cases, your bank will either be a member of the Federal Reserve Banking System or have a relationship with a bank that is. Your bank may charge a fee for handling the transaction. To purchase shares by a Federal funds wire, please first contact [ADMINISTRATOR] Mutual Funds Client Services at (800) ________. They will establish a record of information for the wire to insure the correct processing of funds. You can reach the Wire Desk at (800) ________.

         Then, have your bank wire funds using the following instructions:

                          [Instructions]

                          ---------------------

                          ---------------------

                          ---------------------


         As long as you have read the Prospectus, you may establish a new regular account through the Wire Desk; IRAs may not be opened in this way.
When new accounts are established by wire, the distribution options will be set to reinvest and the social security or tax identification number ("TIN") will not be certified until a signed application is received. Completed applications should be forwarded immediately to [DISTRIBUTOR'S NAME]. With the Purchase Application, the shareholder can specify other distribution options and add any special features offered by a Fund. Should any dividend distributions or redemptions be paid before the TIN is certified, they will be subject to 31% Federal tax withholding.

         Institutional Accounts. Bank trust departments and other institutional accounts may place orders directly with [DISTRIBUTOR'S NAME] by telephone at (800) _______.


                         MINIMUM PURCHASE REQUIREMENTS

         [The minimum initial investment in the Funds is $1,000 unless the investor is a purchaser who at the time of purchase, has a balance of $1,000 or more in any of the ________ Funds, is a purchaser through a trust investment manager or account manager or is administered by the Advisor, is an employee or an ex-employee of _________________ or is an employee of any of its affiliates, ___,[ADMINISTRATOR], or any other service provider, or is an employee of any trust customer of ____________ or any of its affiliates. Note that the minimum is $250 for an IRA, other than an IRA for which Fourth Financial Corporation or any of its affiliates acts as trustee or custodian. Any subsequent investments must be at least $50, including an IRA investment. All initial investments should be accompanied by a completed Purchase Application. A Purchase Application accompanies this Prospectus. Different minimums apply, and a separate application is required for IRA investments. The Funds reserve the right to reject purchase orders.


                         INDIVIDUAL RETIREMENT ACCOUNTS

         All Funds may be used as a funding medium for IRAs. Shares may also be purchased for IRAs established with __________________________ or any of its affiliates or other authorized custodians. Completion of a special application is required in order to create such an account, and the minimum initial investment for an IRA is $250. Contributions to IRAs are subject to prevailing amount limits set by the Internal Revenue Service. A $7.50 establishment fee and an annual $15 maintenance and custody fee is payable with respect to each IRA, and there will be a $12 termination fee when the account is closed. For more information and IRA information, call the Funds at (800) _______.


                            EXCHANGE OF FUND SHARES

         The Funds offer two convenient ways to exchange shares in one Fund for shares in another Fund in the Trust. Before engaging in an exchange transaction, a shareholder should read carefully the Prospectus describing the Fund into which the exchange will occur, which is available without charge and can be obtained by writing to the Fund at 237 Park Avenue, New York, New York 10017, or by calling (800) ________. A shareholder may not exchange shares of one

Fund for shares of another Fund if the new Fund is not qualified for sale in the state of the shareholder's residence. The minimum amount for an initial exchange is $500. No minimum is required in subsequent exchanges. The Trust may terminate or amend the terms of the exchange privilege at any time.

         A new account opened by exchange must be established with the same name(s), address and social security number as the existing account. All exchanges will be made based on the net asset value next determined following receipt of the request by a Fund in good order, plus any applicable sales charge. An exchange is taxable as a sale of a security on which a gain or loss may be recognized. Shareholders should receive written confirmation of the exchange within a few days of the completion of the transaction. Shareholders will receive at least 60 days' prior written notice of any modification or termination of the exchange privilege.

         Exchange by Mail. To exchange Fund shares by mail, simply send a letter of instruction to [ADMINISTRATOR]. The letter of instruction must include: (i) your account number; (ii) the Fund from and the Fund into which you wish to exchange your investment; (iii) the dollar or share amount you wish to exchange; and (iv) the signatures of all registered owners or authorized parties. All signatures must be guaranteed by an eligible guarantor institution including a member of a national securities exchange or by a commercial bank or trust company, broker-dealers, credit unions and savings associations.

         Exchange by Telephone. To exchange Fund shares by telephone or if you have any questions simply call the Funds at (800)____________ You should be prepared to give the telephone representative the following information: (i) your account number, social security or tax identification number and account registration; (ii) the name of the Fund from and the Fund into which you wish to transfer your investment; and (iii) the dollar or share amount you wish to exchange. The conversation may be recorded to protect you and the Funds. Telephone exchanges are available only if the shareholder so indicates by checking the "yes" box on the Purchase Application. See "Redemption of Fund Shares--By Telephone" for a discussion of telephone transactions generally.

         Automatic Investment Program. An eligible shareholder may also participate in the Automatic Investment Program, an investment plan that automatically debits money from the shareholder's bank account and invests it in one or more of the Funds in the Trust through the use of electronic funds transfers or automatic bank drafts. Shareholders may elect to make subsequent investments by transfers of a minimum of $50 on either the fifth or twentieth day of each month into their established Fund account. Contact the Funds for more information about the Automatic Investment Program.


                           REDEMPTION OF FUND SHARES

         Shareholders may redeem their shares, in whole or in part, on any business day. Shares will be redeemed at the net asset value next determined after a redemption request in good order has been received by the applicable Fund. See "Determination of Net Asset Value." A redemption may be a taxable transaction on which gain or loss may be recognized. Generally, however, gain or loss is not expected to be realized on a redemption of shares of the Money Market Funds, both of which seek to maintain a net asset value per share of $1.00.

         Where the shares to be redeemed have been purchased by check, the redemption request will be returned if the purchasing check has not cleared, which may take up to 15 days. Shareholders may avoid this delay by investing through wire transfers of Federal funds. During the period prior to the time the shares are redeemed, dividends on the shares will continue to accrue and be payable and the shareholder will be entitled to exercise all other beneficial rights of ownership.

         Once the shares are redeemed, a Fund will ordinarily send the proceeds by check to the shareholder at the address of record on the next business day. The Funds may, however, take up to seven days to make payment. This will not be the customary practice. Also, if the New York Stock Exchange is closed (or when trading is restricted) for any reason other than the customary weekend or holiday closing or if an emergency condition as determined by the SEC merits such action, the Funds may suspend redemptions or postpone payment dates.

         Redemption Methods. To ensure acceptance of your redemption request, it is important to follow the procedures described below. Although the Funds have no present intention to do so, the Funds reserve the right to refuse or to limit the frequency of any telephone or wire redemptions. Of course, it may be difficult to place orders by telephone during periods of severe market or economic change, and a shareholder should consider alternative methods of communications, such as couriers. The Funds' services and their provisions may be modified or terminated at any time by the Funds. If the Funds terminate any particular service, they will do so only after giving written notice to shareholders. Redemption by mail will always be available to shareholders.

         You may redeem your shares using any of the following methods:

         Through an Authorized Broker, Investment Advisor or Service Organization. You may redeem your shares by contacting your broker or investment advisor and instructing him or her to redeem your shares. He or she will then contact [DISTRIBUTOR'S NAME] and place a redemption trade on your behalf. He or she may charge you a fee for this service.

         By Mail. You may redeem your shares by sending a letter directly to [DISTRIBUTOR'S NAME]. To be accepted, a letter requesting redemption must include: (i) the Fund name and account registration from which you are redeeming shares; (ii) your account number; (iii) the amount to be redeemed,
(iv) the signatures of all registered owners; and (v) a signature guarantee by any eligible guarantor institution including a member of a national securities exchange or a commercial bank or trust company, broker-dealers, credit unions and savings associations. Corporations, partnerships, trusts or other legal entities will be required to submit additional documentation.

         By Telephone. You may redeem your shares by calling the Funds toll free at (800) _______. You should be prepared to give the telephone representative the following information: (i) your account number, social security number and account registration; (ii) the Fund name from which you are redeeming shares; and (iii) the amount to be redeemed. The conversation may be recorded to protect you and the Funds. Telephone redemptions are available only if the shareholder so indicates by checking the "yes" box on the Purchase Application or on the Optional Services Form. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Funds fail to employ such reasonable procedures, they may be liable for any loss, damage or expense arising out of any telephone transactions purporting to be on a shareholder's behalf. In order to assure the accuracy of instructions received by telephone, the Funds require some form of personal identification prior to acting upon instructions received by telephone, record telephone instructions and provide written confirmation to investors of such transactions. Redemption requests transmitted via facsimile will not be accepted.

         By Wire. You may redeem your shares by contacting the Funds by mail or telephone and instructing them to send a wire transmission to your personal bank. Proceeds of wire redemption for the Money Market Funds generally will be transferred to the designated account on the day the request is received, provided that it is received by 12:00 Noon (Eastern time).

         Your instructions should include: (i) your account number, social security or tax identification number and account registration; (ii) the Fund name from which you are redeeming shares; and (iii) the amount to be redeemed. Wire redemptions can be made only if the "yes" box has been checked on your Purchase Application, and attach a copy of a void check of account where proceeds are to be wired. Your bank may charge you a fee for receiving a wire payment on your behalf.

         Check Writing. A check redemption ($500 minimum, no maximum) feature is available with respect to the Money Market Funds. Checks are free and may be obtained from the Funds. It is not possible to use a check to close out your account since additional shares accrue daily.

         The above-mentioned services "By Telephone," "By Wire" and "Check Writing" are not available for IRAs and trust relationships of [ADVISOR'S NAME].

         Systematic Withdrawal Plan. An owner of $10,000 or more of shares of a Fund may elect to have periodic redemptions from his or her account to be paid on a monthly, quarterly, semi-annual or annual basis. The minimum periodic payment is $100. A sufficient number of shares to make the scheduled redemption will normally be redeemed on the date selected by the shareholder. Depending on the size of the payment requested and fluctuation in the net asset value, if any, of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account. A shareholder may request that these payments be sent to a predesignated bank or other designated party. Capital gains and dividend distributions paid to the account will automatically be reinvested at net asset value on the distribution payment date.

         Redemption of Small Accounts. Due to the disproportionately higher cost of servicing small accounts, each Fund reserves the right to redeem, on not less than 30 days' notice, an account in a Fund that has been reduced by a shareholder to $500 or less. However, if during the 30-day notice period the shareholder purchases sufficient shares to bring the value of the account above $500, this restriction will not apply.

         Redemption in Kind. All redemptions of shares of the Funds shall be made in cash, except that the commitment to redeem shares in cash extends only to redemption requests made by each shareholder of a Fund during any 90-day period of up to the lesser of $250,000 or 1% of the net asset value of that Fund at the beginning of such period. This commitment is irrevocable without the prior approval of the SEC and is a fundamental policy of the Funds that may not be changed without shareholder approval. In the case of redemption requests by shareholders in excess of such amounts, the Board of Trustees reserves the right to have the Funds make payment, in whole or in part, in securities or other assets, in case of an emergency or any time a cash distribution would impair the liquidity of a Fund to the detriment of the existing shareholders. In this event, the securities would be valued in the same manner as the securities of that Fund are valued. If the recipient were to sell such securities, he or she could receive less than the redemption value of the securities and could incur certain transaction costs.


                DIVIDENDS, DISTRIBUTIONS AND FEDERAL INCOME TAX

         Each Fund intends to qualify annually and to elect to be treated as a regulated investment company pursuant to the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By so qualifying and electing, each Fund generally will not be subject to Federal income tax to the extent that it distributes investment company taxable income and net capital gains in the manner required under the Code.

         Each Fund intends to distribute to its shareholders substantially all of its investment company taxable income (which includes, among other items, dividends and interest and the excess, if any, of net short-term capital gains (generally including any net option premium income) over net long-term capital losses). The Money Market Funds, the Intermediate Bond Income Fund, the Bond Income Fund and the Short-Term Treasury Income Fund will declare distributions of such income daily and pay those dividends monthly; the Stock Appreciation Fund, the Aggressive Stock Appreciation Fund, Value Stock Appreciation Fund and International Equity Fund will pay dividends at least once annually. Each Fund intends to distribute, at least annually, substantially all net capital gains (the excess of net long-term capital gains over net short-term capital losses). In determining amounts of capital gains to be distributed, any capital loss carryovers from prior years will be applied against capital gains.

         Distributions will be paid in additional Fund shares based on the net asset value at the close of business on the payment date of the distribution, unless the shareholder elects in writing, not less than five full business days prior to the record date, to receive such distributions in cash. Dividends declared in, and attributable to, the preceding month will be paid within five business days after the end of each month.

         In the case of the Money Market Funds, shares purchased will begin earning dividends on the day the purchase order is executed and shares redeemed will earn dividends through the previous day. Net investment income for a Saturday, Sunday or a holiday will be declared as a dividend on the previous business day. In the case of the other Funds that declare daily dividends, shares purchased will begin earning dividends on the day after the purchase order is executed, and shares redeemed will earn dividends through the day the redemption is executed.

         Investors who redeem all or a portion of Fund shares prior to a dividend payment date will be entitled on the next dividend payment date to all dividends declared but unpaid on those shares at the time of their redemption.

         Distributions of investment company taxable income (regardless of whether derived from dividends, interest or short-term capital gains) will be taxable to shareholders as ordinary income. Distributions of net long-term capital gains properly designated by a Fund as capital gain dividends will be taxable as long-term capital gains, regardless of how long a shareholder has held his Fund shares. Distributions are taxable in the same manner whether received in additional shares or in cash.

         Earnings of the Funds not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of this tax, each Fund intends to comply with this distribution requirement.

         A distribution, including an "exempt-interest dividend," will be treated as paid on December 31 of the calendar year if it is declared by a Fund during October, November, or December of that year to shareholders of record in such a month and paid by a Fund during January of the following calendar year. Such distributions will be treated as received by shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

         A Fund's distributions with respect to a given taxable year may exceed the current and accumulated earnings and profits of that Fund available for distribution. In that event, distributions in excess of such earnings and profits would be characterized as a return of capital to shareholders for Federal income tax purposes, thus reducing each shareholder's cost basis in his Fund shares. Such distributions in excess of a shareholder's cost basis in his shares would be treated as a gain realized from a sale of such shares.

         Any gain or loss realized by a shareholder upon the sale or other disposition of shares of a Fund, or upon receipt of a distribution in complete liquidation of a Fund, generally will be a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. A loss realized by a shareholder on a redemption, sale, or exchange of shares of a Fund held six months or less with respect to which capital gain dividends have been paid will be characterized as a long-term capital loss to the extent of such capital gain dividends.

         It is anticipated that a portion of the dividends paid by the Funds (except the Money Market Funds, Intermediate Bond Income and Bond Income Funds) will qualify and be designated by such Funds as dividends eligible for the dividends-received deduction available to corporations. The Code imposes various limitations restricting the availability of the dividends received deduction. Investors should consult their own tax advisers in this regard.

         The Funds may be required to withhold for Federal income tax ("backup withholding") 31% of the distributions and the proceeds of redemptions payable to shareholders who fail to provide a correct taxpayer identification number or to make required certifications, or where a Fund or shareholder has been notified by the Internal Revenue Service that the shareholder is subject to backup withholding. Most corporate shareholders and certain other shareholders specified in the Code and regulations are exempt from backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. Federal income tax liability.

         Those Funds that may invest in securities of foreign issuers may be subject to withholding and other similar income taxes imposed by a foreign country. Each of these Funds intends to elect, if it is eligible to do so under the Code, to "pass-through" to its shareholders the amount of such foreign taxes paid. If such an election is made by a Fund, each shareholder of that Fund would be required to include in gross income the taxable dividends received and the amount of pro rata share of those foreign taxes paid by the Fund. Each shareholder would be entitled either to deduct (as an itemized deduction) his pro rata share of the foreign taxes in computing his taxable income or to use it (subject to limitations) as a foreign tax credit against his U.S. Federal income tax liability. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of a Fund's taxable year whether the foreign taxes paid by the Fund will "pass-through" for that year.

         Shareholders will be notified annually by the Trust as to the Federal tax status of distributions made by the Fund(s) in which they invest.
Depending on the residence of the shareholder for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes. Foreign shareholders may, for example, be subject to special withholding requirements. Special tax treatment, including a penalty on certain pre-retirement distributions, is accorded to accounts maintained as IRAs. Shareholders should consult their own tax advisors as to the Federal, state and local tax consequences of ownership of shares of the Funds in their particular circumstances.

         The Portfolio in which the International Equity Fund invests is not required to pay Federal income taxes on its net investment income and capital gain, as it is treated as a partnership for Federal income tax purposes. All interest, dividends and gains and losses of the Portfolio are deemed to have been "passed through" to the International Equity Fund in proportion to its holdings of the Portfolio, regardless of whether such interest, dividends or gains have been distributed by the Portfolio or losses have been realized by the Portfolio. Investment income received by the International Equity Fund from sources within foreign countries may be subject to foreign income or other taxes. The International Equity Fund intends to elect, if eligible to do so, to permit its shareholders to take a credit (or a deduction) for foreign income and other taxes paid by the Portfolio. Shareholders of the International Equity Fund will be notified of their share of those taxes and will be required to include that amount as income. In that event, the shareholder may be entitled to claim a credit or deduction for those taxes.


                               OTHER INFORMATION


CAPITALIZATION STRUCTURE

         __________ Trust was organized as a Delaware business trust on
__________, 1996, and currently consists of eleven separately managed portfolios. The Board of Trustees may establish additional portfolios in the future. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. When issued, shares of the Funds are fully paid, non-assessable and freely transferable.

         Each Fund also offers a Premium Class of shares. The Service Class shares are offered at net asset value without a sales load only to certain institutional investors, or other investors who at the time of purchase have a balance of $1,000 or more invested in any of the _________ Funds, are purchased through a trust investment manager or account manager or administered by the Advisor, are employees or ex-employees of __________________ or any of its affiliates, employees of ____, [ADMINISTRATOR], or any other service provider, or employees of any trust customer of __________________________ or any of its affiliates. Shareholders in the Premium Class of shares may be subject to an additional shareholder servicing charge of up to 0.50% of average net assets. Call 800-_______ or contact your sales representative, broker-dealer or bank to obtain more information about the Funds' classes of shares.

         Under Delaware law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote.


INTERNATIONAL EQUITY FUND STRUCTURE

         The International Equity Fund invests all of its assets in the Portfolio, a separate series of ______ Trust, a business trust organized under the laws of the State of Delaware in ________, 1996. ______ Trust is registered under the 1940 Act as an open-end management investment company and currently has _____ separate portfolios. The Assets of the Portfolio, a diversified portfolio, belong only to, and the liabilities of the Portfolio are borne solely by, the Portfolio and no other portfolio of ______ Trust.

         The International Equity Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, which has the same investment objective and policies as the International Equity Fund. Accordingly, the Portfolio directly acquires its own securities and the International Equity Fund acquires an indirect interest in those securities. The investment objective and fundamental investment policies of the International Equity Fund and the Portfolio can be changed only with shareholder approval. See "Synopsis," "Investment Objective and Policies," and "Management" for a complete description of the Portfolio's investment objective, policies, restrictions, management, and expenses.

         The International Equity Fund's investment in the Portfolio is in the form of a non-transferable beneficial interest. As of the date of this Prospectus, the International Equity Fund is the only institutional investor that has invested all of its assets in the Portfolio. The Portfolio may permit other investment companies or institutional investors to invest in it. All investors in the Portfolio will invest on the same terms and conditions as the International Equity Fund and will pay a proportionate share of the Portfolio's expenses.

         The Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in the Portfolio will be entitled to vote in proportion to its relative beneficial interest in the Portfolio. On most issues subject to a vote of investors, as required by the 1940 Act and other applicable law, the International Equity Fund will solicit proxies from shareholders of the International Equity Fund and will vote its interest in the Portfolio in proportion to the votes cast by its shareholders. If there are other investors in the Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by International Equity Fund shareholders will receive a majority of votes cast by all investors in the Portfolio; indeed, if other investors hold a majority interest in the Portfolio, they could hold have voting control of the Portfolio.

         The Portfolio will not sell its shares directly to members of the general public. Another investor in the Portfolio, such as an investment company, that might sell its shares to members of the general public would not be required to sell its shares at the same public offering price as the International Equity Fund, could have different advisory and other fees and expenses than the International Equity Fund. Therefore, International Equity Fund shareholders may have different returns than shareholders in another investment company that invests exclusively in the Portfolio. There is currently no such other investment company that offers its shares to members of the general public. Information regarding any such funds in the future will be available from ______ Trust by calling ____________.

VOTING

         Shareholders have the right to vote in the election of Trustees and on any and all matters on which, by law or under the provisions of the Declaration of Trust, they may be entitled to vote. The Trust is not required to hold regular annual meetings of the Funds' shareholders and does not intend to do so. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust and in connection with such meeting to comply with the shareholders' communications provisions of Section 16(c) of the Act. See "Other Information--Voting Rights" in the SAI.

         Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). As used in this Prospectus, the phrase "vote of a majority of the outstanding shares" of a Fund (or the Trust) means the vote of the lesser of: (1) 67% of the shares of a Fund (or the Trust) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of a Fund (or the Trust).


PERFORMANCE INFORMATION

         A Fund may, from time to time, include its yield and total return in advertisements or reports to shareholders or prospective investors. Shareholders of the Premium Class of shares will experience a lower net return on their investment than shareholders of the Service Class of Shares because of the additional shareholder servicing charge to which Premium Class shareholders are subject. The methods used to calculate the yield and total return of the Funds are mandated by the SEC. Quotations of "yield" for a Fund (other than the Money Market Funds) will be based on the investment income per share during a particular 30-day (or one month) period (including dividends and interest), less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the maximum public offering price per share on the last day of the period.

         Quotations of "yield" for the Money Market Funds will be based on the income received by a hypothetical investment (less a pro-rata share of Fund expenses) over a particular seven-day period, which is then "annualized" (i.e., assuming that the seven-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment).

         "Effective yield" for the Money Market Funds is calculated in a manner similar to that used to calculate yield, but includes the compounding effect of earnings on reinvested dividends.

         Quotations of yield and effective yield reflect only a Fund's performance during the particular period on which the calculations are based. Yield and effective yield for a Fund will vary based on changes in market conditions, the level of interest rates and the level of that Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

         Quotations of average annual total return for a Fund (other than the Money Market Funds) will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in that Fund over periods of 1, 5 and 10 years (up to the life of that Fund), reflect the deduction of a proportional share of Fund expenses (on an annual basis), and assume that all dividends and distributions are reinvested when paid.

         Performance information for a Fund may be compared to various unmanaged indices, such as those indices prepared by Lipper Analytical Services, Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average and other entities or organizations which track the performance of investment companies. Any performance information should be considered in light of the Fund's investment objectives and policies, characteristics and quality of the Funds and the market conditions during the time period indicated, and should not be considered to be representative of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Funds, see the SAI.




         [The International Fund invests all of its assets in the Portfolio. Prior to ____________, the Portfolio was the ________________________ Fund.
Average annualized total return for the ___________________ Fund as of October 31, 1995 are as follows:

                     1 Year:                        ____%
                     3 Years                        ____%
                     5 Years                        ____%
                     Since Inception                ____%


ACCOUNT SERVICES

         All transactions in shares of the Funds will be reflected in a statement for each shareholder. In those cases where a Service Organization or its nominee is shareholder of record of shares purchased for its customer, the Funds have been advised that the statement may be transmitted to the customer at the discretion of the Service Organization.

         [ADMINISTRATOR] acts as the Funds' transfer agent. The Trust compensates [ADMINISTRATOR], the Trust's administrator, pursuant to a Services Agreement described in "Management of the Fund -- Administrative Services" of this Prospectus, for providing personnel and facilities to perform dividend disbursing and transfer agency-related services for the Trust.


SHAREHOLDER INQUIRIES

          All shareholder inquiries should be directed to the Funds at 237 Park Avenue, New York, New York 10017.

General and Account Information: (800) _______.

                                    APPENDIX


DESCRIPTION OF MOODY'S BOND RATINGS:

         Excerpts from Moody's description of its four highest bond ratings are listed as follows: Aaa -- judged to be the best quality and they carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds; A--possess many favorable investment attributes and are to be considered as "upper medium grade obligations"; Baa--considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Other Moody's bond descriptions include: Ba -- judged to have speculative elements, their future cannot be considered as well assured; B -- generally lack characteristics of the desirable investment; Caa -- are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca -- speculative in a high degree, often in default; C -- lowest rated class of bonds, regarded as having extremely poor prospects.

         Moody's also supplies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking toward the lower end of the category.


DESCRIPTION OF S&P'S BOND RATINGS:

         Excerpts from S&P's description of its four highest bond ratings are listed as follows: AAA-- highest grade obligations, in which capacity to pay interest and repay principal is extremely strong; AA--also qualify as high grade obligations, having a very strong capacity to pay interest and repay principal, and differs from AAA issues only in a small degree; A--regarded as upper medium grade, having a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB--regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         BB, B, CCC, CC: Debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         CI: The "CI" rating is reserved for income bonds on which no interest is being paid.

         S&P applies indicators "+, -," no character, and relative standing within the major rating categories.


DESCRIPTION OF MOODY'S RATINGS OF NOTES AND VARIABLE RATE DEMAND INSTRUMENTS:

         Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or MIG. Such ratings recognize the differences between short-term credit and long-term risk. Short-term ratings on issues with demand features (variable rate demand obligations) are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payments relying on external liquidity.

MIG 1/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This denotes high quality. Margins of protection are ample although not as large as in the preceding group.

                 FS FUNDS                                                                     __________ TRUST
                                                                                                 A FAMILY OF
                 Address for                                                                    MUTUAL FUNDS
                 Trust Clients of  [ADVISOR'S NAME]
                 ----------------------------------------------
                 [Address _______________                                    The U.S. Treasury Reserve Money Market Fund seeks
                 _______________________]                                    to provide investors with as high a level of
                                                                             current income as is consistent with liquidity,
                 Investment Advisors                                         stability, maximum safety of principal and the
                 -------------------                                         maintenance of a stable $1.00 net asset value per
                                                                             share
                 [ADVISOR'S NAME]
                 [Address _______________
                 _______________________]                                    The Cash Reserve Money Market Fund seeks to
                                                                             provide investors with current income, liquidity
                 [ADVISOR'S NAME]                                            and the maintenance of a stable $1.00 net asset
                 [Address _______________                                    value by investing in high quality, short-term
                 _______________________]                                    obligations
                 (Cash Reserve Money Market Fund only)
                                                                             The Short-Term Treasury Income Fund seeks to
                 Administrator and Sponsor                                   provide investors with as high a level of current
                 -------------------------                                   income as is consistent with liquidity and safety
                                                                             of principal
                 [ADMINISTRATOR]
                 [ADDRESS]
                                                                             The Intermediate Bond Income Fund seeks to provide
                 Distributor                                                 investors with as high a level of current income
                 -----------                                                 as is consistent with managing for total return by
                                                                             investing in fixed income securities managed for
                 __________ Distributor Inc.                                 total return
                 [ADDRESS]

                 Custodian                                                   The Bond Income Fund seeks to provide investors
                 ---------                                                   with as high a level of current income as is
                                                                             consistent with managing for total return by
                 [CUSTODIAN'S NAME]                                          investing in fixed income securities
                 [Address _______________
                 _______________________]
                                                                             The Stock Appreciation Fund seeks to provide
                 Counsel                                                     investors with long-term capital appreciation
                 -------

                 Baker & McKenzie                                            The Aggressive Stock Appreciation Fund seeks to
                 805 Third Avenue                                            provide investors with aggressive long-term
                 New York, New York  10022                                   capital appreciation

                 Independent Accountants                                     The Value Stock Appreciation Fund seeks to provide
                 -----------------------                                     investors with long-term capital appreciation and
                                                                             dividend income.
                 [INDEPENDENT ACCOUNTANT]
                 [Address _______________
                 _______________________]                                    The International Equity Fund seeks to provide
                                                                             investors with long-term capital appreciation.

                                                                                                 PROSPECTUS

                                                                                              January ___, 1996

                                                                                             Investment Advisor
                                                                                              [ADVISOR'S NAME]

                                                                                              [ADVISOR'S NAME]
                                                                                   (Cash Reserve Money Market Fund Only).

                                 FS FUNDS TRUST
                                   [ADDRESS]
                                   GENERAL AND ACCOUNT INFORMATION:
                                   (800)____________

                            PREMIUM CLASS PROSPECTUS
                          ________--INVESTMENT ADVISOR
                          ("______" OR THE "ADVISER")
                   _____________________--INVESTMENT ADVISOR
                     FOR THE CASH RESERVE MONEY MARKET FUND
                                  ("_______")
            ____________________________--ADMINISTRATOR AND SPONSOR
                                ("___________")
                         ________________--DISTRIBUTOR
                          ("___" OR THE "DISTRIBUTOR")

                 This Prospectus describes nine funds, two money market funds (the "Money Market Funds") and seven non-money market funds (the "Non Money Market Funds") (collectively, the "Funds"), all of which are managed by _______, except the Cash Reserve Money Market Fund, which is managed by ___. The Funds and their investment objectives are:

                 - THE U.S. TREASURY RESERVE MONEY MARKET FUND SEEKS TO PROVIDE INVESTORS WITH AS HIGH A LEVEL OF CURRENT INCOME AS IS CONSISTENT WITH LIQUIDITY, STABILITY, MAXIMUM SAFETY OF PRINCIPAL AND THE MAINTENANCE OF A STABLE $1.00 NET ASSET VALUE.

                 - THE CASH RESERVE MONEY MARKET FUND SEEKS TO PROVIDE INVESTORS WITH CURRENT INCOME, LIQUIDITY AND THE MAINTENANCE OF A STABLE $1.00 NET ASSET VALUE BY INVESTING IN HIGH QUALITY, SHORT-TERM OBLIGATIONS.

                 - THE SHORT-TERM TREASURY INCOME FUND SEEKS TO PROVIDE INVESTORS WITH AS HIGH A LEVEL OF CURRENT INCOME AS IS CONSISTENT WITH LIQUIDITY AND SAFETY OF PRINCIPAL.

                 - THE INTERMEDIATE BOND INCOME FUND SEEKS TO PROVIDE INVESTORS WITH AS HIGH A LEVEL OF CURRENT INCOME AS IS CONSISTENT WITH MANAGING FOR TOTAL RETURN BY INVESTING IN FIXED INCOME SECURITIES.

                 - THE BOND INCOME FUND SEEKS TO PROVIDE INVESTORS WITH AS HIGH A LEVEL OF CURRENT INCOME AS IS CONSISTENT WITH MANAGING FOR TOTAL RETURN BY INVESTING IN FIXED INCOME SECURITIES.

                 - THE STOCK APPRECIATION FUND SEEKS TO PROVIDE INVESTORS WITH LONG-TERM CAPITAL APPRECIATION.

                 - THE AGGRESSIVE STOCK APPRECIATION FUND SEEKS TO PROVIDE INVESTORS WITH AGGRESSIVE LONG-TERM CAPITAL APPRECIATION.

                 - THE VALUE STOCK APPRECIATION FUND SEEKS TO PROVIDE INVESTORS WITH LONG-TERM CAPITAL APPRECIATION AND DIVIDEND INCOME.

                 - THE INTERNATIONAL EQUITY FUND SEEKS TO PROVIDE INVESTORS WITH LONG-TERM CAPITAL APPRECIATION BY INVESTING, DIRECTLY OR INDIRECTLY, IN HIGH QUALITY COMPANIES BASED OUTSIDE THE UNITED STATES.

                 This Prospectus describes only the "Premium Class" of each Fund. Each Fund also offers a Service Class of shares which only certain institutional investors are qualified to purchase. See "Other Information" -- "Capitalization". The Funds are separate investment funds of FS FUNDS Trust (the "Trust"), a Delaware business trust and registered management investment company.
                 The International Equity Fund, unlike other mutual funds which directly acquire and manage their own portfolio of securities, seeks to achieve its investment objectives by investing all of its investable assets in another mutual fund. The International Equity Fund employs a two-tier master feeder fund structure.

                 AN INVESTMENT IN SHARES OF THE TRUST IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, _______, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY, AND MAY INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

                 THIS PROSPECTUS SETS FORTH CONCISELY THE INFORMATION A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN ANY OF THE FUNDS AND SHOULD BE READ AND RETAINED FOR INFORMATION ABOUT EACH FUND.

                 A Statement of Additional Information (the "SAI"), dated January __, 1996, containing additional and more detailed information about the Funds has been filed with the Securities and Exchange Commission ("SEC") and is hereby incorporated by reference into this Prospectus. It is available without charge and can be obtained by writing or calling the Funds at the address and information numbers printed above.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
     AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
          PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                The Date of this Prospectus is January __, 1996.

                               TABLE OF CONTENTS



                                                                                                                       Page
                                                                                                                       ----
FUND EXPENSES   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

FEE TABLE   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

HIGHLIGHTS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3

THE INVESTMENT POLICIES AND PRACTICES OF THE FUNDS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  10

INVESTMENT RESTRICTIONS   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  21

RISKS OF INVESTING IN THE FUNDS   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  21

MANAGEMENT OF THE FUNDS   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  23

FUND SHARE VALUATION  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  27

PRICING AND PURCHASE OF FUND SHARES   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  28

MINIMUM PURCHASE REQUIREMENTS   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  29

INDIVIDUAL RETIREMENT ACCOUNTS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  29

EXCHANGE OF FUND SHARES   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  29

REDEMPTION OF FUND SHARES   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  30

DIVIDENDS, DISTRIBUTIONS AND FEDERAL INCOME TAX   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  32

OTHER INFORMATION   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  34

APPENDIX  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . A-1

                                 FUND EXPENSES

                 The following expense table lists the costs and expenses that an investor in the Premium Class of shares will incur either directly or indirectly as a shareholder of a Fund. The information is based upon expenses during the first year of operations. Shareholders in the Premium Class of shares are subject to an additional shareholder servicing charge of up to 0.50% of average daily net assets to which Service Class shareholders are not subject(1).

                                   FEE TABLE

                                   U.S.
                                 Treasury      Cash       Short-
                                  Reserve     Reserve      Term      Intermediate                          Aggressive
                                   Money       Money     Treasury       Bond       Bond       Stock          Stock
                                  Market      Market      Income       Income     Income   Appreciation    Appreciation
                                    Fund       Fund        Fund         Fund       Fund       Fund            Fund
                                  ------     ------      ------       ------      ------    ------          ------
Maximum Sales Load Imposed on
Purchases (as a percentage of
offering price)   . . . . . .      None        None        None         None       None        None          None

Maximum Sales Load Imposed on
Reinvested Dividends (as a
percentage of offering price)      None        None        None         None       None        None          None

Deferred Sales Load (as a          None        None        None         None       None        None          None
percentage of redemption
proceeds)   . . . . . . . . .

Redemption Fees(2). . . . . .      None        None        None         None       None        None          None

Exchange Fees   . . . . . . .      None        None        None         None       None        None          None

ANNUAL FUND OPERATING EXPENSES
 (as a percentage of average
net assets)


Management Fees (after fee
waivers)  . . . . . . . . . .      0.15%       0.20%       0.12%        0.35%      0.40%      0.65%       0.745%

12b-1 Fees
(after waivers)(3). . . . . .      0.00        0.00        0.00         0.00       0.00        0.00        0.00

Other Expenses
(after waiver for Short-Term
Treasury Income Fund, Bond
Income Fund and Value Stock
Appreciation Fund)(4) . . . .      0.82%       0.30%       0.63%       0.40%       0.56%      0.35%       0.49%
                                 ------      ------      ------      ------      ------     ------      ------

Total Portfolio Operating
Expenses (after waiver)(2)(4)      0.97%       0.50%       0.75%       0.75%       0.96%      1.00%       1.23%
                                 ======      ======      ======      ======      ======     ======      ======




<Capton>
                                  Value
                                  Stock         Int'l.
                               Appreciation    Equity
                                   Fund         Fund
                                 ------       ------
Maximum Sales Load Imposed on
Purchases (as a percentage of
offering price)   . . . . . .      None        None

Maximum Sales Load Imposed on
Reinvested Dividends (as a
percentage of offering price)      None        None

Deferred Sales Load (as a          None        None
percentage of redemption
proceeds)   . . . . . . . . .

Redemption Fees(2). . . . . .      None        None

Exchange Fees   . . . . . . .      None        None

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average
net assets)


Management Fees (after fee         0.65%      0.80%
waivers)  . . . . . . . . . .

12b-1 Fees
(after waivers)(3). . . . . .      0.00       0.00

Other Expenses
(after waiver for Short-Term
Treasury Income Fund, Bond
Income Fund and Value Stock
Appreciation Fund)(4) . . . .      0.53%      0.82%
                                 ------     ------

Total Portfolio Operating
Expenses (after waver)(2)(4).      1.18%      1.62%(5)
                                 ======     ======


             The purpose of this table is to assist a shareholder in the Premium Class of shares in understanding the various costs and expenses that an investor in the Funds will bear.





--------------------------------

(1) Service Class shares are offered only to certain institutional investors, or other investors who at the time of purchase have a balance of $1,000 or more invested in any of the _____________ Funds, are purchasers through a trust investment manager or account manager or administered by the Advisor, are employees or
             ex-employees of [   ]  or any of its affiliates, employees of,
             [   ][ADMINISTRATOR], or any other service provider, or  employees
             of any trust customer of [             ] or any of its affiliates.

(2) Shareholders may be charged a wire redemption fee by their bank for receiving a wire payment on their behalf.

(3) The fee under each Fund's Distribution Plan and Agreement is calculated on the basis of the average net assets of each Fund at an annual rate not to exceed 0.25%.

(4) _________________ has agreed to waive its custodian fee and its service organization fee and the Administrator has waived its administrative services fee for the Short-Term Treasury Fund, Bond Income Fund and the Value Stock Fund to maintain the Total Portfolio Operating Expenses shown above for these Funds. Absent such waiver and 12b-1 fee waivers, which may be discontinued at any time, Other Expenses and Total Portfolio Operating Expenses for these Funds would be 1.19% and 1.74% for the Short-Term Treasury Fund, 1.30% and 1.95% for the Bond Income Fund, and 1.28% and 2.18% for the Value Stock Fund, respectively, and Total Portfolio Operating Expenses would be 0.72% for the U.S. Treasury Reserve Money Market Funds, 0.75% for the Cash Reserve Money Market Fund, 1.01% for the Intermediate Bond Income Fund, 1.25% for the Stock Appreciation Fund, 1.595% for the Aggressive Stock Appreciation Fund, and ____% for the International Equity Fund.

(5) The International Equity Fund pays [ADMINISTRATOR] a _____% administrative fee and has other expenses of ____% and the Portfolio pays advisory and administrative fees, of which the International Equity Fund bears its pro rata portion. The Trust's Board of Trustees believes that the aggregate per share expenses of the Fund and the Portfolio will be approximately equal to the expenses the Fund would incur if its assets were invested directly in foreign securities. Investment Advisory Fees are those incurred by the Portfolio; as long as its assets are invested in the Portfolio, the Fund pays no investment advisory fees directly.

Example:*

             You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:



                                   U.S.
                                 Treasury    Cash      Short-
                                 Reserve    Reserve     Term    Intermediate                       Aggressive      Value
                                  Money      Money   Treasury      Bond       Bond       Stock        Stock        Stock
                                  Market    Market    Income      Income     Income   Appreciation Appreciation  Appreciation  Int'l
                                   Fund      Fund       Fund       Fund       Fund        Fund        Fund          Fund       Fund
                                 ------    ------     ------     ------     ------       -----      ------        ------     ------
1 year  . . . . . . . . . . .      $10       $5          $8         $8         $10         $10          $13         $12          $10

3 years   . . . . . . . . . .      $31      $16         $24        $24         $31         $32          $39         $37          $32



----------------------------------

* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount.

                                   HIGHLIGHTS


INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

             This Prospectus describes nine funds, two money market funds and seven non-money market funds (collectively, the "Funds"), all of which are managed by [ADVISOR'S NAME], except the Cash Reserve Money Market Fund which is
managed by [ADVISOR'S NAME].    Each Fund has distinct investment objectives
and policies.

MONEY MARKET FUNDS:

             U.S. Treasury Reserve Money Market Fund. The investment objective of the U.S. Treasury Reserve Money Market Fund is to seek as high a level of current income as is consistent with liquidity, stability and maximum safety of principal and the maintenance of a stable $1.00 net asset value per share. The Fund invests exclusively in short-term obligations of the United States Treasury, which are backed by the full faith and credit of the United States Government, and repurchase agreements in respect of such obligations. This fund is not currently in operation.

             Cash Reserve Money Market Fund. The investment objectives of the Cash Reserve Money Market Fund are current income, liquidity and the maintenance of a stable $1.00 net asset value per share by investing in high quality, U.S. dollar-denominated short-term obligations which are determined by the investment advisor to present minimal credit risks.

             The Cash Reserve Money Market Fund may invest in obligations permitted to be purchased under Rule 2a-7 of the Investment Company Act of 1940 (the "1940 Act") including, but not limited to, (1) obligations of the U.S. Government or its agencies or instrumentalities; (2) commercial paper, loan participation interests, medium-term notes, asset-backed securities and other promissory notes, including floating or variable rate obligations; and (3) domestic, Yankee dollar and Eurodollar certificates of deposit, time deposits, bankers' acceptances, commercial paper, bearer deposit notes and other promissory notes, including floating or variable rate obligations issued by U.S. or foreign bank holding companies and their bank subsidiaries, branches and agencies. The Cash Reserve Money Market Fund will invest only in issuers or instruments that at the time of purchase (1) have received the highest short-term rating by at least two Nationally Recognized Statistical Rating Organizations ("NRSROs") such as "A-1" by Standard & Poor's and "P-1" by Moody's; (2) are single rated and have received the highest short-term rating by a NRSRO (and provided the purchase is approved or ratified by the Board of Trustees); or (3) are unrated, but are determined to be of comparable quality by [ADVISOR'S NAME] pursuant to guidelines approved by the Board and subject to ratification by the Board. The Cash Reserve Money Market Fund may also purchase securities on a "when-issued" basis and purchase or sell them on a "forward commitment" basis.

             The Cash Reserve Money Market Fund will concentrate its investments in obligations issued by the banking industry. Concentration in this context means the investment of more than 25% of the Cash Reserve Money Market Fund's assets in such investments. However, for temporary defensive purposes during periods when [ADVISOR'S NAME] believes that maintaining this concentration may be inconsistent with the best interest of shareholders, the Cash Reserve Money Market Fund will not maintain this concentration. The Cash Reserve Money Market Fund's policy of concentration in the banking industry increases the Fund's exposure to market conditions prevailing in that industry.

             The Cash Reserve Money Market Fund may also invest in variable amount master demand obligations which are unsecured demand notes that permit the indebtedness thereunder to vary, and provide for periodic adjustments in the interest rate. Because master demand obligations are direct lending arrangements between the Cash Reserve Money Market Fund and the issuer, they are not normally traded. There is no secondary market for the notes; however, the period of time remaining until payment of principal and accrued interest can be recovered under a variable amount master demand obligation generally shall not exceed seven days. To the extent this period is exceeded, the obligation in question would be considered illiquid. Issuers of variable amount master demand obligations must satisfy the same criteria as set forth for other promissory notes (e.g., commercial paper). The Cash Reserve Money Market Fund will invest in variable amount master demand obligations only when such obligations are determined by [ADVISOR'S NAME], pursuant to guidelines established by the Board of Trustees, to be of comparable quality to rated issuers or instruments eligible for investment by the Cash Reserve Money Market Fund. In determining weighted average dollar portfolio maturity, a variable amount master demand obligation will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of the interest rate or the period of time remaining until the principal amount can be recovered from the issuer on demand.


Amortized Cost Method of Valuation for the Money Market Funds

             Portfolio investments of each Money Market Fund are valued based on the amortized cost valuation technique pursuant to Rule 2a-7 under the 1940 Act. Obligations in which the Money Market Funds invest generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The weighted average dollar portfolio maturity of each Money Market Fund will not exceed 90 days. See the SAI for an explanation of the amortized cost valuation method.


NON-MONEY MARKET FUNDS:

             Short-Term Treasury Income Fund. The investment objective of this Fund is to seek as high a level of current income as is consistent with liquidity and safety of principal. The Fund invests at least 65% of its total assets in U.S. Treasury obligations and it is the current intent of [ADVISOR'S NAME] to maintain an average maturity range between 1 to 3 years.

             Intermediate Bond Income Fund. The investment objective of the Intermediate Bond Income Fund is to provide as high a level of current income as is consistent with managing for total return by investing at least 65% of its total assets in fixed income securities. The Fund invests primarily in high quality fixed income securities such as U.S. Government securities, corporate bonds and asset-backed securities (including mortgage-backed securities). A minimum of 65% of the Fund's total assets will be invested in securities rated "A" or better by a primary credit rating agency and the Fund will seek to maintain a minimum average portfolio quality rating of "AA". All securities will be rated "BBB" or better by a primary credit rating agency at the time of purchase. Fixed income securities downgraded to below BBB subsequent to purchase may be retained in the portfolio when deemed by the advisor to be in the best interest of Fund shareholders. The Fund may also invest in convertible securities, preferred stocks and debt of foreign governments or corporations. Futures and/or options may be used to hedge the portfolio against reinvestment and interest rate risk when deemed necessary. For purposes of this Fund, a "bond" is defined as a debt instrument with a fixed interest rate. The average maturity of the Intermediate Income Fund will generally range between three and ten years.

             Bond Income Fund. The investment objective of the Bond Income Fund is to provide as high a level of current income as is consistent with managing for total return by investing at least 65% of its total assets in fixed income securities. The Fund primarily invests in high quality fixed income securities such as U.S. Government securities, corporate bonds and asset-backed securities (including mortgage-backed securities). A minimum of 65% of the portfolio will be invested in securities rated "A" or better by a primary credit rating agency and the Fund will seek to maintain a minimum average portfolio quality of "AA". All securities will be rated "BBB" or better by a primary credit rating agency at the time of purchase. Fixed income securities downgraded to below BBB subsequent to purchase may be retained in the portfolio when deemed by the advisor to be in the best interests of Fund shareholders. The Fund may also invest in convertible securities, preferred stocks and debt of foreign governments or corporations. Futures and/or options may be used to hedge the portfolio against reinvestment and interest rate risk when deemed necessary. For purposes of this Fund, a "bond" is defined as a debt instrument with a fixed interest rate. The average maturity of the Bond Income Fund will generally range between seven and fifteen years.

             Stock Appreciation Fund. The objective of the Stock Appreciation Fund is to seek long-term capital appreciation through investment in a diversified portfolio of common stock (and securities convertible into common stock) of domestic companies. The Fund may also invest, to a far lesser extent, in securities of foreign companies, primarily through securities represented by American Depositary Receipts (ADRs). Under normal market conditions, at least 65% of the Fund's total assets will consist of common stocks. Each stock that is purchased will be selected on the weight of available evidence, including but not limited to: (1) the company's fundamental business outlook and competitive position, (2) the valuation of the security relative to its own historical norms, to the industry in which the company competes, and to the market as a whole, and (3) the momentum of earnings growth expected to be generated by the company. [ADVISOR'S NAME] will seek to control performance risk in two ways: (1) relative to the market, by diversifying investments across economic sectors and amongst small-, medium-, and large-capitalization companies, and (2) by increasing the level of money market reserves and/or employing hedging vehicles (futures and/or options) when risks of a substantial stock market correction have risen to levels where such action appears warranted. In addition, assets may be held in securities convertible into common stock, debt securities (it is the Fund's current intention to restrict these debt securities to those rated in the top three quality categories by Moody's Investors Service, Inc. or Standard & Poor's Corporation or determined to be of equivalent quality by [ADVISOR'S NAME]), cash or cash equivalents, U.S. Government securities, or nonconvertible preferred stock.

             Aggressive Stock Appreciation Fund. The objective of the Aggressive Stock Appreciation Fund is to aggressively seek long-term capital appreciation through investment in a diversified portfolio of common stock (and securities convertible into common stock) of domestic companies. The Fund may also invest, to a far lesser extent, in securities of foreign companies, primarily through securities represented by ADRs. The Fund will invest primarily in the stocks of companies expected to increase their earnings at a rate that exceeds the growth rate expected of the market. (Periodically, however, the emphasis on growth as a selection factor may be tempered by market conditions). While the Fund will always hold a broad array of larger-capitalization stocks (approximately $4 billion and greater), there will often be an emphasis on investing in mid-capitalization issues (between approximately $1 billion and $4 billion), and to a much lesser extent, smaller-capitalization stocks (approximately $1 billion market capitalization and under). The decision to emphasize stocks of mid- to smaller-capitalization companies will be based on a positive outlook for the market in general, favorable stock valuation comparisons relative to larger-company stocks, and attractive relative growth characteristics. Under normal market conditions, at least 65% of the Fund's total assets will consist of common stocks. Each stock that is purchased will be selected on the weight of available evidence, including but not limited to: (1) the company's fundamental business outlook and competitive position, (2) the momentum of earnings growth expected to be generated by the company, and (3) the valuation of the security relative to its own historic norms, to the industry in which the company competes, and to the market as a whole. Although the Fund will have representation in all major economic sectors and amongst small-, medium-, and large-capitalization companies, [ADVISOR'S NAME] generally will attempt to add considerable value relative to the market by emphasizing those stocks, investment themes, and/or industry groups with the greatest overall appeal and most attractive reward/risk characteristics. At times, the Fund may hold considerable positions (relative to the market) in broadly-defined economic sectors with growth potential unreflected in then current stock prices. [ADVISOR'S NAME] may increase the level of money market reserves and/or employ hedging vehicles (futures and/or options) when risks of a substantial market correction have risen to levels where such action appears warranted. In addition, assets may be held in securities convertible into common stocks, debt securities (it is the Fund's current intention to restrict these debt securities to those rated in the top three quality categories by Moody's Investors Service, Inc. or Standard & Poor's Corporation or determined to be of equivalent quality by [ADVISOR'S NAME]), cash or cash equivalents, U.S. Government securities, or nonconvertible preferred stocks. Aggressive stock funds generally involve a higher degree of risk in search of higher returns.

             The Value Stock Appreciation Fund. The objective of the Value Stock Appreciation Fund is to seek long-term capital appreciation and dividend income through investment in a diversified portfolio of common stocks (and securities convertible into common stock) of domestic companies. The Fund may also invest, to a far lesser extent, in securities of foreign companies, primarily through securities represented by American Depositary Receipts
(ADRs). The Fund will employ a "value style" of equity management. Stocks selected for use in the Fund may generally be expected to exhibit the following characteristics: 1) sell at a discount to their underlying "intrinsic value" determined by discounting the stock's expected future dividends to their present day value and/or 2) possess relative low price/earnings ratios and/or 3) possess relative low price/cash flow ratios. A "dividend discount model" methodology is a contributing component in the determination of a stocks "intrinsic value". Frequently, these stocks may have a higher-than-average dividend yield. Often, stocks exhibiting the above noted characteristics are described as being "underowned" or "out of favor". Stock investments are selected from a universe of high quality large, medium, and small capitalization companies. Quality is determined based on a company's fundamental financial strength, size and earnings visibility. Stocks are purchased with a long-term investment time horizon in mind and are generally sold when their market price rises above intrinsic value and/or their underlying fundamentals begin to deteriorate. [ADVISOR'S NAME] may increase the level of money market reserves and/or employ hedging vehicles (futures and/or options) when risks of a substantial market correction have risen to levels where such action appears warranted. In addition, assets may be held in securities convertible into common stocks, straight debt securities (it is the Fund's current intention to restrict these debt securities to those rated in the top three quality categories by Moody's Investors Service, Inc. or Standard & Poor's Corporation or determined to be of equivalent quality by [ADVISOR'S NAME]), cash or cash equivalents, U.S. Government securities, or nonconvertible preferred stocks.

International Equity Fund

             The International Equity Fund seeks long-term capital appreciation by investing, directing or indirectly, in high quality companies based outside the Untied States. Currently, the International Equity Fund invests exclusively in the ____________ (the "Portfolio"), a series of ____________ ("______ Trust"), itself a registered open-end management investment company. Accordingly, the investment experience of the International Equity Fund will correspond directly with the investment experience of the Portfolio. See "Other Information - International Equity Fund Structure." The Portfolio has the same investment objective and policies as the International Equity Fund.

             The Portfolio's investment adviser is
______________________________________ ("__________").  __________, a
registered investment adviser under the Investment Advisers Act of 1940, specializes in providing international investment advice to various clients. See "Management - Investment Advisory Services."

             The International Equity Fund is designed for investors who desire to achieve international diversification of their investments by participating in foreign securities markets. Because international investments generally involve risks in addition to those risks associated with investment in the United States, the International Equity Fund should be considered only as a vehicle for international diversification and not as a complete investment program.

             There can be no assurance that the International Equity Fund or the Portfolio will achieve its investment objective.

             Under normal circumstances, the Portfolio will invest substantially all of its assets, but not less than 65% of its total assets, in equity securities of companies domiciled outside the United States. The Portfolio selects its investments on the basis of their potential for capital appreciation without regard to current income. The Portfolio may also invest in the securities of domestic closed-end investment companies investing primarily in foreign securities and may invest in debt obligations of foreign governments or their political subdivisions, agencies or instrumentalities, of supranational organizations and of foreign corporations. The Fund will not observe any minimum ratings requirement for debt obligations in which it invests. Such debt obligations may have predominantly speculative characteristics. Investment will be diversified among securities of issuers in foreign countries including, but not limited to, Japan, Germany, the United Kingdom, France, the Netherlands, Hong Kong, Singapore and Australia. Under normal market conditions the Portfolio will invest at all times in at least three countries outside the United States. In general, the Portfolio will invest only in securities of companies and governments in countries that [ADVISOR'S NAME], in its judgment, considers both politically and economically stable. The Portfolio has no limit on the amount of its assets which may be invested in any one type of foreign instrument or in any foreign country; however, to the extent the Portfolio concentrates its assets in a foreign country, it will incur greater risks.

             The Portfolio may also enter into foreign exchange contracts, including forward contracts to purchase or sell foreign currencies, in anticipation of its currency requirements and to protect against possible adverse movements in foreign exchange rates. Although such contracts may reduce the risk of loss to the Portfolio from adverse movements in currency values, the contracts also limit possible gains from favorable movements.

             When business or adverse financial conditions warrant, the Portfolio may assume a temporary defensive position and invest without limit in domestic or foreign cash or in cash equivalents, including (i) short-term U.S. Government Securities, (ii) prime quality short-term instruments of commercial banks, (iii) prime quality commercial paper, (iv) repurchase agreements with banks and broker-dealers covering any of the securities in which the Portfolio may invest directly and (v) shares of money market funds to the extent permitted by the 1940 Act. During periods when and to the extent that the Portfolio has assumed a temporary defensive position, it may not be pursuing its investment objective. The Portfolio may hold cash and bank instruments denominated in any major foreign currency.

Short-Term Trading for the Stock Funds

             Under certain market conditions, the Stock Appreciation Fund, Aggressive Stock Appreciation Fund, Value Stock Appreciation Fund and International Equity Fund may seek profits by short-term trading. The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the number of securities owned by a Fund is known as "portfolio turnover". To the extent short-term trading strategies are used, a Fund's portfolio turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such transactions may result in realization of taxable capital gains.


RISKS OF INVESTING IN THE FUNDS

             The Money Market Funds attempt to maintain the value of their shares at a constant $1.00 share price, although there can be no assurance that the Money Market Funds will always be able to do so. The Money Market Funds may not achieve as high a level of current income as other funds that do not limit their investments to the high quality securities in which the Money Market Funds invest.

             The price per share of the Non-Money Market Funds will fluctuate with changes in value of the investments held by each Fund. Additionally, there can be no assurance that a Fund will achieve its investment objective or be successful in preventing or minimizing the risk of loss that is inherent in investing in particular types of securities. Such risks include the sensitivity of the cash flows and yields of separately traded interest and principal components of obligations to the rate of principal payments (including prepayments). With respect to mortgage-backed securities, risks include a similar sensitivity to the rate of prepayments in that, although the value of fixed-income securities generally increases during periods of falling interest rates, as a result of prepayments and other factors, this is not always the case with respect to mortgage-backed securities. Asset-backed securities --involve the risk that such securities do not usually have the benefit of a complete security interest in the related collateral. Positions in options, futures and options on futures involve the risks that such options and futures may fail as hedging techniques, that the loss from investing in futures transactions is potentially unlimited and that closing transactions may not be effected where a secondary liquid market does not exist. Further, investment in the securities of issuers in any foreign country involves special risks and considerations not typically associated with investing in U.S. issuers.

             An investment in the International Equity Fund involves certain risks, depending on the types of investments made and the types of investment techniques employed. All investments by the International Equity Fund entail some risk. The International Equity Fund's policy of investing directly or indirectly in foreign issuers entails certain risks in addition to those normally associated with investments in equity securities. See "Investment Objective and Policies - Investment Policies - Foreign Investment Risks and Considerations."

             By investing solely in the Portfolio, the International Equity Fund may achieve certain efficiencies and economies of scale. Nonetheless, this investment could also have potential adverse effects on the Fund. Investors in the Fund should consider these risks, as described under "Other Information - International Equity Fund Structure."


MANAGEMENT OF THE FUNDS

             [ADVISOR'S NAME] acts as investment advisor to all of the Funds, except the Cash Reserve Money Market Fund for which [ADVISOR'S NAME] acts as investment advisor. For its services, [ADVISOR'S NAME] receives a fee from each Fund (other than the Cash Reserve Money Market Fund) based upon each Fund's average daily net assets. [ADVISOR'S NAME] receives a fee from the Cash Reserve Money Market Fund based upon that Fund's average daily net assets. See "Fee Table" in this Prospectus.

             The International Equity Fund currently invests all of its assets in the Portfolio. The International Equity Fund may withdraw its investment from the Portfolio, for which [ADVISOR'S NAME] serves as investment adviser, at any time if the Board determines that it is in the best interests of the International Equity Fund and its shareholders to do so. See "Other Information - International Equity Fund Structure." Accordingly, the International Equity Fund has retained the Adviser as its investment adviser and [ADVISOR'S NAME] as its investment subadviser to manage the International Equity Fund's assets in the event the International Equity Fund so withdraws its investment. Neither the Adviser or [ADVISOR'S NAME] will receive any advisory or subadvisory fees with respect to the International Equity Fund as long as the International Equity Fund remains completely invested in the Portfolio or any other investment company.

             [ADMINISTRATOR] acts as administrator and sponsor to the Funds. For its services, [ADMINISTRATOR] receives a fee from the Funds based on each Fund's average daily net assets. See "Management of the Fund" in this Prospectus. [DISTRIBUTOR'S NAME] ("_____") distributes the Funds' shares and may be reimbursed for certain of its distribution-related expenses.


GUIDE TO INVESTING IN THE __________ FAMILY OF FUNDS

             Purchase orders for the Money Market Funds received by 12:00 noon Eastern time will become effective that day. Purchase orders for all other Funds received by your broker or Service Organization in proper form prior to 4:15 p.m., Eastern time, and transmitted to _____ prior to 5:00 p.m. Eastern time, will become effective that day.


                            -   Minimum Initial Investment  . . . . . . . . . . . . . . . . . . . . . . . . . .    $1,000
                            -   Minimum Initial Investment for IRAs   . . . . . . . . . . . . . . . . . . . . .    $  250
                            -   Minimum Subsequent Investment   . . . . . . . . . . . . . . . . . . . . . . . .    $   50



             The Funds are purchased at net asset value.

             Shareholders may exchange shares between Funds in the Trust by telephone or mail. Exchanges may not be effected by facsimile.

                            -   Minimum initial exchange  . . . . . . . . . . . . . . . . . . . . . . . . . . .    $  500
                                (minimum for subsequent exchanges)


        Shareholders may redeem shares by telephone, mail, wire, or by writing a check (the Money Market Funds only). Shares may not be redeemed by facsimile.

                 -       If a redemption request is received by 12:00 noon Eastern time, proceeds for the Money Market Funds will be transferred to a designated account that day.
                 -       Minimum check amount is $500.
                 -       The Funds reserve the right to redeem upon not less than 30 days' notice all shares in a Fund's account which have an aggregate value of $500 or less.


        [(Redemption by telephone, wire and check writing is not available for IRAs and trust relationships of ___________.)

        All dividends and distributions will be automatically paid in additional shares at net asset value of the applicable Fund unless cash payment is requested.


                 -       Distributions for the Stock Appreciation Fund, Aggressive Stock Appreciation Fund, Stock Appreciation
                         Fund, and International Equity Fund are paid at least once annually and distributions for the other
                         Funds are paid monthly.



               THE INVESTMENT POLICIES AND PRACTICES OF THE FUNDS


        Each Fund is a separate investment fund or portfolio, commonly known as a mutual fund. The Funds are portfolios of a Delaware business trust, [_________] Trust, organized under the laws of Delaware as an open-end, management investment company. The Trust's Board of Trustees oversees the overall management of the Funds and elects the officers of the Trust.


        - The investment objective of the U.S. Treasury Reserve Money Market Fund is to provide investors with as high a level of current income as is consistent with liquidity, stability, maximum safety of principal and the maintenance of a stable $1.00 net asset value per share.

        - The investment objective of the Cash Reserve Money Market Fund is to provide investors with current income, liquidity and the maintenance of a stable $1.00 net asset value by investing in high quality, short-term obligations.

        - The investment objective of the Short-Term Treasury Income Fund is to provide investors with as high a level of current income as is consistent with liquidity and safety of principal.

        - The investment objective of the Intermediate Bond Income Fund is to provide investors with as high a level of current income as is consistent with managing for total return by investing in fixed income securities.

        - The investment objective of the Bond Income Fund is to provide investors with as high a level of current income as is consistent with managing for total return by investing in fixed income securities.

        - The investment objective of the Stock Appreciation Fund is to provide investors with long-term capital appreciation.

        - The investment objective of the Aggressive Stock Appreciation Fund is to provide investors with aggressive long-term capital appreciation.

        - The investment objective of the Value Stock Appreciation Fund is to provide investors with long-term capital appreciation and dividend income.

        - The investment objective of the International Equity Fund is to provide investors long-term capital appreciation.

        Each Fund follows its own investment objectives and policies, including certain investment restrictions. The SAI contains specific investment restrictions which govern the Funds' investments. Those restrictions and the Funds' investment objectives are fundamental policies, which means that they may not be changed without a majority vote of shareholders of the affected Fund. Except for the objectives and those restrictions specifically identified as fundamental, all other investment policies and practices described in this Prospectus and in the SAI are not fundamental and may change solely with Board of Trustees approval.

        [ADVISOR'S NAME] and [ADVISOR'S NAME] select investments and make investment decisions based on the investment objective and policies of each Fund. The following is a description of securities and investment practices.

        U.S. Treasury Obligations (All Funds). The Funds may invest in U.S. Treasury obligations, which are backed by the full faith and credit of the United States Government as to the timely payment of principal and interest. U.S. Treasury obligations consist of bills, notes, and bonds and separately traded interest and principal component parts of such obligations known as STRIPS which generally differ in their interest rates and maturities. U.S. Treasury bills, which have original maturities of up to one year, notes, which have maturities ranging from one year to 10 years, and bonds, which have original maturities of 10 to 30 years, are direct obligations of the United States Government.

        U.S. Government Securities (All Funds, except U.S. Treasury Reserve Money Market Fund and Short-Term Treasury Income Fund). U.S. Government securities are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. U.S. Government securities include debt securities issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies and instrumentalities. Some types of U.S. Government securities are supported by the full faith and credit of the United States Government or U.S. Treasury guarantees, such as mortgage-backed certificates guaranteed by the Government National Mortgage Association ("GNMA"). Other types of U.S. Government securities, such as obligations of the Student Loan Marketing Association, provide recourse only to the credit of the agency or instrumentality issuing the obligation. In the case of obligations not backed by the full faith and credit of the United States Government, the investor must look to the agency issuing or guaranteeing the obligation for ultimate repayment.

        Commercial Paper (All Funds, except U.S. Treasury Reserve Money Market Fund and Short-Term Treasury Income Fund). Commercial paper includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by both domestic and foreign bank holding companies, corporations and financial institutions and United States Government agencies and instrumentalities. All commercial paper purchased by the Funds is, at the time of investment, rated in one of the top two rating categories of at least one NRSRO, or, if not rated is, in the opinion of [ADVISOR'S NAME] or [ADVISOR'S NAME], of an investment quality comparable to rated commercial paper in which the Funds may invest, or, with respect to the Cash Reserve Money Market Fund, (i) rated "P-1" by Moody's Investors Service, Inc. ("Moody's") and "A-1" or better by Standard & Poor's Corporation ("S&P") or in a comparable rating category by any two NRSROs that have rated the commercial paper or (ii) rated in a comparable category by only one such organization if it is the only organization that has rated the commercial paper (and provided the purchase is approved or ratified by the Board of Trustees).

        Corporate Debt Securities (All Funds, except U.S. Treasury Reserve Money Market Fund and Short-Term Treasury Income Fund). These Funds may purchase corporate debt securities, subject to the rating and quality requirements specified with respect to each Fund. The Funds may invest in both rated commercial paper and rated corporate debt obligations of foreign issuers that meet the same quality criteria applicable to investments by the Funds in commercial paper and corporate debt obligations of domestic issuers. These investments, therefore, are not expected to involve significant additional risks as compared to the risks of investing in comparable domestic securities. Generally, all foreign investments carry with them both opportunities and risks not applicable to investments in securities of domestic issuers, such as risks of foreign political and economic instability, adverse movements in foreign exchange rates, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital, changes in foreign governmental attitudes toward private investment (possibly leading to nationalization, increased taxation or confiscation of foreign assets) and added difficulties inherent in obtaining and enforcing a judgment against a foreign issuer of securities should it default.

        Mortgage-Related Securities (All Funds, except U.S. Treasury Reserve Money Market Fund and Short-Term Treasury Income Fund). These Funds are permitted to invest in mortgage-related securities subject to the rating and quality requirements specified with respect to each such Fund. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect, "passing through" monthly payments made by the individual borrowers on the mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of mortgage-related securities generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. In recognition of this prepayment risk to investors, the Public Securities Association (the "PSA") has standardized the method of measuring the rate of mortgage loan principal prepayments. The PSA formula, the Constant Prepayment Rate or other similar models that are standard in the industry will be used by the Funds in calculating maturity for purposes of investment in mortgage-related securities. The inverse relation between interest rates and value of fixed income securities will be more pronounced with respect to investments by the Fund in mortgage-related securities, the value of which may be more sensitive to interest rate changes.

        Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by GNMA or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported in various forms of insurance or guarantees issued by governmental entities.

        Collateralized Mortgage Obligations ("CMOs") are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, semi-annually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. CMOs are structured in multiple classes, with each class bearing a different stated maturity or interest rate. The inverse relation between interest rates and value of fixed income securities will be more pronounced with respect to investments by the Fund in mortgage-related securities, the value of which may be more sensitive to interest rate changes.

        Asset-Backed Securities (Cash Reserve Money Market Fund, Intermediate Bond Income Fund and Bond Income Fund). These Funds are permitted to invest in asset-backed securities, subject to the rating and quality requirements specified with respect to each such Fund. Through the use of trusts and special purpose subsidiaries, various types of assets, primarily home equity loans and automobile and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above. Consistent with the Funds' investment objectives, policies and quality standards, a Fund may invest in these and other types of asset-backed securities which may be developed in the future.

        Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities do not usually contain the benefit of a complete security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities. The risks associated with asset-backed securities are often reduced by the addition of credit enhancements such as a letter of credit from a bank, excess collateral or a third-party guarantee.

        Municipal Commercial Paper (Intermediate Bond Income Fund, Bond Income
Fund). Municipal commercial paper is a debt obligation with a stated maturity of one year or less which is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. Investments in municipal commercial paper are limited to commercial paper which is rated at the date of purchase: (i) "P-1" by Moody's and "A-1" or "A-1+" by S&P "P-2" (Prime-2) or better by Moody's and "A-2" or better by S&P or (ii) in a comparable rating category by any two of the NRSROs that have rated commercial paper or (iii) in a comparable rating category by only one such organization if it is the only organization that has rated the commercial paper or (iv) if not rated, is, in the opinion of [ADVISOR'S NAME], of comparable investment quality and within the credit quality policies and guidelines established by the Board of Trustees.

        Issuers of municipal commercial paper rated "P-1" have a "superior capacity for repayment of short-term promissory obligations". The "A-1" rating for commercial paper under the S&P classification indicates that the "degree of safety regarding timely payment is either overwhelming or very strong." Commercial paper with "overwhelming safety characteristics" will be rated "A-1+". Commercial paper receiving a "P-2" rating has a strong capacity for repayment of short-term promissory obligations. Commercial paper rated "A-2" has the capacity for timely payment although the relative degree of safety is not as overwhelming as for issues designated "A-1". See the Appendix for a more complete description of securities ratings.

        Municipal Notes (Intermediate Bond Income Fund, Bond Income Fund). Municipal notes are generally sold as interim financing in anticipation of the collection of taxes, a bond sale or receipt of other revenue. Municipal notes generally have maturities at the time of issuance of one year or less. Investments in municipal notes are limited to notes which are rated at the date of purchase: (i) MIG 1 or MIG 2 by Moody's and in a comparable rating category by at least one other nationally recognized statistical rating organization that has rated the notes, or (ii) in a comparable rating category by only one such organization, including Moody's, if it is the only organization that has rated the notes, or (iii) if not rated, are, in the opinion of [ADVISOR'S NAME], of comparable investment quality and within the credit quality policies and guidelines established by the Board of Trustees.

        Notes rated "MIG 1" are judged to be of the "best quality" and carry the smallest amount of investment risk. Notes rated "MIG 2" are judged to be of "high quality, with margins of protection ample although not as large as in the preceding group."

        Municipal Bonds (Intermediate Bond Income Fund, Bond Income Fund). Municipal bonds generally have a maturity at the time of issuance of more than one year. Municipal bonds may be issued to raise money for various public purposes -- such as constructing public facilities and making loans to public institutions. There are generally two types of municipal bonds: general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of municipal bond. Revenue bonds are backed by the revenues of a project or facility -- tolls from a toll road, for example. Certain types of municipal bonds are issued to obtain funding for privately operated facilities. Industrial development revenue bonds (which are private activity bonds) are a specific type of revenue bond backed by the credit and security of a private user, and therefore investments in these bonds have more potential risk. Investments in municipal bonds are limited to bonds which are rated at the time of purchase "A" or better by a NRSRO. Municipal bonds generally have a maturity at the time of issuance of more than one year.

        Common Stocks (Stock Appreciation Fund, Aggressive Stock Appreciation Fund, Value Stock Appreciation Fund and International Equity Fund). Common stock represents the residual ownership interest in the issuer after all of its obligations and preferred stocks are satisfied. Common stock fluctuates in price in response to many factors, including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market volatility.

        Preferred Stocks (Intermediate Bond Income Fund, Bond Income Fund, Stock Appreciation Fund, Aggressive Stock Appreciation Fund, Value Stock Appreciation Fund and International Equity Fund). Preferred stock has a preference over common stock in liquidation and generally in dividends as well, but is subordinated to the liabilities of the issuer in all respects.
Preferred stock may or may not be convertible into common stock. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

        American Depository Receipts (Intermediate Bond Income Fund, Bond Income Fund, Stock Appreciation Fund, Aggressive Stock Appreciation Fund, Value Stock Appreciation Fund, and International Equity Fund). American Depository Receipts are U.S. dollar-denominated receipts generally issued by domestic banks, which evidence the deposit with the bank of the common stock of a foreign issuer and which are publicly traded on exchanges or over-the-counter in the United States.

        These Funds may each invest in both sponsored and unsponsored ADR programs. There are certain risks associated with investments in unsponsored ADR programs. Because the non-U.S. company does not actively participate in the creation of the ADR program, the underlying agreement for service and payment will be between the depository and the shareholder. The Company issuing the stock underlying the ADR pays nothing to establish the unsponsored facility, as fees for ADR issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody and dividend payment.

        In an unsponsored ADR program, there also may be several depositories with no defined legal obligations to the non-U.S. company. The duplicate depositories may lead to marketplace confusion because there would be no central source of information to buyers, sellers and intermediaries. The efficiency of centralization gained in a sponsored program can greatly reduce the delays in delivery of dividends and annual reports. In addition, with respect to all ADRs there is always the risk of loss due to currency fluctuations.

        Investments in ADRs involve certain risks not typically involved in purely domestic investments, including future foreign political and economic developments, and the possible imposition of foreign governmental laws or restrictions applicable to such investments. Securities of foreign issuers through ADRs are subject to different economic, financial, political and social factors. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. With respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect the value of the particular ADR. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of U.S. companies. The International Equity Fund may also invest in European Depository Receipts, which are receipts issued by a European financial institution evidencing an arrangement similar to ADRs, and in other similar instruments representing securities of foreign companies.

        Investment in Foreign Securities (Intermediate Bond Income Fund, Bond Income Fund, Stock Appreciation Fund, Aggressive Stock Appreciation Fund, Value Stock Appreciation Fund and International Equity Fund). These Funds may each invest in securities of foreign governmental and private issuers that are generally denominated in and pay interest in U.S. dollars. Investments in foreign securities involve certain considerations that are not typically associated with investing in domestic securities. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers. In addition, with respect to certain foreign countries, interest may be withheld at the source under foreign income tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in securities of issuers located in those countries.

        Convertible and Exchangeable Securities (Intermediate Bond Income Fund, Bond Income Fund, Stock Appreciation Fund, Aggressive Stock Appreciation Fund, Value Stock Appreciation Fund and International Equity Fund). These Funds are permitted to invest in convertible and exchangeable securities, subject to the rating and quality requirements specified with respect to each such Fund. Convertible securities generally offer fixed interest or dividend yields and may be converted either at a stated price or stated rate for common or preferred stock. Exchangeable securities may be exchanged on specified terms for common or preferred stock. Although to a lesser extent than with fixed income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible or exchangeable securities tends to vary with fluctuations in the market value of the underlying common or preferred stock. Debt securities that are convertible into or exchangeable for preferred or common stock are liabilities of the issuer but are generally subordinated to senior debt of the issuer.

        Domestic and Foreign Bank Obligations (All Funds, except U.S. Treasury Reserve Money Market Fund and Short-Term Treasury Income Fund). These obligations include but are not restricted to certificates of deposit, commercial paper, Yankee certificates of deposit, bankers' acceptances, Eurodollar certificates of deposit and time deposits, promissory notes and medium term deposit notes. The Funds will not invest in any obligations of their affiliates, as defined under the 1940 Act.

        Each Fund limits its investment in United States bank obligations to obligations of United States banks (including foreign branches). Each Fund limits its investment in foreign bank obligations to United States dollar-denominated obligations of foreign banks (including United States branches of foreign banks) which in the opinion of [ADVISOR'S NAME] or [ADVISOR'S NAME], are of an investment quality comparable to obligations of United States banks which may be purchased by the Funds. There is no limitation on the amount of the Funds' assets which may be invested in obligations of foreign banks which meet the conditions set forth herein.

        Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Investments in fixed time deposits subject to withdrawal penalties maturing from two days through seven days may not exceed 15% of the value of the total assets of the Non-Money Market Funds and 10% of the value of the total assets of the Money Market Funds.

        Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to Untied States banks. In that connection, foreign banks are not subject to examination by any United States Government agency or instrumentality.

        Investments in Eurodollar and Yankeedollar obligations involve additional risks. Most notably, there generally is less publicly available information about foreign companies; there may be less governmental regulation and supervision; they may use different accounting and financial standards; and the adoption of foreign governmental restrictions may adversely affect the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.

        Zero Coupon Securities (All Funds). The Funds may invest in zero coupon securities. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are more sensitive to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.

        Variable rate demand obligations (All Funds, except U.S. Treasury Reserve Money Market Fund and Short-Term Treasury Income Fund). Variable rate demand obligations have a maturity of 397 days or less with respect to the Money Market Funds or five to twenty years with respect to the Non-Money Market Funds, but carry with them the right of the holder to put the securities to a remarketing agent or other entity on short notice, typically seven days or less. Generally, the remarketing agent will adjust the interest rate every seven days (or at other intervals corresponding to the notice period for the put), in order to maintain the interest rate at the prevailing rate for securities with a seven-day maturity. The remarketing agent is typically a financial intermediary that has agreed to perform these services. Variable rate master demand obligations permit a Fund to invest fluctuating amounts at varying rates of interest pursuant to direct arrangements between the Funds, as lender, and the borrower. Because the obligations are direct lending arrangements between the Funds and the borrower, they will not generally be traded, and there is no secondary market for them, although they are redeemable (and thus immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. The borrower also may prepay up to the full amount of the obligation without penalty. While master demand obligations, as such, are not typically rated by credit rating agencies, if not so rated, a Fund may, under its minimum rating standards, invest in them only if, in the opinion of [ADVISOR'S NAME] or [ADVISOR'S NAME], they are of an investment quality comparable to other debt obligations in which the Funds may invest and are within the credit quality policies, guidelines and procedures established by the Board of Trustees. See the SAI for further details on variable rate demand obligations and variable rate master demand obligations.

        Other Mutual Funds (All Funds). Each Fund may invest in shares of other open-end, management investment companies, subject to the limitations of the 1940 Act and subject to such investments being consistent with the overall objective and policies of the Fund making such investment, provided that any such purchases will be limited to short-term investments in shares of unaffiliated investment companies. The purchase of securities of other mutual funds results in duplication of expenses such that investors indirectly bear a proportionate share of the expenses of such mutual funds including operating costs, and investment advisory and administrative fees.

        Options on Securities (All Funds, except U.S. Treasury Reserve Money Market Fund and Cash Reserve Money Market Fund). The Funds may purchase put and call options and write covered put and call options on securities in which each Fund may invest directly and that are traded on registered domestic securities exchanges or that result from separate, privately negotiated transactions (i.e., over-the-counter (OTC) options). The writer of a call option, who receives a premium, has the obligation, upon exercise, to deliver the underlying security against payment of the exercise price during the option period. The writer of a put, who receives a premium, has the obligation to buy the underlying security, upon exercise, at the exercise price during the option period.

        The Funds may write put and call options on securities only if they are covered, and such options must remain covered as long as the Fund is obligated as a writer. A call option is covered if a Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if the underlying security is held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A put option is covered if a Fund maintains cash, U.S. Treasury bills or other high grade short-term obligations with a value equal to the exercise price in a segregated account with its custodian.

        The principal reason for writing put and call options is to attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying securities alone. In return for the premium received for a call option, the Funds forego the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retain the risk of loss should the price of the security decline. In return for the premium received for a put option, the Funds assume the risk that the price of the underlying security will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss. The Funds may purchase put options in an effort to protect the value of a security it owns against a possible decline in market value.

        Writing of options involves the risk that there will be no market in which to effect a closing transaction. An exchange-traded option may be closed out only on an exchange that provides a secondary market for an option of the same series. OTC options are not generally terminable at the option of the writer and may be closed out only by negotiation with the holder. There is also no assurance that a liquid secondary market on an exchange will exist. In addition, because OTC options are issued in privately negotiated transactions exempt from registration under the

Securities Act of 1933, there is no assurance that the Funds will succeed in negotiating a closing out of a particular OTC option at any particular time. If a Fund, as covered call option writer, is unable to effect a closing purchase transaction in the secondary market or otherwise, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

        The staff of the SEC has taken the position that purchased options not traded on registered domestic securities exchanges and the assets used as cover for written options not traded on such exchanges are generally illiquid securities. However, the staff has also opined that, to the extent a mutual fund sells an OTC option to a primary dealer that it considers creditworthy and contracts with such primary dealer to establish a formula price at which the fund would have the absolute right to repurchase the option, the fund would only be required to treat as illiquid the portion of the assets used to cover such option equal to the formula price minus the amount by which the option is in-the-money. Pending resolution of the issue, the Funds will treat such options and, except to the extent permitted through the procedure described in the preceding sentence, assets as subject to each such Fund's limitation on investments in securities that are not readily marketable.

        Futures, Related Options and Options on Stock Indices (Stock Appreciation Fund, Aggressive Stock Appreciation Fund, Value Stock Appreciation Fund and International Equity Fund). Each Fund may attempt to reduce the risk of investment in equity securities by hedging a portion of its portfolio through the use of certain futures transactions, options on futures traded on a board of trade and options on stock indices traded on national securities exchanges. In addition, each Fund may hedge a portion of its portfolio by purchasing such instruments during a market advance or when [ADVISOR'S NAME] anticipates an advance. In attempting to hedge a portfolio, a Fund may enter into contracts for the future delivery of securities and futures contracts based on a specific security, class of securities or an index, purchase or sell options on any such futures contracts, and engage in related closing transactions. Each Fund will use these instruments primarily as a hedge against changes resulting from market conditions in the values of securities held in its portfolio or which it intends to purchase.

        A stock index assigns relative weighing to the common stocks in the index, and the index generally fluctuates with changes in the market values of these stocks. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. Each Fund will sell stock index futures only if the amount resulting from the multiplication of the then current level of the indices upon which such futures contracts are based, and the number of futures contracts which would be outstanding, do not exceed one-third of the value of the Fund's net assets.

        When a futures contract is executed, each party deposits with a broker or in a segregated custodial account up to 5% of the contract amount, called the "initial margin," and during the term of the contract, the amount of the deposit is adjusted based on the current value of the futures contract by payments of variation margin to or from the broker or segregated account.

        In the case of options on stock index futures, the holder of the option pays a premium and receives the right, upon exercise of the option at a specified price during the option period, to assume the option writer's position in a stock index futures contract. If the option is exercised by the holder before the last trading day during the option period, the option writer delivers the futures position, as well as any balance in the writer's futures margin account. If it is exercised on the last trading day, the option writer delivers to the option holder cash in an amount equal to the difference between the option exercise price and the closing level of the relevant index on the date the option expires. In the case of options on stock indexes, the holder of the option pays a premium and receives the right, upon exercise of the option at a specified price during the option period, to receive cash equal to the dollar amount of the difference between the closing price of the relevant index and the option exercise price times a specified multiple, called the "multiplier."

        During a market decline or when [ADVISOR'S NAME] anticipates a decline, each Fund may hedge a portion of its portfolio by selling futures contracts or purchasing puts on such contracts or on a stock index in order to limit exposure to the decline. This provides an alternative to liquidation of securities positions and the corresponding costs of such liquidation. Conversely, during a market advance or when [ADVISOR'S NAME] anticipates an advance, each Fund may hedge a portion of its portfolio by purchasing futures, options on these futures or options on stock indices. This affords a hedge against a Fund not participating in a market advance at a time when it is not fully invested and serves as a temporary substitute for the purchase of individual securities which may later be purchased in a more advantageous manner. Each Fund will sell options on futures and on stock indices only to close out existing positions.

        Interest Rate Futures Contracts (All Funds, except U.S. Treasury Reserve Money Market Fund). These Funds may, to a limited extent, enter into interest rate futures contracts--i.e., contracts for the future delivery of securities or index-based futures contracts--that are, in the opinion of [ADVISOR'S NAME], sufficiently correlated with the Fund's portfolio. These investments will be made primarily in an attempt to protect a Fund against the effects of adverse changes in interest rates (i.e., "hedging"). When interest rates are increasing and portfolio values are falling, the sale of futures contracts can offset a decline in the value of a Fund's current portfolio securities. The Funds will engage in such transactions primarily for bona fide hedging purposes.

        Options on Interest Rate Futures Contracts (All Funds, except U.S. Treasury Reserve Money Market Fund). These Funds may purchase put and call options on interest rate futures contracts, which give a Fund the right to sell or purchase the underlying futures contract for a specified price upon exercise of the option at any time during the option period. Each Fund may also write
(sell) put and call options on such futures contracts. For options on interest rate futures that a Fund writes, such Fund will receive a premium in return for granting to the buyer the right to sell to the Fund or to buy from the Fund the underlying futures contract for a specified price at any time during the option period. As with futures contracts, each Fund will purchase or sell options on interest rate futures contracts primarily for bona fide hedging purposes.

        Foreign Exchange Contracts (International Equity Fund). Changes in foreign currency exchange rates will affect the U.S. dollar values of securities denominated in currencies other than the U.S. dollar. The rate of exchange between the U.S. dollar and other currencies fluctuates in response to forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government invention, speculation and other factors.
When investing in foreign securities, the Portfolio usually effects currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. The Portfolio incurs foreign exchange expenses in converting assets from one currency to another.

The Portfolio may enter into foreign currency forward contracts or currency futures or options contracts for the purchase or sale of foreign currency to "lock in" the U.S. dollar price of the securities denominated in a foreign currency or the U.S. dollar value of interest and dividends to be paid on such securities, or to hedge against the possibility that the currency of a foreign country in which the Portfolio has investments may suffer a decline against the U.S. dollar. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time for the contract. This method of attempting to hedge the value of the Portfolio's portfolio securities again a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. Although the strategy of engaging in foreign currency transactions could reduce the risk of loss due to a decline in the value of the hedged currency, it could also limit the potential gain from an increase in the value of the currency. The Portfolio does not intend to maintain a net exposure to such contracts where the fulfillment of the Portfolio's obligations under such contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's portfolio securities or other assets denominated in the currency. The Portfolio will not enter into these contracts for speculative purposes and will not enter into non-hedging currency contracts. These contracts involve a risk of loss if [SUBADVISOR'S NAME] fails to predict currency values correctly. The Portfolio has no present intention to enter into currency futures or options contracts buy may do so in the future.

        Risks of Options and Futures Contracts. One risk involved in the purchase and sale of futures and options is that a Fund may not be able to effect closing transactions at a time when it wishes to do so. Positions in futures contracts and options on futures contracts may be closed out only on an exchange or board of trade that provides an active market for them, and there can be no assurance that a liquid market will exist for the contract or the option at any particular time. To mitigate this risk, each Fund will ordinarily purchase and write options only if a secondary market for the options exists on a national securities exchange or in the over-the-counter market. Another risk is that during the option period, if a Fund has written a covered call option, it will have given up the opportunity to profit from a price increase in the underlying securities above the exercise price in return for the premium on the option (although the premium can be used to offset any losses or add to a Fund's income) but, as long as its obligation as a writer continues, such Fund will have retained the risk of loss should the price of the underlying security decline. Investors should note that because of the volatility of the market value of the underlying security, the loss from investing in futures transactions is potentially unlimited. In addition, a Fund has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once a Fund has received an exercise notice, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price.

        The Funds' successful use of stock index futures contracts, options on such contracts and options on indices depends upon the ability of [ADVISOR'S NAME] to predict the direction of the market and is subject to various additional risks. The correlation between movements in the price of the futures contract and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases in the case of stock index futures as the composition of the Funds' portfolios diverge from the composition of the relevant index. Such imperfect correlation may prevent the Funds from achieving the intended hedge or may expose the Funds to risk of loss. In addition, if the Funds purchase futures to hedge against market advances before they can invest in common stock in an advantageous manner and the market declines, the Funds might create a loss on the futures contract. Particularly in the case of options on stock index futures and on stock indices, the Funds' ability to establish and maintain positions will depend on market liquidity. The successful utilization of options and futures transactions requires skills different from those needed in the selection of the Funds' portfolio securities. The Funds believe that [ADVISOR'S NAME] possesses the skills necessary for the successful utilization of such transactions.

        The Funds are permitted to engage in bona fide hedging transactions (as defined in the rules and regulations of the Commodity Futures Trading Commission) without any quantitative limitations. Futures and related option transactions which are not for bona fide hedging purposes may be used provided the total amount of the initial margin and any option premiums attributable to such positions does not exceed 5% of each Fund's liquidating value after taking into account unrealized profits and unrealized losses, and excluding any in-the-money option premiums paid. The Funds will not market, and are not marketing, themselves as commodity pools or otherwise as vehicles for trading in futures and related options. The Funds will segregate liquid assets such as cash, U.S. Government securities or other liquid high grade debt obligations to cover the futures and options.

        "When Issued" and "Forward Commitment" Transactions (All Funds). The Funds may purchase securities on a when issued and delayed delivery basis and may purchase or sell securities on a forward commitment basis. When issued or delayed delivery transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. A forward commitment transaction is an agreement by a Fund to purchase or sell securities at a specified future date. When a Fund engages in these transactions, the Fund relies on the buyer or seller, as the case may be, to consummate the sale. Failure to do so may result in the Fund missing the opportunity to obtain a price or yield considered to be advantageous. When issued and delayed delivery transactions and forward commitment transactions may be expected to occur a month or more before delivery is due. However, no payment or delivery is made by a Fund until it receives payment or delivery from the other party to the transaction. A separate account containing only liquid assets such as cash, U.S. Government securities, or other liquid high grade debt obligations equal to the value of purchase commitments will be maintained until payment is made. Such securities have the effect of leverage on the Funds and may contribute to volatility of a Fund's net asset value. For further information, see the SAI.

        Loans of Portfolio Securities (All Funds). To increase current income, each Fund may lend its portfolio securities in an amount up to 33 1/3% of each such Fund's total assets to brokers, dealers and financial institutions, provided certain conditions are met, including the condition that each loan is secured continuously by collateral maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned. These transactions involve a loan by the applicable Fund and are subject to the same risks as repurchase agreements. For further information, see the SAI.

        Repurchase Agreements (All Funds, except the Short-Term Treasury Income
Fund). The Funds may enter into repurchase agreements with any bank and broker-dealer which, in the opinion of the Trustees, presents a minimum risk of bankruptcy. Under a repurchase agreement a Fund acquires securities and obtains a simultaneous commitment from the seller to repurchase the securities at a specified time and at an agreed upon yield. The agreements will be fully collateralized and the value of the collateral, including accrued interest, marked-to-market daily. The agreements may be considered to be loans made by the purchaser, collateralized by the underlying securities. If the seller should default on its obligation to repurchase the securities, a Fund may experience a loss of income from the loaned securities and a decrease in the value of any collateral, problems in exercising its rights to the underlying securities and costs and time delays in connection with the disposition of securities. No Money Market Fund may invest more than 10% and no Non-Money Market Fund may invest more than 15% of its net assets in repurchase agreements maturing in more than seven business days and in securities for which market quotations are not readily available. For more information about repurchase agreements, see "Investment Policies" in the SAI.

        Reverse Repurchase Agreements (All Funds).

        The Funds may also enter into reverse repurchase agreements to avoid selling securities during unfavorable market conditions to meet redemptions. Pursuant to a reverse repurchase agreement, a Fund will sell portfolio securities and agree to repurchase them from the buyer at a particular date and price. Whenever a Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets in an amount at least equal to the repurchase price marked to market daily (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

        Portfolio Turnover. The Funds generally will not engage in the trading of securities for the purpose of realizing short-term profits, but each Fund will adjust its portfolio as it deems advisable in view of prevailing or anticipated market conditions or fluctuations in interest rates to accomplish its respective investment objective. For example, each Fund may sell portfolio securities in anticipation of an adverse market movement. Other than for tax purposes, frequency of portfolio turnover will not be a limiting factor if a Fund considers it advantageous to purchase or sell securities. The Funds do not anticipate that the respective annual portfolio turnover rates will exceed the following: Short-Term Treasury Income Fund, 400%; Intermediate Income Fund, 500%; Bond Income Fund, 500%; Stock Appreciation Fund, 85%; Aggressive Stock Appreciation Fund, 85%; Value Stock Appreciation Fund, 85% and International Equity Fund, 100%. A high rate of portfolio turnover involves correspondingly greater transaction expenses than a lower rate, which expenses must be borne by each Fund and its shareholders. High portfolio turnover rates may also make it more difficult for the Funds to satisfy the requirement for qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), that less than 30% of each Funds' gross income in any tax year be derived from gains on the sale of securities held for less than less than three months.

                            INVESTMENT RESTRICTIONS
                        (ALL FUNDS, EXCEPT AS INDICATED)


        (1) No Fund may invest more than 15% (10% with respect to the Money Market Funds) of the aggregate value of its net assets in investments which are illiquid, or not readily marketable (including repurchase agreements having maturities of more than seven calendar days, time deposits having maturities of more than seven calendar days, and securities of foreign issuers that are not listed on a recognized domestic or foreign securities exchange).

        (2) No Fund may borrow money or pledge or mortgage its assets, except that a Fund may borrow from banks up to 10% of the current value of its total net assets for temporary or emergency purposes and those borrowings may be secured by the pledge of not more than 15% of the current value of that Fund's total net assets (but investments may not be purchased by a Fund while any such borrowings exist).

        (3) No Fund may make loans, except loans of portfolio securities and except that a Fund may enter into repurchase agreements with respect to its portfolio securities and may purchase the types of debt instruments described in this Prospectus.

        The foregoing investment restrictions and those described in the SAI as fundamental are policies of each Fund which may be changed only when permitted by law and approved by the holders of a majority of the applicable Fund's outstanding voting securities as described under "Other Information--Voting."

        In addition, each Fund is a diversified fund. As such, each will not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer (except for U.S. Government securities), provided that the International Equity Fund will invest 100% of its assets in the Portfolio, or purchase more than 10% of the outstanding voting securities of any such issuer. The Money Market Funds are subject to further diversification requirements with respect to 100% of their assets. Also, each Fund will invest less than 25% of its total assets in the securities of any one industry, excluding the Cash Reserve Money Market Fund which may invest more than 25% of its total assets in instruments issued by the banking industry. For this purpose, U.S. Government securities (and repurchase agreements related thereto) are not considered securities of a single industry.

        If a percentage restriction on investment policies or the investment or use of assets set forth in this Prospectus are adhered to at the time a transaction is effected, later changes in percentage resulting from changing asset values will not be considered a violation.


                        RISKS OF INVESTING IN THE FUNDS


CERTAIN RISK CONSIDERATIONS

        The Money Market Funds attempt to maintain a constant net asset value of $1.00 per share, although there can be no assurance that the Money Market Funds will always be able to do so. The Money Market Funds may not achieve as high a level of current income as other funds that do not limit their investment to the high quality securities in which the Money Market Funds invest.

        The price per share of each of the other Funds will fluctuate with changes in value of the investments held by the Fund. For example, the value of a bond Fund's shares will generally fluctuate inversely with the movements in interest rates and a stock Fund's shares will generally fluctuate as a result of numerous factors, including but not limited to investors' expectations about the economy and corporate earnings and interest rates. Shareholders of a Fund should expect the value of their shares to fluctuate with changes in the value of the securities owned by that Fund. Additionally, a Fund's investment in smaller companies may involve greater risks than investments in large companies due to such factors as limited product lines, markets and financial or managerial resources, and less frequently traded securities that may be subject to more abrupt price movements than securities of larger companies.

        There is, of course, no assurance that a Fund will achieve its investment objective or be successful in preventing or minimizing the risk of loss that is inherent in investing in particular types of investment products. In order to attempt to minimize that risk, [ADVISOR'S NAME] and [ADVISOR'S NAME] monitor developments in the economy, the securities markets, and with each particular issuer. Also, as noted earlier, each diversified Fund is managed within certain limitations that restrict the amount of a Fund's investment in any single issuer.

        Foreign Securities (All Funds, except the U.S. Treasury Reserve Money Market Fund and Short-Term Treasury Income Fund). Investing in the securities of issuers in any foreign country, including ADRs, involves special risks and considerations not typically associated with investing in U.S. companies.
These include differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political instability which could affect U.S. investments in foreign countries. Additionally, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements and transaction costs of foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar and, with respect to the Money Market Fund, may affect the ability to maintain net asset value. A Fund's objectives may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Through a Fund's flexible policies, management endeavors to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where, from time to time, it places a Fund's investments. See the SAI for further information about foreign securities.

        Small Capitalization Stocks (Stock Appreciation Fund, Aggressive Stock Appreciation Fund, Value Stock Appreciation Fund). Small capitalization stocks are more volatile than larger capitalization stocks. The Fund may invest in relatively new or unseasoned companies, which are in their early stages of development, or small companies positioned in new and emerging industries. Securities of small and unseasoned companies present greater risks than securities of larger, more established companies. The companies in which the Fund may invest may have relatively small revenues and limited product lines, and may have a small share of the market for their products or services. Small companies may lack depth of management. They may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms. They may be developing or marketing new products or services for which markets are not yet established and may never become established. Due to these and other factors, small companies may incur significant losses, and investments in such companies are therefore speculative.

CERTAIN RISKS OF INVESTING IN THE INTERNATIONAL EQUITY FUND

        The International Equity Fund's investment in the Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if the Portfolio had a large investor other than the International Equity Fund that redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the International Equity Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

        The International Equity Fund may withdraw it s entire investment from the Portfolio at any time, if the Board determines that it is in the best interests of the International Equity Fund and its shareholders to do so. The International Equity Fund might withdraw, for example, if there were other investors in the Portfolio with power to, and who did by a vote of the shareholders of all investors (including the International Equity
Fund), change the investment objective or policies of the Portfolio in a manner not acceptable to the Board. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. That distribution could result in a less diversified portfolio of investments for the International Equity Fund and could affect adversely the liquidity of the International Equity Fund's portfolio. If the International Equity Fund decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If the International Equity Fund withdrew its investment from the Portfolio, the Board would consider what action might be taken, including the management of the International Equity Fund's assets in accordance with its investment objective and policies by the Adviser and [SUBADVISER'S NAME], the International Equity Fund's investment adviser and subadviser, respectively, or the investment of all of the International Equity Fund's investable assets in another pooled investment entity having substantially the same investment objective as the International Equity Fund. The inability of the International Equity Fund to find a suitable replacement investment, in the event the Board decided not to permit the Adviser and [SUBADVISER'S NAME] to manage the International Equity Fund's assets, could have a significant impact on shareholders of the International Equity Fund.

        [Each investor in the Portfolio, including the International Equity Fund, will be liable for all obligations of the Portfolio, but not any other portfolio of __________.] The risk to an investor in the Portfolio of incurring financial loss on account of such liability, however, would be limited to circumstances in which the Portfolio was unable to meet its obligations. Upon liquidation of the Portfolio, investors would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.


                            MANAGEMENT OF THE FUNDS


        The business and affairs of each Fund are managed under the direction of the Board of Trustees. Information about the Trustees, as well as the Trust's executive officers, may be found in the SAI under the heading "Management--Trustees and Officers."

THE ADVISORS:    [ADVISOR'S NAME]

                 [ADVISOR'S NAME] ("__________") has provided investment advisory services to the Funds since inception (except the Cash Reserve Money Market Fund) pursuant to an Advisory Agreement with the Trust (the "Advisory Agreement"). Subject to such policies as the Trust's Board of Trustees may determine, [ADVISOR'S NAME] makes investment decisions for the Funds. For the advisory services it provides to the Funds, [ADVISOR'S NAME] receives fees based on average daily net assets up to the following annualized rates: U.S. Treasury Reserve Money Market Fund, 0.15%; Short-Term Treasury Income Fund, 0.30%; Intermediate Bond Income Fund, 0.40%; Bond Income Fund, 0.40%; Stock Appreciation Fund, 0.65%; Aggressive Stock Appreciation Fund, 0.745%; and Value Stock Appreciation Fund, 0.65%. [ADVISOR'S NAME] does not receive advisory fees with respect to the International Equity Fund, as long as the Fund remains completely invested in the Portfolio or any other investment company.

                 Each of the portfolio managers listed below has significant experience in managing investment portfolios similar to the Funds. ___________, an_______________________of [ADVISOR'S
                 NAME], is responsible for the day-to-day management of the Short-Term Treasury Income Fund's portfolio. ___________ has been with [ADVISOR'S NAME] since_______ and was previously with ________________ from ____ to ____. Mr. __________, an
                 _____________ ___ of [ADVISOR'S NAME], is responsible for the day-to-day management of the portfolios of the Intermediate Income Fund and the Bond Income Fund. Mr. ______ has been with [ADVISOR'S NAME] since ____ and was previously with _____________ from ____ to ____ and _________________ from
                 ____ to ____.

                 Mr. _______, a  ________________ of [ADVISOR'S NAME], is
                 responsible for the day-to-day management of the portfolios of the Stock Appreciation Fund and the Aggressive Stock Appreciation Fund. Mr. ______ has been with [ADVISOR'S NAME] since ____. Mr. ___________, Vice President of [ADVISOR'S NAME], is responsible for the day-to-day management of the Value Stock Appreciation Fund's portfolio. Mr. _______ has been with [ADVISOR'S NAME] since ____.

                 [ADVISOR'S NAME], whose predecessor was formed in ____, is the ____________________ largest ___________ in____ __ and provides ________________ services to _______________.  It is a wholly-owned subsidiary of ____________. [ADVISOR'S NAME] acts as the investment advisor to a wide variety of trusts, individuals, institutions and corporations. Its investment management responsibilities, as of _________ 199_, included accounts with aggregate assets of approximately $_____ billion. The principal business address of [ADVISOR'S NAME] is _______________________.

                 [ADDITIONAL ADVISOR'S NAME AND DESCRIPTION]


                 [SUBADVISER'S NAME AND DESCRIPTION]


        The investment advisory fees payable to [SUBADVISOR'S NAME] by_________ Trust are 0.75% of the average annual daily net assets of the Portfolio. The investment advisory agreement for the International Equity Fund provides for an investment advisory fee payable to [ADVISOR'S NAME] by the Trust of 0.75% of the average annual daily net assets of the Fund in the event that the Fund is not completely invested in the Portfolio or another investment company. All investment advisory fees are accrued daily and paid monthly.

        [Based upon the advice of counsel, [ADVISOR'S NAME] believes that the performance of investment advisory services for the Funds will not violate the Glass-Steagall Act or other applicable banking laws or regulations. However, future statutory or regulatory changes, as well as future judicial or administrative decisions and interpretations of present and future statutes and regulations, could prevent [ADVISOR'S NAME] from continuing to perform such services for the Funds. If [ADVISOR'S NAME] were prohibited from acting as investment advisor to the Funds, it is expected that the Board of Trustees would recommend to shareholders approval of a new investment advisory agreement with another qualified investment advisor selected by the Board or that the Board would recommend other appropriate action.


THE SPONSOR AND DISTRIBUTOR

        [ADMINISTRATOR], [ADDRESS], acts as Sponsor of the Funds.
[ADMINISTRATOR] is primarily an institutional brokerage firm with membership on the New York, American, Boston, Midwest, Pacific and Philadelphia Stock Exchanges. [ADMINISTRATOR] also serves as administrator and distributor of other mutual funds. ________ Distributor Inc. ("___") is an affiliate of[ADMINISTRATOR] and was organized specifically to distribute the ________ Funds.

        In addition to sales charges paid to dealers, ___ may from time to time pay a bonus or other incentive to dealers which employ registered representatives who sell a minimum dollar amount of shares of the Funds. Such bonus or other incentive may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to places within or without the United States, or other bonuses, such as gift certificates or the cash equivalent of such bonuses.

        The Funds have adopted a Rule 12b-1 Distribution Plan and Agreement (the "Plan") pursuant to which each Fund may reimburse the Distributor on a monthly basis for costs and expenses of the Distribution in connection with the distribution and marketing of shares. These costs and expenses, which are subject to a maximum limit of 0.25% per annum of the average daily net assets of the Fund, include (i) advertising by radio, television, newspapers, magazines, brochures, sales literature, direct mail or any other form of advertising, (ii) expenses of employees or agents of the Distributor, including salary, commissions, travel and related expenses,
(iii) payments to broker-dealers and financial institutions for services in connection with the distribution of shares, including promotional incentives and fees calculated with reference to the average daily net asset value of shares held by shareholders who have a brokerage or other service relationship with the broker-dealer or other institution receiving such fees, (iv) costs of printing prospectuses, statements of additional information and other materials to be given or sent to prospective investors, (v) such other similar services as the Trustees determine to be reasonably calculated to result in the sale of shares of the Funds, (vi) costs of shareholder servicing which may be incurred by broker-dealers, banks or other financial institutions, and (vii) other direct and indirect distribution-related expenses, including the provision of services with respect to maintaining the assets of the Funds. Each Fund will pay all costs and expenses in connection with the preparation, printing and distribution of its Prospectus to current shareholders and the operation of its Plan, including related legal and accounting fees. No Fund will be liable for distribution expenditures made by the Distributor in any given year in excess of the maximum amount payable under the Plan for that Fund year.


ADMINISTRATIVE SERVICES

        The Funds have also entered into an Administrative Services Contract with [ADMINISTRATOR] pursuant to which [ADMINISTRATOR] provides certain management and administrative services necessary for the Funds' operations including: (i) general supervision of the operation of the Funds including coordination of the services performed by the Funds' Advisors, transfer agent, custodian, independent accountants and legal counsel, regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions, and preparation of proxy statements and shareholder reports for the Funds; (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Funds' Officers and Board of Trustees; and
(iii) furnishing office space and certain facilities required for conducting the business of the Funds. For these services, [ADMINISTRATOR] receives from each Fund a fee, payable monthly, at the annual rate of 0.15% of each Fund's average daily net assets. Pursuant to a Services Agreement between the Trust and the Administrator, [ADMINISTRATOR] assists the Trust with certain transfer and dividend disbursing agent functions and receives a fee of $15 per account per year plus out-of-pocket expenses. Pursuant to a Fund Accounting Agreement between the Trust and the Administrator, the Administrator assists the Trust in calculating net asset values and provides certain other accounting services for each Fund described therein, for an annual fee of $30,000 per Fund plus out-of-pocket expenses.

        For the International Equity Fund, in lieu of the fees set forth above, [ADMINISTRATOR] is paid 0.15% of assets for administrative services.


SERVICE ORGANIZATIONS

        Various banks, trust companies, broker-dealers (other than the Sponsor) or other financial organizations (collectively, "Service Organizations") also may provide administrative services for the Funds, such as maintaining shareholder accounts and records. The Funds may pay fees to Service Organizations (which vary depending upon the services provided) in amounts up to an annual rate of 0.05% (0.08% for the International Equity Fund) of the daily net asset value of the Funds' shares owned by shareholders with whom the Service Organization has a servicing relationship.

        Some Service Organizations may impose additional or different conditions on their clients, such as requiring their clients to invest more than a Fund's minimum initial or subsequent investments or charging a direct fee for servicing. If imposed, these fees would be in addition to any amounts which might be paid to the Service Organization by the Funds. Each Service Organization has agreed to transmit to its clients a schedule of any such fees. Shareholders using Service Organizations are urged to consult with them regarding any such fees or conditions.

        The Glass-Steagall Act and other applicable laws provide that, among other things, banks may not engage in the business of underwriting, selling or distributing securities. There is currently no precedent prohibiting banks from performing administrative and shareholder servicing functions as Service Organizations. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either Federal or state regulations relating to the permissible activities of banks and their subsidiaries or affiliates, could prevent a bank Service Organization from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders of the Funds and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.


OTHER EXPENSES

        Each Fund bears all costs of its operations other than expenses specifically assumed by [ADMINISTRATOR], [DISTRIBUTOR'S NAME], [ADVISOR'S NAME] or [ADVISOR'S NAME]. The costs borne by the Funds include legal and accounting expenses; Trustees' fees and expenses; insurance premiums; custodian and transfer agent fees and expenses; expenses incurred in acquiring or disposing of the Funds' portfolio securities; expenses of registering and qualifying the Funds' shares for sale with the SEC and with various state securities commissions; expenses of obtaining quotations on the Funds' portfolio securities and pricing of the Funds' shares; expenses of maintaining the Funds' legal existence and of shareholders' meetings; and expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses. Each Fund bears its own expenses associated with its establishment as a series of the Trust; these expenses are amortized over a five-year period from the commencement of a Fund's operations. See "Management" in the SAI. Trust expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among all of the Funds in the Trust in relation to the net assets of each Fund.

PORTFOLIO TRANSACTIONS

                 Pursuant to the applicable Advisory Agreement, [ADVISOR'S NAME] and [ADVISOR'S NAME] place orders for the purchase and sale of portfolio investments for the Funds' accounts with brokers or dealers selected by it in its discretion. In effecting purchases and sales of portfolio securities for the account of the Funds, [ADVISOR'S NAME] and [ADVISOR'S NAME] will seek the best available price and most favorable execution of the Funds' orders.
Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter. Purchases and sales of securities are generally placed by [ADVISOR'S NAME] with broker-dealers which, in [ADVISOR'S NAME]'s judgment, provide prompt and reliable execution at favorable security prices and reasonable commission rates. [ADVISOR'S NAME] may cause a Fund to pay commissions higher than another broker-dealer would have charged if [ADVISOR'S NAME] believes the commission paid is reasonable in relation to the value of the brokerage and research services received by [ADVISOR'S NAME]. Broker-dealers are selected on the basis of a variety of factors such as reputation, capital strength, size and difficulty of order, sale of Fund shares and research provided to [ADVISOR'S NAME] and [ADVISOR'S NAME]. Consistent with its policy of seeking best execution of portfolio transactions, the Fund may place orders to purchase or sell securities with affiliates. Affiliates will not, however, execute as principal, any transactions for or with the Fund. The Fund has adopted procedures under Rule 17e-1 of the Investment Company Act of 1940 governing brokerage transactions with affiliates.

                 For the Portfolio in which the International Equity Fund invests, [SUBADVISOR'S NAME] places orders for the purchase and sale of the Portfolio's assets with brokers and dealers its selects. [SUBADVISOR'S NAME] seeks "best execution" for all portfolio transactions, but the Portfolio may pay higher than the lowest available commission rates when [SUBADVISOR'S NAME] believes it is reasonable to do so in light of the value for the brokerage and research services provided by the broker effecting the transaction. Commission rates for brokerage transactions are fixed on many foreign securities exchanges, and this may cause higher brokerage expenses to the

Portfolio than would be the case for comparable transactions effected on United States securities exchanges. Subject to the Portfolio's policy of obtaining the best price consistent with the quality of execution of transactions, consistent with the quality of execution of transactions, [SUBADVISOR'S NAME] may employ _______________ and other broker-dealer affiliates of [SUBADVISOR'S NAME] or the Adviser to effect brokerage transactions for the Portfolio. The Portfolio's payment of commission for these affiliated brokers is subject to procedures adopted by_________Trust's board of trustees to provide that the commissions will not exceed the usual and customary broker's commissions charged by unaffiliated brokers. No specific portion of the Portfolio's brokerage will be directed to an affiliated broker and in no event will a broker affiliated with [SUBADVISOR'S NAME] or the Adviser receive brokerage transactions in recognition of research services provided to [SUBADVISOR'S NAME] or the Adviser.

        [SUBADVISOR'S NAME] anticipates that the annual portfolio turnover rate in the Portfolio will be less than 100%.


                              FUND SHARE VALUATION


        The net asset value per share of the Funds is calculated at 12:00 noon (Eastern time) for the Money Market Funds and at 4:15 p.m. (Eastern time) for each of the Non-Money Market Funds, Monday through Friday, on each day the New York Stock Exchange is open for trading, which excludes the following business holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day; and the following additional business holidays for the Money Market Funds: Martin Luther King's Birthday, Columbus Day and Veterans Day. The net asset value per share of each share class is computed by dividing the value of the net assets attributable to each class (i.e., the value of the assets less the liabilities) by the total number of such class's outstanding shares. All expenses, including fees paid to the Advisor, [ADMINISTRATOR] and [Distributor], are accrued daily and taken into account for the purpose of determining the net asset value. Expenses directly attributable to a Fund are charged to the Fund; other expenses are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund, or on another reasonable basis. Each share class within the Fund is charged with the direct expenses of that class and with a proportion of the general expenses of the Fund. These general expenses (e.g., investment advisory fees) are allocated among the classes of shares based on the relative value of their outstanding shares.

        Securities listed on an exchange are valued on the basis of the last sale prior to the time the valuation is made. If there has been no sale since the immediately previous valuation, then the current bid price is used. Quotations are taken from the exchange where the security is primarily traded. Portfolio securities which are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees. Over-the-counter securities are valued on the basis of the bid price at the close of business on each business day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Notwithstanding the above, bonds and other fixed-income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and asked prices of such currencies against U.S. dollars as last quoted by any major bank.

        Trading in securities on European, Far Eastern and other international securities exchanges and over-the-counter markets is normally completed well before the close of business of each Fund Business Day. In addition, trading in foreign securities generally or in a particular country or countries may not take place on all Fund Business Days. Trading does take place in various foreign markets, however, on days on which the International Equity Fund's net asset value is not calculated. Calculation of the net asset value per share of the International Equity Fund may not occur contemporaneously with the determination of the prices of the foreign securities used in the calculation. Events affecting the values of foreign securities that occur after the time their prices are determined and before the International Equity Fund's determination of net asset value will not be reflected in the International Equity Fund's calculation of net asset value unless the Adviser or [Subadvisor's Name] determines that the particular event would materially affect net asset value, in which case an adjustment will be made.

        All assets and liabilities of the International Equity Fund denominated in foreign currencies are converted into United States dollars at the mean of the bid and asked prices of such currencies against the United States dollar last quoted by a major bank prior to the time of conversion.

        The Money Market Funds use the amortized cost method to value their portfolio securities and seek to maintain a constant net asset value of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. See the SAI for a more complete description of the amortized cost method.


                      PRICING AND PURCHASE OF FUND SHARES


        Orders for the purchase of shares will be executed at the net asset value per share next determined after an order has been received.

        [The following purchase procedures do not apply to certain fund or trust accounts that are managed by [ADVISOR'S NAME]. The customer should consult his or her trust administrator for proper instructions.]

        All funds received are invested in full and fractional shares of the appropriate Fund. Certificates for shares are not issued.[ADMINISTRATOR] maintains records of each shareholder's holdings of Fund shares, and each shareholder receives a statement of transactions, holdings and dividends. The Funds reserve the right to reject any purchase.

        An investment may be made using any of the following methods:

        Through an Authorized Broker, Investment Advisor or Service Organization. Shares are available to new and existing shareholders through authorized brokers, investment advisors and Service Organizations. To make an investment using this method, simply complete a Purchase Application and contact your broker, investment advisor or Service Organization with instructions as to the amount you wish to invest. Your broker will then contact [DISTRIBUTOR'S NAME] to place the order on your behalf on that day.

        Orders received by your broker or Service Organization for the Non-Money Market Funds in proper order prior to the determination of net asset value and transmitted to [DISTRIBUTOR'S NAME] prior to the close of its business day (which is currently 5:00 p.m., Eastern time), will become effective that day. Orders for the Money Market Funds received prior to 12:00 noon will become effective that day. Brokers who receive orders are obligated to transmit them promptly. You should receive written confirmation of your order within a few days of receipt of instructions from your broker.

        By Wire. Investments may be made directly through the use of wire transfers of Federal funds. Contact your bank and request it to wire Federal funds to the applicable Fund. In most cases, your bank will either be a member of the Federal Reserve Banking System or have a relationship with a bank that is. Your bank may charge a fee for handling the transaction. To purchase shares by a Federal funds wire, please first contact [ADMINISTRATOR] Mutual Funds Client Services at (800) ________. They will establish a record of information for the wire to insure the correct processing of funds. You can reach the Wire Desk at (800) ________.

        Then, have your bank wire funds using the following instructions:

                            [Instructions]

                            ------------------------
                            ------------------------
                            ------------------------


        As long as you have read the Prospectus, you may establish a new regular account through the Wire Desk; IRAs may not be opened in this way.
When new accounts are established by wire, the distribution options will be set to reinvest and the social security or tax identification number ("TIN") will not be certified until a signed application is received. Completed applications should be forwarded immediately to [DISTRIBUTOR'S NAME]. With the Purchase Application, the shareholder can specify other distribution options and add any special features offered by a Fund. Should any dividend distributions or redemptions be paid before the TIN is certified, they will be subject to 31% Federal tax withholding.

        Institutional Accounts. Bank trust departments and other institutional accounts may place orders directly with [DISTRIBUTOR'S NAME] by telephone at
(800) _______.


                         MINIMUM PURCHASE REQUIREMENTS

        [The minimum initial investment in the Funds is $1,000 unless the investor is a purchaser who at the time of purchase, has a balance of $1,000 or more in any of the ________ Funds, is a purchaser through a trust investment manager or account manager or is administered by the Advisor, is an employee or an ex-employee of _________________ or is an employee of any of its affiliates, ___, [ADMINISTRATOR], or any other service provider, or is an employee of any trust customer of ____________ or any of its affiliates. Note that the minimum is $250 for an IRA, other than an IRA for which Fourth Financial Corporation or any of its affiliates acts as trustee or custodian. Any subsequent investments must be at least $50, including an IRA investment. All initial investments should be accompanied by a completed Purchase Application. A Purchase Application accompanies this Prospectus. Different minimums apply, and a separate application is required for IRA investments. The Funds reserve the right to reject purchase orders.


                         INDIVIDUAL RETIREMENT ACCOUNTS

        All Funds may be used as a funding medium for IRAs. Shares may also be purchased for IRAs established with __________________________ or any of its affiliates or other authorized custodians. Completion of a special application is required in order to create such an account, and the minimum initial investment for an IRA is $250. Contributions to IRAs are subject to prevailing amount limits set by the Internal Revenue Service. A $7.50 establishment fee and an annual $15 maintenance and custody fee is payable with respect to each IRA, and there will be a $12 termination fee when the account is closed. For more information and IRA information, call the Funds at (800) _______.


                            EXCHANGE OF FUND SHARES

        The Funds offer two convenient ways to exchange shares in one Fund for shares in another Fund in the Trust. Before engaging in an exchange transaction, a shareholder should read carefully the Prospectus describing the Fund into which the exchange will occur, which is available without charge and can be obtained by writing to the Fund at 237 Park Avenue, New York, New York 10017, or by calling (800) ________. A shareholder may not exchange shares of one

Fund for shares of another Fund if the new Fund is not qualified for sale in the state of the shareholder's residence. The minimum amount for an initial exchange is $500. No minimum is required in subsequent exchanges. The Trust may terminate or amend the terms of the exchange privilege at any time.

        A new account opened by exchange must be established with the same name(s), address and social security number as the existing account. All exchanges will be made based on the net asset value next determined following receipt of the request by a Fund in good order, plus any applicable sales charge. An exchange is taxable as a sale of a security on which a gain or loss may be recognized. Shareholders should receive written confirmation of the exchange within a few days of the completion of the transaction. Shareholders will receive at least 60 days' prior written notice of any modification or termination of the exchange privilege.

        Exchange by Mail. To exchange Fund shares by mail, simply send a letter of instruction to[ADMINISTRATOR]. The letter of instruction must include: (i) your account number; (ii) the Fund from and the Fund into which you wish to exchange your investment; (iii) the dollar or share amount you wish to exchange; and (iv) the signatures of all registered owners or authorized parties. All signatures must be guaranteed by an eligible guarantor institution including a member of a national securities exchange or by a commercial bank or trust company, broker-dealers, credit unions and savings associations.

        Exchange by Telephone. To exchange Fund shares by telephone or if you have any questions simply call the Funds at (800)_ __________ You should be prepared to give the telephone representative the following information: (i) your account number, social security or tax identification number and account registration; (ii) the name of the Fund from and the Fund into which you wish to transfer your investment; and (iii) the dollar or share amount you wish to exchange. The conversation may be recorded to protect you and the Funds. Telephone exchanges are available only if the shareholder so indicates by checking the "yes" box on the Purchase Application. See "Redemption of Fund Shares--By Telephone" for a discussion of telephone transactions generally.

        Automatic Investment Program. An eligible shareholder may also participate in the Automatic Investment Program, an investment plan that automatically debits money from the shareholder's bank account and invests it in one or more of the Funds in the Trust through the use of electronic funds transfers or automatic bank drafts. Shareholders may elect to make subsequent investments by transfers of a minimum of $50 on either the fifth or twentieth day of each month into their established Fund account. Contact the Funds for more information about the Automatic Investment Program.


                           REDEMPTION OF FUND SHARES

        Shareholders may redeem their shares, in whole or in part, on any business day. Shares will be redeemed at the net asset value next determined after a redemption request in good order has been received by the applicable Fund. See "Determination of Net Asset Value." A redemption may be a taxable transaction on which gain or loss may be recognized. Generally, however, gain or loss is not expected to be realized on a redemption of shares of the Money Market Funds, both of which seek to maintain a net asset value per share of $1.00.

        Where the shares to be redeemed have been purchased by check, the redemption request will be returned if the purchasing check has not cleared, which may take up to 15 days. Shareholders may avoid this delay by investing through wire transfers of Federal funds. During the period prior to the time the shares are redeemed, dividends on the shares will continue to accrue and be payable and the shareholder will be entitled to exercise all other beneficial rights of ownership.

        Once the shares are redeemed, a Fund will ordinarily send the proceeds by check to the shareholder at the address of record on the next business day. The Funds may, however, take up to seven days to make payment. This will not be the customary practice. Also, if the New York Stock Exchange is closed (or when trading is restricted) for any reason other than the customary weekend or holiday closing or if an emergency condition as determined by the SEC merits such action, the Funds may suspend redemptions or postpone payment dates.

        Redemption Methods. To ensure acceptance of your redemption request, it is important to follow the procedures described below. Although the Funds have no present intention to do so, the Funds reserve the right to refuse or to limit the frequency of any telephone or wire redemptions. Of course, it may be difficult to place orders by telephone during periods of severe market or economic change, and a shareholder should consider alternative methods of communications, such as couriers. The Funds' services and their provisions may be modified or terminated at any time by the Funds. If the Funds terminate any particular service, they will do so only after giving written notice to shareholders. Redemption by mail will always be available to shareholders.

        You may redeem your shares using any of the following methods:

        Through an Authorized Broker, Investment Advisor or Service Organization. You may redeem your shares by contacting your broker or investment advisor and instructing him or her to redeem your shares. He or she will then contact [DISTRIBUTOR'S NAME] and place a redemption trade on your behalf. He or she may charge you a fee for this service.

        By Mail. You may redeem your shares by sending a letter directly to [DISTRIBUTOR'S NAME]. To be accepted, a letter requesting redemption must include: (i) the Fund name and account registration from which you are redeeming shares; (ii) your account number; (iii) the amount to be redeemed,
(iv) the signatures of all registered owners; and (v) a signature guarantee by any eligible guarantor institution including a member of a national securities exchange or a commercial bank or trust company, broker-dealers, credit unions and savings associations. Corporations, partnerships, trusts or other legal entities will be required to submit additional documentation.

        By Telephone. You may redeem your shares by calling the Funds toll free at (800) _______. You should be prepared to give the telephone representative the following information: (i) your account number, social security number and account registration; (ii) the Fund name from which you are redeeming shares; and (iii) the amount to be redeemed. The conversation may be recorded to protect you and the Funds. Telephone redemptions are available only if the shareholder so indicates by checking the "yes" box on the Purchase Application or on the Optional Services Form. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Funds fail to employ such reasonable procedures, they may be liable for any loss, damage or expense arising out of any telephone transactions purporting to be on a shareholder's behalf. In order to assure the accuracy of instructions received by telephone, the Funds require some form of personal identification prior to acting upon instructions received by telephone, record telephone instructions and provide written confirmation to investors of such transactions. Redemption requests transmitted via facsimile will not be accepted.

        By Wire. You may redeem your shares by contacting the Funds by mail or telephone and instructing them to send a wire transmission to your personal bank. Proceeds of wire redemption for the Money Market Funds generally will be transferred to the designated account on the day the request is received, provided that it is received by 12:00 Noon (Eastern time).

        Your instructions should include: (i) your account number, social security or tax identification number and account registration; (ii) the Fund name from which you are redeeming shares; and (iii) the amount to be redeemed. Wire redemptions can be made only if the "yes" box has been checked on your Purchase Application, and attach a copy of a void check of account where proceeds are to be wired. Your bank may charge you a fee for receiving a wire payment on your behalf.

        Check Writing. A check redemption ($500 minimum, no maximum) feature is available with respect to the Money Market Funds. Checks are free and may be obtained from the Funds. It is not possible to use a check to close out your account since additional shares accrue daily.

        The above-mentioned services "By Telephone," "By Wire" and "Check Writing" are not available for IRAs and trust relationships of [ADVISOR'S NAME].

        Systematic Withdrawal Plan. An owner of $10,000 or more of shares of a Fund may elect to have periodic redemptions from his or her account to be paid on a monthly, quarterly, semi-annual or annual basis. The minimum periodic payment is $100. A sufficient number of shares to make the scheduled redemption will normally be redeemed on the date selected by the shareholder. Depending on the size of the payment requested and fluctuation in the net asset value, if any, of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account. A shareholder may request that these payments be sent to a predesignated bank or other designated party. Capital gains and dividend distributions paid to the account will automatically be reinvested at net asset value on the distribution payment date.

        Redemption of Small Accounts. Due to the disproportionately higher cost of servicing small accounts, each Fund reserves the right to redeem, on not less than 30 days' notice, an account in a Fund that has been reduced by a shareholder to $500 or less. However, if during the 30-day notice period the shareholder purchases sufficient shares to bring the value of the account above $500, this restriction will not apply.

        Redemption in Kind. All redemptions of shares of the Funds shall be made in cash, except that the commitment to redeem shares in cash extends only to redemption requests made by each shareholder of a Fund during any 90-day period of up to the lesser of $250,000 or 1% of the net asset value of that Fund at the beginning of such period. This commitment is irrevocable without the prior approval of the SEC and is a fundamental policy of the Funds that may not be changed without shareholder approval. In the case of redemption requests by shareholders in excess of such amounts, the Board of Trustees reserves the right to have the Funds make payment, in whole or in part, in securities or other assets, in case of an emergency or any time a cash distribution would impair the liquidity of a Fund to the detriment of the existing shareholders. In this event, the securities would be valued in the same manner as the securities of that Fund are valued. If the recipient were to sell such securities, he or she could receive less than the redemption value of the securities and could incur certain transaction costs.


                DIVIDENDS, DISTRIBUTIONS AND FEDERAL INCOME TAX

        Each Fund intends to qualify annually and to elect to be treated as a regulated investment company pursuant to the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By so qualifying and electing, each Fund generally will not be subject to Federal income tax to the extent that it distributes investment company taxable income and net capital gains in the manner required under the Code.

        Each Fund intends to distribute to its shareholders substantially all of its investment company taxable income (which includes, among other items, dividends and interest and the excess, if any, of net short-term capital gains (generally including any net option premium income) over net long-term capital losses). The Money Market Funds, the Intermediate Bond Income Fund, the Bond Income Fund and the Short-Term Treasury Income Fund will declare distributions of such income daily and pay those dividends monthly; the Stock Appreciation Fund, the Aggressive Stock Appreciation Fund, Value Stock Appreciation Fund and International Equity Fund will pay dividends at least once annually. Each Fund intends to distribute, at least annually, substantially all net capital gains (the excess of net long-term capital gains over net short-term capital losses). In determining amounts of capital gains to be distributed, any capital loss carryovers from prior years will be applied against capital gains.

        Distributions will be paid in additional Fund shares based on the net asset value at the close of business on the payment date of the distribution, unless the shareholder elects in writing, not less than five full business days prior to the record date, to receive such distributions in cash. Dividends declared in, and attributable to, the preceding month will be paid within five business days after the end of each month.

        In the case of the Money Market Funds, shares purchased will begin earning dividends on the day the purchase order is executed and shares redeemed will earn dividends through the previous day. Net investment income for a Saturday, Sunday or a holiday will be declared as a dividend on the previous business day. In the case of the other Funds that declare daily dividends, shares purchased will begin earning dividends on the day after the purchase order is executed, and shares redeemed will earn dividends through the day the redemption is executed.

        Investors who redeem all or a portion of Fund shares prior to a dividend payment date will be entitled on the next dividend payment date to all dividends declared but unpaid on those shares at the time of their redemption.

        Distributions of investment company taxable income (regardless of whether derived from dividends, interest or short-term capital gains) will be taxable to shareholders as ordinary income. Distributions of net long-term capital gains properly designated by a Fund as capital gain dividends will be taxable as long-term capital gains, regardless of how long a shareholder has held his Fund shares. Distributions are taxable in the same manner whether received in additional shares or in cash.

        Earnings of the Funds not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of this tax, each Fund intends to comply with this distribution requirement.

        A distribution, including an "exempt-interest dividend," will be treated as paid on December 31 of the calendar year if it is declared by a Fund during October, November, or December of that year to shareholders of record in such a month and paid by a Fund during January of the following calendar year. Such distributions will be treated as received by shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

        A Fund's distributions with respect to a given taxable year may exceed the current and accumulated earnings and profits of that Fund available for distribution. In that event, distributions in excess of such earnings and profits would be characterized as a return of capital to shareholders for Federal income tax purposes, thus reducing each shareholder's cost basis in his Fund shares. Such distributions in excess of a shareholder's cost basis in his shares would be treated as a gain realized from a sale of such shares.

        Any gain or loss realized by a shareholder upon the sale or other disposition of shares of a Fund, or upon receipt of a distribution in complete liquidation of a Fund, generally will be a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. A loss realized by a shareholder on a redemption, sale, or exchange of shares of a Fund held six months or less with respect to which capital gain dividends have been paid will be characterized as a long-term capital loss to the extent of such capital gain dividends.

        It is anticipated that a portion of the dividends paid by the Funds (except the Money Market Funds, Intermediate Bond Income and Bond Income Funds) will qualify and be designated by such Funds as dividends eligible for the dividends-received deduction available to corporations. The Code imposes various limitations restricting the availability of the dividends received deduction. Investors should consult their own tax advisers in this regard.

        The Funds may be required to withhold for Federal income tax ("backup withholding") 31% of the distributions and the proceeds of redemptions payable to shareholders who fail to provide a correct taxpayer identification number or to make required certifications, or where a Fund or shareholder has been notified by the Internal Revenue Service that the shareholder is subject to backup withholding. Most corporate shareholders and certain other shareholders specified in the Code and regulations are exempt from backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. Federal income tax liability.

        Those Funds that may invest in securities of foreign issuers may be subject to withholding and other similar income taxes imposed by a foreign country. Each of these Funds intends to elect, if it is eligible to do so under the Code, to "pass-through" to its shareholders the amount of such foreign taxes paid. If such an election is made by a Fund, each shareholder of that Fund would be required to include in gross income the taxable dividends received and the amount of pro rata share of those foreign taxes paid by the Fund. Each shareholder would be entitled either to deduct (as an itemized deduction) his pro rata share of the foreign taxes in computing his taxable income or to use it (subject to limitations) as a foreign tax credit against his U.S. Federal income tax liability. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of a Fund's taxable year whether the foreign taxes paid by the Fund will "pass-through" for that year.

        Shareholders will be notified annually by the Trust as to the Federal tax status of distributions made by the Fund(s) in which they invest.
Depending on the residence of the shareholder for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes. Foreign shareholders may, for example, be subject to special withholding requirements. Special tax treatment, including a penalty on certain pre-retirement distributions, is accorded to accounts maintained as IRAs. Shareholders should consult their own tax advisors as to the Federal, state and local tax consequences of ownership of shares of the Funds in their particular circumstances.

        The Portfolio in which the International Equity Fund invests is not required to pay Federal income taxes on its net investment income and capital gain, as it is treated as a partnership for Federal income tax purposes. All interest, dividends and gains and losses of the Portfolio are deemed to have been "passed through" to the International Equity Fund in proportion to its holdings of the Portfolio, regardless of whether such interest, dividends or gains have been distributed by the Portfolio or losses have been realized by the Portfolio. Investment income received by the International Equity Fund from sources within foreign countries may be subject to foreign income or other taxes. The International Equity Fund intends to elect, if eligible to do so, to permit its shareholders to take a credit (or a deduction) for foreign income and other taxes paid by the Portfolio. Shareholders of the International Equity Fund will be notified of their share of those taxes and will be required to include that amount as income. In that event, the shareholder may be entitled to claim a credit or deduction for those taxes.


                               OTHER INFORMATION


CAPITALIZATION STRUCTURE

        __________ Trust was organized as a Delaware business trust on
__________, 1996, and currently consists of eleven separately managed portfolios. The Board of Trustees may establish additional portfolios in the future. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. When issued, shares of the Funds are fully paid, non-assessable and freely transferable.

        Each Fund also offers a Service Class of shares. The Service Class shares are offered at net asset value without a sales load only to certain institutional investors, or other investors who at the time of purchase have a balance of $1,000 or more invested in any of the _________ Funds, are purchased through a trust investment manager or account manager or administered by the Advisor, are employees or ex-employees of __________________ or any of its affiliates, employees of ____, [ADMINISTRATOR], or any other service provider, or employees of any trust customer of __________________________ or any of its affiliates. Shareholders in the Premium Class of shares may be subject to an additional shareholder servicing charge of up to 0.50% of average net assets. Call 800-_______ or contact your sales representative, broker-dealer or bank to obtain more information about the Funds' classes of shares.

        Under Delaware law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote.


INTERNATIONAL EQUITY FUND STRUCTURE

        The International Equity Fund invests all of its assets in the Portfolio, a separate series of ______ Trust, a business trust organized under the laws of the State of Delaware in ________, 1996. ______ Trust is registered under the 1940 Act as an open-end management investment company and currently has _____ separate portfolios. The Assets of the Portfolio, a diversified portfolio, belong only to, and the liabilities of the Portfolio are borne solely by, the Portfolio and no other portfolio of ______ Trust.

        The International Equity Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, which has the same investment objective and policies as the International Equity Fund. Accordingly, the Portfolio directly acquires its own securities and the International Equity Fund acquires an indirect interest in those securities. The investment objective and fundamental investment policies of the International Equity Fund and the Portfolio can be changed only with shareholder approval. See "Synopsis," "Investment Objective and Policies," and "Management" for a complete description of the Portfolio's investment objective, policies, restrictions, management, and expenses.

        The International Equity Fund's investment in the Portfolio is in the form of a non-transferable beneficial interest. As of the date of this Prospectus, the International Equity Fund is the only institutional investor that has invested all of its assets in the Portfolio. The Portfolio may permit other investment companies or institutional investors to invest in it. All investors in the Portfolio will invest on the same terms and conditions as the International Equity Fund and will pay a proportionate share of the Portfolio's expenses.

        The Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in the Portfolio will be entitled to vote in proportion to its relative beneficial interest in the Portfolio. On most issues subject to a vote of investors, as required by the 1940 Act and other applicable law, the International Equity Fund will solicit proxies from shareholders of the International Equity Fund and will vote its interest in the Portfolio in proportion to the votes cast by its shareholders. If there are other investors in the Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by International Equity Fund shareholders will receive a majority of votes cast by all investors in the Portfolio; indeed, if other investors hold a majority interest in the Portfolio, they could hold have voting control of the Portfolio.

        The Portfolio will not sell its shares directly to members of the general public. Another investor in the Portfolio, such as an investment company, that might sell its shares to members of the general public would not be required to sell its shares at the same public offering price as the International Equity Fund, could have different advisory and other fees and expenses than the International Equity Fund. Therefore, International Equity Fund shareholders may have different returns than shareholders in another investment company that invests exclusively in the Portfolio. There is currently no such other investment company that offers its shares to members of the general public. Information regarding any such funds in the future will be available from ______ Trust by calling ____________.

VOTING

        Shareholders have the right to vote in the election of Trustees and on any and all matters on which, by law or under the provisions of the Declaration of Trust, they may be entitled to vote. The Trust is not required to hold regular annual meetings of the Funds' shareholders and does not intend to do so. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust and in connection with such meeting to comply with the shareholders' communications provisions of Section 16(c) of the Act. See "Other Information--Voting Rights" in the SAI.

        Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). As used in this Prospectus, the phrase "vote of a majority of the outstanding shares" of a Fund (or the Trust) means the vote of the lesser of: (1) 67% of the shares of a Fund (or the Trust) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of a Fund (or the Trust).


PERFORMANCE INFORMATION

        A Fund may, from time to time, include its yield and total return in advertisements or reports to shareholders or prospective investors. Shareholders of the Premium Class of shares will experience a lower net return on their investment than shareholders of the Service Class of Shares because of the additional shareholder servicing charge to which Premium Class shareholders are subject. The methods used to calculate the yield and total return of the Funds are mandated by the SEC. Quotations of "yield" for a Fund (other than the Money Market Funds) will be based on the investment income per share during a particular 30-day (or one month) period (including dividends and interest), less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the maximum public offering price per share on the last day of the period.

        Quotations of "yield" for the Money Market Funds will be based on the income received by a hypothetical investment (less a pro-rata share of Fund expenses) over a particular seven-day period, which is then "annualized" (i.e., assuming that the seven-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment).

        "Effective yield" for the Money Market Funds is calculated in a manner similar to that used to calculate yield, but includes the compounding effect of earnings on reinvested dividends.

        Quotations of yield and effective yield reflect only a Fund's performance during the particular period on which the calculations are based. Yield and effective yield for a Fund will vary based on changes in market conditions, the level of interest rates and the level of that Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

        Quotations of average annual total return for a Fund (other than the Money Market Funds) will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in that Fund over periods of 1, 5 and 10 years (up to the life of that Fund), reflect the deduction of a proportional share of Fund expenses (on an annual basis), and assume that all dividends and distributions are reinvested when paid.

        Performance information for a Fund may be compared to various unmanaged indices, such as those indices prepared by Lipper Analytical Services, Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average and other entities or organizations which track the performance of investment companies. Any performance information should be considered in light of the Fund's investment objectives and policies, characteristics and quality of the Funds and the market conditions during the time period indicated, and should not be considered to be representative of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Funds, see the SAI.




        [The International Fund invests all of its assets in the Portfolio. Prior to ____________, the Portfolio was the ________________________ Fund.
Average annualized total return for the ___________________ Fund as of October 31, 1995 are as follows:

                              1 Year:          ____%
                              3 Years          ____%
                              5 Years          ____%
                              Since Inception  ____%


ACCOUNT SERVICES

        All transactions in shares of the Funds will be reflected in a statement for each shareholder. In those cases where a Service Organization or its nominee is shareholder of record of shares purchased for its customer, the Funds have been advised that the statement may be transmitted to the customer at the discretion of the Service Organization.

        [ADMINISTRATOR] acts as the Funds' transfer agent. The Trust compensates [ADMINISTRATOR], the Trust's administrator, pursuant to a Services Agreement described in "Management of the Fund -- Administrative Services" of this Prospectus, for providing personnel and facilities to perform dividend disbursing and transfer agency-related services for the Trust.


SHAREHOLDER INQUIRIES

        All shareholder inquiries should be directed to the Funds at 237 Park Avenue, New York, New York 10017.

General and Account Information: (800) _______.

                                    APPENDIX


DESCRIPTION OF MOODY'S BOND RATINGS:

        Excerpts from Moody's description of its four highest bond ratings are listed as follows: Aaa -- judged to be the best quality and they carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds; A--possess many favorable investment attributes and are to be considered as "upper medium grade obligations"; Baa--considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Other Moody's bond descriptions include: Ba -- judged to have speculative elements, their future cannot be considered as well assured; B -- generally lack characteristics of the desirable investment; Caa -- are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca -- speculative in a high degree, often in default; C -- lowest rated class of bonds, regarded as having extremely poor prospects.

        Moody's also supplies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking toward the lower end of the category.


DESCRIPTION OF S&P'S BOND RATINGS:

        Excerpts from S&P's description of its four highest bond ratings are listed as follows: AAA-- highest grade obligations, in which capacity to pay interest and repay principal is extremely strong; AA--also qualify as high grade obligations, having a very strong capacity to pay interest and repay principal, and differs from AAA issues only in a small degree; A--regarded as upper medium grade, having a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB--regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

        BB, B, CCC, CC: Debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

        CI: The "CI" rating is reserved for income bonds on which no interest is being paid.

        S&P applies indicators "+, -," no character, and relative standing within the major rating categories.


DESCRIPTION OF MOODY'S RATINGS OF NOTES AND VARIABLE RATE DEMAND INSTRUMENTS:

        Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or MIG. Such ratings recognize the differences between short-term credit and long-term risk. Short-term ratings on issues with demand features (variable rate demand obligations) are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payments relying on external liquidity.

MIG 1/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This denotes high quality. Margins of protection are ample although not as large as in the preceding group.

FS FUNDS                                                                     __________ TRUST
Address for                                                                     A FAMILY OF
Trust Clients of  [ADVISOR'S NAME]                                             MUTUAL FUNDS
----------------------------------------------
[Address _______________
_______________________]                                    The U.S. Treasury Reserve Money Market Fund seeks
                                                            to provide investors with as high a level of
Investment Advisors                                         current income as is consistent with liquidity,
-------------------                                         stability, maximum safety of principal and the
                                                            maintenance of a stable $1.00 net asset value per
[ADVISOR'S NAME]                                            share
[Address _______________
_______________________]
                                                            The Cash Reserve Money Market Fund seeks to
[ADVISOR'S NAME]                                            provide investors with current income, liquidity
[Address _______________                                    and the maintenance of a stable $1.00 net asset
_______________________]                                    value by investing in high quality, short-term
(Cash Reserve Money Market Fund only)                       obligations

Administrator and Sponsor                                   The Short-Term Treasury Income Fund seeks to
-------------------------                                   provide investors with as high a level of current
                                                            income as is consistent with liquidity and safety
[ADMINISTRATOR]                                             of principal
[ADDRESS]

Distributor                                                 The Intermediate Bond Income Fund seeks to provide
-----------                                                 investors with as high a level of current income
                                                            as is consistent with managing for total return by
__________ Distributor Inc.                                 investing in fixed income securities managed for
[ADDRESS]                                                   total return

Custodian
---------
                                                            The Bond Income Fund seeks to provide investors
[CUSTODIAN'S NAME]                                          with as high a level of current income as is
[Address _______________                                    consistent with managing for total return by
_______________________]                                    investing in fixed income securities

Counsel
-------                                                     The Stock Appreciation Fund seeks to provide
                                                            investors with long-term capital appreciation
Baker & McKenzie
805 Third Avenue                                            The Aggressive Stock Appreciation Fund seeks to
New York, New York  10022                                   provide investors with aggressive long-term
                                                            capital appreciation
Independent Accountants
-----------------------
                                                            The Value Stock Appreciation Fund seeks to provide
[INDEPENDENT ACCOUNTANT]                                    investors with long-term capital appreciation and
[Address _______________                                    dividend income.
_______________________]
                                                            The International Equity Fund seeks to provide
                                                            investors with long-term capital appreciation.

                                                                                PROSPECTUS

                                                                             January ___, 1996

                                                                            Investment Advisor
                                                                             [ADVISOR'S NAME]

                                                                             [ADVISOR'S NAME]
                                                                  (Cash Reserve Money Market Fund Only).

                                 FS FUNDS TRUST

                                                [ADDRESS]
                                                GENERAL AND ACCOUNT INFORMATION:
                                                (800) ______________

                            SERVICE CLASS PROSPECTUS
                      [ADVISOR'S NAME]--INVESTMENT ADVISER
                         ("_________" OR THE "ADVISER")
                   [ADMINISTRATOR]--ADMINISTRATOR AND SPONSOR
                                 ("__________")
                           [          ].--DISTRIBUTOR
                         ("____" OR THE "DISTRIBUTOR")

         This Prospectus describes two tax exempt funds (the "Funds") managed
by [ADVISOR'S NAME].   The Funds and their investment objectives are:

         - KANSAS INTERMEDIATE TAX EXEMPT FUND SEEKS TO PROVIDE CURRENT INCOME EXEMPT FROM FEDERAL AND KANSAS TAXATION.

         - U.S. INTERMEDIATE TAX EXEMPT FUND SEEKS TO PROVIDE INCOME EXEMPT FROM FEDERAL TAXATION.

         This Prospectus describes only the "Service Class" of each Fund, which only certain institutional investors are qualified to purchase. Each Fund also offers a Premium Class of shares. See "Other Information" -- "Capitalization". The Funds are separate investment funds of FS FUNDS Trust (the "Trust"), a Delaware business trust and registered management investment company.

         THIS PROSPECTUS SETS FORTH CONCISELY THE INFORMATION A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN ANY OF THE FUNDS AND SHOULD BE READ AND RETAINED FOR INFORMATION ABOUT EACH FUND.

         A Statement of Additional Information (the "SAI"), dated _________ ,1996 containing additional and more detailed information about the Funds has been filed with the Securities and Exchange Commission ("SEC") and is hereby incorporated by reference into this Prospectus. It is available without charge and can be obtained by writing or calling the Funds at the address and information numbers printed above.

         SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, [ADVISOR'S NAME], AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY, AND MAY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
     AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
          PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Date of this Prospectus is ________, 1996

                               TABLE OF CONTENTS

                                                                                      Page
                                                                                      ----
HIGHLIGHTS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1

FUND EXPENSES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    3

FEE TABLE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    3

THE INVESTMENT POLICIES AND PRACTICES OF THE FUNDS  . . . . . . . . . . . . . . . . .    5

MANAGEMENT OF THE FUNDS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   10

FUND SHARE VALUATION  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   12

PRICING AND PURCHASE OF FUND SHARES . . . . . . . . . . . . . . . . . . . . . . . . .   12

MINIMUM PURCHASE REQUIREMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . .   13

EXCHANGE OF FUND SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   14

REDEMPTION OF FUND SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   15

DIVIDENDS, DISTRIBUTIONS AND FEDERAL INCOME TAX . . . . . . . . . . . . . . . . . . .   16

INVESTMENT RESTRICTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   18

RISKS OF INVESTING IN THE FUNDS . . . . . . . . . . . . . . . . . . . . . . . . . . .   18

OTHER INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   19

APPENDIX  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  A-1

                                   HIGHLIGHTS


         This Prospectus describes two tax exempt funds (the "Funds") managed by [ADVISOR'S NAME]. Each Fund has distinct investment objectives and policies.


THE FUNDS' INVESTMENT OBJECTIVES

         Kansas Intermediate Tax Exempt Fund. The investment objective of this Fund is to provide current income exempt from Federal and Kansas taxation. The Fund invests primarily in investment grade securities with maturities generally ranging 1 to 15 years. It is the intent of [ADVISOR'S NAME] to maintain an effective average weighted maturity between 5 and 7 years. As a fundamental policy, at least 80% of the Fund's net assets will be invested in tax-exempt securities.

         U.S. Intermediate Tax Exempt Fund. The investment objective of this Fund is to provide income exempt from Federal income tax. The Fund will invest primarily in investment grade tax-exempt bonds and maintain an effective average weighted maturity between 5-8 years. As a fundamental policy, at least 80% of the Fund's net assets will be invested in tax-exempt securities.


RISKS OF INVESTING IN THE FUNDS

         The price per share of the Funds will fluctuate with changes in value of the investments held by each Fund. As a non-diversified Fund, the Kansas Tax-Exempt Fund may concentrate its investments in securities of Kansas governmental issuers and may therefore be affected by political, economic or regulatory factors that may impair the ability of Kansas issuers to pay interest on or to repay the principal of their debt obligations. See "Risks of Investing in the Funds" and "Kansas Risk Factors" in the SAI. Additionally, there can be no assurance that a Fund will achieve its investment objective or be successful in preventing or minimizing the risk of loss that is inherent in investing in particular types of securities.


MANAGEMENT OF THE FUNDS

         [ADVISOR'S NAME] acts as investment adviser to the Funds. For its services, [ADVISOR'S NAME] receives a fee from the Funds based upon each Fund's average daily net assets. See "Fee Table" and "Management of the Funds" in this Prospectus.

         [ADMINISTRATOR] acts as administrator and sponsor to the Funds. For its services,[ADMINISTRATOR] receives a fee from the Funds based on each Fund's average daily net assets. See "Management of the Funds" in this Prospectus. [DISTRIBUTOR'S NAME ] distributes the Funds' shares and may be reimbursed for certain of its distribution-related expenses.


GUIDE TO INVESTING IN THE [          ] FAMILY OF FUNDS

         Purchase orders for the Funds received by your broker or Service Organization in proper form prior to 4:15 p.m., Eastern time, and transmitted to [DISTRIBUTOR] prior to 5:00 p.m. Eastern time will become effective that day.

         -       Minimum Initial Investment . . . . . . . . . . . . . . .      $1,000
         -       Minimum Subsequent Investment  . . . . . . . . . . . . .      $   50

         The Funds are purchased at net asset value.

                 Shareholders may exchange shares between Funds in the Trust by telephone or mail. Shareholders may not exchange shares by facsimile.

         -       Minimum initial exchange . . . . . . . . . . . . . . . .      $  500
                 (No minimum for subsequent exchanges)

         Shareholders may redeem shares by telephone, mail or wire. Shareholders may not redeem shares by facsimile.

         - The Funds reserve the right to redeem upon not less than 30 days notice all shares in a Fund's account which have an aggregate value of $500 or less.

         All dividends and distributions will be automatically paid in additional shares at net asset value of the applicable Fund unless cash payment is requested.

         -       Distributions for the Funds are paid monthly.

                                 FUND EXPENSES

         The following expense table lists the costs and expenses that an investor in the Service Class of shares will incur either directly or indirectly as a shareholder of a Fund. The information is based upon estimated expenses during the first year of operations. Shareholders in the Premium Class of shares may be subject to an additional shareholder servicing charge of up to 0.50% of average daily net assets.

                                   FEE TABLE

                                            KANSAS INTERMEDIATE TAX EXEMPT           U.S. INTERMEDIATE TAX EXEMPT

                                                         FUND                                    FUND
 Maximum Sales Load Imposed on
 Purchases (as a percentage of
 offering price)   . . . . . . . . .                     None                                    None


 Maximum Sales Load Imposed on
 Reinvested Dividends (as a
 percentage of offering price)   . .                     None                                    None


 Deferred Sales Load (as a percentage
 of redemption
 proceeds)   . . . . . . . . . . . .                     None                                    None


 Redemption Fees   . . . . . . . . .                     None                                    None


 Exchange Fees   . . . . . . . . . .                     None                                    None


 ANNUAL FUND OPERATING EXPENSES (as a
 percentage of average net assets)
 Management Fees   . . . . . . . . .                     0.30%                                  0.30%


 12b-1 Fees  . . . . . . . . . . . .                     None                                    None


 Other Expenses(1) . . . . . . . . .                     0.45%                                  0.45%
                                                         -----                                  -----


 Total Portfolio Operating Expenses(2)                   0.75%                                  0.75%
                                                         =====                                  =====




-------------------------------

(1) As a result of the additional shareholder servicing charge, Other Expenses for the Premium Class of shares is 0.95%. Compensation to salespersons may vary depending upon whether Service Class or Premium Class shares are sold.

(2) Shareholders may be charged a wire redemption fee by their bank for receiving a wire payment on their behalf.

     The purpose of this table is to assist a shareholder in the Service Class of shares in understanding the various costs and expenses that an investor in the Funds will bear.

Example:*

     You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:




                                                  KANSAS INTERMEDIATE TAX EXEMPT    U.S. INTERMEDIATE TAX EXEMPT
                                                  ------------------------------    ----------------------------
 1 year  . . . . . . . . .                          $  8                                       $  8

 3 years   . . . . . . . .                          $ 24                                       $ 24





-------------------------------

- This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount.

               THE INVESTMENT POLICIES AND PRACTICES OF THE FUNDS


         Each Fund is a separate investment fund or portfolio, commonly known as a mutual fund. The Funds are portfolios of a Delaware business trust,
[        ] Trust, organized under the laws of Delaware as an open-end, management investment company. The Trust's Board of Trustees oversees the overall management of the Funds and elects the officers of each Fund.


         - KANSAS INTERMEDIATE TAX EXEMPT FUND SEEKS TO PROVIDE CURRENT INCOME EXEMPT FROM FEDERAL AND KANSAS TAXATION.

         - U.S. INTERMEDIATE TAX EXEMPT FUND SEEKS TO PROVIDE INCOME EXEMPT FROM FEDERAL TAXATION AND THE ALTERNATIVE MINIMUM TAX.


         Each Fund follows its own investment policies and practices, including certain investment restrictions. The SAI contains specific investment restrictions which govern the Funds' investments. Those restrictions and the Funds' investment objectives are fundamental policies, which means that they may not be changed without a majority vote of shareholders of the affected Fund. Except for the objectives and those restrictions specifically identified as fundamental, all other investment policies and practices described in this Prospectus and in the SAI are not fundamental, so that the Board of Trustees of the Trust may change them without shareholder approval.

         The Adviser selects investments and makes investment decisions based on the investment objective and policies of each Fund. The following is a description of securities and investment practices.

         U.S. Treasury Obligations (Both Funds). The Funds may invest in U.S. Treasury obligations, which are backed by the full faith and credit of the U.S. Government as to the timely payment of principal and interest. U.S. Treasury obligations consist of bills, notes, and bonds and separately traded interest and principal component parts of such obligations known as STRIPS which generally differ in their interest rates and maturities. U.S. Treasury bills, which have maturities of up to one year, notes, which have maturities ranging from one year to 10 years, and bonds, which have maturities of 10 to 30 years, are direct obligations of the United States Government.

         Municipal Commercial Paper (Both Funds). Municipal commercial paper is a debt obligation with a stated maturity of one year or less which is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. Investments in municipal commercial paper are limited to commercial paper which is rated at the date of purchase: (i) "P-1" by Moody's and "A-1" or "A-1+" by S&P "P-2" (Prime-2) or better by Moody's and "A-2" or better by S&P or (ii) in a comparable rating category by any two of the nationally recognized statistical rating organizations that have rated commercial paper or (iii) in a comparable rating category by only one such organization if it is the only organization that has rated the commercial paper or (iv) if not rated, is, in the opinion of the Adviser, of comparable investment quality and within the credit quality policies and guidelines established by the Board of Trustees.

         Issuers of municipal commercial paper rated "P-1" have a "superior capacity for repayment of short-term promissory obligations". The "A-1" rating for commercial paper under the S&P classification indicates that the "degree of safety regarding timely payment is either overwhelming or very strong." Commercial paper with "overwhelming safety characteristics" will be rated "A-1+". Commercial paper receiving a "P-2" rating has a strong capacity for repayment of short-term promissory obligations. Commercial paper rated "A-2" has the capacity for timely payment although the relative degree of safety is not as overwhelming as for issues designated "A-1". See the Appendix for a more complete description of securities ratings.

         Municipal Notes (Both Funds). Municipal notes are generally sold as interim financing in anticipation of the collection of taxes, a bond sale or receipt of other revenue. Municipal notes generally have maturities at the time of issuance of one year or less. Investments in municipal notes are limited to notes which are rated at the date of purchase: (i) MIG 1 or MIG 2 by Moody's and in a comparable rating category by at least one other nationally recognized statistical rating organization that has rated the notes, or (ii) in a comparable rating category by only one such organization, including Moody's, if it is the only organization that has rated the notes, or (iii) if not rated, are, in the opinion of the Adviser, of comparable investment quality and within the credit quality policies and guidelines established by the Board of Trustees.

         Notes rated "MIG 1" are judged to be of the "best quality" and carry the smallest amount of investment risk. Notes rated "MIG 2" are judged to be of "high quality, with margins of protection ample although not as large as in the preceding group."

         Municipal Bonds (Both Funds). Municipal bonds generally have a maturity at the time of issuance of more than one year. Municipal bonds may be issued to raise money for various public purposes -- such as constructing public facilities and making loans to public institutions. There are generally two types of municipal bonds: general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of municipal bond. Revenue bonds are backed by the revenues of a project or facility -- tolls from a toll road, for example. Certain types of municipal bonds are issued to obtain funding for privately operated facilities. Industrial development revenue bonds (which are private activity bonds) are a specific type of revenue bond backed by the credit and security of a private user, and therefore investments in these bonds have more potential risk.

         Municipal Leases (Both Funds). Each Fund may invest in instruments, or participations in instruments, issued in connection with lease obligations or installment purchase contract obligations of municipalities. Although municipal lease obligations do not constitute general obligations of the issuing municipality, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate funds for, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose in the relevant years. Municipal lease obligations will be treated as liquid only if they satisfy criteria set forth in guidelines established by the Board of Trustees, and there can be no assurance that a market will exist or continue to exist for any municipal lease obligation.

         Zero Coupon Securities (Both Funds). The Funds may invest in zero coupon securities. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are more sensitive to changes in interest rates than non-zero coupon securities having similar maturities and credit qualifies.

         Variable Rate Demand Obligations (Both Funds). Variable rate demand obligations have a maturity in the five to twenty year range but carry with them the right of the holder to put the securities to a remarketing agent or other entity on short notice, typically seven days or less. Generally, the remarketing agent will adjust the interest rate every seven days (or at other intervals corresponding to the notice period for the put), in order to maintain the interest rate at the prevailing rate for securities with a seven-day maturity. The remarketing agent is typically a financial intermediary that has agreed to perform these services. Variable rate master demand obligations permit a Fund to invest fluctuating amounts at varying rates of interest pursuant to direct arrangements between the Funds, as lender, and the borrower. Because the obligations are direct lending arrangements between the Funds and the borrower, they will not generally be traded, and there is no secondary market for them, although they are redeemable (and thus immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. The borrower also may prepay up to the full amount of the obligation without penalty. While master demand obligations, as such, are not typically rated by credit rating agencies, if not so rated, a Fund may, under its minimum rating standards, invest in them only if, in the opinion of the Adviser, they are of an investment quality comparable to other debt obligations in which the Funds may invest and are within the credit quality policies, guidelines and procedures established by the Board of Trustees. See the SAI for further details on variable rate demand obligations and variable rate master demand obligations.

         Other Mutual Funds (Both Funds). Each of the Funds may invest in shares of other open-end, management investment companies, subject to the limitations of the Act and subject to such investments being consistent with the overall objective and policies of the Fund making such investment, provided that any such purchases will be limited to short-term investments in shares of unaffiliated investment companies. The purchase of securities of other mutual funds results in duplication of expenses such that investors indirectly bear a proportionate share of the expenses of such mutual funds including operating costs, and investment advisory and administrative fees.

         Options on Securities (Both Funds). The Funds may purchase put and call options and write covered put and call options on securities in which each Fund may invest directly and that are traded on registered domestic securities exchanges or that result from separate, privately negotiated transactions (i.e., over-the-counter (OTC) options). The writer of a call option, who receives a premium, has the obligation, upon exercise, to deliver the underlying security against payment of the exercise price during the option period. The writer of a put, who receives a premium, has the obligation to buy the underlying security, upon exercise, at the exercise price during the option period.

         The Funds may write put and call options on securities only if they are covered, and such options must remain covered as long as the Fund is obligated as a writer. A call option is covered if a Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if the underlying security is held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A put option is covered if a Fund maintains cash, U.S. Treasury bills or other high grade short-term obligations with a value equal to the exercise price in a segregated account with its custodian.

         The principal reason for writing put and call options is to attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying securities alone. In return for the premium received for a call option, the Funds forego the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retain the risk of loss should the price of the security decline. In return for the premium received for a put option, the Funds assume the risk that the price of the underlying security will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss. A Fund may purchase put options in an effort to protect the value of a security it owns against a possible decline in market value.

         Writing of options involves the risk that there will be no market in which to effect a closing transaction. An exchange-traded option may be closed out only on an exchange that provides a secondary market for an option of the same series. OTC options are not generally terminable at the option of the writer and may be closed out only by negotiation with the holder. There is also no assurance that a liquid secondary market on an exchange will exist. In addition, because OTC options are issued in privately negotiated transactions exempt from registration under the Securities Act of 1933, there is no assurance that the Funds will succeed in negotiating a closing out of a particular OTC option at any particular time. If a Fund, as covered call option writer, is unable to effect a closing purchase transaction in the secondary market or otherwise, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

         The staff of the SEC has taken the position that purchased options not traded on registered domestic securities exchanges and the assets used as cover for written options not traded on such exchanges are generally illiquid securities. However, the staff has also opined that, to the extent a mutual fund sells an OTC option to a primary dealer that it considers creditworthy and contracts with such primary dealer to establish a formula price at which the fund would have the absolute right to repurchase the option, the fund would only be required to treat as illiquid the portion of the assets used to cover such option equal to the formula price minus the amount by which the option is in-the-money. Pending resolution of the issue, the Funds will treat such options and, except to the extent permitted through the procedure described in the preceding sentence, assets as subject to each such Fund's limitation on investments in securities that are not readily marketable.

         Interest Rate Futures Contracts (Both Funds). Although neither Fund presently intends to do so, each Fund may, to a limited extent, enter into interest rate futures contracts--i.e., contracts for the future delivery of securities or index-based futures contracts--that are, in the opinion of the Adviser, sufficiently correlated with the Fund's portfolio. These investments will be made primarily in an attempt to protect a Fund against the effects of adverse changes in interest rates (i.e., "hedging"). When interest rates are increasing and portfolio values are falling, the sale of futures contracts can offset a decline in the value of a Fund's current portfolio securities. The Funds will engage in such transactions primarily for bona fide hedging purposes.

         Options on Interest Rate Futures Contracts (Both Funds). The Funds may purchase put and call options on interest rate futures contracts, which give a Fund the right to sell or purchase the underlying futures contract for a specified price upon exercise of the option at any time during the option period. Each Fund may also write (sell) put and call options on such futures contracts. For options on interest rate futures that a Fund writes, such Fund will receive a premium in return for granting to the buyer the right to sell to the Fund or to buy from the Fund the underlying futures contract for a specified price at any time during the option period. As with futures contracts, each Fund will purchase or sell options on interest rate futures contracts primarily for bona fide hedging purposes.

         Risks of Options and Futures Contracts. A risk involved in the purchase and sale of futures and options is that a Fund may not be able to effect closing transactions at a time when it wishes to do so. Positions in futures contracts and options on futures contracts may be closed out only on an exchange or board of trade that provides an active market for them, and there can be no assurance that a liquid market will exist for the contract or the option at any particular time. To mitigate this risk, each Fund will ordinarily purchase and write options only if a secondary market for the options exists on a national securities exchange or in the over-the-counter market. Another risk is that during the option period, if a Fund has written a covered call option, it will have given up the opportunity to profit from a price increase in the underlying securities above the exercise price in return for the premium on the option (although, of course, the premium can be used to offset any losses or add to a Fund's income) but, as long as its obligation as a writer continues, such Fund will have retained the risk of loss should the price of the underlying security decline. In addition, a Fund has no control over the time when it may be required to fulfill its obligation as a writer of the option; once a Fund has received an exercise notice, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price.

         The Funds are permitted to engage in bona fide hedging transactions (as defined in the rules and regulations of the Commodity Futures Trading Commission) without any quantitative limitations. Futures and related option transactions which are not for bona fide hedging purposes may be used provided the total amount of the initial margin and any option premiums attributable to such positions does not exceed 5% of each Fund's liquidating value after taking into account unrealized profits and unrealized losses, and excluding any in-the-money option premiums paid. The Funds will not market, and are not marketing, themselves as commodity pools or otherwise as vehicles for trading in futures and related options. The Funds will segregate liquid assets such as cash, U.S. Government securities or other liquid high grade debt obligations to cover the futures and options.

         "When Issued" and "Forward Commitment" Transactions (Both Funds). The Funds may purchase securities on a when issued and delayed delivery basis and may purchase or sell securities on a forward commitment basis. When issued or delayed delivery transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. A forward commitment transaction is an agreement by a Fund to purchase or sell securities at a specified future date. When a Fund engages in these transactions, the Fund relies on the buyer or seller, as the case may be, to consummate the sale. Failure to do so may result in the Fund missing the opportunity to obtain a price or yield considered to be advantageous. When issued and delayed delivery transactions and forward commitment transactions may be expected to occur a month or more before delivery is due. However, no payment or delivery is made by a Fund until it receives payment or delivery from the other party to the transaction. A separate account of liquid assets equal to the value of purchase commitments will be maintained until payment is made. A separate account containing only liquid assets such as cash, U.S. Government Securities, or other liquid high grade debt obligations equal to the value of purchase commitments will be maintained with the Funds' custodian until payment is made.

         Loans of Portfolio Securities (Both Funds). To increase current income, each Fund may lend its portfolio securities in an amount up to 33 1/3% of each such Fund's total assets to brokers, dealers and financial institutions, provided certain conditions are met, including the condition that each loan is secured continuously by collateral maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned.

         Repurchase Agreements (Both Funds). The Funds may enter into repurchase agreements with U.S. banks and broker-dealers under which it acquires securities and obtains a simultaneous commitment from the seller to repurchase the securities at a specified time and at an agreed upon yield. The agreements will be fully collateralized and the value of the collateral, including accrued interest, marked-to-market daily. The agreements may be considered to be loans made by the purchaser, collateralized by the underlying securities. If the seller should default on its obligation to repurchase the securities, a Fund may experience a loss of income from the loaned securities and a decrease in the value of any collateral maintained, problems in exercising its rights to the underlying securities and costs and time delays in connection with the disposition of securities. No Fund may invest more than 15% of its net assets in repurchase agreements maturing in more than seven business days and in securities for which market quotations are not readily available. For more information about repurchase agreements, see "Investment Policies" in the SAI.

         Taxable Securities (Both Funds). Each Fund may at times elect to invest temporarily up to 20% of the current value of its total assets in taxable securities of the type described below pending the investment in tax exempt securities of proceeds of sales of Fund shares or proceeds from the sale of portfolio securities or in anticipation of redemptions. In addition, each Fund may invest up to 100% of its total assets in such taxable securities to maintain a temporary "defensive" posture during the existence of abnormal market or economic conditions, when, in the opinion of [ADVISOR'S NAME], it is advisable to do so. Each Fund may, under certain circumstances, invest up to 20% of its net assets in securities subject to the alternative minimum tax. During times when the Funds are maintaining a temporary defensive posture, they may be unable to achieve fully their investment objective.

         The types of taxable securities in which the Funds may invest include certain mortgage related securities and the following money market instruments which have remaining maturities not exceeding one year: (i) obligations of the United States Government, its agencies or instrumentalities; (ii) negotiable certificates of deposit and bankers' acceptances of United States banks which have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation; (iii) domestic commercial paper rated "P-1" by Moody's or "A-1" or "A-1+" by S&P or comparably rated by another nationally recognized statistical rating organization; and (iv) repurchase agreements. The Funds also have the right to hold cash equivalents of up to 100% of their total assets when [ADVISOR'S NAME] deems it necessary for temporary defensive purposes.

         Portfolio Turnover. The Funds generally will not engage in the trading of securities for the purpose of realizing short-term profits, but each Fund will adjust its portfolio as it deems advisable in view of prevailing or anticipated market conditions or fluctuations in interest rates to accomplish its respective investment objective. For example, each Fund may sell portfolio securities in anticipation of an adverse market movement. Other than for tax purposes, frequency of portfolio turnover will not be a limiting factor if a Fund considers it advantageous to purchase or sell securities. The Funds do not anticipate that the annual portfolio turnover rate will be in excess of 150% with respect to the Kansas Tax Exempt Fund and 300% with respect to the U.S. Intermediate Tax Exempt Fund. A high rate of portfolio turnover involves correspondingly greater transaction expenses than a lower rate, which expenses must be borne by each Fund and its shareholders. High portfolio turnover rates may also make it more difficult for the Funds to satisfy the requirement for qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), that less than 30% of each Funds' gross income in any tax year be derived from gains on the sale of securities held for less than three months.

                            MANAGEMENT OF THE FUNDS


         The business and affairs of each Fund are managed under the direction of the Board of Trustees. Information about the Trustees, as well as the Trust's executive officers, may be found in the SAI under the heading "Management--Trustees and Officers."


THE ADVISER:  [ADVISOR'S NAME]

         [ADVISOR'S NAME] ("________") provides investment advisory services to the Funds pursuant to an Advisory Agreement with the Trust (the "Advisory Agreement"). Subject to such policies as the Trust's Board of Trustees may determine, [ADVISOR'S NAME] makes investment decisions for the Funds. The Advisory Agreement provides that as compensation for services thereunder, [ADVISOR'S NAME] is entitled to receive from each Fund it manages a monthly fee at an annual rate based upon average daily net assets of each Fund of 0.30%.

         While [ADVISOR'S NAME] has no significant experience in managing
registered mutual funds, Ms.          , an ___________ of [ADVISOR'S NAME], has
significant experience in managing portfolios similar to the Funds.
Ms.________ has been with [ADVISOR'S NAME] since [     ] and was previously
with [            ] from______ to_______.

         [ADVISOR'S NAME], whose predecessor was formed in______, is the largest___________ in_______and provides____________________ ________services to______________.  It is a wholly-owned subsidiary of__________________.
[ADVISOR'S NAME] acts as the investment adviser to a wide variety of trusts, individuals, institutions and corporations. Its investment management responsibilities, as of _ _________,199_ included accounts with aggregate assets of approximately $_____billion. The principal business address of [ADVISOR'S NAME][ADDRESS]

         Based upon the advice of counsel, [ADVISOR'S NAME] believes that the performance of investment advisory services for the Funds will not violate the Glass-Steagall Act or other applicable banking laws or regulations. However, future statutory or regulatory changes, as well as future judicial or administrative decisions and interpretations of present and future statutes and regulations, could prevent [ADVISOR'S NAME] from continuing to perform such services for the Funds. If [ADVISOR'S NAME] were prohibited from acting as investment adviser to the Funds, it is expected that the Board of Trustees would recommend to shareholders approval of a new investment advisory agreement with another qualified investment adviser selected by the Board or that the Board would recommend other appropriate action.


THE SPONSOR AND DISTRIBUTOR

         [ADMINISTRATOR], [ADDRESS], acts as Sponsor of the Funds. [ADMINISTRATOR] is primarily an institutional brokerage firm with membership on the New York, American, Boston, Midwest, Pacific and Philadelphia Stock Exchanges. [ADMINISTRATOR] also serves as administrator and distributor of other mutual funds. [DISTRIBUTOR'S NAME] is a subsidiary of [ADMINISTRATOR] and
was organized specifically to distribute the [          ] Funds.

         In addition to sales charges paid to dealers, [DISTRIBUTOR'S NAME] may from time to time pay a bonus or other incentive to dealers which employ registered representatives who sell a minimum dollar amount of shares of the Funds. Such bonus or other incentive may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to places within or without the United States, or other bonuses, such as gift certificates or the cash equivalent of such bonuses.


ADMINISTRATIVE SERVICES

         The Funds have also entered into an Administrative Services Contract with [ADMINISTRATOR] pursuant to which [ADMINISTRATOR] provides certain management and administrative services necessary for the Funds' operations including: (i) general supervision of the operation of the Funds including coordination of the services performed by the Funds' investment adviser, transfer agent, custodian, independent accountants and legal counsel, regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions, and preparation of proxy statements and shareholder reports for the Funds; (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Funds' Officers and Board of Trustees; and (iii) furnishing office space and certain facilities required for conducting the business of the Funds. For these services, [ADMINISTRATOR] receives from each Fund a fee, payable monthly, at the annual rate of 0.15% of each Fund's average daily net assets. Pursuant to a Services Agreement between the Trust and the Administrator, [ADMINISTRATOR] assists the Trust with certain transfer and dividend disbursing agent functions and receives a fee of $15 per account per year plus out-of-pocket expenses. Pursuant to a Fund Accounting Agreement between the Trust and the Administrator, the Administrator assists the Trust in calculating net asset values and provides certain other accounting services for each Fund described therein, for an annual fee of $30,000 per Fund plus out-of-pocket expenses.


SERVICE ORGANIZATIONS

         Various banks, trust companies, broker-dealers (other than the Sponsor) or other financial organizations (collectively, "Service Organizations") also may provide administrative services for the Funds, such as maintaining shareholder accounts and records. The Funds may pay fees to Service Organizations (which vary depending upon the services provided) in amounts up to an annual rate of 0.05% of the daily net asset value of the Funds' shares owned by shareholders with whom the Service Organization has a servicing relationship.

         Some Service Organizations may impose additional or different conditions on their clients, such as requiring their clients to invest more than a Fund's minimum initial or subsequent investments or charging a direct fee for servicing. If imposed, these fees would be in addition to any amounts which might be paid to the Service Organization by the Funds. Each Service Organization has agreed to transmit to its clients a schedule of any such fees. Shareholders using Service Organizations are urged to consult with them regarding any such fees or conditions.

         The Glass-Steagall Act and other applicable laws provide that, among other things, banks may not engage in the business of underwriting, selling or distributing securities. There is currently no precedent prohibiting banks from performing administrative and shareholder servicing functions as Service Organizations. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either Federal or state regulations relating to the permissible activities of banks and their subsidiaries or affiliates, could prevent a bank Service Organization from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders of the Funds and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.


OTHER EXPENSES

         Each Fund bears all costs of its operations other than expenses specifically assumed by [ADMINISTRATOR], [DISTRIBUTOR'S NAME] or [ADVISOR'S NAME]. The costs borne by the Funds include legal and accounting expenses; Trustees' fees and expenses; insurance premiums; custodian and transfer agent fees and expenses; expenses incurred in acquiring or disposing of the Funds' portfolio securities; expenses of registering and qualifying the Funds' shares for sale with the SEC and with various state securities commissions; expenses of obtaining quotations on the Funds' portfolio securities and pricing of the Funds' shares; expenses of maintaining the Funds' legal existence and of shareholders' meetings; and expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses. Each Fund bears its own expenses associated with its establishment as a series of the Trust; these expenses are amortized over a five-year period from the commencement of a Fund's operations. See "Management" in the SAI. Trust expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among all of the Funds in the Trust in relation to the net assets of each Fund.


PORTFOLIO TRANSACTIONS

         Pursuant to the Investment Advisory Contract, the Adviser places orders for the purchase and sale of portfolio investments for the Funds' accounts with brokers or dealers selected by it in its discretion.

         In effecting purchases and sales of portfolio securities for the account of the Funds, the Adviser will seek the best available price and most favorable execution of the Funds' orders. Trading does, however, involve transaction costs. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter. The Adviser may cause a Fund to pay commissions higher than another broker-dealer would have charged if the Adviser believes the commission paid is reasonable in relation to the value of the brokerage and research services received by the Adviser. Broker-dealers are selected on the basis of a variety of factors such as reputation, capital strength, size and difficulty of order, sale of Fund shares and research provided to the Adviser.


                              FUND SHARE VALUATION


         The net asset value per share of the Funds is calculated at 4:15 p.m. (Eastern time), Monday through Friday, on each day the New York Stock Exchange is open for trading, which excludes the following business holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of the Funds is computed by dividing the value of each Fund's net assets (i.e., the value of the assets less the liabilities) by the total number of such Fund's outstanding shares. All expenses, including fees paid to the Adviser, [ADMINISTRATOR] and [DISTRIBUTOR'S NAME], are accrued daily and taken into account for the purpose of determining the net asset value.

         Securities listed on an exchange are valued on the basis of the last sale prior to the time the valuation is made. If there has been no sale since the immediately previous valuation, then the current bid price is used. Quotations are taken for the exchange where the security is primarily traded. Over-the-counter securities are valued on the basis of the bid price at the close of business on each business day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Notwithstanding the above, bonds and other fixed-income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees.


                      PRICING AND PURCHASE OF FUND SHARES


         Orders for the purchase of shares will be executed at the net asset value per share next determined after an order has been received.

         All funds received by the Funds are invested in full and fractional shares of the appropriate Fund. Certificates for shares are not issued. [ADMINISTRATOR] maintains records of each shareholder's holdings of Fund shares, and each shareholder receives a statement of transactions, holdings and dividends. The Funds reserve the right to reject any purchase.

An investment may be made using any of the following methods:

         Through an Authorized Broker, Investment Adviser or Service Organization. Shares are available to new and existing shareholders through authorized brokers, investment advisers and Service Organizations. To make an investment using this method, simply complete a Purchase Application and contact your broker, investment adviser or Service Organization with instructions as to the amount you wish to invest. Your broker will then contact [DISTRIBUTOR'S NAME] to place the order on your behalf on that day.

         Orders received by your broker or Service Organization for a Fund in proper order prior to the determination of net asset value and transmitted to [DISTRIBUTOR'S NAME] prior to the close of its business day (which is currently 5:00 p.m., Eastern time), will become effective that day. Brokers who receive orders are obligated to transmit them promptly. You should receive written confirmation of your order within a few days of receipt of instructions from your broker.

         By Wire. Investments may be made directly through the use of wire transfers of Federal funds. Contact your bank and request it to wire Federal funds to the applicable Fund. In most cases, your bank will either be a member of the Federal Reserve Banking System or have a relationship with a bank that is. Your bank will normally charge you a fee for handling the transaction. To purchase shares by a Federal funds wire, please first contact [ADMINISTRATOR] Mutual Funds Client Services at (800) 557-3768. They will establish a record of information for the wire to insure the correct processing of funds. You can reach the Wire Desk at (800) 557-3768.

         Then, have your bank wire funds using the following instructions:

                 [INSTRUCTIONS]

         As long as you have read the Prospectus, you may establish a new regular account through the Wire Desk; IRAs may not be opened in this way.
When new accounts are established by wire, the distribution options will be set to reinvest and the social security or tax identification number ("TIN") will not be certified until a signed application is received. Completed applications should be forwarded immediately to [DISTRIBUTOR'S NAME]. With the Purchase Application, the shareholder can specify other distribution options and add any special features offered by a Fund. Should any dividend distributions or redemptions be paid before the TIN is certified, they will be subject to 31% Federal tax withholding.

         Institutional Accounts. Bank trust departments and other institutional accounts, not subject to sales charges, may place orders directly with [DISTRIBUTOR'S NAME] by telephone at (800) 557-3768.


                         MINIMUM PURCHASE REQUIREMENTS


         The minimum initial investment in a Fund is $1,000 unless the investor is a purchaser who (i) at the time of purchase, has a balance of $1,000 or more
in any of the [          ] Funds, is a purchaser through a trust investment
manager or account manager or is administered by the Adviser, is an employee or an ex-employee of Fourth Financial Corporation or is an employee of any of its
affiliates, [              ],[ADMINISTRATOR], or any other service provider, or
is an employee of any trust customer of Fourth Financial Corporation or any of its affiliates. Any subsequent investments must be at least $50. All initial investments should be accompanied by a completed Purchase

Application. A Purchase Application accompanies this Prospectus. The Funds reserve the right to reject purchase orders.


                            EXCHANGE OF FUND SHARES


         The Funds offer two convenient ways to exchange shares in one Fund for shares in another Fund in the Trust. Before engaging in an exchange transaction, a shareholder should read carefully the Prospectus describing the Fund into which the exchange will occur, which is available without charge and can be obtained by writing to [ADMINISTRATOR] Mutual Fund Department, 237 Park Avenue, New York, New York 10017, or by calling (800) 557-3768. A shareholder may not exchange shares of one Fund for shares of another Fund if both or either are not qualified for sale in the state of the shareholder's residence. The minimum amount for an initial exchange is $500. No minimum is required in subsequent exchanges. The Trust may terminate or amend the terms of the exchange privilege at any time.

         A new account opened by exchange must be established with the same name(s), address and social security number as the existing account. All exchanges will be made based on the net asset value next determined following receipt of the request by a Fund in good order.

         An exchange is taxable as a sale of a security on which a gain or loss may be recognized. Shareholders should receive written confirmation of the exchange within a few days of the completion of the transaction. Shareholders will receive at least 60 days' prior written notice of any modification or termination of the exchange privilege.

         Exchange by Mail. To exchange Fund shares by mail, simply send a letter of instruction to [ADMINISTRATOR]. The letter of instruction must include: (i) your account number; (ii) the Fund from and the Fund into which you wish to exchange your investment; (iii) the dollar or share amount you wish to exchange; and (iv) the signatures of all registered owners or authorized parties. All signatures must be guaranteed by an eligible guarantor institution including a member of a national securities exchange or by a commercial bank or trust company, broker-dealers, credit unions and savings associations.

         Exchange by Telephone. To exchange Fund shares by telephone or if you have any questions simply call the Funds at (800) 557-3768. You should be prepared to give the telephone representative the following information: (i) your account number, social security number and account registration; (ii) the name of the Fund from and the Fund into which you wish to transfer your investment; and (iii) the dollar or share amount you wish to exchange. The conversation may be recorded to protect you and the Funds. Telephone exchanges are available only if the shareholder so indicates by checking the "yes" box on the Purchase Application. See "Redemption of Fund Shares--By Telephone" for a discussion of telephone transactions generally.

         Automatic Investment Program. An eligible shareholder may also participate in the Automatic Investment Program, an investment plan that automatically debits money from the shareholder's bank account and invests it in one or more of the Funds in the Trust through the use of electronic funds transfers or automatic bank drafts. Shareholders may elect to make subsequent investments by transfers of a minimum of $500 on either the fifth or twentieth day of each month into their established Fund account. Contact the Funds for more information about the Automatic Investment Program.

                           REDEMPTION OF FUND SHARES


         Shareholders may redeem their shares, in whole or in part, on any business day. Shares will be redeemed at the net asset value next determined after a redemption request in good order has been received by the applicable Fund. See "Determination of Net Asset Value." A redemption may be a taxable transaction on which gain or loss may be recognized.

         Where the shares to be redeemed have been purchased by check, the redemption request will be returned if the purchasing check has not cleared, which may take up to 15 days. Shareholders may avoid this delay by investing through wire transfers of Federal funds. During the period prior to the time the shares are redeemed, dividends on the shares will continue to accrue and be payable and the shareholder will be entitled to exercise all other beneficial rights of ownership.

         Once the shares are redeemed, a Fund will ordinarily send the proceeds by check to the shareholder at the address of record on the next business day. The Funds may, however, take up to seven days to make payment. This will not be the customary practice. Also, if the New York Stock Exchange is closed (or when trading is restricted) for any reason other than the customary weekend or holiday closing or if an emergency condition as determined by the SEC merits such action, the Funds may suspend redemptions or postpone payment dates.

         Redemption Methods. To ensure acceptance of your redemption request, it is important to follow the procedures described below. Although the Funds have no present intention to do so, the Funds reserve the right to refuse or to limit the frequency of any telephone or wire redemptions. Of course, it may be difficult to place orders by telephone during periods of severe market or economic change, and a shareholder should consider alternative methods of communications, such as couriers. The Funds' services and their provisions may be modified or terminated at any time by the Funds. If the Funds terminate any particular service, they will do so only after giving written notice to shareholders. Redemption by mail will always be available to shareholders.

         You may redeem your shares using any of the following methods:

         Through an Authorized Broker, Investment Adviser or Service Organization. You may redeem your shares by contacting your broker or investment adviser and instructing him or her to redeem your shares. He or she will then contact [DISTRIBUTOR'S NAME] and place a redemption trade on your behalf. He or she may charge you a fee for this service.

         By Mail. You may redeem your shares by sending a letter directly to [DISTRIBUTOR'S NAME]. To be accepted, a letter requesting redemption must include: (i) the Fund name and account registration from which you are redeeming shares; (ii) your account number; (iii) the amount to be redeemed,
(iv) the signatures of all registered owners; and (v) a signature guarantee by any eligible guarantor institution including a member of a national securities exchange or a commercial bank or trust company, broker-dealers, credit unions and savings associations. Corporations, partnerships, trusts or other legal entities will be required to submit additional documentation.

         By Telephone. You may redeem your shares by calling the Funds toll free at (800) 557-3768. You should be prepared to give the telephone representative the following information: (i) your account number, social security number and account registration; (ii) the Fund name from which you are redeeming shares; and (iii) the amount to be redeemed. The conversation may be recorded to protect you and the Funds. Telephone redemptions are available only if the shareholder so indicates by checking the "yes" box on the Purchase Application or on the Optional Services Form. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Funds fail to employ such reasonable procedures, they may be liable for any loss, damage or expense arising out of any telephone transactions purporting to be on a shareholder's behalf. In order to assure the accuracy of instructions received by telephone, the Funds require some form of personal identification prior to acting upon instructions received by telephone, record telephone instructions and provide written confirmation to investors of such transactions. Redemption requests transmitted via facsimile will not be accepted.

         By Wire. You may redeem your shares by contacting the Funds by mail or telephone and instructing them to send a wire transmission to your personal bank.

         Your instructions should include: (i) your account number, social security or tax identification number and account registration; (ii) the Fund name from which you are redeeming shares; and (iii) the amount to be redeemed. Wire redemptions can be made only if the "yes" box has been checked on your Purchase Application, and attach a copy of a void check of account where proceeds are to be wired. Your bank may charge you a fee for receiving a wire payment on your behalf.

         Systematic Withdrawal Plan. An owner of $10,000 or more of shares of a Fund may elect to have periodic redemptions from his account to be paid on a monthly, quarterly, semiannual or annual basis. The minimum periodic payment is $100. A sufficient number of shares to make the scheduled redemption will normally be redeemed on the date selected by the shareholder. Depending on the size of the payment requested and fluctuation in the net asset value, if any, of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account. A shareholder may request that these payments be sent to a predesignated bank or other designated party. Capital gains and dividend distributions paid to the account will automatically be reinvested at net asset value on the distribution payment date.

         Redemption of Small Accounts. Due to the disproportionately higher cost of servicing small accounts, each Fund reserves the right to redeem, on not less than 30 days' notice, an account in a Fund that has been reduced by a shareholder to $500 or less. However, if during the 30-day notice period the shareholder purchases sufficient shares to bring the value of the account above $500, this restriction will not apply.

         Redemption in Kind. All redemptions of shares of the Funds shall be made in cash, except that the commitment to redeem shares in cash extends only to redemption requests made by each shareholder of a Fund during any 90-day period of up to the less of $250,000 or 1% of the net asset value of that Fund at the beginning of such period. This commitment is irrevocable without the prior approval of the SEC and is a fundamental policy of the Funds that may not be changed without shareholder approval. In the case of redemption requests by shareholders in excess of such amounts, the Board of Trustees reserves the right to have the Funds make payment, in whole or in part, in securities or other assets, in case of an emergency or any time a cash distribution would impair the liquidity of a Fund to the detriment of the existing shareholders. In this event, the securities would be valued in the same manner as the securities of that Fund are valued. If the recipient were to sell such securities, he or she could receive less than the redemption value of the securities and could incur certain transaction costs.


                DIVIDENDS, DISTRIBUTIONS AND FEDERAL INCOME TAX


         The Funds intend to distribute to their shareholders substantially all of their net tax-exempt interest income and their investment company taxable income (which includes, among other items, dividends and taxable interest in excess of expenses and, if any, net short-term capital gains over net long-term capital losses). The Funds will declare distributions of such income daily and pay those dividends monthly. The Funds intend to distribute, at least annually, substantially all net capital gain (the excess of net long-term capital gains over net short-term capital losses). In determining amounts of capital gains to be distributed, any capital loss carryovers from prior years will be applied against capital gains.

         Distributions will be paid in additional Fund shares based on the net asset value at the close of business on the payment date of the distribution, unless the shareholder elects in writing, not less than five full business days prior to the record date, to receive such distributions in cash. Dividends declared in, and attributable to, the preceding month will be paid within five business days after the end of each month. Shares purchased will begin earning dividends on the day after the purchase order is executed, and shares redeemed will earn dividends through the day the redemption is executed. Investors who redeem all or a portion of Fund shares prior to a dividend payment date will be entitled on the next dividend payment date to all dividends declared but unpaid on those shares at the time of their redemption.

         Each Fund intends to be treated as a regulated investment company under the Federal tax law. As such, the Funds generally will not pay Federal income tax on the income and gains a Fund pays as dividends to its shareholders. In order to avoid a 4% Federal excise tax, the Funds intend to distribute each year all of their income and gains.

         To the extent that a Fund's dividends distributed to shareholders are derived from interest income exempt from Federal income tax and are designated as exempt-interest dividends by the Fund, they will be excludable from a shareholder's gross income for regular Federal income tax purposes. A Fund will be qualified to pay exempt-interest dividends if, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities on which interest payments are exempt from Federal income tax under section 103 of the Internal Revenue Code of 1986, as amended (the "Code"). The Funds will inform shareholders annually as to the portion of the distribution paid which constitutes exempt-interest dividends. The Funds are authorized to make investments which will give rise to taxable rather that tax-exempt income. To the extent that a Fund's dividends are derived from income from its taxable investments and from gain recognized by it, they will be taxable to shareholders in the manner described above.

         Tax-exempt interest on private activity bonds and exempt-interest dividends attributable to private activity bonds generally are treated as tax preference items for purposes of the Federal alternative minimum tax. The Funds may purchase private activity bonds, such as industrial development bonds that may be subject to the alternative minimum tax.

         The entire amount of exempt-interest dividends received from a Fund will be part of an adjustment in computing Federal alternative minimum taxable income for purposes of the Alternative Minimum Tax and the Environmental Tax under Code Section 59A.

         Up to 85% of an individual's social security benefits and certain railroad retirement benefits may be subject to Federal income tax. Along with other factors, total tax-exempt income, including exempt-interest dividends, is used to calculate the portion of such benefits that are taxed.

         There could be retroactive revocation of the tax-exempt status of certain municipal obligations after their issuance. It is not possible to predict the precise impact of these provisions, but they may affect the value of the securities in a Fund's portfolio.

         Shareholders should be aware that redeeming shares of a Fund after tax-exempt interest income has been accrued by the Fund but before that income has been declared as a dividend may be disadvantageous. This is because the gain, if any, on the redemption will be taxable, even though such gain may be attributable in part to the accrued tax-exempt interest which, if distributed to the shareholder as a dividend rather that as redemption proceeds, might have qualified as an exempt interest dividend. All or a portion of interest on indebtedness incurred or continued (or deemed under tax rules to be incurred or continued) by shareholders to purchase or carry shares of the Funds may not be deductible for Federal income tax purposes.

         The treatment for state, local and municipal tax purposes of distributions of exempt-interest dividends and dividends derived from interest on certain Federal obligations will vary according to the laws of state and local taxing authorities. Exempt-interest dividends and other dividends may be subject to state and local taxation. Investors should consult with their tax advisers as to the availability of any exemptions from such taxes. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by private activity bonds may suffer adverse tax consequences from investing in a Fund and, therefore, should consult their tax advisers before purchasing a Fund's shares. In some instances, a state or city may exempt from tax the portion of the distribution from a Fund that represents interest received on obligations of that state or its political subdivisions and on certain Federal obligations. Under the laws of certain other states and cities, the entire amount of any such distribution may be taxable.

         The preceding discussion primarily relates to Federal income taxes; the consequences under other tax laws may differ. For additional information relating to taxation, see the SAI.


                            INVESTMENT RESTRICTIONS


         (1) The Funds may not borrow money or pledge or mortgage their assets, except that a Fund may borrow from banks up to 10% of the current value of its total net assets for temporary or emergency purposes and those borrowings may be secured by the pledge of not more than 15% of the current value of the Fund's total net assets (but investments may not be purchased by a Fund while any such borrowings exist).

         (2) The Funds may not make loans, except that the Funds may enter into repurchase agreements with respect to portfolio securities and may purchase the types of debt instruments described in this Prospectus.

         The foregoing investment restrictions and those described in the SAI as fundamental are policies of the Fund which may be changed only when permitted by law and approved by the holders of a majority of a Fund's outstanding voting securities as described under "Other Information Voting."

         Each Fund will invest less than 25% of its total assets in the securities of any one industry. For this purpose, U.S. Government securities (and repurchase agreements related thereto) and Kansas Municipal Obligations are not considered securities of a single industry.

         If a percentage restriction on investment policies or the investment or use of assets set forth in this Prospectus are adhered to at the time a transaction is effected, later changes in percentage resulting from changing values will not be considered a violation.


                        RISKS OF INVESTING IN THE FUNDS


CERTAIN RISK CONSIDERATIONS

         The price per share of the Funds will fluctuate with changes in value of the investments held by the Funds. For example, the value of shares of the Funds will generally fluctuate inversely with the movements in interest rates.

         There is, of course, no assurance that a Fund will achieve its investment objective or be successful in preventing or minimizing the risk of loss that is inherent in investing in particular types of investment products. In order to attempt to minimize that risk, the Adviser monitors developments in the economy, the securities markets, and with each particular issuer.

         Because the Kansas Tax-Free Fund will concentrate its investment in Kansas Municipal Obligations, it may be affected by political, economic or regulatory factors that may impair the ability of Kansas issuers to pay interest on or to repay the principal of their debt obligations. Kansas Municipal Obligations may be subject to greater price volatility than municipal obligations in general as a result of the effect of supply and demand for these securities which, in turn, could cause greater volatility in the value of the shares of the Kansas Tax-Free Fund.

         [Kansas ranks as the thirty-second largest state in terms of population. As of July, 1993 population is estimated to be 2,531,000 which is up 0.6% from July, 1992. Population increased 4.8% over the 10 year period 1980 through 1990 as compared with the national growth rate of 9.8%. Its economy is based primarily on agriculture. Based on March 1994 employment statistics from the U.S. Bureau of Labor Statistics, services is the largest employment sector with 24.0% of non-farm employment followed by trade at 23.87%, government at 20.72%, manufacturing at 15.80%, transportation and public utilities at 5.89%, financial insurance and real estate at 5.07%, and construction at 3.91% and mining less than 1%. Unemployment is at 5.8%, compared to a national rate of 6.5%. The 1993 state per capita personal income was $20,139, which was 97% of the national average of $20,817. Little long-term effects are effected from earlier floods.]

         [The State's 1993 general fund showed total revenues of 2.93 billion against total expenditures of 2.69 billion. The primary revenue source of the state are taxes which contributed 57% of total revenue in fiscal 1990. The general fund currently has a balance of $385 million. Currently, the State has no long-term debt, therefore there are no debt ratings to report.]

         To provide somewhat greater investment flexibility, The Kansas Tax-Free Fund is a "nondiversified" fund under the Investment Company Act of 1940 and, as such, is not required to meet any diversification requirements under that Act. However, the Fund must, nevertheless, meet certain diversification tests to qualify as a regulated investment company under the Code. The Fund may use its ability as a non-diversified fund to concentrate its assets in the securities of a smaller number of issuers which the Adviser deems to be attractive investments, rather than invest in a larger number of securities merely to satisfy non-tax diversification requirements. While the Adviser believes that this ability to concentrate the investments of the Fund in particular issuers is an advantage when investing in Kansas Municipal Obligations, such concentration also involves a risk of loss to the Fund should the issuer be unable to make interest or principal payments thereon or should the market value of such securities decline. Investment in a non-diversified Fund could, therefore, entail greater risks than investment in a "diversified" Fund, including a risk of greater fluctuations in yield and share price.

         Obligations of issuers of Kansas Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bank Reform Act of 1978. In addition, the obligations of such issuers may become subject to the laws enacted in the future by Congress or the Kansas legislatures or by referenda extending the time for payment or principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its Kansas Municipal Obligations may be materially affected. Additional considerations relating to the risks of investing in Kansas Municipal Obligations are presented in the SAI.


                               OTHER INFORMATION


CAPITALIZATION

         [          ] Trust was organized as a Delaware business trust on
________,1996 and currently consists of nine separately managed portfolios, three of which are described in this Prospectus. The Board of Trustees may establish additional portfolios in the future. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. When issued, shares of the Funds are fully paid, non-assessable and freely transferable.

         Each Fund also offers a Premium Class of shares. Service Class shares are offered at net asset value only to certain institutional investors, or other investors who at the time of purchase have a balance of $1,000 or more invested in any of the [ ] Funds, are purchasers through a trust investment manager or account manager or administered
by the Adviser, are employees or ex-employees of [              ]Corporation or
any of its affiliates,  employees of [ ], [ADMINISTRATOR], or any other service
provider, or  employees of any trust customer of [              ]Corporation or
any of its affiliates.   Shareholders in the Premium Class of shares may be
subject to an additional shareholder servicing charge of up to 0.50% of average net assets.

         Under Delaware law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote.

VOTING

         Shareholders have the right to vote in the election of Trustees and on any and all matters on which, by law or under the provisions of the Declaration of Trust, they may be entitled to vote. The Trust is not required to hold regular annual meetings of the Funds' shareholders and does not intend to do so. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust and in connection with such meeting to comply with the shareholders' communications provisions of Section 16(c) of the Act. See "Other Information--Voting Rights" in the SAI.

         Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). As used in this Prospectus, the phrase "vote of a majority of the outstanding shares" of a Fund (or the Trust) means the vote of the lesser of: (1) 67% of the shares of a Fund (or the Trust) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of a Fund (or the Trust).


PERFORMANCE INFORMATION

         The Funds may, from time to time, include yield and total return information in advertisements or reports to shareholders or prospective investors. Shareholders of the Premium Class of shares will experience a lower net return on their investment than shareholders of the Service Class of shares because of the additional shareholder servicing charge to which Premium Class shareholders are subject. The methods used to calculate the yield and total return of the Funds are mandated by the SEC.

         Quotations of "yield" will be based on the investment income per share during a particular 30-day (or one month) period (including dividends and interest), less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the maximum public offering price per share on the last day of the period.

         Quotations of yield and effective yield reflect only a Fund's performance during the particular period on which the calculations are based. Yield and effective yield for a Fund will vary based on changes in market conditions, the level of interest rates and the level of that Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

         Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in that Fund over periods of 1, 5 and 10 years (up to the life of that Fund), reflect the deduction of a proportional share of Fund expenses (on an annual basis), and assume that all dividends and distributions are reinvested when paid.

         A Fund may also advertise its "taxable equivalent yield." Taxable equivalent yield is the yield that an investment, subject to Federal and Kansas personal income taxes, would need to earn in order to equal, on an after-tax basis, the yield on an investment exempt from such taxes (normally calculated assuming the maximum combined Federal and Kansas marginal tax rate). A taxable equivalent yield quotation for a Fund will be higher than the yield or the effective yield quotations for a Fund.

         [The following table shows how to translate the yield of an investment that is exempt from Federal and Kansas personal income taxes into a taxable equivalent yield for the 1994 taxable year. The last four columns of the table show approximately how much a taxable investment would have to yield in order to generate an after-tax (Federal and Kansas personal income taxes) yield of 4%, 5%, 6% and 7%. For example, the table shows __________________]



ACCOUNT SERVICES

         All transactions in shares of the Funds will be reflected in a statement for each shareholder. In those cases where a Service Organization or its nominee is shareholder of record of shares purchased for its customer, the Funds have been advised that the statement may be transmitted to the customer at the discretion of the Service Organization.

         [ADMINISTRATOR] acts as the Funds' transfer agent. The Trust compensates [ADMINISTRATOR], the Trust's administrator, pursuant to a Services Agreement described on page __ of this Prospectus, for providing personnel and facilities to perform dividend disbursing and transfer agency-related services for the Trust.


SHAREHOLDER INQUIRIES

         All shareholder inquiries should be directed to [ADMINISTRATOR] Mutual Funds Department, 237 Park Avenue, New York, New York 10017.

General and Account Information: (800) 557-3768.

                                    APPENDIX


DESCRIPTION OF MOODY'S BOND RATINGS:

         Excerpts from Moody's description of its four highest bond ratings are listed as follows: Aaa -- judged to be the best quality and they carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds; A--possess many favorable investment attributes and are to be considered as "upper medium grade obligations"; Baa--considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

         Moody's also supplies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking toward the lower end of the category.


DESCRIPTION OF S&P'S BOND RATINGS:

         Excerpts from S&P's description of its four highest bond ratings are listed as follows: AAA-- highest grade obligations, in which capacity to pay interest and repay principal is extremely strong; AA--also qualify as high grade obligations, having a very strong capacity to pay interest and repay principal, and differs from AAA issues only in a small degree; A--regarded as upper medium grade, having a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB--regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         S&P applies indicators "+, -," no character, and relative standing within the major rating categories.

DESCRIPTION OF MOODY'S RATINGS OF NOTES AND VARIABLE RATE DEMAND INSTRUMENTS:

         Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or MIG. Such ratings recognize the differences between short-term credit and long-term risk. Short-term ratings on issues with demand features (variable rate demand obligations) are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payments relying on external liquidity.

MIG 1/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This denotes high quality. Margins of protection are ample although not as large as in the preceding group.


DESCRIPTION OF MOODY'S TAX-EXEMPT COMMERCIAL PAPER RATINGS:

         Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations which have an original maturity not exceeding nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. The following designations, all judged to be investment grade, indicate the relative repayment ability of rated issuers of securities in which the Trust may invest.

         PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations.

         PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term promissory obligations.


DESCRIPTION OF S&P'S RATINGS FOR MUNICIPAL BONDS:

INVESTMENT GRADE

         AAA: Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA: Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

         A: Debt rated "A" has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.


DESCRIPTION OF S&P'S RATINGS FOR INVESTMENT GRADE MUNICIPAL NOTES AND SHORT-TERM DEMAND OBLIGATIONS:

         SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

         SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest.

DESCRIPTION OF S&P'S RATINGS FOR DEMAND OBLIGATIONS AND TAX-EXEMPT COMMERCIAL
PAPER:

         An S&P commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 365 days. The two rating categories for securities in which the Trust may invest are as follows:

         A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation.

         A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

[          ]                                                                       TRUST


                                                                                A FAMILY OF
Address for                                                                    MUTUAL FUNDS
Trust Clients of [ADVISOR'S NAME]
-----------------------------------------

[ADDRESS]

                                                            KANSAS INTERMEDIATE TAX EXEMPT FUND SEEKS TO
Investment Adviser                                          PROVIDE CURRENT INCOME FROM FEDERAL AND KANSAS
------------------                                          TAXATION.

[ADVISOR'S NAME]
[ADDRESS]                                                   U.S. INTERMEDIATE TAX EXEMPT FUND SEEKS TO PROVIDE
                                                            INCOME EXEMPT FROM FEDERAL TAXATION.

Administrator and Sponsor
-------------------------

[ADMINISTRATOR]
[ADDRESS]

Distributor
-----------

[DISTRIBUTOR].
[ADDRESS]

Custodian
---------

[ADVISOR'S NAME]
[ADDRESS]

Counsel
-------

Baker & McKenzie
805 Third Avenue
New York, New York  10022

Independent Accountants
-----------------------
                                                                                PROSPECTUS
[INDEPENDENT ACCOUNTANTS]
[ADDRESS]                                                                     JANUARY__, 1996

                                                                            Investment Adviser
                                                                             [ADVISOR'S NAME]

                                 FS FUNDS TRUST

                                       [ADDRESS]
                                       GENERAL AND ACCOUNT INFORMATION:
                                       (800) ________

                            PREMIUM CLASS PROSPECTUS
                      [ADVISOR'S NAME]--INVESTMENT ADVISER
                         ("_________" OR THE "ADVISER")
                   [ADMINISTRATOR]--ADMINISTRATOR AND SPONSOR
                                  ("________")
                   [          ] DISTRIBUTOR INC.--DISTRIBUTOR
                         ("____" OR THE "DISTRIBUTOR")

        This Prospectus describes two tax exempt funds (the "Funds") managed by
[ADVISOR'S NAME].   The Funds and their investment objectives are:

        - KANSAS INTERMEDIATE TAX EXEMPT FUND SEEKS TO PROVIDE CURRENT INCOME EXEMPT FROM FEDERAL AND KANSAS TAXATION.

        - U.S. INTERMEDIATE TAX EXEMPT FUND SEEKS TO PROVIDE INCOME EXEMPT FROM FEDERAL TAXATION.

        This Prospectus describes only the "Premium Class" of each Fund.   Each
Fund also offers a Service Class of shares which only certain institutional investors are qualified to purchase.. See "Other Information" -- "Capitalization". The Funds are separate investment funds of FS FUNDS Trust (the "Trust"), a Delaware business trust and registered management investment company.

        THIS PROSPECTUS SETS FORTH CONCISELY THE INFORMATION A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN ANY OF THE FUNDS AND SHOULD BE READ AND RETAINED FOR INFORMATION ABOUT EACH FUND.

        A Statement of Additional Information (the "SAI"), dated _________ ,1996 containing additional and more detailed information about the Funds has been filed with the Securities and Exchange Commission ("SEC") and is hereby incorporated by reference into this Prospectus. It is available without charge and can be obtained by writing or calling the Funds at the address and information numbers printed above.

        SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, [ADVISOR'S NAME], AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY, AND MAY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
     AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
          PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Date of this Prospectus is ________, 1996

                               TABLE OF CONTENTS

                                                                   Page
                                                                   ----
HIGHLIGHTS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

FUND EXPENSES . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3

FEE TABLE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3

THE INVESTMENT POLICIES AND PRACTICES OF THE FUNDS  . . . . . . . . . 5

MANAGEMENT OF THE FUNDS . . . . . . . . . . . . . . . . . . . . . .  10

FUND SHARE VALUATION  . . . . . . . . . . . . . . . . . . . . . . .  12

PRICING AND PURCHASE OF FUND SHARES . . . . . . . . . . . . . . . .  12

EXCHANGE OF FUND SHARES . . . . . . . . . . . . . . . . . . . . . .  14

REDEMPTION OF FUND SHARES . . . . . . . . . . . . . . . . . . . . .  15

DIVIDENDS, DISTRIBUTIONS AND FEDERAL INCOME TAX . . . . . . . . . .  16

INVESTMENT RESTRICTIONS . . . . . . . . . . . . . . . . . . . . . .  18

RISKS OF INVESTING IN THE FUNDS . . . . . . . . . . . . . . . . . .  18

OTHER INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . .  19

APPENDIX  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . A-1

                                   HIGHLIGHTS


        This Prospectus describes two tax exempt funds (the "Funds") managed by [ADVISOR'S NAME]. Each Fund has distinct investment objectives and policies.


THE FUNDS' INVESTMENT OBJECTIVES

        Kansas Intermediate Tax Exempt Fund. The investment objective of this Fund is to provide current income exempt from Federal and Kansas taxation. The Fund invests primarily in investment grade securities with maturities generally ranging 1 to 15 years. It is the intent of [ADVISOR'S NAME] to maintain an effective average weighted maturity between 5 and 7 years. As a fundamental policy, at least 80% of the Fund's net assets will be invested in tax-exempt securities.

        U.S. Intermediate Tax Exempt Fund. The investment objective of this Fund is to provide income exempt from Federal income tax. The Fund will invest primarily in investment grade tax-exempt bonds and maintain an effective average weighted maturity between 5-8 years. As a fundamental policy, at least 80% of the Fund's net assets will be invested in tax-exempt securities.


RISKS OF INVESTING IN THE FUNDS

        The price per share of the Funds will fluctuate with changes in value of the investments held by each Fund. As a non- diversified Fund, the Kansas Tax-Exempt Fund may concentrate its investments in securities of Kansas governmental issuers and may therefore be affected by political, economic or regulatory factors that may impair the ability of Kansas issuers to pay interest on or to repay the principal of their debt obligations. See "Risks of Investing in the Funds" and "Kansas Risk Factors" in the SAI. Additionally, there can be no assurance that a Fund will achieve its investment objective or be successful in preventing or minimizing the risk of loss that is inherent in investing in particular types of securities.


MANAGEMENT OF THE FUNDS

        [ADVISOR'S NAME] acts as investment adviser to the Funds. For its services, [ADVISOR'S NAME] receives a fee from the Funds based upon each Fund's average daily net assets. See "Fee Table" and "Management of the Funds" in this Prospectus.

        [ADMINISTRATOR] acts as administrator and sponsor to the Funds. For its services, [ADMINISTRATOR] receives a fee from the Funds based on each Fund's average daily net assets. See "Management of the Funds" in this Prospectus. [DISTRIBUTOR'S NAME ] distributes the Funds' shares and may be reimbursed for certain of its distribution-related expenses.


GUIDE TO INVESTING IN THE [          ] FAMILY OF FUNDS

        Purchase orders for the Funds received by your broker or Service Organization in proper form prior to 4:15 p.m., Eastern time, and transmitted to [DISTRIBUTOR] prior to 5:00 p.m. Eastern time will become effective that day.

        -        Minimum Initial Investment . . . . . . . . . . . . . . .      $1,000
        -        Minimum Subsequent Investment  . . . . . . . . . . . . .      $   50

        The Funds are purchased at net asset value.

        Shareholders may exchange shares between Funds in the Trust by telephone or mail. Shareholders may not exchange shares by facsimile.

        -        Minimum initial exchange . . . . . . . . . . . . . . . .      $  500
                 (No minimum for subsequent exchanges)

        Shareholders may redeem shares by telephone, mail or wire. Shareholders may not redeem shares by facsimile.

        - The Funds reserve the right to redeem upon not less than 30 days notice all shares in a Fund's account which have an aggregate value of $500 or less.

        All dividends and distributions will be automatically paid in additional shares at net asset value of the applicable Fund unless cash payment is requested.

        -       Distributions for the Funds are paid monthly.

                                 FUND EXPENSES

        The following expense table lists the costs and expenses that an investor in the Premium Class of shares will incur either directly or indirectly as a shareholder of a Fund. The information is based upon estimated expenses. Shareholders in the Premium Class of shares may be subject to an additional shareholder servicing charge of up to 0.50% of average daily net assets to which Service Class shareholders are not subject.(1)

                                   FEE TABLE


                                                KANSAS INTERMEDIATE TAX EXEMPT           U.S. INTERMEDIATE TAX EXEMPT

                                                             FUND                                    FUND
 Maximum Sales Load Imposed on Purchases
 (as a percentage of offering price). . .                    None                                    None


 Maximum Sales Load Imposed on Reinvested
 Dividends (as a percentage of offering
 price)  . . . . . . . . . . . . . . . .                     None                                    None


 Deferred Sales Load (as a percentage of                     None                                    None
 redemption
 proceeds)   . . . . . . . . . . . . . .



 Redemption Fees   . . . . . . . . . . .                     None                                    None


 Exchange Fees   . . . . . . . . . . . .                     None                                    None


 ANNUAL FUND OPERATING EXPENSES (as a
 percentage of average net assets)


 Management Fees   . . . . . . . . . . .                     0.30%                                  0.30%


 12b-1 Fees  . . . . . . . . . . . . . .                     None                                    None



 Other Expenses(2) . . . . . . . . . . .                     0.95%                                  0.95%
                                                             -----                                  -----


 Total Portfolio Operating Expenses(3) .                     1.25%                                  1.25%
                                                             =====                                  =====





------------------------

(1) Service Class shares are offered only to certain institutional investors or other investors who at the time of purchase have a balance of $1,000 or more invested in any of the _________ Funds, are purchasers through a trust investment manager or account manager or administered by the Adviser, are employees or ex-employees of____________ or any of its affiliates, employees of ___________, [ADMINISTRATOR], or any other service provider, or employees of any trust customer of Fourth Financial Corporation or any of its affiliates.

(2) Other Expenses of the Premium Class are higher than Other Expenses for the Service Class because of a shareholder servicing charge of up to 0.50% of average daily net assets. The shareholder servicing charge is imposed for recordkeeping, communication with and education of shareholders, fiduciary services (excluding investment management) and asset allocation services. Other expenses for Service Class shares are 0.45%. Compensation to salespersons may vary depending upon whether Service Class or Premium Class shares are sold.

(3) Shareholders may be charged a wire redemption fee by their bank for receiving a wire payment on their behalf.

    The purpose of this table is to assist a shareholder in the Premium Class of shares in understanding the various costs and expenses that an investor in the Funds will bear.

Example:*

    You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:


                                                   KANSAS INTERMEDIATE TAX EXEMPT    U.S. INTERMEDIATE TAX EXEMPT
                                                   ------------------------------    ----------------------------
 1 year  . . . . . . . . .                          $ 13                                     $   13

 3 years   . . . . . . . .                          $ 40                                       $ 40





----------------------------------

* This example should not be considered a representation of future expenses which may be more or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return; actual return may be greater or less than the assumed amount.

               THE INVESTMENT POLICIES AND PRACTICES OF THE FUNDS


        Each Fund is a separate investment fund or portfolio, commonly known as a mutual fund. The Funds are portfolios of a Delaware business trust,
[ ] Trust, organized under the laws of Delaware as an open-end, management investment company. The Trust's Board of Trustees oversees the overall management of the Funds and elects the officers of each Fund.


        - KANSAS INTERMEDIATE TAX EXEMPT FUND SEEKS TO PROVIDE CURRENT INCOME EXEMPT FROM FEDERAL AND KANSAS TAXATION.

        - U.S. INTERMEDIATE TAX EXEMPT FUND SEEKS TO PROVIDE INCOME EXEMPT FROM FEDERAL TAXATION AND THE ALTERNATIVE MINIMUM TAX.


        Each Fund follows its own investment policies and practices, including certain investment restrictions. The SAI contains specific investment restrictions which govern the Funds' investments. Those restrictions and the Funds' investment objectives are fundamental policies, which means that they may not be changed without a majority vote of shareholders of the affected Fund. Except for the objectives and those restrictions specifically identified as fundamental, all other investment policies and practices described in this Prospectus and in the SAI are not fundamental, so that the Board of Trustees of the Trust may change them without shareholder approval.

        The Adviser selects investments and makes investment decisions based on the investment objective and policies of each Fund. The following is a description of securities and investment practices.

        U.S. Treasury Obligations (Both Funds). The Funds may invest in U.S. Treasury obligations, which are backed by the full faith and credit of the U.S. Government as to the timely payment of principal and interest. U.S. Treasury obligations consist of bills, notes, and bonds and separately traded interest and principal component parts of such obligations known as STRIPS which generally differ in their interest rates and maturities. U.S. Treasury bills, which have maturities of up to one year, notes, which have maturities ranging from one year to 10 years, and bonds, which have maturities of 10 to 30 years, are direct obligations of the United States Government.

        Municipal Commercial Paper (Both Funds). Municipal commercial paper is a debt obligation with a stated maturity of one year or less which is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. Investments in municipal commercial paper are limited to commercial paper which is rated at the date of purchase: (i) "P-1" by Moody's and "A-1" or "A-1+" by S&P "P-2" (Prime-2) or better by Moody's and "A-2" or better by S&P or (ii) in a comparable rating category by any two of the nationally recognized statistical rating organizations that have rated commercial paper or (iii) in a comparable rating category by only one such organization if it is the only organization that has rated the commercial paper or (iv) if not rated, is, in the opinion of the Adviser, of comparable investment quality and within the credit quality policies and guidelines established by the Board of Trustees.

        Issuers of municipal commercial paper rated "P-1" have a "superior capacity for repayment of short-term promissory obligations". The "A-1" rating for commercial paper under the S&P classification indicates that the "degree of safety regarding timely payment is either overwhelming or very strong." Commercial paper with "overwhelming safety characteristics" will be rated "A-1+". Commercial paper receiving a "P-2" rating has a strong capacity for repayment of short-term promissory obligations. Commercial paper rated "A-2" has the capacity for timely payment although the relative degree of safety is not as overwhelming as for issues designated "A-1". See the Appendix for a more complete description of securities ratings.

        Municipal Notes (Both Funds). Municipal notes are generally sold as interim financing in anticipation of the collection of taxes, a bond sale or receipt of other revenue. Municipal notes generally have maturities at the time of issuance of one year or less. Investments in municipal notes are limited to notes which are rated at the date of purchase: (i) MIG 1 or MIG 2 by Moody's and in a comparable rating category by at least one other nationally recognized statistical rating organization that has rated the notes, or (ii) in a comparable rating category by only one such organization, including Moody's, if it is the only organization that has rated the notes, or (iii) if not rated, are, in the opinion of the Adviser, of comparable investment quality and within the credit quality policies and guidelines established by the Board of Trustees.

        Notes rated "MIG 1" are judged to be of the "best quality" and carry the smallest amount of investment risk. Notes rated "MIG 2" are judged to be of "high quality, with margins of protection ample although not as large as in the preceding group."

        Municipal Bonds (Both Funds). Municipal bonds generally have a maturity at the time of issuance of more than one year. Municipal bonds may be issued to raise money for various public purposes -- such as constructing public facilities and making loans to public institutions. There are generally two types of municipal bonds: general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of municipal bond. Revenue bonds are backed by the revenues of a project or facility -- tolls from a toll road, for example. Certain types of municipal bonds are issued to obtain funding for privately operated facilities. Industrial development revenue bonds (which are private activity bonds) are a specific type of revenue bond backed by the credit and security of a private user, and therefore investments in these bonds have more potential risk.

        Municipal Leases (Both Funds). Each Fund may invest in instruments, or participations in instruments, issued in connection with lease obligations or installment purchase contract obligations of municipalities. Although municipal lease obligations do not constitute general obligations of the issuing municipality, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate funds for, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose in the relevant years. Municipal lease obligations will be treated as liquid only if they satisfy criteria set forth in guidelines established by the Board of Trustees, and there can be no assurance that a market will exist or continue to exist for any municipal lease obligation.

        Zero Coupon Securities (Both Funds). The Funds may invest in zero coupon securities. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are more sensitive to changes in interest rates than non-zero coupon securities having similar maturities and credit qualifies.

        Variable Rate Demand Obligations (Both Funds). Variable rate demand obligations have a maturity in the five to twenty year range but carry with them the right of the holder to put the securities to a remarketing agent or other entity on short notice, typically seven days or less. Generally, the remarketing agent will adjust the interest rate every seven days (or at other intervals corresponding to the notice period for the put), in order to maintain the interest rate at the prevailing rate for securities with a seven-day maturity. The remarketing agent is typically a financial intermediary that has agreed to perform these services. Variable rate master demand obligations permit a Fund to invest fluctuating amounts at varying rates of interest pursuant to direct arrangements between the Funds, as lender, and the borrower. Because the obligations are direct lending arrangements between the Funds and the borrower, they will not generally be traded, and there is no secondary market for them, although they are redeemable (and thus immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. The borrower also may prepay up to the full amount of the obligation without penalty. While master demand obligations, as such, are not typically rated by credit rating agencies, if not so rated, a Fund may, under its minimum rating standards, invest in them only if, in the opinion

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of the Adviser, they are of an investment quality comparable to other debt obligations in which the Funds may invest and are within the credit quality policies, guidelines and procedures established by the Board of Trustees. See the SAI for further details on variable rate demand obligations and variable rate master demand obligations.

        Other Mutual Funds (Both Funds). Each of the Funds may invest in shares of other open-end, management investment companies, subject to the limitations of the Act and subject to such investments being consistent with the overall objective and policies of the Fund making such investment, provided that any such purchases will be limited to short-term investments in shares of unaffiliated investment companies. The purchase of securities of other mutual funds results in duplication of expenses such that investors indirectly bear a proportionate share of the expenses of such mutual funds including operating costs, and investment advisory and administrative fees.

        Options on Securities (Both Funds). The Funds may purchase put and call options and write covered put and call options on securities in which each Fund may invest directly and that are traded on registered domestic securities exchanges or that result from separate, privately negotiated transactions (i.e., over-the-counter (OTC) options). The writer of a call option, who receives a premium, has the obligation, upon exercise, to deliver the underlying security against payment of the exercise price during the option period. The writer of a put, who receives a premium, has the obligation to buy the underlying security, upon exercise, at the exercise price during the option period.

        The Funds may write put and call options on securities only if they are covered, and such options must remain covered as long as the Fund is obligated as a writer. A call option is covered if a Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if the underlying security is held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A put option is covered if a Fund maintains cash, U.S. Treasury bills or other high grade short-term obligations with a value equal to the exercise price in a segregated account with its custodian.

        The principal reason for writing put and call options is to attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying securities alone. In return for the premium received for a call option, the Funds forego the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retain the risk of loss should the price of the security decline. In return for the premium received for a put option, the Funds assume the risk that the price of the underlying security will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss. A Fund may purchase put options in an effort to protect the value of a security it owns against a possible decline in market value.

        Writing of options involves the risk that there will be no market in which to effect a closing transaction. An exchange-traded option may be closed out only on an exchange that provides a secondary market for an option of the same series. OTC options are not generally terminable at the option of the writer and may be closed out only by negotiation with the holder. There is also no assurance that a liquid secondary market on an exchange will exist. In addition, because OTC options are issued in privately negotiated transactions exempt from registration under the Securities Act of 1933, there is no assurance that the Funds will succeed in negotiating a closing out of a particular OTC option at any particular time. If a Fund, as covered call option writer, is unable to effect a closing purchase transaction in the secondary market or otherwise, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

        The staff of the SEC has taken the position that purchased options not traded on registered domestic securities exchanges and the assets used as cover for written options not traded on such exchanges are generally illiquid securities. However, the staff has also opined that, to the extent a mutual fund sells an OTC option to a primary dealer that it considers creditworthy and contracts with such primary dealer to establish a formula price at which the fund would have the absolute right to repurchase the option, the fund would only be required to treat as illiquid the portion of the assets used to cover such option equal to the formula price minus the amount by which the option is in-the-money. Pending resolution of the issue, the Funds will treat such options and, except to the extent permitted through the procedure described in the preceding sentence, assets as subject to each such Fund's limitation on investments in securities that are not readily marketable.

        Interest Rate Futures Contracts (Both Funds). Although neither Fund presently intends to do so, each Fund may, to a limited extent, enter into interest rate futures contracts--i.e., contracts for the future delivery of securities or index-based futures contracts--that are, in the opinion of the Adviser, sufficiently correlated with the Fund's portfolio. These investments will be made primarily in an attempt to protect a Fund against the effects of adverse changes in interest rates (i.e., "hedging"). When interest rates are increasing and portfolio values are falling, the sale of futures contracts can offset a decline in the value of a Fund's current portfolio securities. The Funds will engage in such transactions primarily for bona fide hedging purposes.

        Options on Interest Rate Futures Contracts (Both Funds). The Funds may purchase put and call options on interest rate futures contracts, which give a Fund the right to sell or purchase the underlying futures contract for a specified price upon exercise of the option at any time during the option period. Each Fund may also write (sell) put and call options on such futures contracts. For options on interest rate futures that a Fund writes, such Fund will receive a premium in return for granting to the buyer the right to sell to the Fund or to buy from the Fund the underlying futures contract for a specified price at any time during the option period. As with futures contracts, each Fund will purchase or sell options on interest rate futures contracts primarily for bona fide hedging purposes.

        Risks of Options and Futures Contracts. A risk involved in the purchase and sale of futures and options is that a Fund may not be able to effect closing transactions at a time when it wishes to do so. Positions in futures contracts and options on futures contracts may be closed out only on an exchange or board of trade that provides an active market for them, and there can be no assurance that a liquid market will exist for the contract or the option at any particular time. To mitigate this risk, each Fund will ordinarily purchase and write options only if a secondary market for the options exists on a national securities exchange or in the over-the-counter market. Another risk is that during the option period, if a Fund has written a covered call option, it will have given up the opportunity to profit from a price increase in the underlying securities above the exercise price in return for the premium on the option (although, of course, the premium can be used to offset any losses or add to a Fund's income) but, as long as its obligation as a writer continues, such Fund will have retained the risk of loss should the price of the underlying security decline. In addition, a Fund has no control over the time when it may be required to fulfill its obligation as a writer of the option; once a Fund has received an exercise notice, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price.

        The Funds are permitted to engage in bona fide hedging transactions (as defined in the rules and regulations of the Commodity Futures Trading Commission) without any quantitative limitations. Futures and related option transactions which are not for bona fide hedging purposes may be used provided the total amount of the initial margin and any option premiums attributable to such positions does not exceed 5% of each Fund's liquidating value after taking into account unrealized profits and unrealized losses, and excluding any in-the-money option premiums paid. The Funds will not market, and are not marketing, themselves as commodity pools or otherwise as vehicles for trading in futures and related options. The Funds will segregate liquid assets such as cash, U.S. Government securities or other liquid high grade debt obligations to cover the futures and options.

        "When Issued" and "Forward Commitment" Transactions (Both Funds). The Funds may purchase securities on a when issued and delayed delivery basis and may purchase or sell securities on a forward commitment basis. When issued or delayed delivery transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. A forward commitment transaction is an agreement by a Fund to purchase or sell securities at a specified future date. When a Fund engages in these transactions, the Fund relies on the buyer or seller, as the case may be, to consummate the sale. Failure to do so may result in the Fund missing the opportunity to obtain a price or yield considered to be advantageous. When issued and delayed delivery transactions and forward commitment transactions may be expected to occur a month or more before delivery is due. However, no payment or delivery is made by a Fund until it receives payment or delivery from the other party to the transaction. A separate account of liquid assets equal to the value of purchase commitments will be maintained until payment is made. A separate account containing only liquid assets such as cash, U.S. Government Securities, or other liquid high grade debt obligations equal to the value of purchase commitments will be maintained with the Funds' custodian until payment is made.

        Loans of Portfolio Securities (Both Funds). To increase current income, each Fund may lend its portfolio securities in an amount up to 33 1/3% of each such Fund's total assets to brokers, dealers and financial institutions, provided certain conditions are met, including the condition that each loan is secured continuously by collateral maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned.

        Repurchase Agreements (Both Funds). The Funds may enter into repurchase agreements with U.S. banks and broker-dealers under which it acquires securities and obtains a simultaneous commitment from the seller to repurchase the securities at a specified time and at an agreed upon yield. The agreements will be fully collateralized and the value of the collateral, including accrued interest, marked-to-market daily. The agreements may be considered to be loans made by the purchaser, collateralized by the underlying securities. If the seller should default on its obligation to repurchase the securities, a Fund may experience a loss of income from the loaned securities and a decrease in the value of any collateral maintained, problems in exercising its rights to the underlying securities and costs and time delays in connection with the disposition of securities. No Fund may invest more than 15% of its net assets in repurchase agreements maturing in more than seven business days and in securities for which market quotations are not readily available. For more information about repurchase agreements, see "Investment Policies" in the SAI.

        Taxable Securities (Both Funds). Each Fund may at times elect to invest temporarily up to 20% of the current value of its total assets in taxable securities of the type described below pending the investment in tax exempt securities of proceeds of sales of Fund shares or proceeds from the sale of portfolio securities or in anticipation of redemptions. In addition, each Fund may invest up to 100% of its total assets in such taxable securities to maintain a temporary "defensive" posture during the existence of abnormal market or economic conditions, when, in the opinion of [ADVISOR'S NAME], it is advisable to do so. Each Fund may, under certain circumstances, invest up to 20% of its net assets in securities subject to the alternative minimum tax. During times when the Funds are maintaining a temporary defensive posture, they may be unable to achieve fully their investment objective.

        The types of taxable securities in which the Funds may invest include certain mortgage related securities and the following money market instruments which have remaining maturities not exceeding one year: (i) obligations of the United States Government, its agencies or instrumentalities; (ii) negotiable certificates of deposit and bankers' acceptances of United States banks which have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation; (iii) domestic commercial paper rated "P-1" by Moody's or "A-1" or "A-1+" by S&P or comparably rated by another nationally recognized statistical rating organization; and (iv) repurchase agreements. The Funds also have the right to hold cash equivalents of up to 100% of their total assets when [ADVISOR'S NAME] deems it necessary for temporary defensive purposes.

        Portfolio Turnover. The Funds generally will not engage in the trading of securities for the purpose of realizing short-term profits, but each Fund will adjust its portfolio as it deems advisable in view of prevailing or anticipated market conditions or fluctuations in interest rates to accomplish its respective investment objective. For example, each Fund may sell portfolio securities in anticipation of an adverse market movement. Other than for tax purposes, frequency of portfolio turnover will not be a limiting factor if a Fund considers it advantageous to purchase or sell securities. The Funds do not anticipate that the annual portfolio turnover rate will be in excess of 150% with respect to the Kansas Tax Exempt Fund and 300% with respect to the U.S. Intermediate Tax Exempt Fund. A high rate of portfolio turnover involves correspondingly greater transaction expenses than a lower rate, which expenses must be borne by each Fund and its shareholders. High portfolio turnover rates may also make it more difficult for the Funds to satisfy the requirement for qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), that less than 30% of each Funds' gross income in any tax year be derived from gains on the sale of securities held for less than three months.


                            MANAGEMENT OF THE FUNDS


        The business and affairs of each Fund are managed under the direction of the Board of Trustees. Information about the Trustees, as well as the Trust's executive officers, may be found in the SAI under the heading "Management--Trustees and Officers."


THE ADVISER:  [ADVISOR'S NAME]

        [ADVISOR'S NAME] ("________") provides investment advisory services to the Funds pursuant to an Advisory Agreement with the Trust (the "Advisory Agreement"). Subject to such policies as the Trust's Board of Trustees may determine, [ADVISOR'S NAME] makes investment decisions for the Funds. The Advisory Agreement provides that as compensation for services thereunder, [ADVISOR'S NAME] is entitled to receive from each Fund it manages a monthly fee at an annual rate based upon average daily net assets of each Fund of 0.30%.

        While [ADVISOR'S NAME] has no significant experience in managing
registered mutual funds, Ms.          , an ___________ of [ADVISOR'S NAME], has
significant experience in managing portfolios similar to the Funds.
Ms.________ has been with [ADVISOR'S NAME] since [     ] and was previously
with [            ] from______ to_______.

        [ADVISOR'S NAME], whose predecessor was formed in______, is the largest___________ in_______and provides_______________________ _____services to______________.  It is a wholly-owned subsidiary of__________________.
[ADVISOR'S NAME] acts as the investment adviser to a wide variety of trusts, individuals, institutions and corporations. Its investment management responsibilities, as of ___ _______,199_ included accounts with aggregate assets of approximately $_____billion. The principal business address of [ADVISOR'S NAME][ADDRESS]

        Based upon the advice of counsel, [ADVISOR'S NAME] believes that the performance of investment advisory services for the Funds will not violate the Glass-Steagall Act or other applicable banking laws or regulations. However, future statutory or regulatory changes, as well as future judicial or administrative decisions and interpretations of present and future statutes and regulations, could prevent [ADVISOR'S NAME] from continuing to perform such services for the Funds. If [ADVISOR'S NAME] were prohibited from acting as investment adviser to the Funds, it is expected that the Board of Trustees would recommend to shareholders approval of a new investment advisory agreement with another qualified investment adviser selected by the Board or that the Board would recommend other appropriate action.


THE SPONSOR AND DISTRIBUTOR

        [ADMINISTRATOR],[ADDRESS], acts as Sponsor of the Funds.
[ADMINISTRATOR] is primarily an institutional brokerage firm with membership on the New York, American, Boston, Midwest, Pacific and Philadelphia Stock Exchanges.[ADMINISTRATOR] also serves as administrator and distributor of other mutual funds. [DISTRIBUTOR'S NAME] is a subsidiary of [ADMINISTRATOR] and was
organized specifically to distribute the [          ] Funds.

        In addition to sales charges paid to dealers, [DISTRIBUTOR'S NAME] may from time to time pay a bonus or other incentive to dealers which employ registered representatives who sell a minimum dollar amount of shares of the Funds. Such bonus or other incentive may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to places within or without the United States, or other bonuses, such as gift certificates or the cash equivalent of such bonuses.


ADMINISTRATIVE SERVICES

        The Funds have also entered into an Administrative Services Contract with[ADMINISTRATOR] pursuant to which [ADMINISTRATOR] provides certain management and administrative services necessary for the Funds' operations including: (i) general supervision of the operation of the Funds including coordination of the services performed by the Funds' investment adviser, transfer agent, custodian, independent accountants and legal counsel, regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions, and preparation of proxy statements and shareholder reports for the Funds; (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Funds' Officers and Board of Trustees; and (iii) furnishing office space and certain facilities required for conducting the business of the Funds. For these services, [ADMINISTRATOR] receives from each Fund a fee, payable monthly, at the annual rate of 0.15% of each Fund's average daily net assets. Pursuant to a Services Agreement between the Trust and the Administrator, [ADMINISTRATOR] assists the Trust with certain transfer and dividend disbursing agent functions and receives a fee of $15 per account per year plus out-of-pocket expenses. Pursuant to a Fund Accounting Agreement between the Trust and the Administrator, the Administrator assists the Trust in calculating net asset values and provides certain other accounting services for each Fund described therein, for an annual fee of $30,000 per Fund plus out-of-pocket expenses.


SERVICE ORGANIZATIONS

        Various banks, trust companies, broker-dealers (other than the Sponsor) or other financial organizations (collectively, "Service Organizations") also may provide administrative services for the Funds, such as maintaining shareholder accounts and records. The Funds may pay fees to Service Organizations (which vary depending upon the services provided) in amounts up to an annual rate of 0.05% of the daily net asset value of the Funds' shares owned by shareholders with whom the Service Organization has a servicing relationship.

        Some Service Organizations may impose additional or different conditions on their clients, such as requiring their clients to invest more than a Fund's minimum initial or subsequent investments or charging a direct fee for servicing. If imposed, these fees would be in addition to any amounts which might be paid to the Service Organization by the Funds. Each Service Organization has agreed to transmit to its clients a schedule of any such fees. Shareholders using Service Organizations are urged to consult with them regarding any such fees or conditions.

        The Glass-Steagall Act and other applicable laws provide that, among other things, banks may not engage in the business of underwriting, selling or distributing securities. There is currently no precedent prohibiting banks from performing administrative and shareholder servicing functions as Service Organizations. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either Federal or state regulations relating to the permissible activities of banks and their subsidiaries or affiliates, could prevent a bank Service Organization from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders of the Funds and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.


OTHER EXPENSES

        Each Fund bears all costs of its operations other than expenses specifically assumed by [ADMINISTRATOR], [DISTRIBUTOR'S NAME] or [ADVISOR'S NAME]. The costs borne by the Funds include legal and accounting expenses; Trustees' fees and expenses; insurance premiums; custodian and transfer agent fees and expenses; expenses incurred in acquiring or disposing of the Funds' portfolio securities; expenses of registering and qualifying the Funds' shares for sale with the SEC and with various state securities commissions; expenses of obtaining quotations on the Funds' portfolio securities and pricing of the Funds' shares; expenses of maintaining the Funds' legal existence and of shareholders' meetings; and expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses. Each Fund bears its own expenses associated with its establishment as a series of the Trust; these expenses are amortized over a five-year period from the commencement of a Fund's operations. See "Management" in the SAI. Trust expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among all of the Funds in the Trust in relation to the net assets of each Fund.


PORTFOLIO TRANSACTIONS

        Pursuant to the Investment Advisory Contract, the Adviser places orders for the purchase and sale of portfolio investments for the Funds' accounts with brokers or dealers selected by it in its discretion.

        In effecting purchases and sales of portfolio securities for the account of the Funds, the Adviser will seek the best available price and most favorable execution of the Funds' orders. Trading does, however, involve transaction costs. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter. The Adviser may cause a Fund to pay commissions higher than another broker-dealer would have charged if the Adviser believes the commission paid is reasonable in relation to the value of the brokerage and research services received by the Adviser. Broker-dealers are selected on the basis of a variety of factors such as reputation, capital strength, size and difficulty of order, sale of Fund shares and research provided to the Adviser.



                              FUND SHARE VALUATION


        The net asset value per share of the Funds is calculated at 4:15 p.m. (Eastern time), Monday through Friday, on each day the New York Stock Exchange is open for trading, which excludes the following business holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of the Funds is computed by dividing the value of each Fund's net assets (i.e., the value of the assets less the liabilities) by the total number of such Fund's outstanding shares. All expenses, including fees paid to the Adviser, [ADMINISTRATOR] and [DISTRIBUTOR'S NAME], are accrued daily and taken into account for the purpose of determining the net asset value.

        Securities listed on an exchange are valued on the basis of the last sale prior to the time the valuation is made. If there has been no sale since the immediately previous valuation, then the current bid price is used. Quotations are taken for the exchange where the security is primarily traded. Over-the-counter securities are valued on the basis of the bid price at the close of business on each business day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Notwithstanding the above, bonds and other fixed-income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees.


                      PRICING AND PURCHASE OF FUND SHARES


        Orders for the purchase of shares will be executed at the net asset value per share next determined after an order has been received.

        All funds received by the Funds are invested in full and fractional shares of the appropriate Fund. Certificates for shares are not issued. [ADMINISTRATOR] maintains records of each shareholder's holdings of Fund shares, and each shareholder receives a statement of transactions, holdings and dividends. The Funds reserve the right to reject any purchase.

An investment may be made using any of the following methods:

        Through an Authorized Broker, Investment Adviser or Service Organization. Shares are available to new and existing shareholders through authorized brokers, investment advisers and Service Organizations. To make an investment using this method, simply complete a Purchase Application and contact your broker, investment adviser or Service Organization with instructions as to the amount you wish to invest. Your broker will then contact [DISTRIBUTOR'S NAME] to place the order on your behalf on that day.

        Orders received by your broker or Service Organization for a Fund in proper order prior to the determination of net asset value and transmitted to [DISTRIBUTOR'S NAME] prior to the close of its business day (which is currently 5:00 p.m., Eastern time), will become effective that day. Brokers who receive orders are obligated to transmit them promptly. You should receive written confirmation of your order within a few days of receipt of instructions from your broker.

        By Wire. Investments may be made directly through the use of wire transfers of Federal funds. Contact your bank and request it to wire Federal funds to the applicable Fund. In most cases, your bank will either be a member of the Federal Reserve Banking System or have a relationship with a bank that is. Your bank will normally charge you a fee for handling the transaction. To purchase shares by a Federal funds wire, please first contact [ADMINISTRATOR] Mutual Funds Client Services at (800) 557-3768. They will establish a record of information for the wire to insure the correct processing of funds. You can reach the Wire Desk at (800) 557-3768.

        Then, have your bank wire funds using the following instructions:

                 [INSTRUCTIONS]

        As long as you have read the Prospectus, you may establish a new regular account through the Wire Desk; IRAs may not be opened in this way.
When new accounts are established by wire, the distribution options will be set to reinvest and the social security or tax identification number ("TIN") will not be certified until a signed application is received. Completed applications should be forwarded immediately to [DISTRIBUTOR'S NAME]. With the Purchase Application, the shareholder can specify other distribution options and add any special features offered by a Fund. Should any dividend distributions or redemptions be paid before the TIN is certified, they will be subject to 31% Federal tax withholding.

        Institutional Accounts. Bank trust departments and other institutional accounts, not subject to sales charges, may place orders directly with [DISTRIBUTOR'S NAME] by telephone at (800) 557-3768.

                            EXCHANGE OF FUND SHARES


        The Funds offer two convenient ways to exchange shares in one Fund for shares in another Fund in the Trust. Before engaging in an exchange transaction, a shareholder should read carefully the Prospectus describing the Fund into which the exchange will occur, which is available without charge and can be obtained by writing to [ADMINISTRATOR] Mutual Fund Department, 237 Park Avenue, New York, New York 10017, or by calling (800) 557-3768. A shareholder may not exchange shares of one Fund for shares of another Fund if both or either are not qualified for sale in the state of the shareholder's residence. The minimum amount for an initial exchange is $500. No minimum is required in subsequent exchanges. The Trust may terminate or amend the terms of the exchange privilege at any time.

        A new account opened by exchange must be established with the same name(s), address and social security number as the existing account. All exchanges will be made based on the net asset value next determined following receipt of the request by a Fund in good order.

        An exchange is taxable as a sale of a security on which a gain or loss may be recognized. Shareholders should receive written confirmation of the exchange within a few days of the completion of the transaction. Shareholders will receive at least 60 days' prior written notice of any modification or termination of the exchange privilege.

        Exchange by Mail. To exchange Fund shares by mail, simply send a letter of instruction to [ADMINISTRATOR]. The letter of instruction must include: (i) your account number; (ii) the Fund from and the Fund into which you wish to exchange your investment; (iii) the dollar or share amount you wish to exchange; and (iv) the signatures of all registered owners or authorized parties. All signatures must be guaranteed by an eligible guarantor institution including a member of a national securities exchange or by a commercial bank or trust company, broker-dealers, credit unions and savings associations.

        Exchange by Telephone. To exchange Fund shares by telephone or if you have any questions simply call the Funds at (800) 557- 3768. You should be prepared to give the telephone representative the following information: (i) your account number, social security number and account registration; (ii) the name of the Fund from and the Fund into which you wish to transfer your investment; and (iii) the dollar or share amount you wish to exchange. The conversation may be recorded to protect you and the Funds. Telephone exchanges are available only if the shareholder so indicates by checking the "yes" box on the Purchase Application. See "Redemption of Fund Shares--By Telephone" for a discussion of telephone transactions generally.

        Automatic Investment Program. An eligible shareholder may also participate in the Automatic Investment Program, an investment plan that automatically debits money from the shareholder's bank account and invests it in one or more of the Funds in the Trust through the use of electronic funds transfers or automatic bank drafts. Shareholders may elect to make subsequent investments by transfers of a minimum of $500 on either the fifth or twentieth day of each month into their established Fund account. Contact the Funds for more information about the Automatic Investment Program.


                           REDEMPTION OF FUND SHARES


        Shareholders may redeem their shares, in whole or in part, on any business day. Shares will be redeemed at the net asset value next determined after a redemption request in good order has been received by the applicable Fund. See "Determination of Net Asset Value." A redemption may be a taxable transaction on which gain or loss may be recognized.

        Where the shares to be redeemed have been purchased by check, the redemption request will be returned if the purchasing check has not cleared, which may take up to 15 days. Shareholders may avoid this delay by investing through wire transfers of Federal funds. During the period prior to the time the shares are redeemed, dividends on the shares will continue to accrue and be payable and the shareholder will be entitled to exercise all other beneficial rights of ownership.

        Once the shares are redeemed, a Fund will ordinarily send the proceeds by check to the shareholder at the address of record on the next business day. The Funds may, however, take up to seven days to make payment. This will not be the customary practice. Also, if the New York Stock Exchange is closed (or when trading is restricted) for any reason other than the customary weekend or holiday closing or if an emergency condition as determined by the SEC merits such action, the Funds may suspend redemptions or postpone payment dates.

        Redemption Methods. To ensure acceptance of your redemption request, it is important to follow the procedures described below. Although the Funds have no present intention to do so, the Funds reserve the right to refuse or to limit the frequency of any telephone or wire redemptions. Of course, it may be difficult to place orders by telephone during periods of severe market or economic change, and a shareholder should consider alternative methods of communications, such as couriers. The Funds' services and their provisions may be modified or terminated at any time by the Funds. If the Funds terminate any particular service, they will do so only after giving written notice to shareholders. Redemption by mail will always be available to shareholders.

        You may redeem your shares using any of the following methods:

        Through an Authorized Broker, Investment Adviser or Service Organization. You may redeem your shares by contacting your broker or investment adviser and instructing him or her to redeem your shares. He or she will then contact [DISTRIBUTOR'S NAME] and place a redemption trade on your behalf. He or she may charge you a fee for this service.

        By Mail. You may redeem your shares by sending a letter directly to [DISTRIBUTOR'S NAME]. To be accepted, a letter requesting redemption must include: (i) the Fund name and account registration from which you are redeeming shares; (ii) your account number; (iii) the amount to be redeemed,
(iv) the signatures of all registered owners; and (v) a signature guarantee by any eligible guarantor institution including a member of a national securities exchange or a commercial bank or trust company, broker-dealers, credit unions and savings associations. Corporations, partnerships, trusts or other legal entities will be required to submit additional documentation.

        By Telephone. You may redeem your shares by calling the Funds toll free at (800) 557-3768. You should be prepared to give the telephone representative the following information: (i) your account number, social security number and account registration; (ii) the Fund name from which you are redeeming shares; and (iii) the amount to be redeemed. The conversation may be recorded to protect you and the Funds. Telephone redemptions are available only if the shareholder so indicates by checking the "yes" box on the Purchase Application or on the Optional Services Form. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Funds fail to employ such reasonable procedures, they may be liable for any loss, damage or expense arising out of any telephone transactions purporting to be on a shareholder's behalf. In order to assure the accuracy of instructions received by telephone, the Funds require some form of personal identification prior to acting upon instructions received by telephone, record telephone instructions and provide written confirmation to investors of such transactions. Redemption requests transmitted via facsimile will not be accepted.

        By Wire. You may redeem your shares by contacting the Funds by mail or telephone and instructing them to send a wire transmission to your personal bank.

        Your instructions should include: (i) your account number, social security or tax identification number and account registration; (ii) the Fund name from which you are redeeming shares; and (iii) the amount to be redeemed. Wire redemptions can be made only if the "yes" box has been checked on your Purchase Application, and attach a copy of a void check of account where proceeds are to be wired. Your bank may charge you a fee for receiving a wire payment on your behalf.

        Systematic Withdrawal Plan. An owner of $10,000 or more of shares of a Fund may elect to have periodic redemptions from his account to be paid on a monthly, quarterly, semiannual or annual basis. The minimum periodic payment is $100. A sufficient number of shares to make the scheduled redemption will normally be redeemed on the date selected by the shareholder. Depending on the size of the payment requested and fluctuation in the net asset value, if any, of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account. A shareholder may request that these payments be sent to a predesignated bank or other designated party. Capital gains and dividend distributions paid to the account will automatically be reinvested at net asset value on the distribution payment date.

        Redemption of Small Accounts. Due to the disproportionately higher cost of servicing small accounts, each Fund reserves the right to redeem, on not less than 30 days' notice, an account in a Fund that has been reduced by a shareholder to $500 or less. However, if during the 30-day notice period the shareholder purchases sufficient shares to bring the value of the account above $500, this restriction will not apply.

        Redemption in Kind. All redemptions of shares of the Funds shall be made in cash, except that the commitment to redeem shares in cash extends only to redemption requests made by each shareholder of a Fund during any 90-day period of up to the less of $250,000 or 1% of the net asset value of that Fund at the beginning of such period. This commitment is irrevocable without the prior approval of the SEC and is a fundamental policy of the Funds that may not be changed without shareholder approval. In the case of redemption requests by shareholders in excess of such amounts, the Board of Trustees reserves the right to have the Funds make payment, in whole or in part, in securities or other assets, in case of an emergency or any time a cash distribution would impair the liquidity of a Fund to the detriment of the existing shareholders. In this event, the securities would be valued in the same manner as the securities of that Fund are valued. If the recipient were to sell such securities, he or she could receive less than the redemption value of the securities and could incur certain transaction costs.


                DIVIDENDS, DISTRIBUTIONS AND FEDERAL INCOME TAX


        The Funds intend to distribute to their shareholders substantially all of their net tax-exempt interest income and their investment company taxable income (which includes, among other items, dividends and taxable interest in excess of expenses and, if any, net short-term capital gains over net long-term capital losses). The Funds will declare distributions of such income daily and pay those dividends monthly. The Funds intend to distribute, at least annually, substantially all net capital gain (the excess of net long-term capital gains over net short-term capital losses). In determining amounts of capital gains to be distributed, any capital loss carryovers from prior years will be applied against capital gains.

        Distributions will be paid in additional Fund shares based on the net asset value at the close of business on the payment date of the distribution, unless the shareholder elects in writing, not less than five full business days prior to the record date, to receive such distributions in cash. Dividends declared in, and attributable to, the preceding month will be paid within five business days after the end of each month. Shares purchased will begin earning dividends on the day after the purchase order is executed, and shares redeemed will earn dividends through the day the redemption is executed. Investors who redeem all or a portion of Fund shares prior to a dividend payment date will be entitled on the next dividend payment date to all dividends declared but unpaid on those shares at the time of their redemption.

        Each Fund intends to be treated as a regulated investment company under the Federal tax law. As such, the Funds generally will not pay Federal income tax on the income and gains a Fund pays as dividends to its shareholders. In order to avoid a 4% Federal excise tax, the Funds intend to distribute each year all of their income and gains.

        To the extent that a Fund's dividends distributed to shareholders are derived from interest income exempt from Federal income tax and are designated as exempt-interest dividends by the Fund, they will be excludable from a shareholder's gross income for regular Federal income tax purposes. A Fund will be qualified to pay exempt-interest dividends if, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities on which interest payments are exempt from Federal income tax under section 103 of the Internal Revenue Code of 1986, as amended (the "Code"). The Funds will inform shareholders annually as to the portion of the distribution paid which constitutes exempt-interest dividends. The Funds are authorized to make investments which will give rise to taxable rather that tax-exempt income. To the extent that a Fund's dividends are derived from income from its taxable investments and from gain recognized by it, they will be taxable to shareholders in the manner described above.

        Tax-exempt interest on private activity bonds and exempt-interest dividends attributable to private activity bonds generally are treated as tax preference items for purposes of the Federal alternative minimum tax. The Funds may purchase private activity bonds, such as industrial development bonds that may be subject to the alternative minimum tax.

        The entire amount of exempt-interest dividends received from a Fund will be part of an adjustment in computing Federal alternative minimum taxable income for purposes of the Alternative Minimum Tax and the Environmental Tax under Code Section 59A.

        Up to 85% of an individual's social security benefits and certain railroad retirement benefits may be subject to Federal income tax. Along with other factors, total tax-exempt income, including exempt-interest dividends, is used to calculate the portion of such benefits that are taxed.

        There could be retroactive revocation of the tax-exempt status of certain municipal obligations after their issuance. It is not possible to predict the precise impact of these provisions, but they may affect the value of the securities in a Fund's portfolio.

        Shareholders should be aware that redeeming shares of a Fund after tax-exempt interest income has been accrued by the Fund but before that income has been declared as a dividend may be disadvantageous. This is because the gain, if any, on the redemption will be taxable, even though such gain may be attributable in part to the accrued tax-exempt interest which, if distributed to the shareholder as a dividend rather that as redemption proceeds, might have qualified as an exempt interest dividend. All or a portion of interest on indebtedness incurred or continued (or deemed under tax rules to be incurred or continued) by shareholders to purchase or carry shares of the Funds may not be deductible for Federal income tax purposes.

        The treatment for state, local and municipal tax purposes of distributions of exempt-interest dividends and dividends derived from interest on certain Federal obligations will vary according to the laws of state and local taxing authorities. Exempt-interest dividends and other dividends may be subject to state and local taxation. Investors should consult with their tax advisers as to the availability of any exemptions from such taxes. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by private activity bonds may suffer adverse tax consequences from investing in a Fund and, therefore, should consult their tax advisers before purchasing a Fund's shares. In some instances, a state or city may exempt from tax the portion of the distribution from a Fund that represents interest received on obligations of that state or its political subdivisions and on certain Federal obligations. Under the laws of certain other states and cities, the entire amount of any such distribution may be taxable.

        The preceding discussion primarily relates to Federal income taxes; the consequences under other tax laws may differ. For additional information relating to taxation, see the SAI.

                            INVESTMENT RESTRICTIONS


        (1) The Funds may not borrow money or pledge or mortgage their assets, except that a Fund may borrow from banks up to 10% of the current value of its total net assets for temporary or emergency purposes and those borrowings may be secured by the pledge of not more than 15% of the current value of the Fund's total net assets (but investments may not be purchased by a Fund while any such borrowings exist).

        (2) The Funds may not make loans, except that the Funds may enter into repurchase agreements with respect to portfolio securities and may purchase the types of debt instruments described in this Prospectus.

        The foregoing investment restrictions and those described in the SAI as fundamental are policies of the Fund which may be changed only when permitted by law and approved by the holders of a majority of a Fund's outstanding voting securities as described under "Other Information Voting."

        Each Fund will invest less than 25% of its total assets in the securities of any one industry. For this purpose, U.S. Government securities (and repurchase agreements related thereto) and Kansas Municipal Obligations are not considered securities of a single industry.

        If a percentage restriction on investment policies or the investment or use of assets set forth in this Prospectus are adhered to at the time a transaction is effected, later changes in percentage resulting from changing values will not be considered a violation.


                        RISKS OF INVESTING IN THE FUNDS


CERTAIN RISK CONSIDERATIONS

        The price per share of the Funds will fluctuate with changes in value of the investments held by the Funds. For example, the value of shares of the Funds will generally fluctuate inversely with the movements in interest rates.

        There is, of course, no assurance that a Fund will achieve its investment objective or be successful in preventing or minimizing the risk of loss that is inherent in investing in particular types of investment products. In order to attempt to minimize that risk, the Adviser monitors developments in the economy, the securities markets, and with each particular issuer.

        Because the Kansas Tax-Free Fund will concentrate its investment in Kansas Municipal Obligations, it may be affected by political, economic or regulatory factors that may impair the ability of Kansas issuers to pay interest on or to repay the principal of their debt obligations. Kansas Municipal Obligations may be subject to greater price volatility than municipal obligations in general as a result of the effect of supply and demand for these securities which, in turn, could cause greater volatility in the value of the shares of the Kansas Tax-Free Fund.

        [Kansas ranks as the thirty-second largest state in terms of population. As of July, 1993 population is estimated to be 2,531,000 which is up 0.6% from July, 1992. Population increased 4.8% over the 10 year period 1980 through 1990 as compared with the national growth rate of 9.8%. Its economy is based primarily on agriculture. Based on March 1994 employment statistics from the U.S. Bureau of Labor Statistics, services is the largest employment sector with 24.0% of non-farm employment followed by trade at 23.87%, government at 20.72%, manufacturing at 15.80%, transportation and public utilities at 5.89%, financial insurance and real estate at 5.07%, and construction at 3.91% and mining less than 1%. Unemployment is at 5.8%, compared to a national rate of 6.5%. The 1993 state per capita personal income was $20,139, which was 97% of the national average of $20,817. Little long-term effects are effected from earlier floods.]

        [The State's 1993 general fund showed total revenues of 2.93 billion against total expenditures of 2.69 billion. The primary revenue source of the state are taxes which contributed 57% of total revenue in fiscal 1990. The general fund currently has a balance of $385 million. Currently, the State has no long-term debt, therefore there are no debt ratings to report.]

        To provide somewhat greater investment flexibility, The Kansas Tax-Free Fund is a "nondiversified" fund under the Investment Company Act of 1940 and, as such, is not required to meet any diversification requirements under that Act. However, the Fund must, nevertheless, meet certain diversification tests to qualify as a regulated investment company under the Code. The Fund may use its ability as a non-diversified fund to concentrate its assets in the securities of a smaller number of issuers which the Adviser deems to be attractive investments, rather than invest in a larger number of securities merely to satisfy non-tax diversification requirements. While the Adviser believes that this ability to concentrate the investments of the Fund in particular issuers is an advantage when investing in Kansas Municipal Obligations, such concentration also involves a risk of loss to the Fund should the issuer be unable to make interest or principal payments thereon or should the market value of such securities decline. Investment in a non-diversified Fund could, therefore, entail greater risks than investment in a "diversified" Fund, including a risk of greater fluctuations in yield and share price.

        Obligations of issuers of Kansas Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bank Reform Act of 1978. In addition, the obligations of such issuers may become subject to the laws enacted in the future by Congress or the Kansas legislatures or by referenda extending the time for payment or principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its Kansas Municipal Obligations may be materially affected. Additional considerations relating to the risks of investing in Kansas Municipal Obligations are presented in the SAI.


                               OTHER INFORMATION


CAPITALIZATION

        [          ] Trust was organized as a Delaware business trust on
________,1996 and currently consists of nine separately managed portfolios, three of which are described in this Prospectus. The Board of Trustees may establish additional portfolios in the future. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. When issued, shares of the Funds are fully paid, non-assessable and freely transferable.

        Each Fund also offers a Service Class of shares. Service Class shares are offered at net asset value without a sales load only to certain institutional investors, or other investors who at the time of purchase have a
balance of $1,000 or more invested in any of the [          ] Funds, are
purchasers through a trust investment manager or account manager or administered by the Adviser, are employees or ex-employees of
[ ]Corporation or any of its affiliates,  employees of [              ],
[ADMINISTRATOR], or any other service provider, or  employees of any trust
customer of [              ]Corporation or any of its affiliates.
Shareholders in the Premium Class of shares are subject to an additional shareholder servicing charge of up to 0.50% of average net assets to which Service Class shareholders are not subject.

        Under Delaware law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote.

VOTING

        Shareholders have the right to vote in the election of Trustees and on any and all matters on which, by law or under the provisions of the Declaration of Trust, they may be entitled to vote. The Trust is not required to hold regular annual meetings of the Funds' shareholders and does not intend to do so. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust and in connection with such meeting to comply with the shareholders' communications provisions of Section 16(c) of the Act. See "Other Information--Voting Rights" in the SAI.

        Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). As used in this Prospectus, the phrase "vote of a majority of the outstanding shares" of a Fund (or the Trust) means the vote of the lesser of: (1) 67% of the shares of a Fund (or the Trust) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of a Fund (or the Trust).


PERFORMANCE INFORMATION

        The Funds may, from time to time, include yield and total return information in advertisements or reports to shareholders or prospective investors. Shareholders of the Premium Class of shares will experience a lower net return on their investment than shareholders of the Service Class of shares because of the additional shareholder servicing charge to which Premium Class shareholders are subject. The methods used to calculate the yield and total return of the Funds are mandated by the SEC.

        Quotations of "yield" will be based on the investment income per share during a particular 30-day (or one month) period (including dividends and interest), less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the maximum public offering price per share on the last day of the period.

        Quotations of yield and effective yield reflect only a Fund's performance during the particular period on which the calculations are based. Yield and effective yield for a Fund will vary based on changes in market conditions, the level of interest rates and the level of that Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

        Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in that Fund over periods of 1, 5 and 10 years (up to the life of that Fund), reflect the deduction of a proportional share of Fund expenses (on an annual basis), and assume that all dividends and distributions are reinvested when paid.

        A Fund may also advertise its "taxable equivalent yield." Taxable equivalent yield is the yield that an investment, subject to Federal and Kansas personal income taxes, would need to earn in order to equal, on an after-tax basis, the yield on an investment exempt from such taxes (normally calculated assuming the maximum combined Federal and Kansas marginal tax rate). A taxable equivalent yield quotation for a Fund will be higher than the yield or the effective yield quotations for a Fund.

        [The following table shows how to translate the yield of an investment that is exempt from Federal and Kansas personal income taxes into a taxable equivalent yield for the 1994 taxable year. The last four columns of the table show approximately how much a taxable investment would have to yield in order to generate an after-tax (Federal and Kansas personal income taxes) yield of 4%, 5%, 6% and 7%. For example, the table shows __________________]



ACCOUNT SERVICES

        All transactions in shares of the Funds will be reflected in a statement for each shareholder. In those cases where a Service Organization or its nominee is shareholder of record of shares purchased for its customer, the Funds have been advised that the statement may be transmitted to the customer at the discretion of the Service Organization.

        [ADMINISTRATOR] acts as the Funds' transfer agent. The Trust compensates [ADMINISTRATOR], the Trust's administrator, pursuant to a Services Agreement described on page __ of this Prospectus, for providing personnel and facilities to perform dividend disbursing and transfer agency-related services for the Trust.


SHAREHOLDER INQUIRIES

        All shareholder inquiries should be directed to [ADMINISTRATOR] Mutual Funds Department, 237 Park Avenue, New York, New York 10017.

General and Account Information: (800) 557-3768.

                                    APPENDIX


DESCRIPTION OF MOODY'S BOND RATINGS:

        Excerpts from Moody's description of its four highest bond ratings are listed as follows: Aaa -- judged to be the best quality and they carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds; A--possess many favorable investment attributes and are to be considered as "upper medium grade obligations"; Baa--considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

        Moody's also supplies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking toward the lower end of the category.


DESCRIPTION OF S&P'S BOND RATINGS:

        Excerpts from S&P's description of its four highest bond ratings are listed as follows: AAA-- highest grade obligations, in which capacity to pay interest and repay principal is extremely strong; AA--also qualify as high grade obligations, having a very strong capacity to pay interest and repay principal, and differs from AAA issues only in a small degree; A--regarded as upper medium grade, having a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB--regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

        S&P applies indicators "+, -," no character, and relative standing within the major rating categories.

DESCRIPTION OF MOODY'S RATINGS OF NOTES AND VARIABLE RATE DEMAND INSTRUMENTS:

        Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or MIG. Such ratings recognize the differences between short-term credit and long-term risk. Short-term ratings on issues with demand features (variable rate demand obligations) are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payments relying on external liquidity.

MIG 1/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This denotes high quality. Margins of protection are ample although not as large as in the preceding group.


DESCRIPTION OF MOODY'S TAX-EXEMPT COMMERCIAL PAPER RATINGS:

        Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations which have an original maturity not exceeding nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. The following designations, all judged to be investment grade, indicate the relative repayment ability of rated issuers of securities in which the Trust may invest.

        PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations.

        PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term promissory obligations.


DESCRIPTION OF S&P'S RATINGS FOR MUNICIPAL BONDS:

INVESTMENT GRADE

        AAA: Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

        AA: Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

        A: Debt rated "A" has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

        BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.


DESCRIPTION OF S&P'S RATINGS FOR INVESTMENT GRADE MUNICIPAL NOTES AND SHORT-TERM DEMAND OBLIGATIONS:

        SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

        SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest.

DESCRIPTION OF S&P'S RATINGS FOR DEMAND OBLIGATIONS AND TAX-EXEMPT COMMERCIAL
PAPER:

        An S&P commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 365 days. The two rating categories for securities in which the Trust may invest are as follows:

        A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation.

        A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

            [          ]                                                                       TRUST

                                                                                            A FAMILY OF
            Address for                                                                    MUTUAL FUNDS
            Trust Clients of [ADVISOR'S NAME]
            -----------------------------------------

            [ADDRESS]

                                                                        KANSAS INTERMEDIATE TAX EXEMPT FUND SEEKS TO
            Investment Adviser                                          PROVIDE CURRENT INCOME FROM FEDERAL AND KANSAS
            ------------------                                          TAXATION.

            [ADVISOR'S NAME]
            [ADDRESS]                                                   U.S. INTERMEDIATE TAX EXEMPT FUND SEEKS TO PROVIDE
                                                                        INCOME EXEMPT FROM FEDERAL TAXATION.

            Administrator and Sponsor
            -------------------------

            [ADMINISTRATOR]
            [ADDRESS]

            Distributor
            -----------

            [DISTRIBUTOR].
            [ADDRESS]

            Custodian
            ---------

            [ADVISOR'S NAME]
            [ADDRESS]

            Counsel
            -------

            Baker & McKenzie
            805 Third Avenue
            New York, New York  10022

            Independent Accountants                                                         PROSPECTUS
            -----------------------

            [INDEPENDENT ACCOUNTANTS]                                                      July __, 1994
            [ADDRESS]
                                                                                        Investment Adviser
                                                                                         [ADVISOR'S NAME]

                                 FS FUNDS TRUST
                                   [ADDRESS]
                 General and Account Information:  (800)_______
--------------------------------------------------------------------------------

                     [ADVISER'S NAME] --Investment Adviser
                                  ("_______")

                      [ADVISER'S NAME]--Investment Adviser
                 for the Cash Reserve Money Market Fund ("___")

                               [ADMINISTRATOR] -
                           Administrator and Sponsor
                          ("______" or the "Sponsor")

                             [Distributor's Name] -
                                  Distributor
                        ("_______" or the "Distributor")

                      STATEMENT OF ADDITIONAL INFORMATION

          This Statement of Additional Information (the "SAI") describes two money market funds (the "Money Market Funds") and nine non-money market funds (the "Non-Money Market Funds") (collectively, the "Funds"), all of which are managed by [Adviser's Name], except the Cash Reserve Money Market Fund, which is managed by [Adviser's Name]. The Funds are:

          MONEY MARKET FUNDS

          -    U.S. Treasury Reserve Money Market Fund
          -    Cash Reserve Money Market Fund

          NON MONEY MARKET FUNDS

          -    Short-Term Treasury Income Fund
          -    Intermediate Bond Income Fund
          -    Bond Income Fund
          -    Stock Appreciation Fund
          -    Aggressive Stock Appreciation Fund
          -    Value Stock Appreciation Fund
          -    International Equity Fund
          -    U.S. Intermediate Tax Exempt Fund
          -    Kansas Intermediate Tax Exempt Fund

          Each Fund constitutes a separate investment portfolio with distinct investment objectives and policies. Shares of the Funds are sold to the public by [Distributor] as an investment vehicle for individuals, institutions, corporations and fiduciaries, including customers of [Adviser's Name] or its affiliates.

          This SAI is not a prospectus and is only authorized for distribution when preceded or accompanied by a prospectus for the applicable Fund dated ___________, 1996 (the "Prospectus"). This SAI contains additional and more detailed information than that set forth in each Prospectus and should be read in conjunction with the applicable Prospectus. The Prospectuses may be obtained without charge by writing or calling the Funds at the address and information numbers printed above.

January __, 1996

                               TABLE OF CONTENTS


                                                                          Page
                                                                          ----
INVESTMENT POLICIES . . . . . . . . . . . . . . . . . . . . . . . . . . . .  2

INVESTMENT RESTRICTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . 13

MANAGEMENT  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 16
     Trustees and Officers  . . . . . . . . . . . . . . . . . . . . . . . . 16
     Trustees and Officers of [_______] . . . . . . . . . . . . . . . . . . 18
     Investment Advisers  . . . . . . . . . . . . . . . . . . . . . . . . . 20
     International Portfolio  . . . . . . . . . . . . . . . . . . . . . . . 21
     Distribution of Fund Shares  . . . . . . . . . . . . . . . . . . . . . 22
     Distribution Plan  . . . . . . . . . . . . . . . . . . . . . . . . . . 23
     Administrative Services  . . . . . . . . . . . . . . . . . . . . . . . 24
     Service Organizations  . . . . . . . . . . . . . . . . . . . . . . . . 25

EXPENSES AND EXPENSE LIMITS . . . . . . . . . . . . . . . . . . . . . . . . 26

DETERMINATION OF NET ASSET VALUE  . . . . . . . . . . . . . . . . . . . . . 27

PORTFOLIO TRANSACTIONS  . . . . . . . . . . . . . . . . . . . . . . . . . . 29
     Portfolio Turnover . . . . . . . . . . . . . . . . . . . . . . . . . . 31

TAXATION  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 31
      Kansas Tax Exempt Fund and U.S. Intermediate
       Tax Exempt Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . 39

OTHER INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 43
     Capitalization . . . . . . . . . . . . . . . . . . . . . . . . . . . . 43
     Voting Rights  . . . . . . . . . . . . . . . . . . . . . . . . . . . . 44
     Custodian Transfer Agent and Dividend
       Disbursing Agent . . . . . . . . . . . . . . . . . . . . . . . . . . 44
     Experts  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 45
     Yield and Performance Information  . . . . . . . . . . . . . . . . . . 45

                              INVESTMENT POLICIES

          The Prospectuses discuss the investment objectives of the Funds and the policies to be employed to achieve those objectives. This section contains supplemental information concerning certain types of securities and other instruments in which the Funds may invest, the investment policies and portfolio strategies that the Funds may utilize, and certain risks attendant to such investments, policies and strategies.

          U.S. Government Agency Obligations (All Funds, except U.S. Treasury Reserve Money Market Fund and Short-Term Treasury Income Fund). These Funds may invest in obligations of agencies of the United States Government. Such agencies include, among others, Farmers Home Administration, Federal Farm Credit System, Federal Housing Administration, Government National Mortgage Association, Maritime Administration, Small Business Administration, and The Tennessee Valley Authority. The Funds may purchase securities issued or guaranteed by the Government National Mortgage Association which represent participations in Veterans Administration and Federal Housing Administration backed mortgage pools. Obligations of instrumentalities of the United States Government include securities issued by, among others, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Land Banks, Federal National Mortgage Association and the United States Postal Service. Some of these securities are supported by the full faith and credit of the United States Treasury (e.g., Government National Mortgage Association). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity.

          Commercial Paper (All Funds, except Treasury Reserve Money Market Fund and Short-Term Treasury Income Fund). Commercial paper includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions and similar taxable instruments issued by government agencies and instrumentalities. All commercial paper purchased by the Funds is, at the time of investment, rated in one of the top two rating categories of at least one Nationally Recognized Statistical Rating Organization ("NRSRO") or, if not rated, are, in the opinion of [ADVISER'S NAME], of an investment quality comparable to rated commercial paper in which the Funds may invest, or, with respect to the Cash Reserve Money Market Fund, (i) rated "P-1" by Moody's Investors Service, Inc. ("Moody's") and "A-1" or better by Standard & Poor's Corporation ("S&P") or in a comparable rating category by any two NRSROs that have rated the commercial paper or (ii) rated in a comparable category by only one such organization if it is the only organization that has rated the commercial paper (and provided the purchase is approved or ratified by the Board of Trustees).

          Corporate Debt Securities (All Funds, except Kansas Tax Exempt Fund and U.S. Intermediate Tax Exempt Fund). Fund investments in these securities are limited to corporate debt securities (corporate bonds, debentures, notes and similar corporate debt instruments) which meet the rating criteria established for each Fund.

          After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. However, the Fund's Adviser will consider such event in its determination of whether the Fund should continue to hold the security. To the extent the ratings given by a NRSRO may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus and in this SAI.

          Foreign Securities (Intermediate Bond Income Fund, Bond Income Fund, Stock Appreciation Fund, Aggressive Stock Appreciation Fund, Value Stock Appreciation Fund, and International Equity Fund). Changes in foreign exchange rates will affect the value of securities denominated or quoted in currencies other than the U.S. dollar.

          Since the Funds may invest in securities denominated in currencies other than the U.S. dollar, and since those Funds may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, a Fund may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates will influence values within the Fund from the perspective of U.S. investors. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by the Fund. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

          Those Funds that purchase foreign currency-denominated securities may enter into foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted between currency traders (usually large commercial banks) and their customers. Forward foreign currency exchange contracts may be bought or sold to protect a Fund against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

          Bank Obligations. (All Funds, except Treasury Reserve Money Market Fund, Short-Term Treasury Income Fund, Kansas Tax Exempt Fund and U.S. Intermediate Tax Exempt Fund). A description of the bank obligations which the Funds may purchase is set forth in the Prospectuses. These obligations include, but are not limited to, domestic, Eurodollar and Yankeedollar certificates of deposits, time deposits, bankers' acceptances, commercial paper, bank deposit notes and other promissory notes including floating or variable rate obligations issued by U.S. or foreign bank holding companies and their bank subsidiaries, branches and agencies. Certificates of deposit are issued against funds deposited in an eligible bank (including its domestic and foreign branches, subsidiaries and agencies), are for a definite period of time, earn a specified rate of return and are normally negotiable. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with a commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Eurodollar obligations are U.S. Dollar obligations issued outside the United States by domestic or foreign entities. Yankeedollar obligations are U.S. dollar obligations issued inside the United States by foreign entities. Bearer deposit notes are obligations of a bank, rather than a bank holding company. Similar to certificates of deposit, deposit notes represent bank level investments and, therefore, are senior to all holding company corporate debt.

          Variable and Floating Rate Demand and Master Demand Obligations (All Funds). The Funds may, from time to time, buy variable rate demand obligations issued by corporations, bank holding companies and financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity of 397 days or less with respect to the Money Market Funds or five to twenty years with respect to the Non-Money Market Funds, but carry with them the right of the holder to put the securities to a remarketing agent or other entity on short notice, typically seven days or less. The obligation of the issuer of the put to repurchase the securities may or may not be backed by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest.

          The Funds may also buy variable rate master demand obligations. The terms of these obligations permit the investment of fluctuating amounts by the Funds at varying rates of interest pursuant to direct arrangements between a Fund, as lender, and the borrower. They permit weekly, and in some instances, daily, changes in the amounts borrowed. The Funds have the right to increase the amount under the obligation at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the obligation without penalty. The obligations may or may not be backed by bank letters of credit. Because the obligations are direct lending arrangements between the lender and the borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them, although they are redeemable (and thus, immediately repayable by the borrower) at principal amount, plus accrued interest, upon demand. The Funds have no limitations on the type of issuer from whom the obligations will be purchased. The Funds will invest in variable rate master demand obligations only when such obligations are determined by the Adviser or _______, pursuant to guidelines established by the Board of Trustees, to be of comparable quality to rated issuers or instruments eligible for investment by the Funds.

          When-Issued and Delayed-Delivery Securities (All Funds). The Funds may purchase securities on a when-issued or delayed-delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the transaction. The securities so purchased are subject to market fluctuation during this period and no income accrues to the Fund until settlement takes place. To facilitate such acquisitions, the Funds will maintain with the custodian a separate account with a segregated portfolio of securities in an amount at least equal to the value of such commitments. On the delivery dates for such transactions, each Fund will meet obligations from maturities or sales of the securities held in the separate account and/or from cash flow. While the Funds normally enter into these transactions with the intention of actually receiving or delivering the securities, they may sell these securities before the settlement date or enter into new commitments to extend the delivery date into the future, if [Adviser's Name] or [Adviser's Name] consider such action advisable as a matter of investment strategy. Such securities have the effect of leverage on the Funds and may contribute to volatility of a Fund's net asset value.

          Loans of Portfolio Securities (All Funds). The Funds may lend their portfolio securities to brokers, dealers and financial institutions, provided:
(1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or approved bank letters of credit maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the Funds may at any time call the loan and obtain the return of the securities loaned within five business days; (3) the Funds will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of a particular Fund.

          The Funds will earn income for lending their securities because cash collateral pursuant to these loans will be invested in short-term money market instruments. In connection with lending securities, the Funds may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.

          Repurchase Agreements (All Funds, except the Short-Term Treasury Income Fund.) The Funds may invest in securities subject to repurchase agreements with any bank or registered broker-dealer who, in the opinion of the Trustees, present a minimum risk of bankruptcy. Such agreements may be considered to be loans by the Funds for purposes of the Investment Company Act of 1940, as amended (the "1940 Act"). A repurchase agreement is a transaction in which the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting an agreed-upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed-upon rate is unrelated to the interest rate on that security. [Adviser's Name] and [Adviser's Name] will monitor the value of the underlying security at the time the transaction is entered into and at all times during the term of the repurchase agreement to insure that the value of the security always equals or exceeds the repurchase price. In the event of default by the seller under the repurchase agreement, the Funds may have problems in exercising their rights to the underlying securities and may incur costs and experience time delays in connection with the disposition of such securities.

          Reverse Repurchase Agreements (All Funds). The Funds may also enter into reverse repurchase agreements to avoid selling securities during unfavorable market conditions to meet redemptions. Pursuant to a reverse repurchase agreement, a Fund will sell portfolio securities and agree to repurchase them from the buyer at a particular date and price. Whenever a Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets in an amount at least equal to the repurchase price marked to market daily (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements.
Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

          Illiquid Securities (All Funds). Each Fund has adopted a fundamental policy with respect to investments in illiquid securities. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended ("Securities Act"), securities that are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

          In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on either an efficient institutional market in which the unregistered security can be readily resold or on the issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

          Each Fund may also invest in restricted securities issued under
Section 4(2) of the Securities Act, which exempts from registration "transactions by an issuer not involving any public offering." Section 4(2) instruments are restricted in the sense that they can only be resold through the issuing dealer and only to institutional investors; they cannot be resold to the general public without registration. Restricted securities issued under
Section 4(2) of the Securities Act will be treated as illiquid and subject to the Fund's investment restriction on illiquid securities.

          The Commission has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act applicable to resales of certain securities to qualified institutional buyers. It is the intent of the Funds to invest, pursuant to procedures established by the Board of Trustees and subject to applicable investment restrictions, in securities eligible for resale under Rule 144A which are determined to be liquid based upon the trading markets for the securities.

          Pursuant to guidelines set forth by and under the supervision of the Board of Trustees, the Adviser and _______ will monitor the liquidity of restricted securities in a Fund's portfolio. In reaching liquidity decisions, the Adviser and _______ will consider, inter alia, the following factors: (1) the frequency of trades and quotes for the security over the course of six months or as determined in the discretion of the Investment Adviser; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers over the course of six months or as determined in the discretion of the Investment Adviser; (3) dealer undertakings to make a market in the security; (4) the nature of the security and the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer); and (5) other factors, if any, which the Adviser and [ADVISER'S NAME] deem relevant. The Adviser and

_______ will also monitor the purchase of Rule 144A securities to assure that the total of all Rule 144A securities held by a Fund does not exceed 10% of the Fund's average daily net assets. Rule 144A securities which are determined to be liquid based upon their trading markets will not, however, be required to be included among the securities considered to be illiquid for purposes of Investment Restriction No. 1. Investments in Rule 144A securities could have the effect of increasing Fund illiquidity.

[KANSAS RISK FACTORS]

 [TO BE PROVIDED]

          Warrants (International Equity Fund). International Portfolio may invest in warrants, which are options to purchase an equity security at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant's issuance) and usually during a specified period of time. Unlike convertible securities and preferred stocks, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the underlying security to reach a level at which the warrant can be prudently exercised (in which case the warrant may expire without being exercised, resulting in the loss of International Portfolio's entire investment therein).

          Foreign Currency Transactions (International Equity Fund). Investments by International Portfolio in securities of foreign companies will usually involve the currencies of foreign countries. In addition, International Portfolio may temporarily hold funds in bank deposits in foreign currencies pending the completion of certain investment programs. Accordingly, the value of the assets of International Portfolio, as measured in U.S. dollars, may be affected by changes in foreign currency exchange rates and exchange control regulations. In addition, International Portfolio may incur costs in connection with conversions between various currencies. International Portfolio may conduct foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or by entering into foreign currency forward basis at the spot rate prevailing in the foreign currency exchange market or by entering into foreign currency forward contracts ("forward contracts") to purchase or sell foreign currencies. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price at the time of the contract. Forward contracts in the principal foreign currencies are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers and involve the risk that the other party to the contract may fail to deliver currency when due, which could result in losses to International Portfolio. A forward contract generally has no requirement, and no commissions are charged at any stage for trades. Foreign exchange dealers realize a profit based on the difference between the price at which they buy and sell various currencies.

          International Portfolio may enter into forward contracts under two circumstances. First, with respect to specific transactions, when International Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, International Portfolio may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

          Second, International Portfolio may enter into forward contracts in connection with existing portfolio positions. For example, when the investment adviser of International Portfolio believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, International Portfolio may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of International

Portfolio's investment securities denominated in such foreign currency.

          The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk of inaccurate predictions of currency price movements, which may cause International Portfolio to incur losses on these contracts and transaction costs. [Subadviser's Name] does not intend to enter into forward contracts on a regular or continuous basis and will not do so if, as a result, International Portfolio will have more than 25 percent of the value of its total assets committed to such contracts or the contracts would obligate International Portfolio to deliver an amount of foreign currency in excess of the value of International Portfolio's investment securities or other assets denominated in that currency.

          At or before a settlement of a forward currency contract, International Portfolio may either make delivery of the foreign currency or terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract. If International Portfolio chooses to make delivery of the foreign currency, it may be required to obtain the currency through the conversion of assets of International Portfolio into the currency. International Portfolio may close out a forward contract obligating it to purchase a foreign currency by selling an offsetting contract. If International Portfolio engages in an offsetting transaction, it will realize a gain or a loss to the extent that there has been a change in forward contract prices. Additionally, although forward contracts may tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

          There is no systematic reporting of last sale information for foreign currencies, and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market. The interbank market is foreign currencies in a global around-the-clock market.

          When required by applicable regulatory guidelines, International Portfolio will set aside cash, U.S. Government Securities or other liquid, high-grade debt securities in a segregated account with its custodian in the prescribed amount.

          Foreign Currency Options and Related Risks  (International Equity
Fund). International Portfolio may take positions in options on foreign currencies in order to hedge against the risk of foreign exchange fluctuation on foreign securities International Portfolio holds in its portfolio or which it intends to purchase. Options on foreign currencies are affected by the factors discussed in "Options Strategies" and "Foreign Currency Transactions" above which influence foreign exchange sales and investments generally.

          The value of foreign currency options is dependent upon the value of the foreign currency relative to the U.S. dollar and has no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, International Portfolio may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

          To the extent that the U.S. options markets are closed while the market for the underlying currencies remains open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.


                            INVESTMENT RESTRICTIONS

          The following restrictions restate or are in addition to those described under "Investment Restrictions" in the Prospectuses.

          Each Fund, except as indicated, may not:

          (1) Invest more than 15% (10% with respect to the Money Market Funds) of the value of its net assets in investments which are illiquid (including repurchase agreements having maturities of more than seven calendar days, variable and floating rate demand and master demand notes not requiring receipt of principal note amount within seven days notice and securities of foreign issuers which are not listed on a recognized domestic or foreign securities exchange);

          (2) Borrow money or pledge, mortgage or hypothecate its assets, except that a Fund may enter into reverse repurchase agreements or borrow from banks up to 10% of the current value of its net assets (33-1/3% for the International Equity Fund) for temporary or emergency purposes and those borrowings may be secured by the pledge of not more than 15% of the current value of its total net assets (but investments may not be purchased by the Fund while any such borrowings exist);

          (3) Issue senior securities, except insofar as a Fund may be deemed to have issued a senior security in connection with any repurchase agreement or any permitted borrowing;

          (4) Make loans, except loans of portfolio securities and except that a Fund may enter into repurchase agreements with respect to its portfolio securities and may purchase the types of debt instruments described in its Prospectus or the SAI;

          (5) Invest in companies for the purpose of exercising control or management;

          (6) Invest more than 10% of its net assets in shares of other investment companies, except that the International Equity Fund may invest 100% of its assets in the Portfolio;

          (7) Invest in real property (including limited partnership interests but excluding real estate investment trusts and master limited partnerships), commodities, commodity contracts, or oil, gas and other mineral resource, exploration, development, lease or arbitrage transactions;

          (8) Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

          (9) Sell securities short, except to the extent that a Fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

          (10) Purchase securities on margin, except that a Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

          (11) Purchase or retain the securities of any issuer, if those individual officers and Trustees of the Trust, [Adviser's Name] or [Adviser's Name], the Sponsor, or the Distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

          (12) Purchase a security if, as a result, more than 25% of the value of its total assets would be invested in securities of one or more issuers conducting their principal business activities in the same industry (except with respect to the Cash Reserve Money Market Fund which may concentrate its investments in obligations issued by the banking industry), provided that (a) this limitation shall not apply to obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry;

          (13) Invest more than 5% of its net assets in warrants which are unattached to securities, included within that amount, no more than 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchanges;

          (14) Write, purchase or sell puts, calls or combinations thereof, except that the equity and fixed income funds may purchase or sell puts and calls as otherwise described in the Prospectus or SAI; however, no Fund will invest more than 5% of its total assets in these classes of securities for purposes other than bona fide hedging; or

          (15) Invest more than 5% of the current value of its total assets in the securities of companies which, including predecessors, have a record of less than three years' continuous operation.

                                   MANAGEMENT

Trustees and Officers

          The principal occupations of the Trustees and executive officers of the Trust for the past five years are listed below. The address of each, unless otherwise indicated, is 237 Park Avenue, New York, New York 10017. Trustees deemed to be "interested persons" of the Trust for purposes of the 1940 Act are indicated by an asterisk.

John J. Pileggi, Chairman of the Board of Trustees*,___________________________
_______________________________________________________________________________
_______________________________________


               , Trustee -
---------------           -----------------------------------------------------

-------------------------------------------------------------------------------

               , Trustee -
---------------           -----------------------------------------------------

-------------------------------------------------------------------------------

               , Trustee -
---------------           -----------------------------------------------------

-------------------------------------------------------------------------------

               , Principal Financial and Accounting Officer-
---------------                                             -------------------

-------------------------------------------------------------------------------

               , Secretary -
---------------              --------------------------------------------------

-------------------------------------------------------------------------------

               , Assistant Secretary -
---------------                        ----------------------------------------

-------------------------------------------------------------------------------


               , Assistant Secretary -
---------------                        ----------------------------------------

-------------------------------------------------------------------------------

               , Assistant Secretary -
---------------                        ----------------------------------------

-------------------------------------------------------------------------------

     Trustees of the Trust not affiliated with the Sponsor receive from the Trust an annual retainer of $1,000 and a fee of $1,000 for each Board of Trustees meeting and $1,000 for each Board committee meeting of the Trust attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Trustees who are affiliated with the Sponsor do not receive compensation from the Trust.

          Officers and Trustees of the Trust, as a group, own less than 1% of the outstanding shares of the Funds.

[Trustees and Officers of [       ] [International Portfolio Trust]

          The following information relates to the principal occupations of each Trustee and executive officer of the[_______] Trust during the past five years and shows the nature of any affiliation with ______. Each of these individuals currently serves in the same capacity for [ADVISER'S NAME] Capital Funds (Delaware), an investment company with a series that invests all of its assets in the Portfolio.


                                                     - a Trustee of the Trust -
----------------------------------------------------

-------------------------------------------------------------------------------

                                                     - a Trustee of the Trust -
----------------------------------------------------

-------------------------------------------------------------------------------

                                                     - a Trustee of the Trust -
----------------------------------------------------

-------------------------------------------------------------------------------

                                       - a Trustee of the Trust -
--------------------------------------

-------------------------------------------------------------------------------

                                       - President and a Trustee of the Trust
--------------------------------------

-------------------------------------------------------------------------------

                                       - Chairman and a Trustee of the Trust -
--------------------------------------

-------------------------------------------------------------------------------

                                       - a Vice President of the Trust -
--------------------------------------

-------------------------------------------------------------------------------

                                       - a Vice President of the Trust -
--------------------------------------

-------------------------------------------------------------------------------

                                       - a Vice President of the Trust -
--------------------------------------

-------------------------------------------------------------------------------

                                       - a Vice President of the Trust -
--------------------------------------

-------------------------------------------------------------------------------

                                       - a Vice President of the Trust -
--------------------------------------

-------------------------------------------------------------------------------

                                       - a Vice President of the Trust -
--------------------------------------

-------------------------------------------------------------------------------

                                       - a Vice President of the Trust -
--------------------------------------

-------------------------------------------------------------------------------

                                       - a Vice President of the Trust -
--------------------------------------

-------------------------------------------------------------------------------

                                       - Treasurer of the Trust -
--------------------------------------

-------------------------------------------------------------------------------

                                       - Secretary of the Trust -
--------------------------------------

-------------------------------------------------------------------------------

                                       - Assistant Treasurer and
--------------------------------------

Assistant Secretary of the Trust -
                                   --------------------------------------------

-------------------------------------------------------------------------------

                                       - Assistant Treasurer and Assistant
--------------------------------------
Secretary of the Trust -
                         ------------------------------------------------------

-------------------------------------------------------------------------------

                                       - Assistant Secretary of the Trust
--------------------------------------

-------------------------------------------------------------------------------


(a)  Interested Trustee of the Trust within the meaning of the 1940 Act.

          Officers and Trustees who are interested persons of the Trust receive no salary, fees or compensation from the Portfolio. Independent Trustees of the Portfolio receive an annual fee of $_______ and a fee of $_______ for each meeting of the Board attended by them. The Portfolio has no bonus, profit sharing, pension or retirement plans.

The following table provides estimated fees to be paid to each Trustee of the Trust for the fiscal year ended __________ ,199_.

                                    PENSION OR
                                    RETIREMENT                   TOTAL
                                     BENEFITS    ESTIMATED   COMPENSATION
                                    ACCRUED AS     ANNUAL     FROM TRUST
                       AGGREGATE      PART OF     BENEFITS   AND PORTFOLIO
                      COMPENSATION   PORTFOLIO      UPON     COMPLEX PAID
     NAME OF TRUSTEE   FROM TRUST    EXPENSES    RETIREMENT  TO TRUSTEES*
     ---------------  ------------  ----------   ----------  -------------
                       $__,000         $            $         $__,000
     ---------------
                        __,000                                 __,000
     ---------------
                        __,000                                 __,000
     ---------------
                             0                                      0
     ---------------
                        __,000                                 __,000
     ---------------

                        __,000                                 __,000

     ---------------
                             0                                      0
     ---------------------------------

     *  IN ADDITION TO THE [       ] TRUST, "FUND COMPLEX" INCLUDES [ADVISER'S
        NAME] CAPITAL FUNDS (DELAWARE), AN OPEN-END INVESTMENT COMPANY FOR WHICH [_________ ] SERVES AS INVESTMENT ADVISER, AND [ADVISER'S
        NAME]___________FUND, INC., A CLOSED-END INVESTMENT COMPANY FOR WHICH [_______ ] SERVES AS INVESTMENT ADVISER.

            Officers and Trustees of the __________ Trust owned, in the aggregate, less than 1% of the Portfolio's outstanding shares.

          [While the __________ Trust is a Delaware business trust, certain of its Trustees or officers are residents of the

United Kingdom and substantially all of their assets may be located outside of the U.S. As a result it may be difficult for U.S. investors to effect service upon such persons within the U.S., or to realize judgments of courts of the U.S. predicated upon civil liberties of such person under the Federal securities laws of the U.S. The __________ Trust has been advised that there is substantial doubt as to the enforceability in the United Kingdom of such civil remedies and criminal penalties as are afforded by the Federal Securities laws of the U.S. Also, it is unclear if extradition treaties now in effect between the U.S. and the United Kingdom would subject such persons to effective enforcement of the criminal penalties of such acts.]

Investment Advisers

[INVESTMENT ADVISER]

          [Investment Adviser] has provided investment advisory services to the Funds since inception (except the Cash Reserve Money Market Fund) pursuant to an Advisory Agreement with the Trust (the "Advisory Agreement"). Subject to such policies as the Trust's Board of Trustees may determine, [Investment Adviser] makes investment decisions for the Funds (except the Cash Reserve Money Market Fund). The Advisory Agreement provides that, as compensation for services thereunder, [Investment Adviser] is entitled to receive from each Fund it manages a monthly fee at an annual rate based upon average daily net assets of the Fund as set forth in the table of Fund Expenses in the Prospectus.

          [Investment Adviser], whose predecessor was formed in _____, is the __ largest ________ in __________ and provides ______________ services to individuals and institutions. It is a wholly-owned subsidiary of __________________________. [Investment Adviser] acts as the investment adviser to a wide variety of trusts, individuals, institutions and corporation. Its investment management responsibilities, as of _____________, 1995, included accounts with aggregate assets of approximately $____ billion. The principal business address of [Investment Adviser] is [Address].

[Investment Adviser]

          [Investment Adviser] ("______") provides investment advisory services to the Cash Reserve Money Market Fund pursuant to an Investment Advisory Agreement with the Trust (the "______ Agreement"). Subject to such policies as the Trust's Board of Trustees may determine, ______ makes investment decisions for the Cash Reserve Money Market Fund. The ______ Agreement provides that, as compensation for services thereunder, ______ is entitled to receive from the Cash Reserve Money Market a monthly fee (less waivers) at an annual rate based upon average daily net assets of the Fund as set forth in the table of Fund Expenses in the Prospectus.

          [Investment Adviser] ("______"), located at [Address], is a wholly-owned subsidiary of ______ Corporation, the parent company of __________________, and was organized in ______ to provide business management, advisory, administrative and asset management consulting services.

          As of ____________, 1995, ______ provided investment advice with respect to over $____ billion in assets including approximately $____ billion of assets on behalf of [ADVISER'S NAME] Corporation and its primary subsidiary,
__________________.

          The Investment Advisory Contracts for the Funds will continue in effect for a period beyond two years from the date of their execution only as long as such continuance is approved annually (i) by the holders of a majority of the outstanding voting securities of the Funds or by the Board of Trustees and (ii) by a majority of the Trustees who are not parties to such Contract or "interested persons" (as defined in the 1940 Act) of any such party. The Contracts may be terminated without penalty by vote of the Trustees or the shareholders of the Funds, or by [ADVISER'S NAME] or [ADVISER'S NAME], on 60 days' written notice by either party to the Contract and will terminate automatically if assigned.

International Portfolio

          [ADVISER'S NAME] acts as investment adviser to International Portfolio and is required to furnish at its expense all services, facilities and personnel necessary in connection with managing International Portfolio's investments and effecting portfolio transactions for International Portfolio. The Advisory Agreement between International Portfolio and [ADVISER'S NAME] will continue in effect only if such continuance is specifically approved at least annually by the Board of Trustees of ______ Trust or by vote of the holders of beneficial interest of International Portfolio, and in either case by a majority of the Trustees of ______ Trust who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Advisory Agreement.

          The Advisory Agreement with respect to International Portfolio is terminable without penalty by International Portfolio on 60 days' written notice when authorized either by vote of International Portfolio's shareholders or by a vote of a majority of the Board of Trustees of ______ Trust, or by [Adviser's Name] on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment. The Advisory Agreement also provides that, with respect to International Portfolio, neither [Adviser's Name] nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the performance if its or their duties to International Portfolio, except for willful misfeasance, bad faith or gross negligence in the performance of [ADVISER'S NAME]'s or their duties or by reason of reckless disregard of its or their obligations and duties under the Advisory Agreement. The Advisory Agreement provides that [ADVISER'S NAME] may render service to others.

          The advisory fees are accrued daily and paid monthly. [ADVISER'S NAME], in its sole discretion, may waive all or any portion of its advisory fee with respect to International Portfolio.

Distribution of Fund Shares

          The Trust retains [Distributor'a Name], an affiliate of [ADMINISTRATOR], to serve as principal underwriter for the shares of the Funds pursuant to a Distribution Contract. The Distribution Contract provides that the Distributor will use its best efforts to maintain a broad distribution of the Funds' shares among bona fide investors and may enter into selling group agreements with responsible dealers and dealer managers as well as sell the

Funds' shares to individual investors. The Distributor is not obligated to sell any specific amount of shares.

Distribution Plan

          The Trustees of the Fund have voted to adopt a Master Distribution Plan (the "Plan") pursuant to Rule l2b-1 of the Investment Company Act of 1940 (the "1940 Act") after having concluded that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Plan provides for a monthly payment by the Fund to the Distributor in such amounts that the Distributor may request or for direct payment by the Fund, for certain costs incurred under the Plan, subject to periodic Board approval, provided that each such payment is based on the average daily value of the Fund's net assets during the preceding month and is calculated at an annual rate not to exceed 0.25%. (Certain expenses of the Fund may be reduced in accordance with applicable state expense limitations. See "Fees and Expenses"). The Distributor will use all amounts received under the Plan for payments to broker-dealers or financial institutions (but not including banks) for their assistance in distributing shares of the Fund and otherwise promoting the sale of Fund shares, including payments in amounts based on the average daily value of Fund shares owned by shareholders in respect of which the broker-dealer or financial institution has a distributing relationship. The Distributor may also use all or any portion of such fees to pay Fund expenses such as the printing and distribution of prospectuses sent to prospective investors; the preparation, printing and distribution of sales literature and expenses associated with media advertisements.

          The Plan provides for the Distributor to prepare and submit to the Board of Trustees on a quarterly basis written reports of all amounts expended pursuant to the Plan and the purpose for which such expenditures were made.
The Plan provides that it may not be amended to increase materially the costs which the Fund may bear pursuant to the Plan without shareholder approval and that other material amendments of the Plan must be approved by the Board of Trustees, and by the Trustees who neither are "interested persons" (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the Plan or in any related agreement, by vote cast in person at a meeting called for the purpose of considering such amendments. The selection and nomination of the Trustees of the Trust has been committed to the discretion of the Trustees who are not "interested persons" of the Trust. The Plan and the related Administrative Services Contract between the Trust and the Sponsor have been approved, and are subject to annual approval, by the Board of Trustees and by the Trustees who neither are "interested persons" nor have any direct or indirect financial interest in the operation of the Plan or in the Administrative Services Contract, by vote cast in person at a meeting called for the purpose of voting on the Plan. The Board of Trustees and the Trustees who are not "interested persons" and who have no direct or indirect financial interest in the operation of the Plan or in the Administrative Services Contract voted to approve the Plan at a meeting held on [___________, 1996]. The Plan was submitted to the shareholders of the Fund and approved at a special meeting held on [___________, 1996]. The Plan is terminable with respect to the Fund at any time by a vote of a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in the Administrative Services Contract or by vote of the holders of a majority of the shares of the Fund.

Administrative Services

          [ADMINISTRATOR] provides management and administrative services necessary for the operation of the Funds, including among other things, (i) preparation of shareholder reports and communications, (ii) regulatory compliance, such as reports to and filings with the Securities and Exchange Commission ("SEC") and state securities commissions and (iii) general supervision of the operation of the Funds, including coordination of the services performed by [Adviser's Name] and [Adviser's Name], the Distributor, transfer agent, custodians, independent accountants, legal counsel and others. In addition, [ADMINISTRATOR] furnishes office space and facilities required for conducting the business of the Funds and pays the compensation of the Funds' officers, employees and Trustees affiliated with [ADMINISTRATOR]. For these services, [ADMINISTRATOR] receives from each Fund a fee, payable monthly, at the annual rate of 0.15% of each Fund's average daily net assets.

          The Administrative Services Contract is terminable with respect to the Funds without penalty, at any time, by vote of a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Administrative Services Contract upon not more than 60 days written notice to the Administrator or by vote of the holders of a majority of the shares of the Funds, or, upon 60 days notice, by the Administrator. The Administrative Services Contract will terminate automatically in the event of its assignment.

Service Organizations

          The Trust also contracts with banks (including [Adviser's Name]), trust companies, broker-dealers (other than [ADMINISTRATOR]) or other financial organizations ("Service Organizations") to provide certain administrative services for the Funds. Services provided by Service Organizations may include among other things: providing necessary personnel and facilities to establish and maintain certain shareholder accounts and records; assisting in processing purchase and redemption transactions; arranging for the wiring of funds; transmitting and receiving funds in connection with shareholders orders to purchase or redeem shares; verifying and guaranteeing client signatures in connection with redemption orders, transfers among and changes in shareholders designating accounts; providing periodic statements showing a shareholder's account balance and, to the extent practicable, integrating such information with other client transactions; furnishing periodic and annual statements and confirmations of all purchases and redemptions of shares in a shareholder's account; transmitting proxy statements, annual reports, and updating prospectuses and other communications from the Funds to shareholders; and providing such other services as the Funds or a shareholder reasonably may request, to the extent permitted by applicable statute, rule or regulation. Neither [ADMINISTRATOR], nor the Distributor will be a Service Organization or receive fees for servicing.

          Some Service Organizations may impose additional or different conditions on their clients, such as requiring their clients to invest more than the minimum initial or subsequent investments specified by the Funds or charging a direct fee for servicing. If imposed, these fees would be in addition to any amounts which might be paid to the Service Organization by the Funds. Each Service Organization has agreed to transmit to its clients a schedule of any such fees. Shareholders using Service Organizations are urged to consult them regarding any such fees or conditions.

          The Glass-Steagall Act and other applicable laws, among other things, prohibit banks from engaging in the business of underwriting, selling or distributing securities. There currently is no precedent prohibiting banks from performing administrative and shareholder servicing functions as Service Organizations. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either Federal or state statutes or regulations relating to the permissible activities of banks and their subsidiaries or affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

          If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders of the Trust and alternative means for continuing the servicing of such shareholders would be sought. In that event, changes in the operation of the Trust might occur and a shareholder serviced by such a bank might no longer be able to avail itself of any services then being provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.


                          EXPENSES AND EXPENSE LIMITS

          [Currently, California is the only state imposing limitations on the expenses of the Funds. Those expense limitations are 2-1/2 percent of the first $30 million of a Fund's average net assets, 2 percent of the next $70 million and 1-1/2 percent of a Fund's remaining average net assets. If in any fiscal year expenses of the Funds (excluding taxes, interest, expenses under the Plan, brokerage commissions and other portfolio transaction expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and extraordinary expenses, but including the advisory and administrative fees) exceed the expense limitations applicable to the Funds imposed by the securities regulations of any state, [ADMINISTRATOR] and [Adviser's Name] or [Adviser's Name] (with respect to the Cash Reserve Money Market Fund only) will reimburse the Funds for a portion of the excess with [Adviser's Name] or [Adviser's Name] paying 60% and [ADMINISTRATOR] the remaining 40% of the excess.]

          Except for the expenses paid by the [Adviser's Name] or [Adviser's Name] and [ADMINISTRATOR], the Funds bear all costs of their operations.


                        DETERMINATION OF NET ASSET VALUE

          As indicated under "Fund Share Valuation" in the applicable Prospectus, the Money Market Funds use the amortized cost method to determine the value of their portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price which the Funds would receive if the security were sold. During these periods, the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund which utilizes a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in lower value of a Fund's portfolio on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from an investment in a fund utilizing solely market values and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

          Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, each Money Market Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities of 397 days or less and invest only in U.S. dollar denominated eligible securities determined by the Trust's Board of Trustees to be of minimal credit risks and which (1) have received the highest short-term rating by at least two Nationally Recognized Statistical Rating Organizations ("NRSROs"), such as "A-1" by Standard & Poor's and "P-1" by Moody's; (2) are single rated and have received the highest short-term rating by a NRSRO; or (3) are unrated, but are determined to be of comparable quality by the Adviser or [Adviser's Name] pursuant to guidelines approved by the Board and subject to the ratification of the Board.

          In addition, a Fund will not invest more than 5% of its total assets in the securities (including the securities collateralizing a repurchase agreement) of, or subject to puts issued by, a single issuer, except that, a Fund may invest in U.S. Government securities or repurchase agreements that are collateralized by U.S. Government securities without any such limitation, and the limitation with respect to puts does not apply to unconditional puts if no more than 10% of a Fund's total assets are invested in securities issued or guaranteed by the issuer of the unconditional put. Investments in rated securities not rated in the highest category by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization), and unrated securities not determined by the Board of Trustees to be comparable to those rated in the highest rating category, will be limited to 5% of a Fund's total assets, with investment in any one such issuer being limited to no more than the greater of 1% of a Fund's total assets or $1,000,000.

          Pursuant to Rule 2a-7, the Board of Trustees is also required to establish procedures designed to stabilize, to the extent reasonably possible, the price per share of the Funds, as computed for the purpose of sales and redemptions, at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board of Trustees, at such intervals as it may deem appropriate, to determine whether the net asset value of the Funds calculated by using available market quotations deviates from $l.00 per share based on amortized cost. The extent of any deviation will be examined by the Board of Trustees. If such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, will be initiated. In the event the Board of Trustees determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Board of Trustees will take such corrective action as it regards as necessary and appropriate, which may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations.

          The Non-Money Market Funds value their portfolio securities in accordance with the procedures described in the Prospectus.


                             PORTFOLIO TRANSACTIONS

          Investment decisions for the Funds and for the other investment advisory clients of [Adviser's Name] and [Adviser's Name] are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the opinion of [ADVISER'S NAME] or [ADVISER'S NAME] is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

          The Funds have no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trust's Board of Trustees, [Adviser's Name] and [Adviser's Name] are primarily responsible for portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Funds to obtain the best results taking into account the broker-dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities. While [Adviser's Name] and [Adviser's Name] generally seek reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

          Purchases and sales of securities will often be principal transactions in the case of debt securities and equity securities traded otherwise than on an exchange. The purchase or sale of equity securities will frequently involve the payment of a commission to a broker-dealer who effects the transaction on behalf of a Fund. Debt securities normally will be purchased or sold from or to issuers directly or to dealers serving as market makers for the securities at a net price. Generally, money market securities are traded on a net basis and do not involve brokerage commissions.

          The cost of executing portfolio securities transactions for the Money Market Funds primarily consists of dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Funds or the Sponsor are prohibited from dealing with the Funds as a principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the SEC.

          [Adviser's Name] may, in circumstances in which two or more broker-dealers are in a position to offer comparable results, give preference to a dealer which has provided statistical or other research services to [Adviser's Name]. By allocating transactions in this manner, [Adviser's Name] is able to supplement its research and analysis with the views and information of securities firms. These items, which in some cases may also be purchased for cash, include such matters as general economic and securities market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities.

          Some of these services are of value to [Adviser's Name] in advising various of their clients (including the Funds), although not all of these services are necessarily useful and of value in managing the Funds. The management fee paid by the Funds is not reduced because [ADVISER'S NAME] or its affiliates receive such services.

          As permitted by Section 28(e) of the Securities Exchange Act of 1934 (the "Act"), [Adviser's Name] may cause the Funds to pay a broker-dealer which provides "brokerage and research services" (as defined in the Act) to [Adviser's Name] an amount of disclosed commission for effecting a securities transaction for the Funds in excess of the commission which another broker-dealer would have charged for effecting that transaction.

          Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, [Adviser's Name] and [Adviser's Name] may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.

Portfolio Turnover

          Changes may be made in the portfolio consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. It is anticipated that the annual portfolio turnover rate normally will not exceed the amounts stated in the Funds' Prospectuses and financial statements. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less.


                                    TAXATION

          The Funds intend to qualify and elect annually to be treated as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company, a Fund must (a) distribute to shareholders at least 90% of its investment company taxable income (which includes, among other items, dividends, taxable interest and the excess of net short-term capital gains over net long-term capital losses); (b) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (c) derive less than 30% of its gross income from the sale or other disposition of certain assets (namely, (i) stock or securities;
(ii) options, futures, and forward contracts (other than those on foreign currencies), and (iii) foreign currencies (including options, futures, and forward contracts on such currencies) not directly related to the Fund's principal business of investing in stock or securities (or options and futures with respect to stocks or securities)) held less than 3 months; and (d) diversify its holdings so that, at the end of each quarter of the taxable year,
(i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies). In addition, a Fund earning tax-exempt interest must, in each year, distribute at least 90% of its net tax-exempt income. By meeting these requirements, the Funds generally will not be subject to Federal income tax on their investment company taxable income and net capital gains which are distributed to shareholders. If the Funds do not meet all of these Code requirements, they will be taxed as ordinary corporations and their distributions will be taxed to shareholders as ordinary income.

          Amounts, other than tax-exempt interest, not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, each Fund must distribute for each calendar year an amount equal to the sum of
(1) at least 98% of its ordinary income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of such year, and (3) all ordinary income and capital gains net income (adjusted for certain ordinary losses) for previous years that were not distributed during such years. A distribution, including an "exempt-interest dividend," will be treated as paid on December 31 of a calendar year if it is declared by a Fund during October, November or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

          Some Funds may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC under the Code if at least one-half of its assets constitutes investment-type assets or 75% or more of its gross income is investment-type income. Under the PFIC rules, an "excess distribution" received with respect to PFIC stock is treated as having been realized ratably over the period during which the Fund held the PFIC stock. A Fund itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to the Fund's holding period in prior taxable years (and an interest factor will be added to the tax, as if the tax actually been payable in such prior taxable years) even though the Fund distributes the corresponding income to shareholders. Excess distributions include any gain from the sale of PFIC stock as well as certain distributions from a PFIC. All excess distributions are taxable as ordinary income.

          A Fund may be able to elect alternative tax treatment with respect to PFIC stock. Under an election that currently may be available, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, other elections may become available that would affect the tax treatment of PFIC stock held by a Fund. Each Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC stock.

          Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject a Fund itself to tax on certain income from PFIC stock, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock.

          Distributions of investment company taxable income generally are taxable to shareholders as ordinary income. Distributions from certain of the Funds may be eligible for the dividends-received deduction available to corporations. Distributions of net long term capital gains, if any, designated by the Funds as long term capital gain dividends are taxable to shareholders as long-term capital gain, regardless of the length of time the Funds' shares have been held by a shareholder. All distributions are taxable to the shareholder in the same manner whether reinvested in additional shares or received in cash. Shareholders will be notified annually as to the Federal tax status of distributions.

          Distributions by a Fund reduce the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution, nevertheless, would be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution by the Funds. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which will nevertheless generally be taxable to them.

          Upon the taxable disposition (including a sale or redemption) of shares of a Fund, a shareholder may realize a gain or loss depending upon his basis in his shares. Such gain or loss generally will be treated as capital gain or loss if the shares are capital assets in the shareholders hands. Such gain or loss will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. However, a loss realized by a shareholder on the disposition of Fund shares with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long term capital loss if such shares have been held by the shareholder for six months or less. A loss realized on the redemption, sale or exchange of Fund shares will be disallowed to the extent an exempt-interest dividend was received with respect to those shares if the shares have been held by the shareholder for six months or less. Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Funds on the reinvestment date.

          Under certain circumstances, the sales charge incurred in acquiring shares of a Fund may not be taken into account in determining the gain or loss on the disposition of those shares. This rule applies where shares of a Fund are exchanged within 90 days after the date they were purchased and new shares of a Fund are acquired without a sales charge or at a reduced sales charge. In that case, the gain or loss recognized on the exchange will be determined by excluding from the tax basis of the shares exchanged all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred the sales charge initially. Instead, the portion of the sales charge affected by this rule will be treated as a sales charge paid for the new shares.

          The taxation of equity options is governed by Code section 1234. Pursuant to Code section 1234, the premium received by a Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call Option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

          Certain of the options, futures contracts, and forward foreign currency exchange contracts that several of the Funds may invest in are so-called "section 1256 contracts." With certain exceptions, gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses ("60/40"). Also, section 1256 contracts held by a Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as 60/40 gain or loss.

          Generally, the hedging transactions undertaken by a Fund may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on a position that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to stockholders.

          A Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

          Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

          Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in transactions in options, futures, and forward contracts.

          Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest, dividends or other receivables, or accrues expenses or other liabilities denominated in a foreign currency, and the time the Fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options and forward and futures contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase, decrease, or eliminate the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

          Income received by a Fund from sources within foreign countries may be subject to withholding and other similar income taxes imposed by the foreign country. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign governments and corporations, the Fund will be eligible and intends to elect to "pass-through" to its shareholders the amount of such foreign taxes paid by the Fund.
Pursuant to this election, a shareholder would be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by a Fund, and would be entitled either to deduct his pro rata share of foreign taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. Federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). Each shareholder will be notified within 60 days after the close of a Fund's taxable year whether the foreign taxes paid by a Fund will "pass-through" for that year and, if so, such notification will designate (a) the shareholder's portion of the foreign taxes paid to each such country and (b) the portion of the dividend which represents income derived from foreign sources.

          Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his total foreign source taxable income. For this purpose, if a Fund makes the election described in the preceding paragraph, the source of the Fund's income flows through to its shareholders. With respect to a Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuations gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income has defined for purposes of the foreign tax credit) including foreign source passive income of a Fund. The foreign tax credit may offset only 90% of the alternative minimum tax imposed on corporations and individuals, and foreign taxes generally may not be deducted in computing alternative minimum taxable income.

          The Funds are required to report to the Internal Revenue Service ("IRS") all distributions except in the case of certain exempt shareholders. All such distributions generally are subject to withholding of Federal income tax at a rate of 31% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Funds with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the Funds or a shareholder that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. If the withholding provisions are applicable, any such distributions, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld. Backup withholding is not an additional tax. Any amount withheld may be credited against the shareholders U.S. Federal income tax liability. Investors may wish to consult their tax advisors about the applicability of the backup withholding provisions.

          The foregoing discussion relates only to Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates). Distributions by the Funds also may be subject to state and local taxes and their treatment under state and local income tax laws may differ from the Federal income tax treatment. Distributions of a Fund which are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their tax advisors with respect to particular questions of Federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Funds including the likelihood that distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or at a lower rate under a tax treaty).

          Kansas Tax Exempt Fund and U.S. Intermediate Tax Exempt Fund. Each of these Funds intends to manage its portfolio so that it will be eligible to pay "exempt-interest dividends" to shareholders. Each Fund will so qualify if, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of state, municipal, and certain other securities, the interest on which is exempt from the regular Federal income tax. To the extent that a Fund's dividends distributed to shareholders are derived from such interest income and are designated as exempt-interest dividends by the Fund, they will be excludable from a shareholder's gross income for Federal income tax purposes. Exempt-interest dividends, however, must be taken into account by shareholders in determining whether their total incomes are large enough to result in taxation of up to 85% of their Social Security benefits and certain railroad retirement benefits. Each Fund will inform shareholders annually as to the portion of the distributions from the Fund which constitute exempt-interest dividends. In addition, for corporate shareholders of each Fund, exempt interest dividends may comprise part or all of an adjustment to alternative minimum taxable income. Exempt-interest dividends that are attributable to certain private activity bonds, while not subject to the regular Federal income tax, may constitute an item of tax preference for purposes of the alternative minimum tax.

          To the extent that a Fund's dividends are derived from its investment company taxable income (which includes interest on its temporary taxable investments and the excess of net short-term capital gain over net long-term capital loss), they are considered ordinary (taxable) income for Federal income tax purposes. Such dividends will not qualify for the dividends - received deduction for corporations. Distributions, if any, of net long-term capital gains (the excess of net long-term capital gain over net short-term capital loss) designated by a Fund as long-term capital gain dividends are taxable to shareholders as long-term capital gain regardless of the length of time the shareholder has owned shares of the Fund.

          Upon redemption, sale or exchange of shares in one of these Funds, a shareholder will realize a taxable gain or loss, depending on whether the gross proceeds are more or less than the shareholder's tax basis for the shares. The discussion above provides additional detail about the income tax consequences of disposing of Fund shares.

          Deductions for interest expense incurred to acquire or carry shares of the Fund may be subject to limitations that reduce, defer, or eliminate such deductions. This includes limitations on deducting interest on indebtedness properly allocable to investment property (which may include shares of the Fund). In addition, a shareholder may not deduct a portion of interest on indebtedness incurred or continue to purchase or carry shares of an investment company (such as one of these Funds) paying exempt-interest dividends. Such disallowance would be in an amount which bears the same ratio to the total of such interest as the exempt-interest dividends bear to the total dividends, excluding net capital gain dividends received by the shareholder. Under rules issued by the IRS for determining when borrowed funds are considered used for the purposes of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares.

          Certain of the debt securities acquired by the Funds may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by the Fund, original issue discount on a taxable debt security earned in a given year generally is treated for Federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements of the Code. Original issue discount on an obligation, the interest from which is exempt from Federal income tax, generally will constitute tax-exempt interest income.

          Some of the debt securities may be purchased by a Fund at a discount which exceeds the original issue discount on such securities, if any. This additional discount represents market discount for Federal income tax purposes. The gain realized on the disposition of any debt security having market discount will be treated as ordinary taxable income to the extent it does not exceed the accrued market discount on such debt security. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of a Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest.

          Under Kansas law, a mutual fund which qualifies as a regulated investment company generally must have at least 50% of its total assets in Kansas state and local issues at the end of each quarter of its taxable year in order to be eligible to pay dividends which will be exempt from Kansas personal income tax. Generally, shareholders who are Kansas residents will not incur Kansas personal income tax on the amount of exempt-interest dividends received by them from a Fund and derived from Kansas state and local issues, whether taken in cash or paid in additional shares. Gain on the sale or redemption of Fund shares is subject to Kansas personal income tax.

          Shareholders will normally be subject to Kansas personal income tax on dividends paid from income derived from taxable securities and other taxable investments, and from securities issued by states other than Kansas and on distribution of capital and other taxable gains.

          Each Fund will be required to report to the IRS all distributions of investment company taxable income and net capital gains and gross proceeds from the redemption or exchange of the Fund's shares, except in the case of certain exempt shareholders. All such distributions and proceeds from the redemption or exchange of the Fund's shares may be subject to withholding of Federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish a Fund with their taxpayer identification numbers and with required certifications regarding their status under Federal income tax laws.

          A deductible "environmental tax" of 0.12% is imposed on a corporation's modified alternative minimum taxable income in excess of $2 million. The environmental tax will be imposed even if the corporation is not required to pay an alternative minimum tax because the corporation's regular income tax liability exceeds its minimum tax liability. To the extent that exempt-interest dividends paid by a Fund are included in alternative minimum taxable income, corporate shareholders may be subject to the environmental tax.

          Opinions relating to the validity of municipal securities and the exemption of interest thereon from Federal income tax are rendered by bond counsel to the issuers. The Funds, [Adviser's Name] and its affiliates, and the Funds' counsel make no review of proceedings relating to the issuance of state or municipal securities on the bases of such opinions.

          Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by private activity bonds should consult their tax advisers before purchasing shares of one of these Funds since the acquisition of shares of the Fund may result in adverse tax consequences to them. In addition, all shareholders of a Fund should consult their tax advisers about the tax consequences to them of their investments in the Fund.

          Changes in the tax law, including provisions relating to tax-exempt income, frequently come under consideration. If such changes are enacted, the tax consequences arising from an investment in Kansas Tax Exempt Fund or the US Intermediate Tax Exempt Fund may be affected. Since ___________ Trust does not undertake to furnish tax advice, it is important for shareholders to consult their tax advisers regularly about the tax consequences to them of investing in one or more of the ___________ Funds.


                               OTHER INFORMATION

Capitalization

          The Trust is a Delaware business trust established under a Declaration of Trust dated ___________, 1996 and currently consists of ten separately managed portfolios. Each portfolio is comprised of two classes of shares -- the "Service Class" and the "Premium Class". The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board of Trustees may establish additional Funds (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional Funds will not alter the rights of the Trust's shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In any liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the net assets of that Fund.

          Expenses incurred in connection with each Fund's organization and the public offering of its shares have been deferred and are being amortized on a straight-line basis over a period of not more than five years.

Voting Rights

          Under the Declaration of Trust, the Trust is not required to hold annual meetings of each Fund's shareholders to elect Trustees or for other purposes. When certain matters affect only one class of shares but not another, the shareholders would vote as a class regarding such matters. It is not anticipated that the Trust will hold shareholders' meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove persons serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. To the extent required by applicable law, the Trustees shall assist shareholders who seek to remove any person serving as Trustee.

          The Trust's shares do not have cumulative voting rights, so that the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

Custodian Transfer Agent and Dividend Disbursing Agent

          [Custodian's Name] acts as custodian of the Trust's assets. [ADMINISTRATOR] acts as transfer agent for the Funds. The Trust compensates [ADMINISTRATOR] for providing personnel and facilities to perform transfer agency related services for the Trust at a rate intended to represent the cost of providing such services. The International Equity Fund pays no custodian fees as long as all of its assets are invested in another mutual fund, but incurs its pro-rata portion of the custody fees of [PORTFOLIO'S
CUSTODIAN'S NAME] as Portfolio Custodian. The Trustees of the Portfolio have reviewed and approved custodial arrangements for securities held outside of the United States in accordance with Rule 17f-5 of the 1940 Act.

Experts

          [Independent Accountant] has been selected as the independent accountants for the Trust. [Independent Accountant] provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. [Independent Accountant]'s [address].

Yield and Performance Information

          The Funds may, from time to time, include their yield, effective yield, tax equivalent yield and average annual total return in advertisements or reports to shareholders or prospective investors.

          Current yield for the Money Market Funds will be based on the change in the value of a hypothetical investment (exclusive of capital changes such as gains or losses from the sale of securities and unrealized appreciation and depreciation) over a particular seven-day period, less a pro-rata share of each Fund's expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Money Market Funds assumes that all dividends received during the base period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

                                                    365/7
         Effective Yield = [(Base Period Return + 1)     ] - 1.

          Quotations of yield for the Non-Money Market Funds will be based on the investment income per share earned during a particular 30-day period, less expenses accrued during a period

("net investment income") and will be computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                        6
     YIELD = 2[(a-b + 1) -l]
                ---
                cd

where a = dividends and interest earned during the period, b = expenses accrued for the period (net of any reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.

          Quotations of tax-equivalent yield for Kansas Tax-Exempt Fund and the U.S. Intermediate Tax-Exempt Fund will be calculated according to the following formula:


          TAX EQUIVALENT YIELD = ( E )
                                  ---
                                  1-p

          E = tax-exempt yield
          p = stated income tax rate

               Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years and since inception (up to the life of the Fund), calculated pursuant to the following formula:

                   n
          P (1 + T)  = ERV

(where P = a hypothetical initial payment of $l,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures will reflect the deduction of the maximum sales charge and a proportional share of Fund expenses (net of certain reimbursed expenses) on an annual basis, and will assume that all dividends and distributions are reinvested when paid.

          Quotations of yield and total return will reflect only the performance of a hypothetical investment in the Funds during the particular time period shown. Yield and total return for the Funds will vary based on changes in the market conditions and the level of the Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

          In connection with communicating its yields or total return to current or prospective unit holders, the Funds also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indexed which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

          Performance information for the Funds may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, or other unmanaged indices so that investors may compare the Funds' results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general;
(ii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

          Investors who purchase and redeem shares of the Funds through a customer account maintained at a Service Organization may be charged one or more of the following types of fees as agreed upon by the Service Organization and the investor, with respect to the customer services provided by the Service
Organization: account fees (a fixed amount per month or per year); transaction fees (a fixed amount per transaction processed); compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered); or account maintenance fees (a periodic charge based upon a percentage of the assets in the account or of the dividends paid on those assets). Such fees will have the effect of reducing the yield and average annual total return of the Funds for those investors. Investors who maintain accounts with the Trust as transfer agent will not pay these fees.

                           PART C. OTHER INFORMATION

Item 24.         Financial Statements and Exhibits

         (a)     (1)            Financial Statements included in Part A of this
                                Registration Statement:  None.

                 (2) Financial Statements included in Part B of this Registration Statement: None.

         (b)     Exhibits

          -        (1)            Trust Instrument.

          -        (2)            Bylaws of Registrant.

                   (3)            None.

                   (4)            None.

          -        (5)(a)         Form of Master Investment Advisory Agreement
                                  and Supplements between Registrant and
                                  Adviser.

          -        (5)(b)         Form of Investment Advisory Agreement between
                                  Registrant and Adviser.

          -        (5)(c)         Form of Master Administration Agreement and
                                  Supplements between Registrant and
                                  Administrator.

          -        (6)            Form of Master Distribution Contract and
                                  Supplements between Registrant and
                                  Distributor.

                   (7)            None.

          -        (8)            Form of Custodian Contract between Registrant
                                  and Custodian.

          -        (9)(a)         Form of Transfer Agency and Service Agreement
                                  between Registrant and Transfer Agent.

          -        (10)(a)        Consent of Baker & McKenzie, counsel to
                                  Registrant.

          -        (11)           Consent of Independent Accountants.

                   (12)           None

          -        (13)           Subscription Agreement.

                   (14)           None.

          -        (15)           Form of Rule 12b-1 Distribution Plan and
                                  Agreement between Registrant and Distributor.

          -        (16)           Schedule of Computation of Performance
                                  Calculation.

          -        (17)           Financial Data Schedule.


          -        (18)           Rule 18f-3 Plan.



Other Exibits

          -        (A)            Power Of Attorney.


-----------------------

-        To be filed by Amendment.

Item 25.         Persons Controlled by or under Common Control with Registrant.

                 None.


Item 26.         Number of Holders of Securities at                     , 1996.

                 U.S. Treasury Reserve Money Market Fund                  ___

                 Cash Reserve Money Market Fund                           ___

                 Short-Term Treasury Income Fund                          ___

                 Intermediate Bond Income Fund                            ___

                 Bond Income Fund                                         ___

                 Stock Appreciation Fund                                  ___

                 Aggressive Stock Appreciation Fund                       ___

                 Value Stock Appreciation Fund                            ___

                 International Equity Fund                                ___

                 U.S. Intermediate Tax Exempt Fund                        ___

                 Kansas Intermediate Tax Exempt Fund                      ___

Item 27.         Indemnification.

                 As permitted by Section 17(h) and (i) of the Investment Company Act of 1940 (the "1940 Act") and pursuant to Article X of the Registrant's Trust Instrument (Exhibit 1 to the Registration Statement),
Section 4 of the Master Investment Advisory Contract between Registrant and [the Adviser] (Exhibit 5(a) to this Registration Statement), Section 9 of the Investment Advisory Agreement between Registrant and [the Adviser] (Exhibit 5(b) to this Registration Statement) and Section 9 of the Master Distribution Contract between Registrant and [the Distributor] (Exhibit 6 to this Registration Statement), officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any shareholder, officer, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.

                 Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

                 The Registrant will purchase an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers under certain circumstances.

                 Section 4 of the Master Investment Advisory Contract between Registrant and [the Adviser], Section 9 of the Investment Advisory Agreement between Registrant and [the Adviser] and Section 9 of the Master Distribution Contract between Registrant and [the Adviser] Distributor limit the liability of [the Adviser], and the Distributor to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

                 The Registrant hereby undertakes that it will apply the indemnification provisions of its Declaration of Trust, By-Laws, Investment Advisory Contracts and Distribution Contract in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.


Item 28.         Business and Other Connections of [the Adviser].

                 [To be provided by Amendment]

                 [The Adviser] is a subsidiary of __________________, a __________________ headquartered in _____________________.
                 [The Adviser], whose predecessor was originally organized in ____, is the _____________________ in __________ and, at
                 _________________, 1996, had approximately ___% of all insured deposits in _________. [The Adviser], _____________________, has ___ offices in ___ communities.

                 The executive officers of [the Adviser] and _____________________ and such executive officers' positions during the past five years are as follows:

                                Name                        Position and Offices
                                ----                        --------------------
[To be provided by Amendment]





Business and Other Connections of [the Adviser].

[To be provided by Amendment]

                                                                    Principal Occupation
         Name and Position                                          During Past Two Years
         -----------------                                          ---------------------
[To be provided by Amendment]

Item 29.         Principal Underwriter

                 (a)      [The Distributor] does not act as
                          Distributor/Underwriter for other registered investment companies.

                 (b)      Officers and Directors.

Name and Principal                      Positions and Offices with              Positions and Offices with
Business Address*                       Registrant                              Underwriter
-------------------------               ------------------------------          --------------------------
[To be provided by Amendment]





                 (c)      Not applicable.





-----------------------

*     237 Park Avenue, Suite 910, New York, New York  10017.

Item 30.         Location of Accounts and Records

                 All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of [ADMINISTRATOR].


Item 31.         Management Services

                 Not applicable.


Item 32.         Undertakings.

                 (a) Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the removal of a trustee if requested to do so by the holders of at least 10% of the Registrant's outstanding shares.

                 (b) Registrant undertakes to provide the support to shareholders specified in Section 16(c) of the 1940 Act as though that section applied to the Registrant.

       (c) Registrant hereby undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of the Registrant's 1933 Act Registration Statement.

                                   SIGNATURES


                 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on January 24, 1996.


                                          FS FUNDS TRUST



                                          By:
                                             --------------------------------
                                              John J. Pileggi, President
                                              and Sole Trustee

                 Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

                 Signature                                Title                             Date
                 ---------                                -----                             ----
 /s/John J. Pileggi
 ---------------------------
 John J. Pileggi                             Trustee and Principal Executive          January 24, 1996
                                             Officer


 /s/Donald Brostrom
 --------------------------
 Donald Brostrom                             Vice President and Treasurer             January 24, 1996
                                             (Principal Financial and
                                             Accounting Officer)

                       SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C.  20549

--------------------------------------------------------------------------------

                                    EXHIBITS

                                       to

                                   FORM N-1A

                             REGISTRATION STATEMENT

                        UNDER THE SECURITIES ACT OF 1933

                                      AND

                       THE INVESTMENT COMPANY ACT OF 1940


--------------------------------------------------------------------------------

                                 FS FUNDS TRUST

                                 EXHIBIT INDEX



Exhibit
Number           Document
---------        --------
NONE             NONE

                                   FORM N-8A

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-8A

                          NOTIFICATION OF REGISTRATION
                     FILED PURSUANT TO SECTION 8(a) OF THE
                         INVESTMENT COMPANY ACT OF 1940


     The undersigned investment company hereby notifies the Securities and Exchange Commission that it registers under and pursuant to the provisions of
Section 8(a) of the Investment Company Act of 1940 and in connection with such notification of registration submits the following information:

--------------------------------------------------------------------------------

Name:      FS FUNDS Trust

Address of Principal Business Office (No. & Street), City, State, Zip Code):

237 Park Avenue, New York, NY 10017

Telephone Number: (including area code):      800-557-3768

Name and address of agent for service of process:

John J. Pileggi
237 Park Avenue, Suite 910
New York, NY 10017

Check Appropriate Box:

Registrant is filing a Registration Statement pursuant to Section 8(b) of the Investment Company Act of 1940 concurrently with the filing of Form N-8A.
YES  X     NO
   -------    -------

--------------------------------------------------------------------------------

                                   SIGNATURES


     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has caused this notification of registration to be duly signed on its behalf in the city of New York and state of New York on the 22nd day of January, 1996.




     [SEAL]                                Signature    FS FUNDS Trust
                                                            (Name of Registrant)



                                           BY     John J. Pileggi
                                               (Name of director, trustee or officer
                                                signing on behalf of Registrant)

Attest:
       --------------------------
               (Name)

---------------------------------
              (Title)
